UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-612-671-1947

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Columbia Corporate Income Fund

(formerly known as Columbia Income Fund)

Semiannual Report for the Period Ended September 30, 2010

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

■

A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

■

A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Corporate Income Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		I	W	Z
Inception	07/31/00		07/15/02		07/15/02		09/27/10	09/27/10	03/05/86
Sales charge	without	with	without	with	without	with	without	without	without
6-month (cumulative)	6.19	1.10	5.80	0.80	5.88	4.88	n/a	n/a	6.33
1-year	12.55	7.24	11.72	6.72	11.88	10.88	n/a	n/a	12.83
5-year	5.80	4.78	5.02	4.69	5.17	5.17	n/a	n/a	6.06
10-year/Life	6.57	6.05	5.91	5.91	6.04	6.04	0.15	0.14	6.86

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class W shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class I, Class W and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class I and Class W shares were initially offered by the fund on September 27, 2010, the date of their inception.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B and Class C are newer classes of shares. Class A share performance information includes the returns of Class Z shares (the oldest existing share class) for periods prior to its inception. Class B and Class C share performance information includes returns of Class A shares for the period from July 31, 2000 through July 14, 2002, and the returns of Class Z shares for periods prior thereto. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses (such as distribution and service (Rule 12b-1) fees) between Class Z shares and the newer classes of shares or between Class A shares, Class B shares and Class C shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on July 31, 2000, Class B shares and Class C shares were initially offered on July 15, 2002, and Class Z shares were initially offered on March 5, 1986.

Summary

6-month (cumulative) return as of 09/30/10

+6.19% Class A shares (without sales charge)

+8.07% Barclays Capital Credit Bond Index[1]

+7.84% Blended Benchmark[2]

Net asset value per share

as of 09/30/10 ($)
Class A	9.85
Class B	9.85
Class C	9.85
Class I	9.85
Class W	9.85
Class Z	9.85

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.26
Class B	0.23
Class C	0.23
Class I	0.00	*
Class W	0.00	*
Class Z	0.27
*	Rounds to less than $0.01.
[1]	The Barclays Capital Credit Bond Index is an index of publicly issued investment grade, corporate securities and dollar-denominated SEC registered global debentures.

[2]

A weighted custom composite of the Barclays Capital Credit Bond Index (85%) and JPMorgan Global High Yield Index (15%) established by the advisor. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia Corporate Income Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,061.90		1,020.31	4.91		4.81	0.95
Class B	1,000.00	1,000.00	1,058.00		1,016.55	8.77		8.59	1.70
Class C	1,000.00	1,000.00	1,058.80		1,017.30	8.00		7.84	1.55
Class I	1,000.00	1,000.00	1,001.50	*	1,021.81	0.05	*	3.29	0.65
Class W	1,000.00	1,000.00	1,001.40	*	1,020.31	0.08	*	4.81	0.95
Class Z	1,000.00	1,000.00	1,063.30		1,021.56	3.62		3.55	0.70

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	For the period September 27, 2010 through September 30, 2010. Class I and Class W shares commenced operations on September 27, 2010.

2

Investment Portfolio – Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 90.9%

	Par ($)	Value ($)
Basic Materials – 3.9%
Chemicals – 1.5%
Celanese U.S. Holdings LLC
6.625% 10/15/18 (a)	23,000	23,518

CF Industries, Inc.
6.875% 05/01/18	435,000	468,169

Dow Chemical Co.
5.900% 02/15/15	1,800,000	2,007,146
8.550% 05/15/19	480,000	606,091
9.400% 05/15/39	220,000	311,406

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.875% 02/01/18	780,000	764,400

INEOS Finance PLC
9.000% 05/15/15 (a)	300,000	313,125

INVISTA
9.250% 05/01/12 (a)	234,000	236,925

Lubrizol Corp.
8.875% 02/01/19	715,000	928,912

Lyondell Chemical Co.
8.000% 11/01/17 (a)	474,000	517,845
11.000% 05/01/18	81,000	89,606

MacDermid, Inc.
9.500% 04/15/17 (a)	270,000	282,150

NOVA Chemicals Corp.
8.375% 11/01/16	160,000	168,400
8.625% 11/01/19	160,000	169,800

Solutia, Inc.
8.750% 11/01/17	325,000	355,062

Chemicals Total		7,242,555

Forest Products & Paper – 0.3%
Cascades, Inc.
7.750% 12/15/17	370,000	385,725

Domtar Corp.
10.750% 06/01/17	125,000	155,625

Georgia-Pacific LLC
8.000% 01/15/24	480,000	538,800

PE Paper Escrow GmbH
12.000% 08/01/14 (a)	475,000	548,625

Forest Products & Paper Total		1,628,775

	Par ($)	Value ($)
Iron/Steel – 1.2%
ArcelorMittal
7.000% 10/15/39	3,728,000	3,808,421

Nucor Corp.
5.000% 06/01/13	1,110,000	1,212,960

Russel Metals, Inc.
6.375% 03/01/14	300,000	296,250

United States Steel Corp.
7.000% 02/01/18	210,000	214,200

Iron/Steel Total		5,531,831

Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	180,000	200,925

Novelis, Inc.
7.250% 02/15/15	57,000	57,997

Teck Resources Ltd.
10.750% 05/15/19	239,000	300,973

Vale Overseas Ltd.
6.875% 11/21/36	2,540,000	2,901,843

Vedanta Resources PLC
9.500% 07/18/18 (a)	600,000	648,000

Metals & Mining Total		4,109,738

Basic Materials Total		18,512,899

Communications – 11.0%
Advertising – 0.3%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	100,000	106,250
10.000% 07/15/17	380,000	443,650

inVentiv Health, Inc.
10.000% 08/15/18 (a)	305,000	303,094

Visant Corp.
7.000% 09/22/16 (10/22/10) (b)(c)(d)	160,000	160,880
10.000% 10/01/17 (a)	135,000	141,075

Advertising Total		1,154,949

Media – 4.5%
Belo Corp.
8.000% 11/15/16	180,000	192,375

CCH II LLC/CCH II Capital Corp.
13.500% 11/30/16	480,362	570,430

See Accompanying Notes to Financial Statements.

3

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Communications (continued)
Cequel Communications Holdings I LLC & Cequel Capital Corp.
8.625% 11/15/17 (a)	165,000	174,075
Clear Channel Worldwide Holdings, Inc.
9.250% 12/15/17	195,000	208,162

CMP Susquehanna Corp.
3.430% 05/15/14 (11/10/10) (a)(e)(c)(d)	30,000	17,700

Comcast Corp.
6.950% 08/15/37	2,540,000	2,978,379

DirecTV Holdings LLC
6.375% 06/15/15	1,070,000	1,107,450

DISH DBS Corp.
7.875% 09/01/19	760,000	817,950

Entravision Communications Corp.
8.750% 08/01/17 (a)	445,000	453,900

Gannett Co., Inc.
6.375% 09/01/15 (a)	135,000	133,481

Gray Television, Inc.
10.500% 06/29/15	343,000	342,571

Insight Communications Co., Inc.
9.375% 07/15/18 (a)	155,000	164,687

Liberty Media LLC
8.250% 02/01/30	445,000	429,425

Mediacom LLC/Mediacom Capital Corp.
9.125% 08/15/19	155,000	160,425

NBC Universal, Inc.
5.950% 04/01/41 (a)(f)	1,895,000	1,949,218

News America, Inc.
6.400% 12/15/35	1,705,000	1,890,796
6.550% 03/15/33	500,000	558,072

Salem Communications Corp.
9.625% 12/15/16	420,000	446,250

Sinclair Television Group, Inc.
8.375% 10/15/18 (a)(f)	115,000	115,863
9.250% 11/01/17 (a)	392,000	420,420

Sirius XM Radio, Inc.
8.750% 04/01/15 (a)	260,000	276,250
9.750% 09/01/15 (a)	565,000	622,206

	Par ($)	Value ($)

Time Warner Cable, Inc.
3.500% 02/01/15	5,860,000	6,150,820
5.850% 05/01/17	1,070,000	1,220,029

Umbrella Acquisition, Inc.
PIK,
9.750% 03/15/15 (03/15/12) (a)(c)(d)	68,412	65,208

Media Total		21,466,142

Telecommunication Services – 6.2%
AT&T, Inc.
5.625% 06/15/16	1,575,000	1,829,492
6.550% 02/15/39	1,855,000	2,157,317

British Telecommunications PLC
5.950% 01/15/18	3,070,000	3,422,611
9.875% 12/15/30	3,170,000	4,413,791

Cellco Partnership/Verizon Wireless Capital LLC
5.550% 02/01/14	2,390,000	2,702,743

Cincinnati Bell, Inc.
8.250% 10/15/17	405,000	409,050

Clearwire Communications LLC/Clearwire Finance, Inc.
12.000% 12/01/15 (a)	470,000	506,812

Crown Castle International Corp.
9.000% 01/15/15	310,000	341,775

Frontier Communications Corp.
7.875% 01/15/27	860,000	868,600

Intelsat Jackson Holdings SA
7.250% 10/15/20 (a)	400,000	402,000
11.250% 06/15/16	285,000	309,938

ITC Deltacom, Inc.
10.500% 04/01/16	635,000	645,319

Level 3 Financing, Inc.
8.750% 02/15/17	460,000	409,400
9.250% 11/01/14	275,000	258,500

MetroPCS Wireless, Inc.
7.875% 09/01/18	365,000	375,950

Nextel Communications, Inc.
7.375% 08/01/15	995,000	999,975

Nielsen Finance LLC/Nielsen Finance Co.
7.750% 10/15/18 (f)	420,000	416,921
11.500% 05/01/16	225,000	255,375

See Accompanying Notes to Financial Statements.

4

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Communications (continued)
NII Capital Corp.
10.000% 08/15/16	210,000	238,875

PAETEC Holding Corp.
8.875% 06/30/17	390,000	407,550

Quebecor Media, Inc.
7.750% 03/15/16	615,000	634,219

Qwest Communications International, Inc.
7.500% 02/15/14	540,000	550,800

Qwest Corp.
7.500% 06/15/23	400,000	402,000

SBA Telecommunications, Inc.
8.250% 08/15/19	205,000	225,500

Sprint Capital Corp.
6.875% 11/15/28	285,000	260,775

Syniverse Technologies, Inc.
7.750% 08/15/13	280,000	285,950

Telefonica Emisiones SAU
6.221% 07/03/17	730,000	852,325
6.421% 06/20/16	1,855,000	2,174,188

Virgin Media Finance PLC
9.500% 08/15/16	540,000	610,200

West Corp.
11.000% 10/15/16	270,000	286,875

Wind Acquisition Finance SA
11.750% 07/15/17 (a)	592,000	663,410
12.000% 12/01/15 (a)	140,000	148,225

Windstream Corp.
7.750% 10/15/20 (a)(f)	700,000	705,250
8.125% 09/01/18 (a)	290,000	300,150
8.625% 08/01/16	340,000	359,550

Telecommunication Services Total		29,831,411

COMMUNICATIONS TOTAL		52,452,502

Consumer Cyclical – 4.9%
Airlines – 0.6%
Continental Airlines, Inc.
7.461% 04/01/15	2,799,571	2,911,554

Airlines Total		2,911,554

Auto Manufacturers – 0.0%
Oshkosh Corp.
8.500% 03/01/20	19,000	20,568

Auto Manufacturers Total		20,568

	Par ($)	Value ($)
Auto Parts & Equipment – 0.2%
Accuride Corp.
9.500% 08/01/18 (a)	70,000	73,500

Lear Corp.
7.875% 03/15/18	230,000	243,800
8.125% 03/15/20	40,000	42,750

Tenneco, Inc.
7.750% 08/15/18 (a)	47,000	48,175

TRW Automotive, Inc.
7.000% 03/15/14 (a)	305,000	321,775

Auto Parts & Equipment Total		730,000

Distribution/Wholesale – 0.1%
McJunkin Red Man Corp.
9.500% 12/15/16 (a)	460,000	404,800

Distribution/Wholesale Total		404,800

Entertainment – 0.3%
Boyd Gaming Corp.
7.125% 02/01/16	14,000	11,708

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
9.125% 08/01/18 (a)	105,000	110,250

Pinnacle Entertainment, Inc.
8.625% 08/01/17	210,000	222,862
8.750% 05/15/20	325,000	320,125

Shingle Springs Tribal Gaming Authority
9.375% 06/15/15 (a)	875,000	651,875

Six Flags, Inc.
9.625% 06/01/14 (a)(e)(g)	259,000	—

Tunica-Biloxi Gaming Authority
9.000% 11/15/15 (a)	140,000	126,525

Entertainment Total		1,443,345

Home Builders – 0.4%
Beazer Homes USA, Inc.
9.125% 06/15/18	310,000	290,237

D.R. Horton, Inc.
5.625% 09/15/14	440,000	440,000
5.625% 01/15/16	185,000	184,538

K. Hovnanian Enterprises, Inc.
10.625% 10/15/16	290,000	290,362

KB Home
5.875% 01/15/15	345,000	326,025

See Accompanying Notes to Financial Statements.

5

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Consumer Cyclical (continued)
Ryland Group, Inc.
8.400% 05/15/17	180,000	194,400

Home Builders Total		1,725,562

Home Furnishings – 0.0%
Norcraft Companies LP/Norcraft Finance Corp.
10.500% 12/15/15	145,000	151,525

Home Furnishings Total		151,525

Leisure Time – 0.1%
Royal Caribbean Cruises Ltd.
7.500% 10/15/27	400,000	376,000

Leisure Time Total		376,000

Lodging – 0.5%
Harrah’s Operating Co., Inc.
11.250% 06/01/17	385,000	421,575

Host Hotels & Resorts LP
6.750% 06/01/16	375,000	388,594

MGM Resorts International
11.375% 03/01/18 (a)	160,000	152,400
11.375% 03/01/18	315,000	300,037

Pokagon Gaming Authority
10.375% 06/15/14 (a)	240,000	250,500

Seminole Indian Tribe of Florida
6.535% 10/01/20 (a)	65,000	58,371
7.804% 10/01/20 (a)	535,000	502,670

Snoqualmie Entertainment Authority
9.125% 02/01/15 (a)	240,000	211,200

Starwood Hotels & Resorts Worldwide, Inc.
6.750% 05/15/18	100,000	107,500

Wyndham Worldwide Corp.
6.000% 12/01/16	100,000	104,322

Lodging Total		2,497,169

Retail – 2.7%
AmeriGas Partners LP
7.250% 05/20/15	75,000	77,625

CVS Pass-Through Trust
5.298% 01/11/27 (a)	1,658,297	1,706,334
6.036% 12/10/28	1,942,707	2,055,714
8.353% 07/10/31 (a)	3,867,484	4,793,166

	Par ($)	Value ($)

Inergy LP/Inergy Finance Corp.
8.250% 03/01/16	235,000	246,750
8.750% 03/01/15	320,000	345,200

Limited Brands, Inc.
8.500% 06/15/19	255,000	296,438

Macy’s Retail Holdings, Inc.
5.350% 03/15/12	645,000	672,412

McDonald’s Corp.
5.700% 02/01/39	1,265,000	1,457,479

Michaels Stores, Inc.
11.375% 11/01/16	65,000	70,606

Neiman Marcus Group, Inc.
10.375% 10/15/15 PIK,	85,000	89,250
9.000% 10/15/15	85,000	88,294

QVC, Inc.
7.125% 04/15/17 (a)	55,000	56,925
7.375% 10/15/20 (a)	50,000	51,750
7.500% 10/01/19 (a)	100,000	104,500

Rite Aid Corp.
8.000% 08/15/20 (a)	200,000	203,000
10.250% 10/15/19	100,000	104,125

Toys R US, Inc.
7.375% 10/15/18	420,000	401,100

Retail Total		12,820,668

Storage/Warehousing – 0.0%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC
8.875% 03/15/18 (a)	190,000	203,300

Storage/Warehousing Total		203,300

Consumer Cyclical Total		23,284,491

Consumer Non-Cyclical – 8.1%
Beverages – 1.6%
Anheuser-Busch InBev Worldwide, Inc.
7.200% 01/15/14 (a)	3,505,000	4,084,268
7.750% 01/15/19 (a)	460,000	596,717
8.000% 11/15/39 (a)	1,860,000	2,633,025

Cott Beverages USA, Inc.
8.125% 09/01/18 (a)	101,000	106,934

Cott Beverages, Inc.
8.375% 11/15/17 (a)	105,000	111,300

Beverages Total		7,532,244

See Accompanying Notes to Financial Statements.

6

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Commercial Services – 0.7%
Ashtead Holdings PLC
8.625% 08/01/15 (a)	255,000	262,650

Cardtronics, Inc.
8.250% 09/01/18	225,000	236,813

Corrections Corp. of America
6.250% 03/15/13	315,000	320,512

Garda World Security Corp.
9.750% 03/15/17 (a)	95,000	101,175

Hertz Corp.
7.500% 10/15/18 (a)	200,000	200,000

Interactive Data Corp.
10.250% 08/01/18 (a)	355,000	379,850

Iron Mountain, Inc.
8.000% 06/15/20	100,000	105,625

Rental Service Corp.
9.500% 12/01/14	425,000	440,406

Service Corp. International
6.750% 04/01/16	220,000	226,875
7.000% 06/15/17	75,000	79,313

Trans Union LLC/TransUnion Financing Corp.
11.375% 06/15/18 (a)	100,000	113,750

United Rentals North America, Inc.
9.250% 12/15/19	390,000	422,175
10.875% 06/15/16	295,000	332,981

Commercial Services Total		3,222,125

Food – 2.6%
Campbell Soup Co.
4.500% 02/15/19	1,265,000	1,415,276

ConAgra Foods, Inc.
7.000% 10/01/28	2,160,000	2,605,040

Kraft Foods, Inc.
6.500% 02/09/40	5,100,000	5,971,417

Kroger Co.
8.000% 09/15/29	1,371,000	1,816,040

Michael Foods, Inc.
9.750% 07/15/18 (a)	155,000	165,850

	Par ($)	Value ($)
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.250% 09/01/17 (a)	30,000	30,375
9.250% 04/01/15	350,000	364,000
9.250% 04/01/15 (a)	160,000	166,400

U.S. Foodservice
PIK,
10.250% 06/30/15	24,000	24,120

Food Total		12,558,518

Healthcare Products – 0.2%
Biomet, Inc.
PIK,
10.375% 10/15/17	870,000	965,700

Healthcare Products Total		965,700

Healthcare Services – 1.6%
Capella Healthcare, Inc.
9.250% 07/01/17 (a)	40,000	42,800

Community Health Systems, Inc.
8.875% 07/15/15	560,000	595,000

HCA, Inc.
9.250% 11/15/16 PIK,	295,000	319,337
9.625% 11/15/16	1,392,000	1,510,320

Healthsouth Corp.
8.125% 02/15/20	177,000	184,080
10.750% 06/15/16	270,000	295,987

LifePoint Hospitals, Inc.
6.625% 10/01/20 (a)	110,000	112,200

Multiplan, Inc.
9.875% 09/01/18 (a)	214,000	223,630

Radiation Therapy Services, Inc.
9.875% 04/15/17 (a)	185,000	182,688

Roche Holdings, Inc.
6.000% 03/01/19 (a)	1,275,000	1,544,617

Select Medical Corp.
7.625% 02/01/15	180,000	175,725

Tenet Healthcare Corp.
8.000% 08/01/20 (a)	295,000	294,263

U.S. Oncology Holdings, Inc.
PIK,
6.737% 03/15/12 (03/15/11) (c)(d)	215,999	204,015

See Accompanying Notes to Financial Statements.

7

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
8.000% 02/01/18	200,000	203,000
8.000% 02/01/18 (a)	165,000	165,000

WellPoint, Inc.
7.000% 02/15/19	1,290,000	1,570,846

Healthcare Services Total		7,623,508

Household Products/Wares – 0.1%
American Greetings Corp.
7.375% 06/01/16	255,000	259,462

Spectrum Brands Holdings, Inc.
9.500% 06/15/18 (a)	260,000	278,850

Household Products/Wares Total		538,312

Pharmaceuticals – 1.3%
NBTY, Inc.
9.000% 10/01/18 (a)(f)	30,000	31,500

Novartis Securities Investment Ltd.
5.125% 02/10/19	2,695,000	3,094,200

Omnicare, Inc.
6.875% 12/15/15	25,000	25,250

Patheon, Inc.
8.625% 04/15/17 (a)	225,000	230,625

Valeant Pharmaceuticals International
6.750% 10/01/17 (a)	95,000	96,900
7.000% 10/01/20 (a)	270,000	276,075

Warner Chilcott Co., LLC/Warner Chilcott Finance LLC
7.750% 09/15/18 (a)	296,000	304,140

Wyeth
6.500% 02/01/34	1,810,000	2,247,654

Pharmaceuticals Total		6,306,344

Consumer Non-cyclical Total		38,746,751

Diversified – 0.0%
Diversified Holding Companies – 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.750% 10/15/16 (a)	225,000	228,938

Diversified Holding Companies Total		228,938

Diversified Total		228,938

	Par ($)	Value ($)
Energy – 11.8%
Coal – 0.1%
Arch Coal, Inc.
7.250% 10/01/20	25,000	26,406

Consol Energy, Inc.
8.000% 04/01/17 (a)	215,000	232,738
8.250% 04/01/20 (a)	435,000	475,237

Coal Total		734,381

Oil & Gas – 7.2%
Anadarko Petroleum Corp.
6.200% 03/15/40	5,165,000	5,035,276

Berry Petroleum Co.
8.250% 11/01/16	30,000	30,750
10.250% 06/01/14	55,000	62,013

Brigham Exploration Co.
8.750% 10/01/18 (a)	90,000	92,700

Canadian Natural Resources Ltd.
6.250% 03/15/38	1,580,000	1,816,414

Chesapeake Energy Corp.
6.625% 08/15/20	555,000	579,975

Cimarex Energy Co.
7.125% 05/01/17	475,000	498,750

Comstock Resources, Inc.
8.375% 10/15/17	33,000	34,031

Continental Resources, Inc.
7.125% 04/01/21 (a)	135,000	140,400

Devon Energy Corp.
6.300% 01/15/19	735,000	889,388

EXCO Resources, Inc.
7.500% 09/15/18	380,000	377,625

Forest Oil Corp.
8.500% 02/15/14	235,000	256,737

Gazprom International SA
7.201% 02/01/20 (a)	1,623,168	1,757,079

Hess Corp.
7.300% 08/15/31	2,350,000	2,891,012

Hilcorp Energy I LP/Hilcorp Finance Co.
7.750% 11/01/15 (a)	320,000	323,200

Marathon Oil Corp.
7.500% 02/15/19	155,000	198,477

Newfield Exploration Co.
6.625% 04/15/16	265,000	275,600

See Accompanying Notes to Financial Statements.

8

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Energy (continued)
Nexen, Inc.
5.875% 03/10/35	1,875,000	1,913,404
7.500% 07/30/39	1,030,000	1,265,579

PetroHawk Energy Corp.
7.250% 08/15/18 (a)	170,000	173,400
7.875% 06/01/15	320,000	335,200

Qatar Petroleum
5.579% 05/30/11 (a)	233,415	236,768

QEP Resources, Inc.
6.875% 03/01/21	255,000	276,037

Quicksilver Resources, Inc.
7.125% 04/01/16	244,000	240,950
8.250% 08/01/15	105,000	110,775

Range Resources Corp.
6.750% 08/01/20	220,000	228,800
7.500% 05/15/16	205,000	214,225
8.000% 05/15/19	105,000	114,713

Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832% 09/30/16 (a)	571,008	623,701
5.838% 09/30/27 (a)	1,200,000	1,339,188

SandRidge Energy, Inc.
PIK,
8.625% 04/01/15	200,000	200,000

Shell International Finance BV
5.500% 03/25/40	3,485,000	3,989,551

Southwestern Energy Co.
7.500% 02/01/18	205,000	231,650

Talisman Energy, Inc.
5.850% 02/01/37	3,115,000	3,275,251
7.750% 06/01/19	3,531,000	4,507,219

Oil & Gas Total		34,535,838

Oil & Gas Services – 1.0%
Expro Finance Luxembourg SCA
8.500% 12/15/16 (a)	470,000	447,675
Smith International, Inc.
9.750% 03/15/19	1,340,000	1,920,906

Weatherford International Ltd.
5.125% 09/15/20	555,000	567,365
7.000% 03/15/38	1,540,000	1,635,850

Oil & Gas Services Total		4,571,796

	Par ($)	Value ($)
Pipelines – 3.5%
El Paso Corp.
6.875% 06/15/14	350,000	374,201
7.250% 06/01/18	220,000	237,120

Energy Transfer Equity LP
7.500% 10/15/20	410,000	431,525

Energy Transfer Partners LP
6.000% 07/01/13	1,620,000	1,776,775

Kinder Morgan Energy Partners LP
5.625% 02/15/15	1,025,000	1,148,875
6.500% 09/01/39	1,720,000	1,859,697
6.950% 01/15/38	1,320,000	1,502,729

Plains All American Pipeline LP/PAA Finance Corp.
5.750% 01/15/20	235,000	259,501
6.500% 05/01/18	3,250,000	3,751,254
8.750% 05/01/19	545,000	691,721

Regency Energy Partners LP/Regency Energy Finance Corp.
8.375% 12/15/13	35,000	36,488
9.375% 06/01/16 (a)	110,000	121,275

Southern Natural Gas Co.
8.000% 03/01/32	1,750,000	2,053,688

Southern Star Central Corp.
6.750% 03/01/16	65,000	65,650

TransCanada Pipelines Ltd.
6.350% 05/15/67 (05/15/17) (c)(d)	2,225,000	2,080,375

Williams Companies, Inc.
7.875% 09/01/21	107,000	129,920

Pipelines Total		16,520,794

Energy Total		56,362,809

Financials – 33.1%
Banks – 19.6%
Barclays Bank PLC
3.900% 04/07/15	965,000	1,022,592
5.000% 09/22/16	1,800,000	1,969,430
6.860% 09/29/49 (a)(d)	1,105,000	1,044,225
7.375% 06/29/49 (12/15/11) (a)(c)(d)	700,000	703,500
7.434% 09/29/49 (12/15/17) (a)(c)(d)	3,040,000	3,100,800

See Accompanying Notes to Financial Statements.

9

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Financials (continued)
Capital One Capital IV
6.745% 02/17/37 (d)	4,135,000	4,114,325

Capital One Capital V
10.250% 08/15/39	5,315,000	5,753,488

Capital One Financial Corp.
7.375% 05/23/14	255,000	297,675

Chinatrust Commercial Bank
5.625% 12/29/49 (03/17/15) (a)(c)(d)	825,000	811,572

CIT Group, Inc.
7.000% 05/01/17	1,480,000	1,448,550

Citigroup, Inc.
5.375% 08/09/20	5,895,000	6,099,156
6.010% 01/15/15	45,000	49,473
8.125% 07/15/39	515,000	650,540

Comerica Bank
5.200% 08/22/17	540,000	576,335
5.750% 11/21/16	2,285,000	2,564,485

Discover Bank/Greenwood DE
8.700% 11/18/19	4,540,000	5,356,991

Discover Financial Services
10.250% 07/15/19	1,090,000	1,396,375

Fifth Third Bank/Ohio
0.479% 05/17/13 (11/17/10) (c)(d)	1,065,000	1,019,455

HSBC USA, Inc.
5.000% 09/27/20	3,985,000	3,981,955

JPMorgan Chase & Co.
7.900% 04/29/49 (04/30/18) (c)(d)	3,710,000	3,975,747

JPMorgan Chase Capital XVII
5.850% 08/01/35	1,950,000	1,895,636

JPMorgan Chase Capital XX
6.550% 09/29/36	6,645,000	6,738,030

JPMorgan Chase Capital XXIII
1.376% 05/15/47 (11/15/10) (c)(d)	2,755,000	1,983,201

KeyBank NA
5.800% 07/01/14	1,695,000	1,848,052

Keycorp
6.500% 05/14/13	2,525,000	2,767,251

	Par ($)	Value ($)
Lloyds Banking Group PLC
6.267% 12/31/49 (11/14/16) (a)(c)(d)	615,000	436,650
6.657% 01/29/49 (a)	2,046,000	1,452,660

Lloyds TSB Bank PLC
4.375% 01/12/15 (a)	3,343,000	3,423,630

Merrill Lynch & Co., Inc.
5.700% 05/02/17 (h)	2,215,000	2,290,835
6.400% 08/28/17	1,860,000	2,035,407
7.750% 05/14/38 (h)	2,130,000	2,470,502

National City Bank of Kentucky
6.300% 02/15/11	1,020,000	1,040,864

Northern Trust Co.
6.500% 08/15/18	2,775,000	3,382,522

PNC Funding Corp.
3.625% 02/08/15	1,895,000	2,000,265

Regions Financial Corp.
7.000% 03/01/11	6,310,000	6,383,865

Santander U.S. Debt SA Unipersonal
3.781% 10/07/15 (a)(f)	3,500,000	3,499,646

SunTrust Preferred Capital I
5.853% 12/31/49 (12/15/11) (c)(d)	545,000	406,706

USB Capital XIII Trust
6.625% 12/15/39	3,775,000	3,860,881

Banks Total		93,853,272

Diversified Financial Services – 2.5%
Ally Financial, Inc.
7.500% 09/15/20 (a)	220,000	234,300
8.000% 03/15/20 (a)	795,000	868,537
8.000% 11/01/31	405,000	434,362

American General Finance Corp.
6.900% 12/15/17	745,000	622,075

E*Trade Financial Corp.
7.375% 09/15/13	75,000	73,313
7.875% 12/01/15	195,000	190,613
PIK,
12.500% 11/30/17	250,000	285,000

Eaton Vance Corp.
6.500% 10/02/17	1,830,000	2,167,329

See Accompanying Notes to Financial Statements.

10

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Financials (continued)
Ford Motor Credit Co., LLC
6.625% 08/15/17	205,000	218,414
7.000% 04/15/15	140,000	149,601
7.500% 08/01/12	1,150,000	1,220,793
7.800% 06/01/12	440,000	467,947
8.000% 12/15/16	690,000	779,956

Fund American Companies, Inc.
5.875% 05/15/13	1,492,000	1,567,137

International Lease Finance Corp.
8.750% 03/15/17 (a)	231,000	247,748
8.875% 09/01/17	295,000	318,600

Lehman Brothers Holdings, Inc.
5.625% 01/24/13 (i)	6,170,000	1,419,100
6.875% 05/02/18 (i)	600,000	141,000

PF Export Receivables Master Trust
3.748% 06/01/13 (a)	362,054	359,090

Pinafore LLC/Pinafore, Inc.
9.000% 10/01/18 (a)	45,000	47,250

Diversified Financial Services Total		11,812,165

Insurance – 8.9%
Asurion Corp.
6.757% 07/02/15 (10/12/10) (b)(c)(d)	365,000	347,328

CNA Financial Corp.
5.850% 12/15/14	933,000	999,960
7.350% 11/15/19	2,037,000	2,290,264

ING Groep NV
5.775% 12/29/49 (12/08/15) (c)(d)	5,129,000	4,603,278

Liberty Mutual Group, Inc.
7.500% 08/15/36 (a)	3,555,000	3,615,851
10.750% 06/15/58 (a)(d)	2,270,000	2,678,600

Lincoln National Corp.
8.750% 07/01/19	3,655,000	4,701,649

MetLife Capital Trust X
9.250% 04/08/38 (a)(d)	1,860,000	2,194,800

MetLife, Inc.
6.750% 06/01/16	4,410,000	5,264,460
10.750% 08/01/39	2,430,000	3,152,925

Provident Companies, Inc.
7.000% 07/15/18	120,000	131,356

	Par ($)	Value ($)
Prudential Financial, Inc.
4.500% 07/15/13	1,580,000	1,662,566
4.750% 06/13/15	1,075,000	1,168,342
8.875% 06/15/38 (d)	4,345,000	4,844,675

Transatlantic Holdings, Inc.
8.000% 11/30/39	2,775,000	2,891,289

Unum Group
7.125% 09/30/16	1,735,000	2,002,331

Insurance Total		42,549,674

Investment Companies – 0.1%
Offshore Group Investments Ltd.
11.500% 08/01/15 (a)	445,000	467,250

Investment Companies Total		467,250

Real Estate Investment Trusts (REITs) – 2.0%
Brandywine Operating Partnership LP
7.500% 05/15/15	1,250,000	1,401,209

Duke Realty LP
7.375% 02/15/15	1,860,000	2,120,647
8.250% 08/15/19	2,899,000	3,433,254

Highwoods Properties, Inc.
5.850% 03/15/17	750,000	771,403

Liberty Property LP
5.500% 12/15/16	1,865,000	2,033,788

Real Estate Investment Trusts (REITs) Total		9,760,301

Savings & Loans – 0.0%
Washington Mutual Bank
5.125% 01/15/15 (i)	6,350,000	12,700

Washington Mutual Preferred Funding Delaware
6.534% 03/29/49 (03/15/11) (a)(c)(d)(i)	1,075,000	77,938

Savings & Loans Total		90,638

Financials Total		158,533,300

Industrials – 4.5%
Aerospace & Defense – 1.1%
Embraer Overseas Ltd.
6.375% 01/15/20	2,315,000	2,534,925

Esterline Technologies Corp.
7.000% 08/01/20 (a)	20,000	20,700

See Accompanying Notes to Financial Statements.

11

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Industrials (continued)
Kratos Defense & Security Solutions, Inc.
10.000% 06/01/17	255,000	270,300

L-3 Communications Corp.
6.375% 10/15/15	490,000	505,312

Raytheon Co.
5.500% 11/15/12	1,000,000	1,100,090

Sequa Corp.
11.750% 12/01/15 (a)	375,000	395,625

Systems 2001 Asset Trust
6.664% 09/15/13 (a)	383,903	423,940

Aerospace & Defense Total		5,250,892

Air Transportation – 0.1%
Air 2 US
8.027% 10/01/19 (a)	358,105	336,618

Air Transportation Total		336,618

Building Materials – 0.1%
Gibraltar Industries, Inc.
8.000% 12/01/15	145,000	141,375

Nortek, Inc.
11.000% 12/01/13	345,933	367,554

Building Materials Total		508,929

Electrical Components & Equipment – 0.1%
Belden, Inc.
7.000% 03/15/17	470,000	471,175

WireCo WorldGroup
9.500% 05/15/17 (a)	150,000	154,125

Electrical Components & Equipment Total		625,300

Environmental Control – 0.1%
Clean Harbors, Inc.
7.625% 08/15/16	243,000	252,720

Environmental Control Total		252,720

Machinery-Construction & Mining – 0.1%
Terex Corp.
8.000% 11/15/17	560,000	560,700

Machinery-Construction & Mining Total		560,700

Machinery-Diversified – 0.2%
Case New Holland, Inc.
7.875% 12/01/17 (a)	443,000	481,209

CPM Holdings, Inc.
10.625% 09/01/14 (a)	240,000	258,600

	Par ($)	Value ($)
Manitowoc Co., Inc.
7.125% 11/01/13	300,000	299,250

Machinery-Diversified Total		1,039,059

Miscellaneous Manufacturing – 1.1%
Bombardier, Inc.
6.300% 05/01/14 (a)	105,000	108,412

Ingersoll-Rand Global Holding Co., Ltd.
9.500% 04/15/14	2,025,000	2,505,603
SPX Corp.
6.875% 09/01/17 (a)	141,000	149,460

Tyco International Ltd./Tyco International Finance SA
6.875% 01/15/21	2,090,000	2,598,742

Miscellaneous Manufacturing Total		5,362,217

Packaging & Containers – 0.3%
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	295,000	307,169

Crown Americas LLC & Crown Americas Capital Corp. II
7.625% 05/15/17	220,000	237,600

Graham Packaging Co., LP/GPC Capital Corp. I
8.250% 01/01/17 (a)	100,000	101,500

Graphic Packaging International, Inc.
7.875% 10/01/18 (f)	56,000	57,540
9.500% 06/15/17	450,000	479,250

Packaging & Containers Total		1,183,059

Transportation – 1.3%
BNSF Funding Trust I
6.613% 12/15/55 (01/15/26) (c)(d)	1,920,000	1,929,600

Bristow Group, Inc.
7.500% 09/15/17	300,000	307,500

Burlington Northern Santa Fe Corp.
7.950% 08/15/30	855,000	1,151,745

Kansas City Southern de Mexico SA de CV
7.625% 12/01/13	425,000	439,875

RailAmerica, Inc.
9.250% 07/01/17	136,000	149,090

See Accompanying Notes to Financial Statements.

12

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Industrials (continued)
Union Pacific Corp.
5.700% 08/15/18	1,810,000	2,110,328

Transportation Total		6,088,138

Industrials Total		21,207,632

Technology – 2.4%
Networking Products – 0.5%
Cisco Systems, Inc.
5.500% 01/15/40	795,000	873,962
5.900% 02/15/39	1,290,000	1,490,846

Networking Products Total		2,364,808

Semiconductors – 0.2%
Amkor Technology, Inc.
9.250% 06/01/16	160,000	171,600

Freescale Semiconductor, Inc.
9.250% 04/15/18 (a)	165,000	171,600

NXP BV/NXP Funding LLC
9.750% 08/01/18 (a)	570,000	607,050

Semiconductors Total		950,250

Software – 1.7%
First Data Corp.
8.875% 08/15/20 (a)	295,000	306,063
9.875% 09/24/15	345,000	281,100

Oracle Corp.
5.375% 07/15/40 (a)	2,540,000	2,731,968
6.500% 04/15/38	3,700,000	4,595,911

Sungard Data Systems, Inc.
9.125% 08/15/13	310,000	316,587

Software Total		8,231,629

Technology Total		11,546,687

Utilities – 11.2%
Electric – 9.9%
American Electric Power Co., Inc.
5.250% 06/01/15	1,825,000	2,022,447

CMS Energy Corp.
4.250% 09/30/15	1,480,000	1,492,769
6.875% 12/15/15	205,000	227,241

Commonwealth Edison Co.
5.900% 03/15/36	690,000	769,427
5.950% 08/15/16	1,515,000	1,797,626
6.150% 09/15/17	1,890,000	2,238,947
6.950% 07/15/18	2,385,000	2,839,345

	Par ($)	Value ($)
Consolidated Edison Co. of New York, Inc.
6.750% 04/01/38	1,630,000	2,086,276

Dominion Resources, Inc.
8.875% 01/15/19	1,500,000	2,040,403

DTE Energy Co.
7.625% 05/15/14	955,000	1,135,445

Dynegy Holdings, Inc.
7.500% 06/01/15	141,000	111,038
7.750% 06/01/19	151,000	103,435

Edison Mission Energy
7.000% 05/15/17	180,000	130,050

Energy Future Holdings Corp.
10.000% 01/15/20 (a)	292,000	289,886

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
10.000% 12/01/20	40,000	39,697

Exelon Generation Co., LLC
6.200% 10/01/17	1,000,000	1,172,397

FPL Energy American Wind LLC
6.639% 06/20/23 (a)	798,713	830,398

FPL Energy National Wind LLC
5.608% 03/10/24 (a)	158,100	167,545

Georgia Power Co.
4.750% 09/01/40	3,035,000	2,992,880

Intergen NV
9.000% 06/30/17 (a)	565,000	597,488

Ipalco Enterprises, Inc.
7.250% 04/01/16 (a)	330,000	354,750

Kansas City Power & Light Co.
7.150% 04/01/19	3,230,000	4,004,334

Nevada Power Co.
5.375% 09/15/40	445,000	459,010

Niagara Mohawk Power Corp.
4.881% 08/15/19 (a)	3,245,000	3,566,372

NRG Energy, Inc.
7.375% 02/01/16	630,000	648,113
7.375% 01/15/17	60,000	61,500

Oncor Electric Delivery Co., LLC
5.250% 09/30/40 (a)	3,170,000	3,228,867
5.950% 09/01/13	3,050,000	3,417,016
7.250% 01/15/33	1,300,000	1,621,487

See Accompanying Notes to Financial Statements.

13

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Utilities (continued)
Southern California Edison Co.
4.500% 09/01/40	3,525,000	3,446,597

Southern Co.
4.150% 05/15/14	1,010,000	1,094,194

Tenaska Alabama II Partners LP
6.125% 03/30/23 (a)	946,397	1,036,220

Windsor Financing LLC
5.881% 07/15/17 (a)	1,563,455	1,409,392

Electric Total		47,432,592

Gas – 1.3%
Atmos Energy Corp.
6.350% 06/15/17	1,375,000	1,574,584
8.500% 03/15/19	1,705,000	2,216,413

Nakilat, Inc.
6.067% 12/31/33 (a)	1,160,000	1,276,000

Sempra Energy
6.500% 06/01/16	1,120,000	1,340,035

Gas Total		6,407,032

Utilities Total		53,839,624

Total Corporate Fixed-Income Bonds & Notes (cost of $409,385,728)		434,715,633

Asset-Backed Securities – 4.9%

	Par ($)	Value ($)
Bay View Auto Trust
5.310% 06/25/14	1,110,000	1,113,416

Citicorp Residential Mortgage Securities, Inc.
5.892% 03/25/37 (10/01/10) (c)(d)	3,300,000	3,175,092
6.080% 06/25/37 (10/01/10) (c)(d)	4,000,000	3,986,788

Citigroup Mortgage Loan Trust, Inc.
5.517% 08/25/35 (10/01/10) (c)(d)	1,200,000	88,811
5.598% 03/25/36 (10/01/10) (c)(d)	395,037	297,639
5.666% 08/25/35 (10/01/10) (c)(d)	1,000,000	65,027

Countrywide Asset-Backed Certificates
0.366% 06/25/21 (10/25/10) (e)(c)(d)	199,673	168,500

Ford Credit Auto Owner Trust
5.470% 09/15/12	4,000,000	4,164,951
5.680% 06/15/12	1,500,000	1,532,299
5.690% 11/15/12	3,000,000	3,159,204

Green Tree Financial Corp.
6.870% 01/15/29	340,884	357,388

Harley-Davidson Motorcycle Trust
5.540% 04/15/15	1,400,000	1,445,944

JPMorgan Auto Receivables Trust
5.610% 12/15/14 (a)	281,111	281,772

Residential Asset Mortgage Products, Inc.
4.120% 06/25/33 (10/01/10) (c)(d)	212,153	137,543

Small Business Administration Participation Certificates
5.570% 03/01/26	756,743	845,584

Wachovia Auto Loan Owner Trust
5.650% 02/20/13	2,500,000	2,531,113

Total Asset-Backed Securities (cost of $25,258,885)		23,351,071

See Accompanying Notes to Financial Statements.

14

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Municipal Bonds – 1.5%

	Par ($)	Value ($)
California – 0.6%
CA Los Angeles Unified School District
Series 2009,
5.750% 07/01/34	2,055,000	2,072,817

CA State
Series 2009,
7.550% 04/01/39	725,000	791,127

California Total		2,863,944

Kentucky – 0.9%
KY Asset Liability Commission
Series 2010,
3.165% 04/01/18	4,365,000	4,406,904

Kentucky Total		4,406,904

Total Municipal Bonds (cost of $7,206,655)		7,270,848

Commercial Mortgage-Backed Securities – 1.3%
Bear Stearns Commercial Mortgage Securities
5.907% 09/11/38 (10/01/10) (c)(d)	3,750,000	4,186,416

GMAC Commercial Mortgage Securities, Inc.
5.659% 05/10/40 (10/01/10) (c)(d)	1,230,000	1,350,144

LB-UBS Commercial Mortgage Trust
5.430% 02/15/40	695,000	726,990

Total Commercial Mortgage-Backed Securities (cost of $3,880,697)		6,263,550

Government & Agency Obligations – 0.8%

Foreign Government Obligations – 0.6%
Federative Republic of Brazil
6.000% 01/17/17	1,000,000	1,165,000

Republic of Italy
5.375% 06/12/17	1,600,000	1,766,543

Foreign Government Obligations Total		2,931,543

U.S. Government Obligation – 0.2%
U.S. Treasury Bonds
4.375% 05/15/40	841,000	944,552

U.S. Government Obligation Total		944,552

Total Government & Agency Obligations (cost of $3,645,736)		3,876,095

Preferred Stocks – 0.6%

	Shares	Value ($)
Communications – 0.0%
Media – 0.0%
CMP Susquehanna Radio Holdings Corp., Series A (a)(e)(j)	7,089	71

Media Total		71

Communications Total		71

Financials – 0.6%
Diversified Financial Services – 0.6%
Citigroup Capital XIII 7.875% 10/30/40 (10/30/15) (c)(d)	109,500	2,753,131

Diversified Financial Services Total		2,753,131

Financials Total		2,753,131

Total Preferred Stocks (cost of $2,753,202)		2,753,202

	Par ($)

Collateralized Mortgage Obligations – 0.1%

Non - Agency – 0.1%
Citicorp Mortgage Securities, Inc.
5.958% 05/25/37 (10/01/10) (c)(d)	1,440,329	100,052

Countrywide Alternative Loan Trust
5.500% 09/25/35	2,076,953	104,577

Nomura Asset Acceptance Corp.
0.356% 08/25/36 (10/25/10) (c)(d)	83,220	29,866

Sequoia Mortgage Trust
5.588% 07/20/37 (10/01/10) (c)(d)	975,466	108,843

Non-Agency Total		343,338

Total Collateralized Mortgage Obligations (cost of $4,465,179)		343,338

	Shares

Common Stock – 0.0%

Consumer Discretionary – 0.0%
Six Flags Entertainment Corp. (j)	5,126	225,319

Consumer Discretionary Total		225,319

Total Common Stock (cost of $369,395)		225,319

See Accompanying Notes to Financial Statements.

15

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Mortgage-Backed Securities – 0.0%

	Par ($)	Value ($)
Government National Mortgage Association
10.000% 10/15/17	1,078	1,086
10.000% 01/15/19	247	280
10.500% 01/15/16	2,167	2,184
10.500% 04/15/20	1,389	1,400
10.500% 05/15/20	6,115	7,035
11.500% 05/15/13	2,291	2,309
12.500% 10/15/13	398	400
12.500% 11/15/13	1,607	1,621
12.500% 12/15/13	4,261	4,298
14.000% 08/15/11	226	229

Total Mortgage-Backed Securities (cost of $20,000)		20,842

	Units
Warrants – 0.0%

Financials – 0.0%
CNB Capital Trust I Expires 03/23/19 (a)(e)(j)	8,101	81

Financials Total		81

Total Warrants (cost of $81)		81

Total Investments – 100.1% (cost of $456,985,558)(k)		478,819,979

Other Assets & Liabilities, Net – (0.1)%		(699,130)

Net Assets – 100.0%		478,120,849

Notes to Investment Portfolio:

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities, which are not illiquid except for the following, amounted to $83,641,868, which represents 17.5% of net assets.

Security	Acquisition Dates	Par/Units	Cost	Value
CMP Susquehanna
Radio Holdings Corp.,
Series A	03/26/09	7,089	$71	$71
CNB Capital Trust I Expires 03/23/19	03/26/09	8,101	81	81
CMP Susquehanna Corp.
3.430% 05/15/14	03/26/09	$30,000	27,777	17,700
Six Flags, Inc.
9.625% 06/01/14	05/07/10	$259,000	—	—
Systems 2001 Asset
Trust
6.664% 09/15/13	06/04/01	$383,903	383,903	423,940

				$441,792

(b)	Loan participation agreement.
(c)	Parenthetical date represents the next interest rate reset date for the security.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2010, the value of these securities amounted to $186,352, which represents less than 0.1% of net assets.

(f)	Security purchased on a delayed delivery basis.

(g)	Security has no value.

(h)	Investments in affiliates during the six months ended September 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Interest Income	Value, end of period
Merrill Lynch & Co., Inc., 5.700% 05/02/17	$6,331,748	$—	$1,899,302	$27,257	$—
Merrill Lynch & Co., Inc., 7.750% 05/14/38	2,865,398	—	—	16,695	—

	$9,197,146	$—	$1,899,302	$43,952	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(i)	The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At September 30, 2010, the value of these securities amounted to $1,650,738, which represents 0.3% of net assets.

(j)	Non-income producing security.

(k)	Cost for federal income tax purposes is $457,706,716.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	18,512,899	$—	$18,512,899
Communications	—	52,434,802	17,700	52,452,502
Consumer Cyclical	—	20,372,937	2,911,554	23,284,491
Consumer Non-Cyclical	—	38,746,751	—	38,746,751
Diversified	—	228,938	—	228,938
Energy	—	56,362,809	—	56,362,809
Financials	—	158,533,300	—	158,533,300
Industrials	—	20,871,014	336,618	21,207,632
Technology	—	11,546,687	—	11,546,687
Utilities	—	53,839,624	—	53,839,624

Total Corporate Fixed-Income Bonds & Notes	—	431,449,761	3,265,872	434,715,633

Total Asset-Backed Securities	—	23,351,071	—	23,351,071

Total Municipal Bonds	—	7,270,848	—	7,270,848

Total Commercial Mortgage-Backed Securities	—	6,263,550	—	6,263,550

See Accompanying Notes to Financial Statements.

16

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government & Agency Obligations
Foreign Government Obligations	—	2,931,543	—	2,931,543
U.S. Government Obligations	944,552	—	—	944,552

Total Government & Agency Obligations	944,552	2,931,543	—	3,876,095

Preferred Stocks
Communications	—	—	71	71
Financials	2,753,131	—	—	2,753,131

Total Preferred Stocks	2,753,131	—	71	2,753,202

Total Collateralized Mortgage Obligations	—	343,338	—	343,338

Total Common Stock	225,319	—	—	225,319

Total Mortgage-Backed Securities	—	20,842	—	20,842

Total Warrants	—	—	81	81

Total Investments	3,923,002	471,630,953	3,266,024	478,819,979

Unrealized Appreciation on Credit Default Swap Contracts	—	565,849	—	565,849

Unrealized Depreciation on Credit Default Swap Contracts	—	(532,827)	—	(532,827)

Unrealized Appreciation on Futures Contracts	19,457	—	—	19,457

Unrealized Depreciation on Futures Contracts	(309,148)	—	—	(309,148)

Total	$3,633,311	$471,663,975	$3,266,024	$478,563,310

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Fixed-Income Bonds & Notes, Preferred Stock, and Warrants classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Certain Corporate Fixed-Income Bonds & Notes classified as Level 3 securities are valued using the market approach and may utilize single market quotations from broker dealers. Certain Corporate Fixed-Income Bonds & Notes are valued using a market approach. To determine fair value for these securities, management considered estimates of the securities cash flow and loan performance data. Management also took into account available market data, including observed yields on securities management deemed comparable. Certain Corporate Fixed-Income Bonds & Notes classified as Level 3 securities are valued using an income approach, which considers estimates of distributions from potential actions related to the respective company’s bankruptcy filing.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

See Accompanying Notes to Financial Statements.

17

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

The following table reconciles asset balances for the six months ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Corporate Fixed-Income Bonds & Notes
Communications	$17,700	$257	$–	$(257)	$–	$–	$–	$–	$17,700
Consumer Cyclical	3,240,053	–	47,239	105,757	–	(481,495)	–	–	2,911,554
Industrials	341,792	–	(24,090)	63,512	–	(44,596)	–	–	336,618
Warrants
Financials	81	–	–	–	–	–	–	–	81
Preferred Stocks
Communications	71	–	–	–	–	–	–	–	71

	$3,599,697	$257	$23,149	$169,012	$–	$(526,091)	$–	$–	$3,266,024

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $169,012. This amount is included in net change in unrealized appreciation on the Statement of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	06/20/15	$5,000,000	$205,332	$54,462

Barclays Capital	Textron, Inc.	Buy	1.000%	03/20/15	2,000,000	63,593	45,438

Barclays Capital	D.R. Horton, Inc.	Buy	1.000%	03/20/15	5,000,000	218,221	150,447

Barclays Capital	The Home Depot, Inc.	Buy	1.000%	03/20/15	8,000,000	(37,977)	(53,602)

Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	3,715,000	29,184	103,002

BNP Paribas	Marriott International, Inc.	Buy	1.000%	03/20/15	5,560,000	51,644	3,294

Credit Suisse First Boston	Morgan Stanley	Buy	1.000%	06/20/15	8,045,000	692,525	(389,964)

Credit Suisse First Boston	Textron, Inc.	Buy	1.000%	03/20/15	3,560,000	121,078	73,881

JPMorgan	Macy’s, Inc.	Buy	1.000%	03/20/15	6,000,000	321,834	(66,893)

JPMorgan	D.R. Horton, Inc.	Buy	1.000%	03/20/15	4,500,000	196,380	135,325

Morgan Stanley	Limited Brands, Inc.	Buy	1.000%	03/20/15	5,000,000	235,715	(6,815)

Morgan Stanley	The Home Depot, Inc.	Buy	1.000%	03/20/15	3,700,000	(28,013)	(15,553)

							$33,022

See Accompanying Notes to Financial Statements.

18

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

At September 30, 2010, the Fund held the following open short futures contracts:

Interest Rate Risk Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Notes	134	$29,410,906	$29,349,752	Dec-2010	$(61,154)
5-Year U.S. Treasury Notes	349	42,182,649	41,934,655	Dec-2010	(247,994)
30-Year U.S. Treasury Bonds	215	28,749,531	28,768,988	Dec-2010	19,457

					$(289,691)

At September 30, 2010, cash of $1,678,000 was pledged as collateral for open futures contracts.

At September 30, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	90.9
Asset-Backed Securities	4.9
Municipal Bonds	1.5
Commercial Mortgage-Backed Securities	1.3
Government & Agency Obligations	0.8
Preferred Stocks	0.6
Collateralized Mortgage Obligations	0.1
Common Stock	0.0	*
Mortgage-Backed Securities	0.0	*
Warrants	0.0	*

	100.1
Other Assets & Liabilities, Net	(0.1)

	100.0

*	Represents less than 0.1% of net assets.

Acronym	Name
PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

19

Statement of Assets and Liabilities – Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

		($)
Assets	Investments, at identified cost	456,985,558

	Investments, at value	478,819,979
	Cash collateral for open futures contracts	1,678,000
	Open credit default swap contracts	565,849
	Credit default swap contracts premiums paid	1,927,991
	Receivable for:
	Investments sold	1,039,750
	Investments sold on a delayed delivery basis	914,489
	Fund shares sold	135,460
	Interest	6,495,859
	Foreign tax reclaims	221
	Expense reimbursement due from investment advisor	17,731
	Trustees’ deferred compensation plan	55,387
	Prepaid expenses	6,276
	Other assets	231,196

	Total Assets	491,888,188

Liabilities	Payable to custodian bank	374,617
	Open credit default swap contracts	532,827
	Credit default swap contracts premiums received	57,785
	Payable for:
	Investments purchased	3,256,835
	Investments purchased on a delayed delivery basis	6,692,970
	Fund shares repurchased	1,142,996
	Futures variation margin	38,172
	Distributions	1,256,099
	Investment advisory fee	165,349
	Administration fee	51,307
	Pricing and bookkeeping fees	18,714
	Transfer agent fee	76,941
	Trustees’ fees	3,002
	Custody fee	1,832
	Distribution and service fees	30,325
	Interest	141
	Trustees’ deferred compensation plan	55,387
	Other liabilities	12,040

	Total Liabilities	13,767,339

	Net Assets	478,120,849

Net Assets Consist of	Paid-in capital	498,007,389
	Overdistributed net investment income	(1,469,634)
	Accumulated net realized loss	(39,647,864)
	Net unrealized appreciation (depreciation) on:
	Investments	21,834,421
	Futures contracts	(289,691)
	Credit default swap contracts	(313,772)

	Net Assets	478,120,849

See Accompanying Notes to Financial Statements.

20

Statement of Assets and Liabilities (continued) – Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Class A	Net assets	$85,783,628
	Shares outstanding	8,709,018
	Net asset value per share	$9.85	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($9.85/0.9525)	$10.34	(b)

Class B	Net assets	$5,659,740
	Shares outstanding	574,593
	Net asset value and offering price per share	$9.85	(a)

Class C
	Net assets	$11,387,151
	Shares outstanding	1,156,064
	Net asset value and offering price per share	$9.85	(a)

Class I (c)	Net assets	$2,503
	Shares outstanding	254
	Net asset value, offering and redemption price per share	$9.85

Class W (c)	Net assets	$2,503
	Shares outstanding	254
	Net asset value, offering and redemption price per share	$9.85

Class Z	Net assets	$375,285,324
	Shares outstanding	38,100,549
	Net asset value, offering and redemption price per share	$9.85

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

(c)	Class I and Class W shares commenced operations on September 27, 2010.

See Accompanying Notes to Financial Statements.

21

Statement of Operations – Columbia Corporate Income Fund

For the Six Months Ended September 30, 2010 (Unaudited)

		($)
Investment Income	Interest	15,617,574
	Interest from affiliates	43,952

	Total Investment Income	15,661,526

Expenses	Investment advisory fee	1,047,245
	Administration fee	325,138
	Distribution fee:
	Class B	22,391
	Class C	41,904
	Service fee:
	Class A	106,288
	Class B	7,464
	Class C	13,965
	Class W	—*
	Pricing and bookkeeping fees	81,553
	Transfer agent fee — Class A, B, C, W and Z	182,862
	Trustees’ fees	20,577
	Custody fee	17,242
	Chief compliance officer expenses	495
	Other expenses	140,802

	Expenses before interest expense	2,007,926
	Interest expense	27,226

	Total Expenses	2,035,152

	Fees waived or expenses reimbursed by investment advisor	(65,581)
	Fees waived by distributor – Class C	(8,388)
	Expense reductions	(5)

	Net Expenses	1,961,178

	Net Investment Income	13,700,348

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures Contracts and Credit Default Swap Contracts	Net realized gain (loss) on:
	Investments	10,398,619
	Foreign currency transactions and forward foreign currency exchange contracts	35,518
	Futures contracts	(8,618,759)
	Credit default swap contracts	(781,509)

	Net realized gain	1,033,869

	Net change in unrealized appreciation (depreciation) on:
	Investments	13,915,934
	Foreign currency translations and forward foreign currency exchange contracts	(6,766)
	Futures contracts	96,528
	Credit default swap contracts	516,344

	Net change in unrealized appreciation (depreciation)	14,522,040

	Net Gain	15,555,909

	Net Increase Resulting from Operations	29,256,257

*	Rounds to less than $1.

See Accompanying Notes to Financial Statements.

22

Statement of Changes in Net Assets – Columbia Corporate Income Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2010 ($)(a)(b)	Year Ended March 31, 2010 ($)
Operations	Net investment income	13,700,348	32,355,478
	Net realized gain on investments, futures contracts, credit default swap contracts, foreign currency transactions and forward foreign currency exchange contracts	1,033,869	8,048,067
	Net change in unrealized appreciation (depreciation) on investments, futures contracts, credit default swap contracts, foreign currency translations and forward foreign currency exchange contracts	14,522,040	105,540,713

	Net increase resulting from operations	29,256,257	145,944,258

Distributions to Shareholders	From net investment income:
	Class A	(2,312,226)	(5,249,455)
	Class B	(139,975)	(428,888)
	Class C	(270,487)	(652,222)
	Class I	(1)	—
	Class W	(1)	—
	Class Z	(11,314,005)	(27,984,986)

	Total distributions to shareholders	(14,036,695)	(34,315,551)

	Net Capital Stock Transactions	(91,502,370)	(4,548,848)
	Increase from regulatory settlements	—	6,535

	Total increase (decrease) in net assets	(76,282,808)	107,086,394

Net Assets	Beginning of period	554,403,657	447,317,263
	End of period	478,120,849	554,403,657
	Overdistributed net investment income at end of period	(1,469,634)	(1,133,287)

(a)	Class I and Class W shares commenced operations on September 27, 2010.

(b)	Class I and Class W shares reflect activity for the period September 27, 2010 through September 30, 2010.

See Accompanying Notes to Financial Statements.

23

Statement of Changes in Net Assets (continued) – Columbia Corporate Income Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended September 30, 2010 (a)(b)		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	785,977	7,547,372	1,348,388	12,079,886
Distributions reinvested	172,862	1,667,502	457,555	4,138,916
Redemptions	(1,204,704)	(11,574,138)	(2,216,339)	(19,741,567)

Net decrease	(245,865)	(2,359,264)	(410,396)	(3,522,765)

Class B
Subscriptions	31,044	296,879	89,784	791,251
Distributions reinvested	10,243	98,714	34,497	311,148
Redemptions	(157,322)	(1,514,544)	(445,888)	(3,963,679)

Net decrease	(116,035)	(1,118,951)	(321,607)	(2,861,280)

Class C
Subscriptions	110,396	1,058,860	175,170	1,550,578
Distributions reinvested	17,096	164,906	46,533	420,434
Redemptions	(153,159)	(1,472,183)	(350,263)	(3,118,901)

Net decrease	(25,667)	(248,417)	(128,560)	(1,147,889)

Class I
Subscriptions	254	2,500	—	—
Distributions reinvested	— (c)	1	—	—

Net increase	254	2,501	—	—

Class W
Subscriptions	254	2,500	—	—
Distributions reinvested	— (c)	1	—	—

Net increase	254	2,501	—	—

Class Z
Subscriptions	2,469,665	23,684,584	11,799,027	105,854,141
Distributions reinvested	435,223	4,194,308	1,359,023	12,296,549
Redemptions	(12,137,936)	(115,659,632)	(12,900,249)	(115,167,604)

Net increase (decrease)	(9,233,048)	(87,780,740)	257,801	2,983,086

(a)	Class I and Class W shares commenced operations on September 27, 2010.

(b)	Class I and Class W shares reflect activity for the period September 27, 2010 through September 30, 2010.

(c)	Rounds to less than 1 share.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – Columbia Corporate Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010 (j)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$9.53		$7.61		$9.06		$9.68		$9.62		$9.89

Income from Investment Operations:
Net investment income (a)	0.26		0.54		0.50		0.51		0.49		0.45
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.32		1.95		(1.45)		(0.62)		0.08		(0.21)

Total from investment operations	0.58		2.49		(0.95)		(0.11)		0.57		0.24

Less Distributions to Shareholders:
From net investment income	(0.26)		(0.57)		(0.50)		(0.51)		(0.51)		(0.51)

Increase from regulatory settlements	—		—	(b)	—		—		—		—

Net Asset Value, End of Period	$9.85		$9.53		$7.61		$9.06		$9.68		$9.62
Total return (c)	6.19	%(d)(e)	33.42%		(10.77)%		(1.15)%		6.04	%(f)	2.39%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.95	%(h)	0.95%		1.03%		1.00%		0.97%		1.01%
Interest expense	0.01	%(h)	—	%(i)	—	%(i)	—	%(i)	—		—
Net expenses (g)	0.96	%(h)	0.95%		1.03%		1.00%		0.97%		1.01%
Waiver/Reimbursement	0.03	%(h)	—		—		—		—		—
Net investment income (g)	5.31	%(h)	6.04%		5.95%		5.41%		5.13%		4.57%
Portfolio turnover rate	44	%(d)	131%		147%		193%		142%		147%
Net assets, end of period (000s)	$85,784		$85,361		$71,290		$108,294		$123,330		$100,295

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Not annualized.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

(j)	On September 27, 2010, Columbia Income Fund was renamed Columbia Corporate Income Fund.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – Columbia Corporate Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010 (j)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$9.53		$7.61		$9.06		$9.68		$9.62		$9.89

Income from Investment Operations:
Net investment income (a)	0.22		0.48		0.43		0.44		0.42		0.38
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.33		1.95		(1.45)		(0.62)		0.07		(0.22)

Total from investment operations	0.55		2.43		(1.02)		(0.18)		0.49		0.16

Less Distributions to Shareholders:
From net investment income	(0.23)		(0.51)		(0.43)		(0.44)		(0.43)		(0.43)

Increase from regulatory settlements	—		—	(b)	—		—		—		—

Net Asset Value, End of Period	$9.85		$9.53		$7.61		$9.06		$9.68		$9.62
Total return (c)	5.80	%(d)(e)	32.44%		(11.44)%		(1.88)%		5.26	%(f)	1.63%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.70	%(h)	1.70%		1.78%		1.75%		1.72%		1.76%
Interest expense	0.01	%(h)	—	%(i)	—	%(i)	—	%(i)	—		—
Net expenses (g)	1.71	%(h)	1.70%		1.78%		1.75%		1.72%		1.76%
Waiver/Reimbursement	0.03	%(h)	—		—		—		—		—
Net investment income (g)	4.56	%(h)	5.33%		5.17%		4.67%		4.38%		3.83%
Portfolio turnover rate	44	%(d)	131%		147%		193%		142%		147%
Net assets, end of period (000s)	$5,660		$6,583		$7,705		$14,290		$20,105		$23,649

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Not annualized.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Annualized.
(i)	Rounds to less than 0.01%.
(j)	On September 27, 2010, Columbia Income Fund was renamed Columbia Corporate Income Fund.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – Columbia Corporate Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010 (j)		2010		2009		2008		2007		2006

Net Asset Value, Beginning of Period	$9.53		$7.61		$9.06		$9.68		$9.62		$9.89

Income from Investment Operations:
Net investment income (a)	0.23		0.49		0.45		0.45		0.44		0.39
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.32		1.95		(1.45)		(0.61)		0.07		(0.21)

Total from investment operations	0.55		2.44		(1.00)		(0.16)		0.51		0.18

Less Distributions to Shareholders:
From net investment income	(0.23)		(0.52)		(0.45)		(0.46)		(0.45)		(0.45)

Increase from regulatory settlements	—		—	(b)	—		—		—		—

Net Asset Value, End of Period	$9.85		$9.53		$7.61		$9.06		$9.68		$9.62
Total return (c)(d)	5.88	%(e)	32.63%		(11.31)%		(1.74)%		5.41	%(f)	1.78%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.55	%(h)	1.55%		1.63%		1.60%		1.57%		1.61%
Interest expense	0.01	%(h)	—	%(i)	—	%(i)	—	%(i)	—		—
Net expenses (g)	1.56	%(h)	1.55%		1.63%		1.60%		1.57%		1.61%
Waiver/Reimbursement	0.18	%(h)	0.15%		0.15%		0.15%		0.15%		0.15%
Net investment income (g)	4.71	%(h)	5.45%		5.35%		4.81%		4.52%		3.96%
Portfolio turnover rate	44	%(e)	131%		147%		193%		142%		147%
Net assets, end of period (000s)	$11,387		$11,265		$9,974		$14,510		$16,660		$13,042

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

(j)	On September 27, 2010, Columbia Income Fund was renamed Columbia Corporate Income Fund.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – Columbia Corporate Income Fund

Selected data for a share outstanding throughout the period is as follows:

Class I Shares	(Unaudited) Period Ended September 30, 2010 (a)(h)
Net Asset Value, Beginning of Period	$9.84

Income from Investment Operations:
Net investment income (b)(c)	—
Net realized and unrealized gain on investments, foreign currency, futures contracts and credit default swap contracts	0.01

Total from investment operations	0.01

Less Distributions to Shareholders:
From net investment income (c)	—

Net Asset Value, End of Period	$9.85
Total return (d)(e)	0.15%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	0.65%
Waiver/Reimbursement (g)	0.01%
Net investment income (f)(g)	5.74%
Portfolio turnover rate (e)	44%
Net assets, end of period (000s)	$3

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	On September 27, 2010, Columbia Income Fund was renamed Columbia Corporate Income Fund.

See Accompanying Notes to Financial Statements.

28

Financial Highlights – Columbia Corporate Income Fund

Selected data for a share outstanding throughout the period is as follows:

(Unaudited) Period Ended September 30,
Class W Shares	2010 (a)(i)
Net Asset Value, Beginning of Period	$9.84

Income from Investment Operations:
Net investment income (b)(c)	—
Net realized and unrealized gain on investments, foreign currency, futures contracts and credit default swap contracts	0.01

Total from investment operations	0.01

Less Distributions to Shareholders:
From net investment income (c)	—

Net Asset Value, End of Period	$9.85
Total return (d)(e)(f)	0.14%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	0.95%
Waiver/Reimbursement (h)	0.03%
Net investment income (g)(h)	5.45%
Portfolio turnover rate (f)	44%
Net assets, end of period (000s)	$3

(a)	Class W shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	On September 27, 2010, Columbia Income Fund was renamed Columbia Corporate Income Fund.

See Accompanying Notes to Financial Statements.

29

Financial Highlights – Columbia Corporate Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010 (j)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$9.53		$7.61		$9.06		$9.68		$9.62		$9.89

Income from Investment Operations:
Net investment income (a)	0.27		0.56		0.52		0.53		0.52		0.48
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.32		1.96		(1.45)		(0.61)		0.07		(0.22)

Total from investment operations	0.59		2.52		(0.93)		(0.08)		0.59		0.26

Less Distributions to Shareholders:
From net investment income	(0.27)		(0.60)		(0.52)		(0.54)		(0.53)		(0.53)

Increase from regulatory settlements	—		—	(b)	—		—		—		—

Net Asset Value, End of Period	$9.85		$9.53		$7.61		$9.06		$9.68		$9.62
Total return (c)	6.33	%(d)(e)	33.74%		(10.55)%		(0.90)%		6.31	%(f)	2.64%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.70	%(h)	0.70%		0.78%		0.75%		0.72%		0.76%
Interest expense	0.01	%(h)	—	%(i)	—	%(i)	—	%(i)	—		—
Net expenses (g)	0.71	%(h)	0.70%		0.78%		0.75%		0.72%		0.76%
Waiver/Reimbursement	0.03	%(h)	—		—		—		—		—
Net investment income (g)	5.56	%(h)	6.29%		6.22%		5.66%		5.39%		4.82%
Portfolio turnover rate	44	%(d)	131%		147%		193%		142%		147%
Net assets, end of period (000s)	$375,285		$451,195		$358,348		$478,519		$509,037		$351,529

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Not annualized.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

(j)	On September 27, 2010, Columbia Income Fund was renamed Columbia Corporate Income Fund.

See Accompanying Notes to Financial Statements.

30

Notes to Financial Statements – Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Note 1. Organization

Columbia Corporate Income Fund, formerly known as Columbia Income Fund, (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. Effective September 27, 2010, the Fund’s name changed from Columbia Income Fund to Columbia Corporate Income Fund.

Investment Objective

The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers six classes of shares: Class A, Class B, Class C, Class I, Class W and Class Z. Each share class has its own expense structure and sales charges, as applicable. Effective September 27, 2010, Class I and Class W shares of the Fund commenced operations. The Fund no longer accepts investments from new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge (“CDSC”) of 1.00% based upon the holding period after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class I, Class W and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of these share classes, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and, except as noted in Note 12, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

31

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

The Fund may invest in derivative instruments. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in

32

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation (“Selling Participant”), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as an increase to the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to their share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

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Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$34,315,551

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$42,276,882
Unrealized depreciation	(21,163,619)

Net unrealized appreciation	$21,113,263

The following capital loss carryforwards, determined as of March 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2011	$2,985,140
2014	3,731,648
2015	6,709,359
2016	4,172,850
2017	15,893,321
2018	6,922,021

Total	$40,414,339

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. (“Ameriprise Financial”) acquired a portion of the asset management business of Columbia Management Group, LLC (the “Transaction”), including the business of managing the Fund. In connection with the closing of the Transaction (the “Closing”), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Fund and subsequently changed its name to Columbia Management Investment Advisers, LLC (the “New Advisor”). The New Advisor receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.420%
$500 million to $1 billion	0.375%
$1 billion to $1.5 billion	0.370%
$1.5 billion to $3 billion	0.340%
$3 billion to $6 billion	0.330%
Over $6 billion	0.320%

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Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Prior to the Closing, Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provided investment advisory services to the Fund under the same fee structure.

For the six month period ended September 30, 2010, the Fund’s annualized effective investment advisory fee rate was 0.42% of the Fund’s average daily net assets.

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Fund under a new Administrative Services Agreement (the “Administrative Agreement”). Under the Administrative Agreement, the New Advisor provides administrative and other services to the Fund, including services previously performed under the Pricing and Bookkeeping Oversight and Services Agreement discussed below. The New Advisor receives a monthly administration fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 million	0.150%
$100 million to $1 billion	0.125%
Over $1 billion	0.100%

Prior to the Closing, Columbia provided administrative services to the Fund at the same fee rates. For the six month period ended September 30, 2010, the Fund’s annualized effective administration fee rate was 0.13% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Prior to the Closing, the Fund entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank and Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Upon the Closing, Columbia assigned and delegated its rights and obligations under the State Street Agreements to the New Advisor. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Also prior to the Closing, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund’s portfolio securities, incurred by Columbia in the performance of services under the Services Agreement. These services are now provided under the Administrative Agreement discussed above.

Transfer Agent Fee

In connection with the Closing, RiverSource Service Corporation, a wholly owned subsidiary of Ameriprise Financial, became the transfer agent of the Fund and subsequently changed its name to Columbia Management Investment Services Corp. (the “New Transfer Agent”). The New Transfer Agent has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The New Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the New Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The New Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The New Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the New Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the New Transfer Agent maintains in connection with its services to the Fund. The New Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

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Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Prior to the Closing, Columbia Management Services, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and contracted with BFDS to serve as sub-transfer agent, under the same fee structure.

For the six month period ended September 30, 2010, the Fund’s annualized effective transfer agent fee rate for each class as a percentage of average daily net assets was as follows:

Class A, Class B, Class C, and Class Z: 0.07%

Class W: 0.08%

Class I shares do not pay transfer agent fees.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2010, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Fund and subsequently changed its name to Columbia Management Investment Distributors, Inc. (the “New Distributor”).

For the six month period ended September 30, 2010, initial sales charges paid by shareholders on the purchase of Class A shares amounted to $6,602 and net CDSC fees paid by shareholders on certain redemptions of Class A, Class B and Class C shares amounted to $8, $2,097 and $51, respectively.

The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) which require the payment of monthly service and distribution fees to the New Distributor based on the average daily net assets of the applicable class of the Fund at the following annual rates:

Service Fee
Class A	Class B	Class C	Class W
0.25%	0.25%	0.25%	0.25%

Distribution Fee
Class B	Class C	Class W
0.75%	0.75%	0.25%

The New Distributor has voluntarily agreed to waive a portion of the Fund’s distribution and service fees for the Class C shares so that the combined fee will not exceed 0.85% annually of Class C average daily net assets. This arrangement may be modified or terminated by the New Distributor at any time.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the New Distributor for amounts paid by the New Distributor to dealers who sold such shares.

Prior to the Closing, Columbia Management Distributors, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the principal underwriter of the Fund’s shares. There were no changes to the underwriting discount structure of the Fund, the service or distribution fee rates paid by the Fund, or the distribution and service fee waivers for the Class C shares as a result of the Transaction.

Fee Waivers and Expense Reimbursements

Effective September 27, 2010, the New Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.95%, 1.70%, 1.70%, 0.65%, 0.95% and 0.70% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I, Class W and Class Z shares, respectively. This arrangement may be modified or terminated by the New Advisor at any time.

From May 1, 2010 to September 26, 2010, the New Advisor had voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s

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Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

custodian, do not exceed 0.70% of the Fund’s average daily net assets on an annualized basis. Prior to May 1, 2010, Columbia voluntarily reimbursed a portion of the Fund’s expenses in the same manner.

Fees Paid to Officers and Trustees

In connection with the Closing, all officers of the Fund are employees of the New Advisor or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year. Prior to the Closing, the Fund paid its pro-rata share of the expenses for the Chief Compliance Officer under the same fee structure.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended September 30, 2010, these custody credits reduced total expenses by $5 for the Fund.

Note 6. Objectives and Strategies for Investing in Derivative Instruments

The Fund uses derivatives instruments including futures contracts, credit default swaps and forward foreign currency exchange contracts in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for the use of derivatives do not work as intended, the Fund may not achieve its investment objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuation in value of fixed income securities because of the inverse relationship of price and yield. Fixed income securities generally will decline in value upon an increase in general interest rates and their value generally will increase upon a decline in general interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Foreign exchange rate risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign-currency-denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Credit risk: Credit risk relates to the ability of the issuer or guarantor of a fixed income security, or counter party to a derivative contract to make timely principal and /or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Generally, lower-yield higher-quality bonds are subject to credit risk to a lesser extent than lower-grade higher-yield bonds.

The following provides more detailed information about each derivative type held by the Fund:

Futures Contracts — The Fund entered into interest rate futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark.

The use of futures contracts involves certain risks, which include, among these: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction of the future direction of interest rates by the Fund’s investment advisor.

Upon entering into a futures contract, the Fund identifies within its portfolio of investments cash or securities in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal

37

Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

During the six month period ended September 30, 2010, the Fund entered into 1,675 futures contracts.

Forward Foreign Currency Exchange Contracts — The Fund entered into forward foreign currency exchange contracts to shift its investment exposure from one currency to another.

The Fund entered into forward foreign currency exchange contracts for the purpose of shifting foreign currency exposure back to U.S. dollars.

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

During the six month period ended September 30, 2010, the Fund entered into 12 forward foreign currency exchange contracts. The Fund did not have any open forward foreign currency exchange contracts at the end of the period.

Credit Default Swap Contracts — The Fund entered into credit default swap transactions as a protection buyer to reduce overall credit exposure.

Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may receive or make an upfront payment as the protection buyer or seller. Credit default swaps are marked to market daily based on quotations from market makers and any change is recorded as unrealized appreciation/depreciation on the Statement of Assets and Liabilities. Periodic payments received or made are recorded as a realized gain or loss and premiums received or made are amortized on the Statement of Operations.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

During the six month period ended September 30, 2010, the Fund purchased credit default swaps with a notional amount of $49,030,000.

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Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

The following table is a summary of the value of the Fund’s derivative instruments as of September 30, 2010.

Fair Value of Derivative Instruments
Statement of Assets and Liabilities
Assets	Fair Value	Liabilities	Fair Value
		Futures variation margin	$38,172*
Open credit default swaps/ Premiums	2,493,840	Open credit default swaps/ Premiums	590,612

*	Includes only the current day’s variation margin.

The effect of derivative instruments on the Fund’s Statement of Operations for the six month period ended September 30, 2010:

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Futures Contracts	Interest Rate	$(8,618,759)	$96,528
Forward Foreign Currency Exchange Contracts	Foreign Exchange Rate	37,003	(6,888)
Credit Default Swap Contracts	Credit	(781,509)	516,344

Note 7. Portfolio Information

For the six month period ended September 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $219,991,385 and $310,581,222, respectively, of which $70,232,937 and $77,872,495, respectively, were U.S. Government securities.

Note 8. Regulatory Settlements

During the year ended March 31, 2010, the Fund received payments totaling $6,535 relating to certain regulatory settlements with third parties that the Fund had participated in during the year. The payments have been included in “Increase from regulatory settlements” on the Statement of Changes in Net Assets.

Note 9. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2010, the average daily loan balance outstanding on days where borrowing existed was $7,986,250 at a weighted average interest rate of 1.52%.

Note 10. Shareholder Concentration

As of September 30, 2010, two shareholder accounts owned 57.1% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 11. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

High-Yield Securities Risk

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

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Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the

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Columbia Corporate Income Fund

September 30, 2010 (Unaudited)

ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 12. Subsequent Event

Effective October 14, 2010, the line of credit disclosed in Note 9 was extended. Interest on the $280,000,000 committed, unsecured revolving line of credit provided by State Street will continue to be charged at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. The commitment fee has been decreased from 0.15% per annum to 0.125% per annum and will continue to be accrued and apportioned among the participating funds pro rata based on their relative net assets.

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Board Consideration and Approval of New Investment

Advisory Agreements

In September 2010, the Board of Trustees (the “Board”) unanimously approved new Investment Management Services Agreements (the “Advisory Agreements”) on behalf of various Columbia funds that would increase or decrease the contractual investment advisory fee rates payable by each affected Columbia fund (each, an “Affected Fund”) to Columbia Management for investment advisory services. For Columbia Corporate Income Fund, the Advisory Agreement would, subject to shareholder approval, increase contractual investment advisory fee rates. As detailed below, the Board held numerous meetings and discussions with the management team of Columbia Management and reviewed and considered materials in connection with the approval of the investment advisory fee before determining to approve the Advisory Agreements.

On April 30, 2010, Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC, a subsidiary of Bank of America and the parent of the Affected Funds’ former investment adviser. In connection with that acquisition, the Affected Funds entered into investment management services agreements with Columbia Management, a subsidiary of Ameriprise Financial, Inc.

Beginning in April 2010, Columbia Management presented to the Advisory Fees and Expenses Committee (the “Committee”) of the Board a proposal to rationalize the fees and expenses, including the advisory fees, of the various registered investment companies in the combined complex of Columbia-, RiverSource-, Seligman- and Threadneedle-branded funds (the “Columbia Funds Complex”). Because these funds were organized at different times by many different sponsors, their fees and expenses did not reflect a common overall design, and Columbia Management proposed to implement a more consistent schedule of fees for similar funds based on a uniform pricing model across all of the funds. In this regard, Columbia Management presented the Committee with various data comparing current and proposed fee schedules to the fee schedules of peer funds, as selected by an independent third-party data provider. While Columbia Management projected that the proposed rationalization would reduce the overall fees and expenses of all of the funds in the aggregate, it was expected that certain fees and expenses, including advisory fees, would increase for certain funds. At the same time, Columbia Management presented the Committee with proposals to provide for consistent administrative services fee schedules across funds in the same asset class, reduced custody fee rates and a consistent transfer agency fee schedule across the funds, as well as initial proposals to merge various funds. In connection with these proposals, the Committee and the trustees considered a proposal by Columbia Management to contractually limit the total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund’s custodian) of class A shares of funds, the expenses of which exceed the median expenses of such fund’s class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider), to such median expenses (or a lower, agreed-upon rate), and to limit the total expenses of such funds’ other classes to a corresponding amount, adjusted to reflect any class-specific expenses (including transfer agency fees and payments under any distribution plan, shareholder servicing plan, and/or plan administration agreement).

The Committee and the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust (the “Independent Trustees”) requested and evaluated materials from, and were provided materials and information regarding the Advisory Agreements by, Columbia Management. The Committee, at meetings held on April 20, 2010, May 3, 2010, June 7, 2010, July 27, 2010 and August 10, 2010, and the Independent Trustees, at meetings held on April 20, 2010, May 4, 2010, June 7, 2010 and August 11, 2010, reviewed the materials provided in connection with their consideration of the Advisory Agreements and other matters relating to the proposals and discussed them with representatives of Columbia Management. The Committee and the Independent Trustees also reviewed and considered information that they had previously received in connection with their most recent consideration and approval of the current investment management services agreements with Columbia Management. They also consulted with Fund counsel and with the Independent Trustees’ independent legal counsel, who advised on the legal standards for consideration by the trustees and otherwise assisted the trustees in their deliberations. The trustees also met with, and reviewed and considered a report prepared and provided by, the independent fee consultant (the “Fee Consultant”) appointed

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by the Independent Trustees pursuant to an assurance of discontinuance entered into by Columbia Management Advisors, LLC, the Affected Funds’ previous adviser, with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). Under the NYAG Settlement, the Fee Consultant’s role is to manage the process by which management fees are negotiated so that they are negotiated in a manner that is at arms’ length and reasonable. On August 10, 2010, the Committee recommended that the trustees approve the Advisory Agreements. On September 14, 2010, the trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for each Affected Fund, subject to shareholder approval.

The trustees considered all materials that they, their legal counsel or Columbia Management believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreements. The factors considered by the Committee and the trustees in recommending approval and approving the Advisory Agreement for each Affected Fund included the following:

■	The expected benefits of continuing to retain Columbia Management as the Affected Funds’ investment manager;

■	The terms and conditions of the Advisory Agreements, including the increase or decrease, as applicable, in the advisory fee schedule for each Affected Fund;

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The impact of the proposed changes in investment advisory fee rates, as well as proposed changes in administrative services, transfer agency and custody fee rates, on each Affected Fund’s total expense ratio;

■	For Columbia Corporate Income Fund, the reduction in the rates payable under its administrative services agreement;

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The willingness of Columbia Management to agree to contractually limit or cap total operating expenses for Columbia Corporate Income Fund so that total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund’s custodian) of class A shares would not exceed the median expenses of such fund’s class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider);

■	That Columbia Management, and not any Affected Fund, would bear the costs of obtaining any necessary shareholder approvals of the Advisory Agreements;

■	The expected impact on expenses for certain Affected Funds of proposed mergers; and

■	The expected benefits of further integrating the Combined Fund Complex by:

■

Standardizing total management fees across similar funds in the Combined Fund Complex to promote comparability of pricing among a menu of funds available to investors, including through exchange privileges; and

■

Aligning investment advisory fee rates across funds in the Combined Fund Complex that are in the same investment category (e.g., the amendment would align the investment advisory fee rates of Columbia Large Cap Growth Fund with those of all other actively managed large-cap funds in the Combined Fund Complex).

Nature, Extent and Quality of Services Provided under the Advisory Agreements

The trustees considered the nature, extent and quality of services provided to the Affected Funds by Columbia Management and its affiliates under the Advisory Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Affected Funds by Columbia Management and its affiliates. The trustees considered, among other things, the ability of Columbia Management to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including Columbia Management’s personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the trade execution services provided on behalf of the Affected Funds and the quality of Columbia Management’s investment research capabilities and the other resources that it devotes to each Affected Fund. For each Affected Fund, the trustees also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing these and related factors, the trustees concluded, within the context of

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their overall conclusions, that the nature, extent and quality of the services to be provided to each Affected Fund under the Advisory Agreements supported the approval of the Advisory Agreements.

Investment Performance

The trustees reviewed information about the performance of each Affected Fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each Affected Fund to the performance of peer groups of mutual funds and performance benchmarks. The trustees also reviewed a description of the third party’s methodology for identifying each Fund’s peer group for purposes of performance and expense comparisons. In the case of each Affected Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant approval of the Affected Fund’s Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Affected Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Affected Fund’s investment strategy and policies and that the Affected Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Affected Fund’s investment strategy; (iii) that the Affected Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that Columbia Management had taken or was taking steps designed to help improve the Affected Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The trustees noted that, through February 28, 2010, Columbia Corporate Income Fund’s performance was in the second quintile (where the best performance would be in the first quintile) for the one-year period and in the third quintile for the three-, five- and ten-year periods of the peer group selected by an independent third-party data provider for the purposes of performance comparisons.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions regarding each of the Advisory Agreements, that the performance of each Affected Fund and Columbia Management was sufficient, in light of other considerations, to warrant the approval of the Advisory Agreement pertaining to that Affected Fund.

Investment Advisory Fee Rates and Other Expenses

The trustees considered that the Advisory Agreement for Columbia Bond Fund would increase the contractual investment advisory fee rates payable by that Fund at certain asset levels and would be otherwise identical to that Fund’s current investment management services agreement. In addition, the trustees also considered that, with the proposed fee reductions under the administrative services agreement, the contractual fee rate under both the Advisory Agreement and the proposed administrative services agreement would be lower than the current combined contractual fee rate under those agreements at most asset levels. The trustees also considered that based on its expenses for its most recent fiscal year, adjusted to give effect to the Advisory Agreement and other proposed contractual changes, including the contractual expense limitations described above, Columbia Corporate Income Fund’s contractual management fees would have been in the third quintile (where the lowest fees and expenses would be in the first quintile) and total net expenses would have been in the first quintile of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the advisory fee rates under the Advisory Agreements and anticipated total expenses of each Affected Fund supported the approval of the Advisory Agreements.

Costs of Services Provided and Profitability

The trustees considered information about the advisory fees charged by Columbia Management to comparable institutional accounts. In considering the fees charged to those accounts, the trustees took into account, among other things, Columbia Management’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services

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provided, differences in the risk profile of such business for Columbia Management, and the additional resources required to manage mutual funds effectively. In evaluating each Affected Fund’s proposed advisory fees, the trustees also took into account the demands, complexity and quality of the investment management of the Affected Fund.

The trustees also considered the compensation directly or indirectly received by Columbia Management and its affiliates in connection with their relationships with the Affected Funds. The trustees reviewed information provided by management as to the projected profitability to Columbia Management and its affiliates of their relationships with each Affected Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant Affected Funds, the current and anticipated expense levels of each Affected Fund, and the implementation of breakpoints and/or expense limitations with respect to each Affected Fund.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions, that the proposed changes to the advisory fees, and the related profitability to Columbia Management and its affiliates of their relationships with the Affected Fund, supported the approval of the Advisory Agreement pertaining to that Affected Fund.

Economies of Scale

The trustees considered the existence of any economies of scale in the provision by Columbia Management of services to each Affected Fund, to groups of related funds and to Columbia Management’s investment advisory clients as a whole, and whether those economies of scale were shared with the Affected Funds through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by Columbia Management in investment, trading and compliance resources. The trustees noted that all of the Affected Funds were expected to benefit from breakpoints and/or expense limitation arrangements. In considering those issues, the trustees also took note of the costs of the services to be provided (both on an absolute and relative basis) and the projected profitability to Columbia Management and its affiliates of their relationships with the Affected Funds, as discussed above. The trustees also noted the expected expense synergies and other anticipated benefits to Columbia Management and fund shareholders of both the rationalization of fees and expenses and the proposed mergers of certain Affected Funds. After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Affected Funds supported the approval of the Advisory Agreements.

Other Benefits to Columbia Management

The trustees received and considered information regarding any expected “fall-out” or ancillary benefits to be received by Columbia Management and its affiliates as a result of their relationships with the Affected Funds, such as the provision by Columbia Management of administrative services to the Affected Funds and the provision by Columbia Management’s affiliates of distribution and transfer agency services to the Affected Funds, and how the proposed rationalization of fees and expenses might affect such benefits, including the fact that to the extent fees payable by the Affected Funds decrease, and the fees for such Funds were subject to a contractual limit or cap on expenses, Columbia Management may pay less in expense reimbursements. The trustees considered that the Affected Funds’ distributor, an affiliate of Columbia Management, retains a portion of the distribution fees from the Affected Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Affected Funds, and that other affiliates of Columbia Management receive various forms of compensation in connection with their sale of shares of the Affected Funds. The trustees also considered the benefits of research made available to Columbia Management by reason of brokerage commissions generated by the Affected Funds’ securities transactions, and reviewed information about Columbia Management’s practices with respect to allocating portfolio brokerage and the use of “soft” commission dollars to pay for research. The trustees considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to disclose and to monitor such possible conflicts of interest. The trustees recognized that Columbia Management’s profitability would be somewhat lower without these benefits.

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In their deliberations, the trustees did not identify any single item that was paramount or controlling and individual trustees may have attributed different weights to various factors. The trustees also evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each Affected Fund.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel and the Fee Consultant, the trustees, including the Independent Trustees, approved each Advisory Agreement.

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Summary of Management Fee Evaluation by Independent Fee Consultant

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS

SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, LLC, and Columbia Management Distributors, Inc. September 21, 2010

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Management Distributors, Inc.1 (“CMD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and, together with some or all of such funds, the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Atlantic Funds” (together with the other members of that Board, the “Trustees”) retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared this written evaluation of the fee negotiation process. As has been the case with my previous reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this report.

On September 29, 2009, Ameriprise entered into an asset purchase agreement with Bank of America, N.A. and its parent, Bank of America Corporation (together, the “Bank”) pursuant to which the Bank agreed to sell certain CMG assets relating to Columbia’s long-term asset management business, including management of the Atlantic Funds (the “Transaction”). The Transaction, which closed on April 30, 2010,3 resulted in the termination of the existing Investment Management Agreements with CMA. Prior to the closing of the Transaction, the Trustees and the shareholders of the Funds approved new Advisory and Administrative Agreements with an Ameriprise subsidiary now called Columbia Management Investment Advisers, LLC (“CMIA”). Those Agreements did not change the rates paid by the Funds from the levels specified in the former agreements with CMA.

CMIA serves as the adviser of funds supervised by three different Boards of Trustees: the Atlantic, Nations, and RiverSource Boards, and a subsidiary of CMIA serves as adviser to funds overseen by a fourth Board, Columbia/Wanger. After reviewing the range of funds overseen by all four Boards, CMIA proposed a series of changes intended, among other things, to rationalize its mutual fund product offerings (by, for example, proposing to merge funds with similar investment strategies) and the fees charged to the funds by CMIA and its affiliates. These proposals included (1) changes to the advisory fees paid by certain funds, (2) changes to administrative and similar fees paid by certain funds, (3) changes to the transfer agency, sub-transfer agency, custody, and pricing/bookkeeping fees paid by the Funds, and (4) mergers involving more than 60 funds. CMIA asked the Trustees to consider these proposals together. This report, consistent with and (to the extent applicable) in fulfillment of the terms of the AOD, will focus on changes to advisory and aggregate management fees and discuss other proposals insofar as they affect total fund expenses, which may be a relevant factor in considering the appropriate level of advisory and management fees (defined for purposes of this report as advisory plus administrative fees).

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees … to be charged the Columbia Fund are negotiated so that they are negotiated in a

[1]	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or Ameriprise Financial, Inc. (“Ameriprise”), aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Atlantic Funds.

[3]	CMIA, Materials Prepared for the Atlantic Fees and Expense Committee, June 7, 2010 (“June 7 Materials”), Tab 1 at p. 1.

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manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees … using … an annual independent written evaluation prepared by or under the direction of … the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of the adviser’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of the adviser for like services;

5.	Costs to the adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of the adviser and its affiliates from supplying such services.

II. Findings

1.	Based upon my examination of the information supplied by CMIA and Ameriprise in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed contractual advisory and/or administrative fee changes at any asset level for each affected Atlantic Fund (each a “Fee Change Fund”).

2.	In my view, the process by which the proposed management fees of each Fee Change Fund have been negotiated with CMIA thus far has been, to the extent practicable, at arm’s length and reasonable and consistent with the AOD.

3.	There are 25 Funds for which CMIA has proposed an increase either in the contractual advisory or management fee (each a “Fee Increase Fund”). Seven of these Funds have a combination of higher contractual advisory fees and either lower or unchanged contractual management fees. The remaining 18 Funds have higher contractual management fees with the majority resulting from higher contractual advisory fees. For five Funds, however, the higher management fees result from a combination of lower advisory fees and higher administrative fees.

4.	The actual management fee, computed on the basis of assets as of October 31, 2009, would increase for 16 of the Fee Increase Funds after accounting for CMIA’s proposed expense limitation program, non-management fee changes, and proposed mergers. Seven Funds would have lower actual management fees, and two would experience no change in actual management fees.

5.	Sixteen of the 25 Fee Increase Funds have generally median or better-than-median performance. Only one Fee Increase Fund – High Yield Opportunity Fund – would be identified for further review based on performance criteria used by the Trustees in past contract review processes.

6.	CMIA proposed that the Funds and most other mutual funds it or its affiliates advise or sponsor (together, the “CMIA Funds”) be subject to a contractual expense limitation calculated as the median of the relevant fund’s Lipper expense group. As a result, all Fee Increase Funds are projected to have total expenses in the first, second, or third quintiles after full implementation of the proposed fee changes, expense limitations, and mergers. The expense limitation would be recalculated every year based on updated Lipper data. An analysis of the changes in median expenses for 2009 and 2010 indicates that some Funds are likely to experience sizable changes in their expense limits. Some Funds would have higher-than-median actual management fees notwithstanding the newly-established expense limitations.

7.

CMIA reviewed differences between management of retail mutual funds and advising institutional accounts and supplied charts plotting contractual and actual institutional and fund fees against assets in various

48

investment categories. The data showed that mutual fund fees are often lower at small asset levels reflecting CMIA’s reimbursement of fund expenses. At higher asset levels, mutual fund fees typically exceed institutional fees.

8.	CMIA provided fund-by-fund projected profitability data. Due to the significant changes in the operations of the Funds (including the change of the Funds’ investment adviser), historical profitability data was judged to have little relevance.
9.	CMIA provided projections of both the cumulative benefit to CMIA Fund shareholders of all aspects of its proposals (including proposed mergers) and the synergies in the form of decreased expenses that would benefit CMIA and its parent, Ameriprise.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Corporate Income Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, MA 02110

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Columbia Corporate Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1185 A (11/10)

Columbia World Equity Fund

Semiannual Report for the Period Ended September 30, 2010

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

■

A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

■

A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia World Equity Fund

Average annual total return as of 09/30/10 (%)

Share class	A		B		C
Inception	10/15/91		03/27/95		03/27/95
Sales charge	without	with	without	with	without	with
6-month (cumulative)	2.41	–3.48	1.98	–3.02	1.98	0.98
1-year	8.30	2.07	7.59	2.59	7.49	6.49
5-year	1.33	0.14	0.57	0.23	0.57	0.57
10-year	–0.62	–1.21	–1.37	–1.37	–1.39	–1.39

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+2.41% Class A shares (without sales charge)

–0.64% MSCI World Index (Net)[1]

Net asset value per share

as of 09/30/10 ($)
Class A	11.46
Class B	10.83
Class C	10.81
[1]

The Morgan Stanley Capital International (MSCI) World Index (Net) tracks the performance of global stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia World Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.10	1,018.05	7.10	7.08	1.40
Class B	1,000.00	1,000.00	1,019.80	1,014.29	10.89	10.86	2.15
Class C	1,000.00	1,000.00	1,019.80	1,014.29	10.89	10.86	2.15

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia World Equity Fund

September 30, 2010 (Unaudited)

Common Stocks – 86.2%

	Shares	Value ($)
Consumer Discretionary – 10.4%
Auto Components – 0.9%
Autoliv, Inc.	7,063	461,426

Auto Components Total		461,426

Automobiles – 0.8%
Ford Motor Co. (a)(b)	35,827	438,522

Automobiles Total		438,522

Household Durables – 0.8%
Arnest One Corp.	38,500	424,339

Household Durables Total		424,339

Media – 0.9%
Daiichikosho Co., Ltd.	30,700	478,084

Media Total		478,084

Multiline Retail – 2.5%
Dollar Tree, Inc. (a)	7,155	348,878
Kohl’s Corp. (a)	8,267	435,506
Target Corp.	9,828	525,208

Multiline Retail Total		1,309,592

Specialty Retail – 2.4%
Gap, Inc.	20,160	375,782
Inditex SA	4,821	382,689
TJX Companies, Inc.	12,269	547,566

Specialty Retail Total		1,306,037

Textiles, Apparel & Luxury Goods – 2.1%
LG Fashion Corp.	18,470	551,803
NIKE, Inc., Class B (b)	7,090	568,193

Textiles, Apparel & Luxury Goods Total		1,119,996

Consumer Discretionary Total		5,537,996

Consumer Staples – 2.6%
Food & Staples Retailing – 1.0%
Koninklijke Ahold NV	39,703	535,430

Food & Staples Retailing Total		535,430

Household Products – 0.6%
Clorox Co.	4,370	291,741

Household Products Total		291,741

Personal Products – 1.0%
Avon Products, Inc.	16,491	529,526

Personal Products Total		529,526

Consumer Staples Total		1,356,697

	Shares	Value ($)
Energy – 8.1%
Energy Equipment & Services – 2.0%
Noble Corp.(b)	19,712	666,069
Shinko Plantech Co., Ltd.	45,700	415,005

Energy Equipment & Services Total		1,081,074

Oil, Gas & Consumable Fuels – 6.1%
Apache Corp. (b)	5,069	495,546
Chevron Corp.	6,822	552,923
Devon Energy Corp.	7,370	477,134
EnCana Corp.	10,300	311,232
Exxon Mobil Corp.	4,203	259,703
Peabody Energy Corp.	10,270	503,333
Spectra Energy Corp.	11,520	259,776
Yanzhou Coal Mining Co., Ltd., Class H	152,000	370,723

Oil, Gas & Consumable Fuels Total		3,230,370

Energy Total		4,311,444

Financials – 13.6%
Capital Markets – 1.6%
Credit Suisse Group AG, Registered Shares	5,123	219,408
Deutsche Bank AG, Registered Shares	7,668	419,079
Morgan Stanley	8,899	219,627

Capital Markets Total		858,114

Commercial Banks – 5.1%
Banco Santander SA	40,844	517,482
BNP Paribas	3,556	254,116
PNC Financial Services Group, Inc.	8,823	458,002
Standard Chartered PLC	18,518	532,122
Sumitomo Mitsui Financial Group, Inc.	16,500	481,475
U.S. Bancorp	20,807	449,847

Commercial Banks Total		2,693,044

Diversified Financial Services – 1.3%
Citigroup, Inc. (a)	61,620	240,318
JPMorgan Chase & Co.	11,822	450,063

Diversified Financial Services Total		690,381

Insurance – 5.6%
Axis Capital Holdings Ltd.	15,944	525,195
Baloise Holding AG, Registered Shares	5,992	541,029
Legal & General Group PLC	323,355	526,799
Prudential Financial, Inc.	5,570	301,783
XL Group PLC	26,188	567,232

See Accompanying Notes to Financial Statements.

3

Columbia World Equity Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Zurich Financial Services AG, Registered Shares	2,223	521,416

Insurance Total		2,983,454

Financials Total		7,224,993

Health Care – 12.5%
Biotechnology – 1.5%
Amgen, Inc. (a)	7,153	394,202
Celgene Corp. (a)	7,197	414,619

Biotechnology Total		808,821

Health Care Equipment & Supplies – 0.7%
St. Shine Optical Co., Ltd.	33,000	343,342

Health Care Equipment & Supplies Total		343,342

Health Care Providers & Services – 4.9%
Laboratory Corp. of America Holdings (a)	6,902	541,324
McKesson Corp.	8,557	528,652
Medco Health Solutions, Inc. (a)	7,420	386,285
Miraca Holdings, Inc.	17,300	612,397
UnitedHealth Group, Inc.	15,080	529,459

Health Care Providers & Services Total		2,598,117

Pharmaceuticals – 5.4%
Abbott Laboratories	9,335	487,661
Mylan, Inc. (a)	21,233	399,393
Novo-Nordisk A/S, Class B	7,071	699,881
Sanofi-Aventis SA	7,337	489,609
Santen Pharmaceutical Co., Ltd.	15,900	550,938
Teva Pharmaceutical Industries Ltd., ADR	4,596	242,439

Pharmaceuticals Total		2,869,921

Health Care Total		6,620,201

Industrials – 7.3%
Aerospace & Defense – 1.6%
Honeywell International, Inc.	7,130	313,292
United Technologies Corp.	7,473	532,302

Aerospace & Defense Total		845,594

Commercial Services & Supplies – 0.7%
Waste Management, Inc.	11,163	398,965

Commercial Services & Supplies Total		398,965

	Shares	Value ($)
Electrical Equipment – 0.6%
Emerson Electric Co.	5,942	312,906

Electrical Equipment Total		312,906

Industrial Conglomerates – 0.6%
General Electric Co.	19,023	309,124

Industrial Conglomerates Total		309,124

Machinery – 2.1%
Dover Corp.	7,350	383,744
Parker Hannifin Corp.	4,938	345,956
Sulzer AG, Registered Shares	3,475	403,436

Machinery Total		1,133,136

Professional Services – 1.7%
Atkins WS PLC	53,244	616,087
Manpower, Inc.	5,078	265,072

Professional Services Total		881,159

Industrials Total		3,880,884

Information Technology – 15.3%
Communications Equipment – 1.1%
Cisco Systems, Inc. (a)	15,600	341,640
Harris Corp.	5,605	248,246

Communications Equipment Total		589,886

Computers & Peripherals – 3.7%
Apple, Inc. (a)(b)	2,335	662,556
EMC Corp. (a)	28,049	569,675
FUJITSU Ltd.	42,000	295,505
Hewlett-Packard Co.	10,238	430,713

Computers & Peripherals Total		1,958,449

Electronic Equipment, Instruments & Components – 0.9%
Venture Corp., Ltd.	65,000	485,811

Electronic Equipment, Instruments & Components Total		485,811

Internet Software & Services – 2.7%
Akamai Technologies, Inc. (a)(b)	10,350	519,363
Google, Inc., Class A (a)	910	478,469
Tencent Holdings Ltd.	20,400	443,615

Internet Software & Services Total		1,441,447

IT Services – 3.1%
Accenture PLC, Class A	12,150	516,253
International Business Machines Corp.	2,992	401,347
Teradata Corp. (a)	19,253	742,396

IT Services Total		1,659,996

See Accompanying Notes to Financial Statements.

4

Columbia World Equity Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Semiconductors & Semiconductor Equipment – 1.4%
ARM Holdings PLC (b)	41,872	261,009
Intel Corp.	11,798	226,876
Samsung Electronics Co., Ltd.	379	258,272

Semiconductors & Semiconductor Equipment Total		746,157

Software – 2.4%
Citrix Systems, Inc. (a)(b)	5,886	401,660
Misys PLC (a)	64,180	288,400
Oracle Corp.	20,649	554,426

Software Total		1,244,486

Information Technology Total		8,126,232

Materials – 7.2%
Chemicals – 3.2%
Agrium, Inc. (b)	6,370	477,686
BASF SE	5,681	358,923
Daicel Chemical Industries Ltd.	58,000	391,215
Praxair, Inc.	5,670	511,774

Chemicals Total		1,739,598

Containers & Packaging – 0.8%
Silgan Holdings, Inc.	13,300	421,610

Containers & Packaging Total		421,610

Metals & Mining – 1.3%
Freeport-McMoRan Copper & Gold, Inc.	3,474	296,645
Vale SA	12,400	383,286

Metals & Mining Total		679,931

Paper & Forest Products – 1.9%
Ahlstrom Oyj	33,735	775,952
International Paper Co.	10,630	231,202

Paper & Forest Products Total		1,007,154

Materials Total		3,848,293

Telecommunication Services – 5.5%
Diversified Telecommunication Services – 3.9%
Qwest Communications International, Inc.	108,065	677,568
Tele2 AB, Class B	35,020	735,578
Verizon Communications, Inc.	20,926	681,978

Diversified Telecommunication Services Total		2,095,124

	Shares	Value ($)
Wireless Telecommunication Services – 1.6%
Freenet AG	33,975	399,501
Vivo Participacoes SA, ADR	15,946	433,253

Wireless Telecommunication Services Total		832,754

Telecommunication Services Total		2,927,878

Utilities – 3.7%
Electric Utilities – 1.0%
Enel SpA	93,588	499,601

Electric Utilities Total		499,601

Independent Power Producers & Energy Traders – 1.2%
International Power PLC	107,828	658,004

Independent Power Producers & Energy Traders Total		658,004

Multi-Utilities – 0.6%
Public Service Enterprise Group, Inc.	10,120	334,770

Multi-Utilities Total		334,770

Water Utilities – 0.9%
Hyflux Ltd.	209,000	494,021

Water Utilities Total		494,021

Utilities Total		1,986,396

Total Common Stocks (cost of $37,920,554)		45,821,014

Preferred Stock – 0.8%

Consumer Staples – 0.8%
Household Products – 0.8%
Henkel AG & Co., KGaA	7,681	413,143

Household Products Total		413,143

Consumer Staples Total		413,143

Total Preferred Stock (cost of $393,017)		413,143

Investment Companies – 9.4%
Columbia Convertible Securities Fund, Class Z (c)	113,244	1,554,838
Columbia Emerging Markets Fund, Class Z (c)	228,338	2,721,791
WisdomTree India Earnings Fund	27,212	717,580

Total Investment Companies (cost of $3,883,605)		4,994,209

See Accompanying Notes to Financial Statements.

5

Columbia World Equity Fund

September 30, 2010 (Unaudited)

Short-Term Obligation – 3.3%

	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.220%, collateralized by a U.S. Treasury obligation maturing 05/15/19, market value $1,820,975 (repurchase proceeds $1,781,011)	1,781,000	1,781,000

Total Short-Term Obligation (cost of $1,781,000)		1,781,000

Total Investments – 99.7% (cost of $43,978,176)(d)		53,009,366

Other Assets & Liabilities, Net – 0.3%		139,936

Net Assets – 100.0%		53,149,302

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	All or a portion of this security is held as collateral for open written options contracts. At September 30, 2010, market value of these securities pledged amounted to $4,490,604.

(c)	Investments in affiliates during the six months ended September 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Columbia Emerging Markets Fund, Class Z	$1,784,042	$750,000	$—	$—	$2,721,791
Columbia Convertible Securities Fund, Class Z	—	1,518,600	—	—	1,554,838

Total	$1,784,042	$2,268,600	$—	$—	$4,276,629

(d)	Cost for federal income tax purposes is $43,978,176.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$3,701,081	$1,836,915	$—	$5,537,996
Consumer Staples	821,267	535,430	—	1,356,697
Energy	3,525,716	785,728	—	4,311,444
Financials	3,212,067	4,012,926	—	7,224,993
Health Care	3,924,034	2,696,167	—	6,620,201
Industrials	2,861,361	1,019,523	—	3,880,884
Information Technology	6,093,620	2,032,612	—	8,126,232
Materials	2,322,203	1,526,090	—	3,848,293
Telecommunication Services	1,792,799	1,135,079	—	2,927,878
Utilities	334,770	1,651,626	—	1,986,396

Total Common Stocks	28,588,918	17,232,096	—	45,821,014

Total Preferred Stock	—	413,143	—	413,143

Total Investment Companies	4,994,209	—	—	4,994,209

Total Short-Term Obligation	—	1,781,000	—	1,781,000

Total Investments	33,583,127	19,426,239	—	53,009,366

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	355,975	—	355,975

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(186,649)	—	(186,649)

Value of Written Call Option Contracts	(9,205)	—	—	(9,205)

Total	$33,573,922	$19,595,565	$—	$53,169,487)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

6

Columbia World Equity Fund

September 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding on September 30, 2010 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	AUD	$2,025,708	$1,874,893	11/18/10	$150,815
Morgan Stanley Capital Services, Inc.	CAD	1,824,255	1,817,753	11/18/10	6,502
Morgan Stanley Capital Services, Inc.	CHF	208,708	198,963	11/18/10	9,745
Morgan Stanley Capital Services, Inc.	EUR	2,612,463	2,468,329	11/18/10	144,134
Morgan Stanley Capital Services, Inc.	GBP	2,383,855	2,373,089	11/18/10	10,766
Morgan Stanley Capital Services, Inc.	JPY	1,629,967	1,605,367	11/18/10	24,600
Morgan Stanley Capital Services, Inc.	NOK	206,952	197,539	11/18/10	9,413
Morgan Stanley Capital Services, Inc.	SGD	314,782	315,219	11/18/10	(437)

					$355,538

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.	CHF	$100,791	$96,797	11/18/10	$(3,994)
Morgan Stanley Capital Services, Inc.	DKK	677,600	639,254	11/18/10	(38,346)
Morgan Stanley Capital Services, Inc.	EUR	580,547	550,294	11/18/10	(30,253)
Morgan Stanley Capital Services, Inc.	GBP	298,374	296,535	11/18/10	(1,839)
Morgan Stanley Capital Services, Inc.	ILS	204,359	196,653	11/18/10	(7,706)
Morgan Stanley Capital Services, Inc.	JPY	354,661	345,913	11/18/10	(8,748)
Morgan Stanley Capital Services, Inc.	KRW	1,069,397	1,040,412	11/18/10	(28,985)
Morgan Stanley Capital Services, Inc.	PHP	304,344	299,119	11/18/10	(5,225)
Morgan Stanley Capital Services, Inc.	SEK	268,509	246,195	11/18/10	(22,314)
Morgan Stanley Capital Services, Inc.	SGD	1,012,777	985,061	11/18/10	(27,716)
Morgan Stanley Capital Services, Inc.	TWD	656,111	645,025	11/18/10	(11,086)

					$(186,212)

At September 30, 2010, the Fund held the following written call option contracts:

Equity Risk

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Agrium, Inc.	80.0	16	10/16/10	$1,264	$(800)
Agrium, Inc.	85.0	16	10/16/10	224	(240)
Akamai Technologies, Inc.	57.5	51	10/16/10	3,519	(918)
Apache Corp.	105.0	25	10/16/10	650	(650)
Apple, Inc.	310.0	11	10/16/10	1,001	(638)
Arm Holdings PLC	20.0	69	10/16/10	1,311	(2,070)
Citrix Systems, Inc.	75.0	29	10/16/10	1,847	(1,305)
Ford Motor Co.	13.0	179	10/16/10	2,506	(1,611)
NIKE, Inc., Class B	85.0	35	10/16/10	455	(385)
Noble Corp.	38.0	98	10/16/10	1,274	(588)

Total written call options (proceeds $14,051)					$(9,205)

See Accompanying Notes to Financial Statements.

7

Columbia World Equity Fund

September 30, 2010 (Unaudited)

For the six months ended September 30, 2010, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2010	—	$—
Options written	901	23,415
Options terminated in closing purchase transactions	—	—
Options exercised	(34)	(1,496)
Options expired	(338)	(7,868)

Options outstanding at September 30, 2010	529	$14,051

The Fund was invested in the following countries at September 30, 2010:

Summary of Securities by Country	Value	% of Total Investments
United States*	$32,337,222	61.0
Japan	3,648,958	6.9
United Kingdom	2,882,421	5.4
Switzerland	1,685,288	3.2
Germany	1,590,647	3.0
Sweden	1,197,004	2.3
Singapore	979,833	1.8
Spain	900,171	1.7
Brazil	816,539	1.5
China	814,338	1.5
Republic of Korea	810,075	1.5
Canada	788,919	1.5
Finland	775,952	1.5
France	743,725	1.4
India	717,580	1.4
Denmark	699,881	1.3
Netherlands	535,430	1.0
Italy	499,601	1.0
Taiwan	343,343	0.6
Israel	242,439	0.5

	$53,009,366	100

* Includes short-term obligation and investment companies.

Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PHP	Philippine Pesos
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Columbia World Equity Fund

September 30, 2010 (Unaudited)

		($)
Assets	Unaffiliated investments, at cost	40,610,187
	Affiliated investments, at cost	3,367,989

	Total investments, at cost	43,978,176

	Unaffiliated investments, at value	48,732,737
	Affiliated investments, at value	4,276,629

	Total investments, at value	53,009,366
	Cash	333
	Foreign currency (cost of $31,358)	32,090
	Unrealized appreciation on forward foreign currency exchange contracts	355,975
	Receivable for:
	Investments sold	389,746
	Fund shares sold	3,290
	Dividends	65,055
	Interest	11
	Foreign tax reclaims	16,726
	Expense reimbursement due from investment advisor	3,194
	Trustees’ deferred compensation plan	28,329
	Prepaid expenses	761

	Total Assets	53,904,876

Liabilities	Written options, at value (premium of $14,051)	9,205
	Unrealized depreciation on forward foreign currency exchange contracts	186,649
	Payable for:
	Investments purchased	403,268
	Fund shares repurchased	3,982
	Investment advisory fee	15,652
	Administration fee	9,782
	Pricing and bookkeeping fees	6,115
	Transfer agent fee	16,866
	Audit fee	21,483
	Custody fee	6,259
	Registration fee	15,526
	Distribution and service fees	11,627
	Reports to shareholders	13,390
	Trustees’ deferred compensation plan	28,329
	Other liabilities	7,441

	Total Liabilities	755,574

	Net Assets	53,149,302

Net Assets Consist of	Paid-in capital	59,699,504
	Accumulated net investment loss	(112,303)
	Accumulated net realized loss	(15,645,776)
	Net unrealized appreciation (depreciation) on:
	Investments	9,031,190
	Foreign currency translations	171,841
	Written options	4,846

	Net Assets	53,149,302

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities (continued) – Columbia World Equity Fund

September 30, 2010 (Unaudited)

Class A	Net assets	$51,648,736
	Shares outstanding	4,507,487
	Net asset value per share	$11.46	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share ($11.46/0.9425)	$12.16	(b)

Class B	Net assets	$727,486
	Shares outstanding	67,182
	Net asset value and offering price per share	$10.83	(a)

Class C	Net assets	$773,080
	Shares outstanding	71,511
	Net asset value and offering price per share	$10.81	(a)

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Columbia World Equity Fund

For the Six Months Ended September 30, 2010 (Unaudited)

		($)
Investment Income	Dividends	651,951
	Interest	856
	Foreign taxes withheld	(41,019)

	Total Investment Income	611,788

Expenses	Investment advisory fee	102,650
	Administration fee	64,156
	Distribution fee:
	Class B	2,950
	Class C	2,928
	Service fee:
	Class A	62,197
	Class B	983
	Class C	976
	Transfer agent fee	77,391
	Pricing and bookkeeping fees	29,288
	Trustees’ fees	7,941
	Custody fee	13,615
	Reports to shareholders	29,580
	Chief compliance officer expenses	386
	Other expenses	46,121

	Total Expenses	441,162

	Fees waived or expenses reimbursed by investment advisor and/or administrator	(76,003)
	Expense reductions	(6)

	Net Expenses	365,153

	Net Investment Income	246,635

Net Realized and Unrealized Gain (Loss) on Investments, Capital Gains Distributions Received, Foreign Currency and Written Options	Net realized gain (loss) on:
	Investments	411,220
	Capital gains distributions received	73,992
	Foreign currency transactions and forward foreign currency exchange contracts	(97,539)
	Written options	7,868

	Net realized gain	395,541

	Net change in unrealized appreciation (depreciation) on:
	Investments	65,131
	Foreign currency transactions and forward foreign currency exchange contracts	300,801
	Written options	4,846

	Net change in unrealized appreciation (depreciation)	370,778

	Net Gain	766,319

	Net Increase Resulting from Operations	1,012,954

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Columbia World Equity Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)
Operations	Net investment income	246,635	226,808
	Net realized gain (loss) on investments, foreign currency transactions, forward foreign currency exchange contracts, written options and capital gains distributions received from affiliated investments	395,541	(460,291)
	Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, forward foreign currency exchange contracts and written options	370,778	19,796,222

	Net increase resulting from operations	1,012,954	19,562,739

Distributions to Shareholders	From net investment income:
	Class A	—	(1,016,070)
	Class B	—	(14,307)
	Class C	—	(10,909)

	Total distributions to shareholders	—	(1,041,286)

	Net Capital Stock Transactions	(776,538)	(3,984,478)
	Redemption fees	—	723
	Increase from regulatory settlements	—	81,783

	Total increase in net assets	236,416	14,619,481

Net Assets	Beginning of period	52,912,886	38,293,405
	End of period	53,149,302	52,912,886
	Overdistributed (Accumulated) net investment income (loss) at end of period	(112,303)	(358,938)

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Columbia World Equity Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	303,184	3,431,349	119,814	1,226,499
Distributions reinvested	—	—	90,419	941,091
Redemptions	(358,691)	(3,859,276)	(556,858)	(5,636,645)

Net decrease	(55,507)	(427,927)	(346,625)	(3,469,055)

Class B
Subscriptions	1,359	13,806	7,060	70,882
Distributions reinvested	—	—	1,315	13,337
Redemptions	(24,164)	(249,390)	(69,600)	(655,436)

Net decrease	(22,805)	(235,584)	(61,225)	(571,217)

Class C
Subscriptions	6,744	69,543	15,213	147,197
Distributions reinvested	—	—	919	9,318
Redemptions	(18,646)	(182,570)	(10,481)	(100,721)

Net increase (decrease)	(11,902)	(113,027)	5,651	55,794

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia World Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$11.19		$7.47		$13.16		$15.48		$14.14		$11.92

Income from Investment Operations:
Net investment income (a)	0.05		0.05		0.10		0.14		0.12		0.10
Net realized and unrealized gain (loss) on capital gain distributions received from affiliated investments, investments, foreign currency and written options	0.22		3.87		(5.69)		(0.81)		1.97		2.18

Total from investment operations	0.27		3.92		(5.59)		(0.67)		2.09		2.28

Less Distributions to Shareholders:
From net investment income	—		(0.22)		—		(0.22)		(0.18)		(0.06)
From net realized gains	—		—		(0.11)		(1.43)		(0.57)		—

Total distributions to shareholders	—		(0.22)		(0.11)		(1.65)		(0.75)		(0.06)

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Increase from regulatory settlements	—		0.02		0.01		—		—		—

Net Asset Value, End of Period	$11.46		$11.19		$7.47		$13.16		$15.48		$14.14
Total return (c)	2.41	%(d)(e)	52.96	%(d)	(42.79	)%(d)	(5.47	)%(f)	15.11%		19.15	%(d)

Ratios to Average Net Assets/Supplemental Data:
Net expenses	1.40	%(g)(h)	1.40	%(g)	1.58	%(i)	1.40	%(g)	1.47	%(g)	1.51	%(g)
Waiver/Reimbursement	0.30	%(h)	0.36%		0.06%		—		—		0.03%
Net investment income	0.98	%(g)(h)	0.49	%(g)	0.91	%(i)	0.94	%(g)	0.80	%(g)	0.76	%(g)
Portfolio turnover rate	36	%(e)	90%		154%		69%		85%		62%
Net assets, end of period (000s)	$51,649		$51,073		$36,672		$74,106		$86,237		$81,746

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund’s total return.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	The benefits derived from expense reductions had an impact of 0.02%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia World Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$10.62		$7.08		$12.58		$14.86		$13.58		$11.48

Income from Investment Operations:
Net investment income (loss) (a)	0.01		(0.02)		0.03		0.03		0.02		—	(b)
Net realized and unrealized gain (loss) on capital gain distributions received from affiliated investments, investments, foreign currency and written options	0.20		3.67		(5.43)		(0.77)		1.87		2.10

Total from investment operations	0.21		3.65		(5.40)		(0.74)		1.89		2.10

Less Distributions to Shareholders:
From net investment income	—		(0.13)		—		(0.11)		(0.04)		—
From net realized gains	—		—		(0.11)		(1.43)		(0.57)		—

Total distributions to shareholders	—		(0.13)		(0.11)		(1.54)		(0.61)		—

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Increase from regulatory settlements	—		0.02		0.01		—		—		—

Net Asset Value, End of Period	$10.83		$10.62		$7.08		$12.58		$14.86		$13.58
Total return (c)	1.98	%(d)(e)	51.99	%(d)	(43.26	)%(d)	(6.12	)%(f)	14.17%		18.29	%(d)

Ratios to Average Net Assets/Supplemental Data:
Net expenses	2.15	%(g)(h)	2.15	%(g)	2.33	%(i)	2.15	%(g)	2.22	%(g)	2.26	%(g)
Waiver/Reimbursement	0.30	%(h)	0.36%		0.06%		—		—		0.03%
Net investment income (loss)	0.27	%(g)(h)	(0.21	)%(g)	0.25	%(i)	0.23	%(g)	0.11	%(g)	0.01	%(g)
Portfolio turnover rate	36	%(e)	90%		154%		69%		85%		62%
Net assets, end of period (000s)	$727		$955		$1,071		$3,654		$8,445		$13,513

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund’s total return.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	The benefits derived from expense reductions had an impact of 0.02%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia World Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$10.60		$7.07		$12.56		$14.84		$13.56		$11.47

Income from Investment Operations:
Net investment income (loss) (a)	0.01		(0.03)		0.02		0.03		—	(b)	—	(b)
Net realized and unrealized gain (loss) on capital gain distributions received from affiliated investments, investments, foreign currency and written options	0.20		3.67		(5.41)		(0.77)		1.89		2.09

Total from investment operations	0.21		3.64		(5.39)		(0.74)		1.89		2.09

Less Distributions to Shareholders:
From net investment income	—		(0.13)		—		(0.11)		(0.04)		—
From net realized gains	—		—		(0.11)		(1.43)		(0.57)		—

Total distributions to shareholders	—		(0.13)		(0.11)		(1.54)		(0.61)		—

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Increase from regulatory settlements	—		0.02		0.01		—		—		—

Net Asset Value, End of Period	$10.81		$10.60		$7.07		$12.56		$14.84		$13.56
Total return (c)	1.98	%(d)(e)	51.92	%(d)	(43.25	)%(d)	(6.12	)%(f)	14.19%		18.22	%(d)

Ratios to Average Net Assets/Supplemental Data:
Net expenses	2.15	%(g)(h)	2.15	%(g)	2.33	%(i)	2.15	%(g)	2.22	%(g)	2.26	%(g)
Waiver/Reimbursement	0.30	%(h)	0.36%		0.06%		—		—		0.03%
Net investment income (loss)	0.28	%(g)(h)	(0.29	)%(g)	0.15	%(i)	0.21	%(g)	0.02	%(g)	—	%(g)(j)
Portfolio turnover rate	36	%(e)	90%		154%		69%		85%		62%
Net assets, end of period (000s)	$773		$884		$550		$987		$1,144		$1,287

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund’s total return.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	The benefits derived from expense reductions had an impact of 0.02%.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Columbia World Equity Fund

September 30, 2010 (Unaudited)

Note 1. Organization

Columbia World Equity Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks long-term capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers three classes of shares: Class A, Class B and Class C. Each share class has its own expense structure and sales charges, as applicable. The Fund no longer accepts investments in Class B shares by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge (“CDSC”) of 1.00% based upon the holding period after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and, except as noted in Note 12, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market

17

Columbia World Equity Fund

September 30, 2010 (Unaudited)

quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

The Fund may invest in derivative instruments. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

18

Columbia World Equity Fund

September 30, 2010 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2010 was as follows:

March 31, 2010
Distributions paid from:
Ordinary Income*	$1,041,286

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$9,676,696
Unrealized depreciation	(645,506)

Net unrealized appreciation	$9,031,190

The following capital loss carryforwards, determined as of March 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2017	$7,698,220
2018	8,274,890

Total	$15,973,110

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of

19

Columbia World Equity Fund

September 30, 2010 (Unaudited)

being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. (“Ameriprise Financial”) acquired a portion of the asset management business of Columbia Management Group, LLC (the “Transaction”), including the business of managing the Fund. In connection with the closing of the Transaction (the “Closing”), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Fund and subsequently changed its name to Columbia Management Investment Advisers, LLC (the “New Advisor”). The New Advisor receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.40%
Over $1 billion	0.35%

The New Advisor has voluntarily agreed to waive its investment advisory fee charged to the Fund on its assets that are invested in Columbia Greater China Fund, Columbia Emerging Markets Fund and Columbia Convertible Securities Fund. For the six month period ended September 30, 2010, investment advisory fees of $5,356 were waived for the Fund. The New Advisor, in its discretion, may revise or discontinue this arrangement at any time.

Prior to the Closing, Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provided investment advisory services to the Fund under the same fee structure.

For the six month period ended September 30, 2010, the Fund’s annualized effective investment advisory fee rate, net of fee waivers, was 0.38% of the Fund’s average daily net assets.

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Fund under a new Administrative Services Agreement (the “Administrative Agreement”). Under the Administrative Agreement, the New Advisor provides administrative and other services to the Fund, including services previously performed under the Pricing and Bookkeeping Oversight and Services Agreement discussed below. The New Advisor receives a monthly administration fee at the annual rate of 0.25% of the Fund’s average daily net assets. The New Advisor has voluntarily agreed to waive its administration fee charged to the Fund on its assets that are invested in Columbia Greater China Fund, Columbia Emerging Markets Fund and Columbia Convertible Securities Fund. The New Advisor, in its discretion, may revise or discontinue this arrangement at any time. Prior to the Closing, Columbia provided administrative services to the Fund at the same fee rates. For the six month period ended September 30, 2010, administration fees of $3,347 were waived for the Fund.

For the six month period ended September 30, 2010, the Fund’s annualized effective administration fee was 0.24% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Prior to the Closing, the Fund entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank and Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Upon the Closing, Columbia assigned and delegated its rights and obligations under the State Street Agreements to the New Advisor. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets

20

Columbia World Equity Fund

September 30, 2010 (Unaudited)

of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Also prior to the Closing, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund’s portfolio securities, incurred by Columbia in the performance of services under the Services Agreement. These services are now provided under the Administrative Agreement discussed above.

Transfer Agent Fee

In connection with the Closing, RiverSource Service Corporation, a wholly owned subsidiary of Ameriprise Financial, became the transfer agent of the Fund and subsequently changed its name to Columbia Management Investment Services Corp. (the “New Transfer Agent”). The New Transfer Agent has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The New Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the New Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The New Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The New Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the New Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the New Transfer Agent maintains in connection with its services to the Fund. The New Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to the Closing, Columbia Management Services, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and contracted with BFDS to serve as sub-transfer agent, under the same fee structure.

For the six month period ended September 30, 2010, the Fund’s annualized effective transfer agent fee rate for each class was 0.30% of the Fund’s average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2010, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Fund and subsequently changed its name to Columbia Management Investment Distributors, Inc. (the “New Distributor”).

For the six month period ended September 30, 2010, initial sales charges paid by shareholders on the purchase of Class A shares amounted to $713 and net CDSC fees paid by shareholders on certain redemptions of Class A, Class B and Class C shares amounted to $81, $361 and $297, respectively.

The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) which require the payment of a monthly service fee to the New Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the New Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the New Distributor for amounts paid by the New Distributor to dealers who sold such shares.

21

Columbia World Equity Fund

September 30, 2010 (Unaudited)

Prior to the Closing, Columbia Management Distributors, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the principal underwriter of the Fund’s shares. There were no changes to the underwriting discount structure of the Fund or the service or distribution fee rates paid by the Fund as a result of the Transaction.

Fee Waivers and Expense Reimbursements

Effective May 1, 2010, the New Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.15% of the Fund’s average daily net assets on an annualized basis. This arrangement may be modified or terminated by the New Advisor at any time. Prior to May 1, 2010, Columbia voluntarily reimbursed a portion of the Fund’s expenses in the same manner.

Fees Paid to Officers and Trustees

In connection with the Closing, all officers of the Fund are employees of the New Advisor or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year. Prior to the Closing, the Fund paid its pro-rata share of the expenses for the Chief Compliance Officer under the same fee structure.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended September 30, 2010, these custody credits reduced total expenses by $6 for the Fund.

Note 6. Objectives and Strategies for Investing in Derivative Instruments

The Fund uses derivatives instruments including options and forward foreign currency exchange contracts in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for the use of derivatives do not work as intended, the Fund may not achieve its investment objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks:

Equity risk: Equity risk relates to change in value of equity securities such as common stocks due to general market conditions such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

Foreign exchange rate risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign-currency-denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

The following provides more detailed information about each derivative type held by the Fund:

Forward Foreign Currency Exchange Contracts — The Fund entered into forward foreign currency exchange contracts for the purpose of shifting foreign currency exposure back to U.S. dollars.

The Fund entered into forward foreign currency exchange contracts to shift its investment exposure from one currency to another.

22

Columbia World Equity Fund

September 30, 2010 (Unaudited)

The Fund used forward contracts to shift its U.S. dollar exposure in order to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio.

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

During the six month period ended September 30, 2010, the Fund entered into 122 forward foreign currency exchange contracts.

Options — The Fund had written covered call options to decrease the Fund’s exposure to equity risk and to increase return on instruments. Written covered call options become more valuable as the price of the underlying instruments depreciates relative to the strike price.

Writing put options tends to increase the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund identifies within its portfolio of investments cash or liquid portfolio securities equal to the amount of the written options contract commitment.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the amounts paid (call) or offset against the proceeds (put) on the underlying security to determine the realized gain or loss. If the Fund enters into a closing transaction, the Fund will realize a gain or loss, depending on whether the proceeds from the closing transaction are greater or less than the cost of the option.

During the six month period ended September 30, 2010, the Fund entered into 901 written options contracts.

The following table is a summary of the value of the Fund’s derivative instruments as of September 30, 2010.

Fair Value of Derivative Instruments
Statement of Assets and Liabilities
Asset	Fair Value	Liability	Fair Value
		Written Options	$9,205
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$355,975	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	186,649

23

Columbia World Equity Fund

September 30, 2010 (Unaudited)

The effect of derivative instruments on the Fund’s Statement of Operations for the six month period ended September 30, 2010:

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Written Options	Equity	$7,868	$4,846
Forward Foreign Currency Exchange Contracts	Foreign Exchange Rate	(92,343)	298,906

Note 7. Portfolio Information

For the six month period ended September 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $17,781,857 and $18,856,076, respectively.

Note 8. Redemption Fees

Effective March 1, 2010, the Fund no longer assesses a 2.00% redemption fee on the proceeds from Fund shares that are redeemed within 60 days of purchase. The redemption fee was designed to offset brokerage commissions and other costs associated with short term trading of fund shares. The redemption fees, which were retained by the Fund, were accounted for as an addition to paid-in capital and were allocated to each class based on the relative net assets at the time of the redemption. For the year ended March 31, 2010, the redemption fees for Class A, Class B and Class C shares of the Fund amounted to $696, $16 and $11, respectively.

Note 9. Regulatory Settlements

As of March 31, 2010, the Fund was entitled to receive payments of $81,783 relating to certain regulatory settlements the Fund had participated in during the year. The payments have been included in “Increase from regulatory settlements” on the Statement of Changes in Net Assets.

Note 10. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2010, the Fund did not borrow under these arrangements.

Note 11. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The

24

Columbia World Equity Fund

September 30, 2010 (Unaudited)

plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 12. Subsequent Events

The Board of Trustees has approved a proposal to merge the Fund into Columbia Global Equity Fund (formerly known as Threadneedle Global Equity Fund). Shareholders of the Fund will vote on the proposed merger at a Special Meeting of Shareholders scheduled to be held during the first half of 2011.

25

Columbia World Equity Fund

September 30, 2010 (Unaudited)

Effective October 14, 2010, the line of credit disclosed in Note 10 was extended. Interest on the $280,000,000 committed, unsecured revolving line of credit provided by State Street will continue to be charged at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. The commitment fee has been decreased from 0.15% per annum to 0.125% per annum and will continue to be accrued and apportioned among the participating funds pro rata based on their relative net assets.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia World Equity Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, MA 02110

29

Columbia World Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1210 A (11/10)

Columbia U.S. Treasury Index Fund

Semiannual Report for the Period Ended September 30, 2010

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

■

A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

■

A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia U.S. Treasury Index Fund

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		I	Z
Inception	11/25/02		11/25/02		11/25/02		09/27/10	06/04/91
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	7.17	2.12	6.77	1.77	6.85	5.85	n/a	7.40
1-year	6.77	1.65	5.98	0.98	6.13	5.13	n/a	7.03
5-year	5.71	4.68	4.92	4.59	5.08	5.08	n/a	5.97
10-year/Life	5.69	5.17	5.07	5.07	5.19	5.19	0.02	5.89

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class I and Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class I and Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class I shares were initially offered by the fund on September 27, 2010.

Class A, Class B, Class C and Class Z share performance information includes returns of Trust shares of the Galaxy II U.S. Treasury Index Fund, the predecessor to the Fund and a series of the Galaxy Fund (the “Predecessor Fund”), for periods prior to November 25, 2002, the date on which Class A, Class B, Class C and Class Z shares were initially offered by the Fund. These returns shown for all share classes reflect any differences in sales charges, but have not been restated to reflect any differences in expenses between the Predecessor Fund share class and the newer share classes. If differences in expenses had been reflected, the returns shown for periods prior to November 25, 2002 would be lower for Class A, Class B and Class C shares.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+7.17% Class A shares (without sales charge)

+7.42% Citigroup Bond U.S. Treasury Index[1]

Net asset value per share

As of 09/30/10 ($)

Class A	11.76
Class B	11.76
Class C	11.76
Class I	11.76
Class Z	11.76

Distributions declared per share

04/01/10 - 09/30/10 ($)

Class A	0.15
Class B	0.11
Class C	0.12
Class I	0.00	*
Class Z	0.17
*	Rounds to less than $0.01.
[1]

The Citigroup Bond U.S. Treasury Index is composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia U.S. Treasury Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,071.70		1,022.81	2.34		2.28	0.45
Class B	1,000.00	1,000.00	1,067.70		1,019.05	6.22		6.07	1.20
Class C	1,000.00	1,000.00	1,068.50		1,019.80	5.44		5.32	1.05
Class I	1,000.00	1,000.00	1,000.20	*	1,024.07	0.02	*	1.01	0.20
Class Z	1,000.00	1,000.00	1,074.00		1,024.07	1.04		1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* For the period September 27, 2010 through September 30, 2010. Class I shares commenced operations on September 27, 2010.

2

Investment Portfolio – Columbia U.S. Treasury Index Fund

September 30, 2010 (Unaudited)

Government & Agency Obligations – 99.0%

	Par ($)	Value ($)
U.S. Treasury Bonds – 18.4%
3.500% 05/15/20	5,380,000	5,839,829
3.500% 02/15/39 (a)	4,035,000	3,903,862
3.875% 08/15/40	2,085,000	2,155,369
4.375% 11/15/39 (a)	3,355,000	3,763,891
4.375% 05/15/40 (a)	3,270,000	3,672,635
4.500% 02/15/36 (a)	1,545,000	1,776,509
4.500% 05/15/38 (a)	3,750,000	4,313,085
4.500% 08/15/39 (a)	3,640,000	4,167,800
4.625% 02/15/40 (a)	3,045,000	3,557,894
5.500% 08/15/28 (a)	2,370,000	3,073,963
6.000% 02/15/26 (a)	800,000	1,080,250
6.125% 08/15/29 (a)	3,985,000	5,544,753
6.875% 08/15/25 (a)	1,960,000	2,847,511
7.250% 08/15/22	2,335,000	3,385,386
7.500% 11/15/16	4,020,000	5,382,716
7.625% 02/15/25 (a)	1,125,000	1,727,050
8.500% 02/15/20	2,110,000	3,184,781
11.250% 02/15/15 (a)	6,670,000	9,570,930

U.S. Treasury Bonds Total		68,948,214

U.S. Treasury Notes – 80.6%
0.375% 08/31/12 (a)	2,750,000	2,747,960
0.625% 06/30/12	3,550,000	3,564,413
0.625% 07/31/12 (a)	1,965,000	1,973,214
0.750% 11/30/11	11,160,000	11,216,235
0.750% 08/15/13	2,375,000	2,383,906
0.875% 01/31/12	4,355,000	4,386,304
1.000% 10/31/11 (a)	6,830,000	6,880,959
1.000% 03/31/12 (a)	3,745,000	3,782,001
1.000% 04/30/12	3,580,000	3,616,086
1.000% 07/15/13	1,285,000	1,299,058
1.125% 01/15/12 (a)	3,615,000	3,652,278
1.125% 06/15/13	4,430,000	4,492,995
1.375% 05/15/12	8,840,000	8,983,305
1.375% 09/15/12	5,985,000	6,095,112
1.375% 02/15/13 (a)	6,355,000	6,482,596
1.500% 07/15/12	10,350,000	10,559,422
1.750% 04/15/13 (a)	8,245,000	8,494,246
1.750% 07/31/15 (a)	2,675,000	2,739,361
1.875% 06/15/12 (a)	6,475,000	6,641,174
1.875% 02/28/14	2,995,000	3,104,740
1.875% 04/30/14	10,705,000	11,100,582
1.875% 06/30/15	3,805,000	3,920,935
2.125% 05/31/15 (a)	1,845,000	1,923,560
2.250% 01/31/15 (a)	9,900,000	10,388,812
2.375% 09/30/14	5,285,000	5,578,154
2.375% 10/31/14 (a)	9,630,000	10,164,166
2.375% 02/28/15	2,785,000	2,937,729
2.375% 07/31/17 (a)	2,070,000	2,137,275

	Par ($)	Value ($)
2.500% 03/31/13 (a)	7,240,000	7,600,306
2.500% 06/30/17	1,945,000	2,026,447
2.625% 06/30/14	10,370,000	11,039,995
2.625% 04/30/16	10,325,000	10,951,758
2.625% 08/15/20 (a)	3,205,000	3,235,047
2.750% 05/31/17	2,765,000	2,925,069
2.750% 02/15/19 (a)	3,435,000	3,563,545
3.000% 08/31/16	5,295,000	5,711,981
3.125% 09/30/13	2,155,000	2,313,259
3.125% 01/31/17 (a)	2,210,000	2,394,743
3.125% 04/30/17 (a)	3,100,000	3,354,538
3.125% 05/15/19 (a)	2,480,000	2,635,193
3.250% 12/31/16	2,805,000	3,061,175
3.375% 11/15/19 (a)	7,730,000	8,327,266
3.500% 02/15/18	12,350,000	13,639,031
3.625% 08/15/19 (a)	3,640,000	4,002,864
3.625% 02/15/20 (a)	4,600,000	5,045,266
3.875% 02/15/13	6,490,000	7,015,288
3.875% 05/15/18 (a)	5,425,000	6,125,161
4.000% 02/15/15	7,195,000	8,090,439
4.000% 08/15/18	7,905,000	8,989,471
4.250% 09/30/12	1,080,000	1,162,434
4.500% 04/30/12	6,285,000	6,698,434
4.500% 02/15/16	5,115,000	5,934,995
4.750% 05/31/12	3,145,000	3,373,748
4.750% 05/15/14 (a)	7,150,000	8,159,938
6.625% 02/15/27	2,250,000	3,247,031
7.875% 02/15/21	720,000	1,066,838

U.S. Treasury Notes Total		302,937,838

Total Government & Agency Obligations (cost of $350,815,066)		371,886,052

Securities Lending Collateral – 27.1%
	Shares
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.373%) (b)	101,568,076	101,568,076

Total Securities Lending Collateral (cost of $101,568,076)		101,568,076

See Accompanying Notes to Financial Statements.

3

Columbia U.S. Treasury Index Fund

September 30, 2010 (Unaudited)

Short-Term Obligation – 0.5%

	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10 due 10/01/10 at 0.220%, collateralized by a U.S. Treasury obligation maturing 08/15/19, market value $1,892,000 (repurchase proceeds $1,851,011)	1,851,000	1,851,000

Total Short-Term Obligation (cost of $1,851,000)		1,851,000

Total Investments – 126.6% (cost of $454,234,142) (c)		475,305,128

Obligation to Return Collateral for Securities Loaned – (27.1)%		(101,568,076)

Other Assets & Liabilities, Net – 0.5%		1,848,065

Net Assets – 100.0%		375,585,117

Notes to Investment Portfolio:

(a)	All or a portion of this security was on loan at September 30, 2010. The total market value of securities on loan at September 30, 2010 is $97,432,595.

(b)	Investment made with cash collateral received from securities lending activity.

(c)	Cost for federal income tax purposes is $454,730,759.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$371,886,052	$—	$—	$371,886,052

Total Securities Lending Collateral	101,568,076	—	—	101,568,076

Total Short-Term Obligation	—	1,851,000	—	1,851,000

Total Investments	$473,454,128	$1,851,000	$—	$475,305,128

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the Fund held investments in the following:

Holdings by Revenue Source	% of Net Assets
U.S Treasury Notes	80.6
U.S Treasury Bonds	18.4

99.0
Securities Lending Collateral	27.1
Short-Term Obligation	0.5
Obligation to Return Collateral for Securities Loaned	(27.1)
Other Assets & Liabilities, Net	0.5

100.0

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – Columbia U.S. Treasury Index Fund

September 30, 2010 (Unaudited)

		($)
Assets	Investments, at cost	454,234,142

	Investments at value (including securities on loan of $97,432,595)	475,305,128
	Cash	108,968
	Receivable for:
	Investments sold	13,938,148
	Fund shares sold	676,761
	Interest	2,338,295
	Securities lending	6,408
	Expense reimbursement due from investment advisor	62,613
	Trustees’ deferred compensation plan	27,564

	Total Assets	492,463,885

Liabilities	Collateral on securities loaned	101,568,076
	Payable for:
	Investments purchased	13,770,934
	Fund shares repurchased	999,959
	Distributions	361,816
	Investment advisory fee	30,575
	Administration fee	91,725
	Trustees’ fees	37
	Distribution and service fees	27,653
	Trustees’ deferred compensation plan	27,564
	Other liabilities	429

	Total Liabilities	116,878,768

	Net Assets	375,585,117

Net Assets Consist of	Paid-in capital	348,967,416
	Overdistributed net investment income	(1,968,728)
	Accumulated net realized gain	7,515,443
	Net unrealized appreciation (depreciation) on investments	21,070,986

	Net Assets	375,585,117

Class A	Net assets	$49,224,409
	Shares outstanding	4,184,870
	Net asset value per share	$11.76	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($11.76/0.9525)	$12.35	(b)

Class B	Net assets	$5,382,686
	Shares outstanding	457,615
	Net asset value and offering price per share	$11.76	(a)

Class C	Net assets	$18,532,972
	Shares outstanding	1,575,587
	Net asset value and offering price per share	$11.76	(a)

Class I (c)	Net assets	$2,501
	Shares outstanding	213
	Net asset value, offering and redemption price per share	$11.76	(d)

Class Z	Net assets	$302,442,549
	Shares outstanding	25,712,350
	Net asset value, offering and redemption price per share	$11.76

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

(c)	Class I shares commenced operations on September 27, 2010.

(d)	Net asset value per share rounds to this amount due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

5

Statement of Operations – Columbia U.S. Treasury Index Fund

For the Six Months Ended September 30, 2010 (Unaudited)

		($)
Investment Income	Interest	4,725,498
	Securities lending	24,565

	Total Investment Income	4,750,063

Expenses	Investment advisory fee	184,406
	Administration fee	553,217
	Distribution fee:
	Class B	20,515
	Class C	71,381
	Service fee:
	Class A	60,246
	Class B	6,838
	Class C	23,795
	Trustees’ fees	15,531
	Other expenses	863

	Expenses before interest expense	936,792
	Interest expense	90

	Total Expenses	936,882

	Fees waived or expenses reimbursed by investment advisor	(385,208)
	Fees waived by distributor – Class C	(14,273)

	Net Expenses	537,401

	Net Investment Income	4,212,662

Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain on investments	7,908,660
	Net change in unrealized appreciation (depreciation) on investments	13,790,266

	Net Gain	21,698,926

	Net Increase Resulting from Operations	25,911,588

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – Columbia U.S. Treasury Index Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2010 ($)(a)(b)	Year Ended March 31, 2010 ($)
Operations	Net investment income	4,212,662	9,474,294
	Net realized gain on investments	7,908,660	3,023,496
	Net change in unrealized appreciation (depreciation) on investments	13,790,266	(18,819,863)

	Net increase (decrease) resulting from operations	25,911,588	(6,322,073)

Distributions to Shareholders	From net investment income:
	Class A	(582,736)	(1,809,403)
	Class B	(45,645)	(172,057)
	Class C	(172,921)	(598,810)
	Class I	(1)	—
	Class Z	(3,943,637)	(9,187,511)
	From net realized gains:
	Class A	(59,197)	(8,095)
	Class B	(6,802)	(985)
	Class C	(23,515)	(3,463)
	Class Z	(363,581)	(43,196)

	Total distributions to shareholders	(5,198,035)	(11,823,520)

	Net Capital Stock Transactions	(19,589,574)	(23,765,633)

	Total increase (decrease) in net assets	1,123,979	(41,911,226)

Net Assets	Beginning of period	374,461,138	416,372,364
	End of period	375,585,117	374,461,138
	Overdistributed net investment income at end of period	(1,968,728)	(1,436,450)

(a)	Class I shares commenced operations on September 27, 2010.
(b)	Class I shares reflect activity for the period September 27, 2010 through September 30, 2010.

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – Columbia U.S. Treasury Index Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended September 30, 2010(a)(b)		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,188,179	13,651,728	2,609,304	29,342,018
Distributions reinvested	37,519	432,260	118,760	1,337,514
Redemptions	(1,278,649)	(14,654,350)	(5,286,491)	(59,286,808)

Net decrease	(52,951)	(570,362)	(2,558,427)	(28,607,276)

Class B
Subscriptions	34,180	391,554	79,716	903,954
Distributions reinvested	3,656	42,028	13,425	151,199
Redemptions	(102,909)	(1,164,032)	(444,946)	(5,010,830)

Net decrease	(65,073)	(730,450)	(351,805)	(3,955,677)

Class C
Subscriptions	123,624	1,415,274	491,532	5,532,053
Distributions reinvested	13,137	151,178	42,325	476,675
Redemptions	(321,657)	(3,669,368)	(1,560,413)	(17,516,830)

Net decrease	(184,896)	(2,102,916)	(1,026,556)	(11,508,102)

Class I
Subscriptions	213	2,501	—	—

Net increase	213	2,501	—	—

Class Z
Subscriptions	3,641,601	41,734,480	15,215,394	170,416,067
Distributions reinvested	190,534	2,196,042	438,084	4,930,440
Redemptions	(5,288,994)	(60,118,869)	(13,798,165)	(155,041,085)

Net increase (decrease)	(1,456,859)	(16,188,347)	1,855,313	20,305,422

(a)	Class I shares commenced operations on September 27, 2010.

(b)	Class I shares reflect activity for the period September 27, 2010 through September 30, 2010.

See Accompanying Notes to Financial Statements.

8

Financial Highlights – Columbia U.S. Treasury Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010	2009		2008		2007	2006
Net Asset Value, Beginning of Period	$11.12		$11.64	$11.27		$10.53		$10.45	$10.72

Income from Investment Operations:
Net investment income (a)	0.12		0.27	0.33		0.43		0.42	0.39
Net realized and unrealized gain (loss) on investments	0.67		(0.45)	0.45		0.78		0.12	(0.24)

Total from investment operations	0.79		(0.18)	0.78		1.21		0.54	0.15

Less Distributions to Shareholders:
From net investment income	(0.14)		(0.34)	(0.41)		(0.47)		(0.46)	(0.42)
From net realized gains	(0.01)		— (b)	—		—		—	—

Total distributions to shareholders	(0.15)		(0.34)	(0.41)		(0.47)		(0.46)	(0.42)

Net Asset Value, End of Period	$11.76		$11.12	$11.64		$11.27		$10.53	$10.45
Total return (c)(d)	7.17	%(e)	(1.53)%	7.13%		11.77	%(f)	5.30%	1.38%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.45	%(h)	0.48%	0.55	%(g)	0.57	%(g)	0.60%	0.63%
Interest expense (i)	—	%(h)	—%	—%		—%		—%	—%
Net expenses	0.45	%(h)	0.48%	0.55	%(g)	0.57	%(g)	0.60%	0.63%
Waiver/Reimbursement	0.21	%(h)	0.18%	0.11%		0.09%		0.06%	0.03%
Net investment income	2.13	%(h)	2.44%	2.91	%(g)	3.94	%(g)	4.05%	3.60%
Portfolio turnover rate	64	%(e)	118%	126%		47%		39%	36%
Net assets, end of period (000s)	$49,224		$47,105	$79,114		$17,817		$5,235	$3,208

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Columbia U.S. Treasury Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010	2009		2008		2007	2006
Net Asset Value, Beginning of Period	$11.12		$11.64	$11.27		$10.53		$10.45	$10.72

Income from Investment Operations:
Net investment income (a)	0.08		0.19	0.25		0.35		0.35	0.31
Net realized and unrealized gain (loss) on investments	0.67		(0.45)	0.45		0.78		0.11	(0.24)

Total from investment operations	0.75		(0.26)	0.70		1.13		0.46	0.07

Less Distributions to Shareholders:
From net investment income	(0.10)		(0.26)	(0.33)		(0.39)		(0.38)	(0.34)
From net realized gains	(0.01)		— (b)	—		—		—	—

Total distributions to shareholders	(0.11)		(0.26)	(0.33)		(0.39)		(0.38)	(0.34)

Net Asset Value, End of Period	$11.76		$11.12	$11.64		$11.27		$10.53	$10.45
Total return (c)(d)	6.77	%(e)	(2.26)%	6.32%		10.95	%(f)	4.52%	0.62%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.20	%(h)	1.23%	1.30	%(g)	1.32	%(g)	1.35%	1.38%
Interest expense (i)	—	%(h)	—%	—%		—%		—%	—%
Net expenses	1.20	%(h)	1.23%	1.30	%(g)	1.32	%(g)	1.35%	1.38%
Waiver/Reimbursement	0.21	%(h)	0.18%	0.11%		0.09%		0.06%	0.03%
Net investment income	1.38	%(h)	1.69%	2.19	%(g)	3.25	%(g)	3.31%	2.85%
Portfolio turnover rate	64	%(e)	118%	126%		47%		39%	36%
Net assets, end of period (000s)	$5,383		$5,810	$10,179		$3,610		$1,488	$1,615

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia U.S. Treasury Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010	2009		2008		2007	2006
Net Asset Value, Beginning of Period	$11.12		$11.64	$11.27		$10.53		$10.45	$10.72

Income from Investment Operations:
Net investment income (a)	0.09		0.21	0.26		0.36		0.36	0.32
Net realized and unrealized gain (loss) on investments	0.67		(0.46)	0.45		0.78		0.12	(0.23)

Total from investment operations	0.76		(0.25)	0.71		1.14		0.48	0.09

Less Distributions to Shareholders:
From net investment income	(0.11)		(0.27)	(0.34)		(0.40)		(0.40)	(0.36)
From net realized gains	(0.01)		— (b)	—		—		—	—

Total distributions to shareholders	(0.12)		(0.27)	(0.34)		(0.40)		(0.40)	(0.36)

Net Asset Value, End of Period	$11.76		$11.12	$11.64		$11.27		$10.53	$10.45
Total return (c)(d)	6.85	%(e)	(2.12)%	6.48%		11.09	%(f)	4.67%	0.77%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.05	%(h)	1.08%	1.15	%(g)	1.17	%(g)	1.20%	1.23%
Interest expense (i)	—	%(h)	—%	—%		—%		—%	—%
Net expenses	1.05	%(h)	1.08%	1.15	%(g)	1.17	%(g)	1.20%	1.23%
Waiver/Reimbursement	0.36	%(h)	0.33%	0.26%		0.24%		0.21%	0.18%
Net investment income	1.53	%(h)	1.83%	2.28	%(g)	3.30	%(g)	3.44%	3.01%
Portfolio turnover rate	64	%(e)	118%	126%		47%		39%	36%
Net assets, end of period (000s)	$18,533		$19,568	$32,440		$6,702		$973	$1,060

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia U.S. Treasury Index Fund

Selected data for a share outstanding throughout the period is as follows:

Class I Shares	(Unaudited) Period Ended September 30, 2010(a)
Net Asset Value, Beginning of Period	$11.76

Income from Investment Operations:
Net investment income (b)(c)	—
Net realized and unrealized gain on investments (c)	—

Total from investment operations (c)	—

Less Distributions to Shareholders:
From net investment income	— (c)

Net Asset Value, End of Period	$11.76
Total return (d)(e)(f)	0.02%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.20%
Interest expense (g)(h)	—%
Net expenses (g)	0.20%
Waiver/Reimbursement (g)	0.21%
Net investment income (g)	2.33%
Portfolio turnover rate (f)	64%
Net assets, end of period (000s)	$3

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia U.S. Treasury Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010	2009		2008		2007	2006
Net Asset Value, Beginning of Period	$11.11		$11.64	$11.27		$10.53		$10.45	$10.72

Income from Investment Operations:
Net investment income (a)	0.14		0.30	0.37		0.46		0.45	0.41
Net realized and unrealized gain (loss) on investments	0.68		(0.46)	0.44		0.77		0.12	(0.23)

Total from investment operations	0.82		(0.16)	0.81		1.23		0.57	0.18

Less Distributions to Shareholders:
From net investment income	(0.16)		(0.37)	(0.44)		(0.49)		(0.49)	(0.45)
From net realized gains	(0.01)		— (b)	—		—		—	—

Total distributions to shareholders	(0.17)		(0.37)	(0.44)		(0.49)		(0.49)	(0.45)

Net Asset Value, End of Period	$11.76		$11.11	$11.64		$11.27		$10.53	$10.45
Total return (c)(d)	7.40	%(e)	(1.38)%	7.40%		12.04	%(f)	5.53%	1.62%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.20	%(h)	0.23%	0.30	%(g)	0.33	%(g)	0.38%	0.39%
Interest expense (i)	—	%(h)	—%	—%		—%		—%	—%
Net expenses	0.20	%(h)	0.23%	0.30	%(g)	0.33	%(g)	0.38%	0.39%
Waiver/Reimbursement	0.21	%(h)	0.18%	0.11%		0.09%		0.07%	0.04%
Net investment income	2.38	%(h)	2.64%	3.31	%(g)	4.24	%(g)	4.28%	3.83%
Portfolio turnover rate	64	%(e)	118%	126%		47%		39%	36%
Net assets, end of period (000s)	$302,443		$301,978	$294,640		$284,271		$138,132	$136,609

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Notes to Financial Statements – Columbia U.S. Treasury Index Fund

September 30, 2010 (Unaudited)

Note 1. Organization

Columbia U.S. Treasury Index Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”) is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers five classes of shares: Class A, Class B, Class C, Class I and Class Z. Effective September 27, 2010, Class I shares of the Fund commenced operations. Each share class has its own expense structure and sales charges, as applicable.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge (“CDSC”) of 1.00% based upon the holding period after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class I and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class I and Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and, except as disclosed in Note 10, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when

14

Columbia U.S. Treasury Index Fund

September 30, 2010 (Unaudited)

market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The

15

Columbia U.S. Treasury Index Fund

September 30, 2010 (Unaudited)

Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2010 was as follows:

March 31, 2010
Distributions paid from:
Ordinary Income*	$11,767,781
Long-Term Capital Gains	55,739

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$20,605,652
Unrealized depreciation	(31,283)

Net unrealized appreciation	$20,574,369

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. (“Ameriprise Financial”) acquired a portion of the asset management business of Columbia Management Group, LLC (the “Transaction”), including the business of managing the Fund. In connection with the closing of the Transaction (the “Closing”), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Fund and subsequently changed its name to Columbia Management Investment Advisers, LLC (the “New Advisor”). The New Advisor receives a monthly investment advisory fee at the annual rate of 0.10% of the Fund’s average daily net assets.

Prior to the Closing, Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provided investment advisory services to the Fund under the same fee structure.

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Fund under a new Administrative Services Agreement (the “Administrative Agreement”). Under the Administrative Agreement, the New Advisor provides administrative and other services to the Fund, including services previously performed under the Pricing and Bookkeeping Oversight and Services Agreement discussed below. The New Advisor, from the administration fee it receives from the Fund, pays all expenses of the Fund, except the fees and expenses of the Trustees who are not interested persons, distribution and service fees, brokerage fees and commissions, interest expense and extraordinary expenses. The New Advisor receives a monthly administration fee for its services as administrator at the annual rate of 0.30% of the average daily net assets of the Fund. Prior to the Closing, Columbia provided administrative services to the Fund at the same fee rates.

Underwriting Discounts, Service and Distribution Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Fund and

16

Columbia U.S. Treasury Index Fund

September 30, 2010 (Unaudited)

subsequently changed its name to Columbia Management Investment Distributors, Inc. (the “New Distributor”).

For the six month period ended September 30, 2010, initial sales charges paid by shareholders on the purchase of Class A shares amounted to $633 and net CDSC fees paid by shareholders on certain redemptions of Class B and Class C shares amounted to $2,516 and $2,586, respectively.

The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) which require the payment of a monthly service fee to the New Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the New Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The New Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fees do not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the New Distributor at any time.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the New Distributor for amounts paid by the New Distributor to dealers who sold such shares.

Prior to the Closing, Columbia Management Distributors, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the principal underwriter of the Fund’s shares. There were no changes to the underwriting discount structure of the Fund, the service or distribution fee rates paid by the Fund, or the distribution and service fee waivers for the Class C shares as a result of the Transaction.

Minimum Account Balance Fee

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six month period ended September 30, 2010, no minimum account balance fees were charged by the Fund.

Fee Waivers and Expense Reimbursements

Effective September 27, 2010, the New Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.45%, 1.20%, 1.20%, 0.20% and 0.20% of the Fund’s average daily net assets attributable to Class A, Class B and Class C, Class I and Class Z shares, respectively. This arrangement may be modified or terminated by the New Advisor at any time.

From May 1, 2010 to September 26, 2010, the New Advisor had voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.20% of the Fund’s average daily net assets on an annualized basis. Prior to May 1, 2010, Columbia voluntarily reimbursed a portion of the Fund’s expenses in the same manner.

Fees Paid to Officers and Trustees

In connection with the Closing, all officers of the Fund are employees of the New Advisor or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. Prior to the Closing, all officers of the Funds were employees of Columbia or its affiliates under the same fee structure.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Portfolio Information

For the six month period ended September 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $235,808,536 and $257,149,942, respectively, all of which were U.S. Government securities.

17

Columbia U.S. Treasury Index Fund

September 30, 2010 (Unaudited)

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2010, the average daily loan balance outstanding on days where borrowing existed was $2,200,000 at a weighted average interest rate of 1.480%.

Note 7. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Shareholder Concentration

As of September 30, 2010, two shareholder accounts owned 39.9% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise

18

Columbia U.S. Treasury Index Fund

September 30, 2010 (Unaudited)

Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 10. Subsequent Event

Effective October 14, 2010, the line of credit disclosed in Note 6 was extended. Interest on the $280,000,000 committed, unsecured revolving line of credit provided by State Street will continue to be charged at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. The commitment fee has been decreased from 0.15% per annum to 0.125% per annum and will continue to be accrued and apportioned among the participating funds pro rata based on their relative net assets.

19

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20

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia U.S. Treasury Index Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, MA 02110

21

Columbia U.S. Treasury Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1200 A (11/10)

Columbia Short-Intermediate Bond Fund

Semiannual Report for the Period Ended September 30, 2010

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

■

A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

■

A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Short-Intermediate Bond Fund

Average annual total return as of 09/30/10 (%)

Share class	A		C		Z
Inception	03/31/08		03/31/08		12/31/92
Sales charge	without	with	without	with	without
6-month (cumulative)	5.68	2.31	5.14	4.14	5.81
1-year	8.23	4.75	7.28	6.28	8.35
5-year	5.38	4.68	4.99	4.99	5.52
10-year	5.70	5.36	5.51	5.51	5.77

The “with sales charge” returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The fund commenced operations on March 31, 2008. Class A, Class C and Class Z share performance information includes returns of Shares class shares of Intermediate-Term Bond Fund, the predecessor to the fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods prior to March 31, 2008. The returns shown for all share classes reflect any differences in sales charges, but have not been restated to reflect any differences in expenses between the Predecessor Fund share class and the newer share classes. If differences in expenses had been reflected, the returns shown for periods prior to March 31, 2008 would be lower for Class A and Class C shares.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+5.68% Class A shares (without sales charge)

+5.81% Barclays Capital Intermediate Government/Credit Bond Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	7.58
Class C	7.58
Class Z	7.58

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.12
Class C	0.09
Class Z	0.13

[1]	The Barclays Capital Intermediate Government/Credit Bond Index tracks the performance of intermediate term U.S. government and corporate bonds.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia Short-Intermediate Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,056.80	1,021.06	4.12	4.05	0.80
Class C	1,000.00	1,000.00	1,051.40	1,017.30	7.97	7.84	1.55
Class Z	1,000.00	1,000.00	1,058.10	1,022.31	2.84	2.79	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia Short-Intermediate Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 44.9%

	Par ($)	Value ($)
Basic Materials – 1.7%
Chemicals – 0.9%
Dow Chemical Co.
8.550% 05/15/19	1,050,000	1,325,825

EI Du Pont de Nemours & Co.
6.000% 07/15/18	1,460,000	1,758,640

Chemicals Total		3,084,465

Iron/Steel – 0.8%
ArcelorMittal
9.850% 06/01/19	1,050,000	1,349,571

Nucor Corp.
5.850% 06/01/18	1,290,000	1,519,673

Iron/Steel Total		2,869,244

Basic Materials Total		5,953,709

Communications – 5.3%
Media – 3.1%
Comcast Cable Holdings LLC
9.800% 02/01/12	3,595,000	3,991,543

Comcast Corp.
5.150% 03/01/20	1,850,000	2,021,863

Historic TW, Inc.
9.150% 02/01/23	1,330,000	1,815,636

Time Warner Cable, Inc.
3.500% 02/01/15	530,000	556,303
6.550% 05/01/37	2,145,000	2,419,090

Media Total		10,804,435

Telecommunication Services – 2.2%
AT&T, Inc.
5.500% 02/01/18	1,750,000	2,029,748

Telefonica Emisiones SAU
0.775% 02/04/13 (11/04/10) (a)(b)	1,745,000	1,708,177
6.421% 06/20/16	1,125,000	1,318,578

Telefonos de Mexico SAB de CV
5.500% 01/27/15	2,150,000	2,390,854

Telecommunication Services Total		7,447,357

Communications Total		18,251,792

	Par ($)	Value ($)
Consumer Cyclical – 0.7%
Retail – 0.7%
CVS Caremark Corp.
6.125% 08/15/16	1,500,000	1,770,685

CVS Lease Pass-Through Trust
8.353% 07/10/31 (c)	588,210	728,999

Retail Total		2,499,684

Consumer Cyclical Total		2,499,684

Consumer Non-Cyclical – 2.3%
Food – 1.0%
Kraft Foods, Inc.
4.125% 02/09/16	2,105,000	2,276,978

SYSCO Corp.
4.200% 02/12/13	1,175,000	1,263,078

Food Total		3,540,056

Healthcare Services – 0.5%
WellPoint, Inc.
4.350% 08/15/20	1,705,000	1,767,233

Healthcare Services Total		1,767,233

Pharmaceuticals – 0.8%
Novartis Securities Investment Ltd.
5.125% 02/10/19	2,275,000	2,611,987

Pharmaceuticals Total		2,611,987

Consumer Non-Cyclical Total		7,919,276

Energy – 2.9%
Oil & Gas – 1.7%
Apache Corp.
5.250% 04/15/13	1,675,000	1,825,904

Hess Corp.
8.125% 02/15/19	950,000	1,249,078

Marathon Oil Corp.
7.500% 02/15/19	128,000	163,903

Petrobras International Finance Co.
5.750% 01/20/20	2,225,000	2,463,175

Oil & Gas Total		5,702,060

Oil & Gas Services – 1.2%
Baker Hughes, Inc.
7.500% 11/15/18	1,725,000	2,201,481

Smith International, Inc.
9.750% 03/15/19	1,470,000	2,107,263

Oil & Gas Services Total		4,308,744

Energy Total		10,010,804

See Accompanying Notes to Financial Statements.

3

Columbia Short-Intermediate Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Financials – 28.4%
Banks – 21.5%
American Express Bank FSB
0.386% 05/29/12 (10/29/10) (a)(b)	1,000,000	990,672

American Express Credit Corp.
5.875% 05/02/13	940,000	1,034,560

Barclays Bank PLC
5.125% 01/08/20	3,000,000	3,243,456

BNP Paribas
0.931% 04/08/13 (10/08/10) (a)(b)	1,485,000	1,477,640

BNP Paribas/BNP Paribas US Medium-Term Note Program LLC
2.125% 12/21/12	2,155,000	2,202,600

Citibank NA
1.625% 03/30/11 (d)	5,550,000	5,589,838

Citigroup, Inc.
6.375% 08/12/14	3,650,000	4,053,237

Comerica Bank
5.200% 08/22/17	1,305,000	1,392,810

Credit Suisse/New York NY
5.000% 05/15/13	1,225,000	1,334,555
6.000% 02/15/18	1,520,000	1,678,636

Deutsche Bank AG London
4.875% 05/20/13	2,730,000	2,965,506
6.000% 09/01/17	1,500,000	1,729,127

Goldman Sachs Group, Inc.
3.250% 06/15/12	2,505,000	2,618,937
6.000% 05/01/14	320,000	357,009
6.150% 04/01/18	1,855,000	2,057,586

JPMorgan Chase & Co.
5.150% 10/01/15	4,030,000	4,418,778
6.000% 01/15/18	1,395,000	1,593,061

JPMorgan Chase Capital XVIII
6.950% 08/17/36	380,000	389,756

JPMorgan Chase Capital XX
6.550% 09/29/36	840,000	851,760

JPMorgan Chase Capital XXII
6.450% 02/02/37	290,000	290,402

Keycorp
3.750% 08/13/15	1,385,000	1,413,120

Kreditanstalt Fuer Weideraufbau
1.875% 01/14/13	1,705,000	1,750,208

	Par ($)	Value ($)
Merrill Lynch & Co., Inc.
6.875% 04/25/18 (e)	1,075,000	1,205,823

Morgan Stanley
5.550% 04/27/17	1,760,000	1,864,980
5.950% 12/28/17	1,080,000	1,160,110
7.300% 05/13/19	325,000	373,809
4.900% 01/15/15	1,260,000	1,389,583

Nordea Bank Finland PLC/New York
0.827% 04/13/12 (10/13/10) (a)(b)	1,785,000	1,784,463

PNC Funding Corp.
5.125% 02/08/20	870,000	941,843

Regions Bank
3.250% 12/09/11 (d)	3,785,000	3,907,884

Republic New York Corp.
9.500% 04/15/14	2,700,000	3,218,819

Royal Bank of Canada
1.125% 01/15/14 (f)	1,730,000	1,721,302

Sovereign Bank
2.750% 01/17/12 (d)	1,945,000	2,002,732

UBS AG/Stamford CT
2.250% 08/12/13	1,730,000	1,747,516

US Bank NA/Cincinnati OH
0.806% 10/14/14 (10/14/10) (a)(b)	2,535,000	2,498,341

Wachovia Corp.
5.500% 05/01/13	2,940,000	3,231,633
5.750% 02/01/18	1,760,000	2,005,661

Westpac Banking Corp.
4.875% 11/19/19	1,525,000	1,634,882

Banks Total		74,122,635

Diversified Financial Services – 3.7%
Capital One Financial Corp.
6.750% 09/15/17	1,630,000	1,959,089

General Electric Capital Corp.
5.500% 01/08/20	3,825,000	4,184,198

John Deere Capital Corp., MTN
5.650% 07/25/11	3,080,000	3,206,379

Lehman Brothers Holdings, Inc.
4.250% 01/27/10 (g)	2,960,000	654,900
5.625% 01/24/13 (g)	1,750,000	402,500

PACCAR Financial Corp.
0.708% 04/05/13 (10/05/10) (a)(b)	2,360,000	2,362,924

Diversified Financial Services Total		12,769,990

See Accompanying Notes to Financial Statements.

4

Columbia Short-Intermediate Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Financials (continued)
Insurance – 2.6%
Berkshire Hathaway Finance Corp.
0.652% 01/13/12 (10/13/10) (a)(b)	1,440,000	1,440,626

Berkshire Hathaway, Inc.
0.834% 02/11/13 (11/12/10) (a)(b)	1,500,000	1,507,293

CNA Financial Corp.
7.350% 11/15/19	935,000	1,051,251

MetLife, Inc.
7.717% 02/15/19	1,660,000	2,112,680

New York Life Global Funding
4.650% 05/09/13 (c)	2,000,000	2,166,098

Prudential Financial, Inc.
7.375% 06/15/19	480,000	584,712

Insurance Total		8,862,660

Real Estate Investment Trusts (REITs) – 0.6%
Duke Realty LP
8.250% 08/15/19	1,540,000	1,823,805

Real Estate Investment Trusts (REITs) Total		1,823,805

Financials Total		97,579,090

Industrials – 0.8%
Aerospace & Defense – 0.4%
McDonnell Douglas Corp.
9.750% 04/01/12	1,190,000	1,342,728

Aerospace & Defense Total		1,342,728

Transportation – 0.4%
Norfolk Southern Corp.
5.750% 04/01/18	1,105,000	1,293,964

Transportation Total		1,293,964

Industrials Total		2,636,692

Technology – 0.5%
Computers – 0.5%
Hewlett-Packard Co.
0.418% 09/13/12 (12/13/10) (a)(b)	1,710,000	1,707,213

Computers Total		1,707,213

Technology Total		1,707,213

	Par ($)	Value ($)
Utilities – 2.3%
Electric – 2.3%
Columbus Southern Power Co.
0.692% 03/16/12 (12/16/10) (a)(b)	1,895,000	1,899,218
Dominion Resources, Inc./VA
5.200% 08/15/19	335,000	383,074

Southern Co.
5.300% 01/15/12	2,050,000	2,159,884

Virginia Electric Power
5.100% 11/30/12	3,140,000	3,416,003

Electric Total		7,858,179

Utilities Total		7,858,179

Total Corporate Fixed-Income Bonds & Notes (cost of $145,433,248)		154,416,439

Commercial Mortgage-Backed Securities – 23.0%
Bear Stearns Commercial Mortgage Securities
5.700% 06/13/50	3,340,000	3,594,268
6.480% 02/15/35	377,904	383,146

Commercial Mortgage Asset Trust
7.230% 01/17/32 (a)	2,000,000	2,236,735
7.800% 11/17/32 (10/11/10) (a)(b)	3,556,000	4,053,183

Credit Suisse First Boston Mortgage Securities Corp.
4.801% 03/15/36	3,490,000	3,731,127

Greenwich Capital Commercial Funding Corp.
5.317% 06/10/36 (10/01/10) (a)(b)	4,590,000	5,030,675
6.080% 07/10/38 (10/01/10) (a)(b)	2,600,000	2,848,726

GS Mortgage Securities Corp. II
4.751% 07/10/39	3,575,000	3,844,093

JPMorgan Chase Commercial Mortgage Securities Corp.
4.985% 01/12/37	1,765,000	1,876,944
5.440% 06/12/47	730,000	765,178
5.790% 06/12/43 (10/01/10) (a)(b)	2,501,000	2,724,689
6.162% 05/12/34	1,855,000	1,960,370

LB-UBS Commercial Mortgage Trust
4.166% 05/15/32	3,525,000	3,723,344
6.653% 11/15/27	3,529,155	3,579,774

See Accompanying Notes to Financial Statements.

5

Columbia Short-Intermediate Bond Fund

September 30, 2010 (Unaudited)

Commercial Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
Morgan Stanley Dean Witter Capital I
4.740% 11/13/36	3,085,000	3,264,687
4.920% 03/12/35	750,000	801,043
5.080% 09/15/37	5,550,000	5,879,694
6.390% 07/15/33	773,259	794,523
Nomura Asset Securities Corp.
7.867% 03/15/30 (10/11/10) (a)(b)	4,025,000	4,494,345

Salomon Brothers Mortgage Securities VII
4.865% 03/18/36	3,320,000	3,483,806

Wachovia Bank Commercial Mortgage Trust
5.001% 07/15/41	736,671	749,098
5.012% 12/15/35 (a)	1,655,000	1,794,651
5.037% 03/15/42	918,308	969,900
5.087% 07/15/42 (10/01/10) (a)(b)	4,267,000	4,368,236
5.110% 07/15/42 (10/01/10) (a)(b)	6,150,000	6,397,557
5.230% 07/15/41 (10/01/10) (a)(b)	4,775,000	4,882,868
5.437% 12/15/44 (10/01/10) (a)(b)	1,000,000	1,092,942

Total Commercial Mortgage-Backed Securities (cost of $76,137,683)		79,325,602

Government & Agency Obligations – 19.6%
U.S. Government Obligations – 19.6%
Israel Government AID Bond
(h) 05/15/18	8,355,000	6,847,290

Resolution Funding Corp. Interest STRIPS
(h) 10/15/17	3,209,000	2,716,207

U.S. Treasury Inflation Indexed Notes
1.625% 01/15/18	4,152,154	4,504,763

U.S. Treasury Notes
2.750% 05/31/17	9,805,000	10,372,621
3.125% 01/31/17	27,750,000	30,069,733
3.375% 11/15/19	9,720,000	10,471,026

U.S. Treasury STRIPS Coupon
(h) 11/15/17	3,020,000	2,600,292

U.S. Government Obligations Total		67,581,932

Total Government & Agency Obligations (cost of $62,303,648)		67,581,932

Collateralized Mortgage Obligations – 6.1%

	Par ($)	Value ($)
Agency – 6.1%
Federal Home Loan Mortgage Corp.
4.375% 04/15/15	798,657	813,444

Government National Mortgage Association
4.478% 08/16/32	2,925,000	3,047,172
4.667% 09/16/25	2,800,000	2,950,514
5.183% 05/16/28 (10/01/10) (a)(b)	10,355,000	11,430,307
5.250% 07/16/29 (10/01/10) (a)(b)	2,659,218	2,802,059

Agency Total		21,043,496

Total Collateralized Mortgage Obligations (cost of $19,547,049)		21,043,496

Asset-Backed Securities – 2.0%
Capital One Multi-Asset Execution Trust
4.700% 06/15/15	2,665,000	2,852,766

Ford Credit Auto Owner Trust
1.320% 06/15/14	1,910,000	1,929,598

USAA Auto Owner Trust
5.070% 06/15/13	2,162,677	2,207,739

Total Asset-Backed Securities (cost of $6,701,450)		6,990,103

Municipal Bonds – 0.6%
California – 0.1%
CA State
Series 2009, 5.250% 04/01/14	305,000	324,316

California Total		324,316

Maryland – 0.5%
MD State
Series 2010 A, 4.200% 03/01/21	1,720,000	1,832,058

Maryland Total		1,832,058

Total Municipal Bonds (cost of $2,076,949)		2,156,374

Mortgage-Backed Securities – 0.4%
Federal National Mortgage Association
4.680% 12/01/12	1,196,690	1,270,698

See Accompanying Notes to Financial Statements.

6

Columbia Short-Intermediate Bond Fund

September 30, 2010 (Unaudited)

Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
Government National Mortgage Association
8.000% 05/15/23	1,213	1,415
8.500% 01/15/17	7,675	8,631
8.500% 04/15/17	5,049	5,134

Total Mortgage-Backed Securities (cost of $1,251,613)		1,285,878

Short-Term Obligation – 3.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 01/07/14, market value $12,639,638 (repurchase proceeds $12,388,079)	12,388,000	12,388,000

Total Short-Term Obligation (cost of $12,388,000)		12,388,000

Total Investments – 100.2% (cost of $325,839,640)(i)		345,187,824

Other Assets & Liabilities, Net – (0.2)%		(770,789)

Net Assets – 100.0%		344,417,035

Notes to Investment Portfolio:

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(b)	Parenthetical date represents the next interest rate reset date for the security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities, which are not illiquid, amounted to $2,895,097, which represents 0.8% of net assets.

(d)	Security is guaranteed by the Federal Deposit Insurance Corporation.

(e)	Investments in affiliates during the six months ended September 30, 2010:

Affiliate	Value, Beginning of Period	Purchases	Sales Proceeds	Interest Income	Value, End of Period
Merrill Lynch & Co., Inc., 6.875% 04/25/18*	$1,158,494	$—	$—	$36,953	$—

*	As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects the activity for the period April 1, 2010 through April 30, 2010.

(f)	Security purchased on a delayed delivery basis.

(g)	The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. At September 30, 2010, the value of these securities amounted to $1,057,400, which represents 0.3% of net assets.

(h)	Zero coupon bond.

(i)	Cost for federal income tax purposes is $325,839,640.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Corporate Fixed-Income Bonds & Notes	$—	$154,416,439	$—	$154,416,439

Total Commercial Mortgage-Backed Securities	—	79,325,602	—	79,325,602

Total Government & Agency Obligations	58,018,435	9,563,497	—	67,581,932

Total Collateralized Mortgage Obligations	—	21,043,496	—	21,043,496

Total Asset-Backed Securities	—	6,990,103	—	6,990,103

Total Municipal Bonds	—	2,156,374	—	2,156,374

Total Mortgage-Backed Securities	—	1,285,878	—	1,285,878

Total Short-Term Obligation	—	12,388,000	—	12,388,000

Total Investments	$58,018,435	$287,169,389	$—	$345,187,824

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financials assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	44.9
Commercial Mortgage-Backed Securities	23.0
Government & Agency Obligation	19.6
Collateralized Mortgage Obligations	6.1
Asset-Backed Securities	2.0
Municipal Bonds	0.6
Mortgage-Backed Securities	0.4

96.6
Short-Term Obligation	3.6
Other Assets & Liabilities, Net	(0.2)

100.0

Acronym	Name
AID	U.S. Agency for International Development
MTN	Medium-Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – Columbia Short-Intermediate Bond Fund

September 30, 2010 (Unaudited)

		($)
Assets
	Investments, at identified cost	325,839,640

	Investments, at value	345,187,824
	Cash	683
	Receivable for:
	Fund shares sold	252,339
	Interest	2,524,883
	Expense reimbursement due from investment advisor	577
	Trustees’ deferred compensation plan	13,214
	Prepaid expenses	18,256

	Total Assets	347,997,776

Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	1,727,457
	Fund shares repurchased	716,213
	Distributions	914,624
	Investment advisory fee	100,004
	Administration fee	42,980
	Transfer agent fee	20,095
	Trustees’ fees	2,806
	Pricing and bookkeeping fees	1,934
	Custody fee	2,042
	Distribution and service fees	2,760
	Chief compliance officer expenses	26
	Trustees’ deferred compensation plan	13,214
	Other liabilities	36,586

	Total Liabilities	3,580,741

	Net Assets	344,417,035

Net Assets Consist of	Paid-in capital	327,918,800
	Undistributed net investment income	33,075
	Accumulated net realized loss	(2,883,024)
	Net unrealized appreciation on investments	19,348,184

	Net Assets	344,417,035

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities (continued) – Columbia Short-Intermediate Bond Fund

September 30, 2010 (Unaudited)

Class A	Net assets	$8,017,341
	Shares outstanding	1,057,545
	Net asset value per share	$7.58	(a)
	Maximum sales charge	3.25%
	Maximum offering price per share ($7.58/0.9675)	$7.83	(b)

Class C	Net assets	$1,728,212
	Shares outstanding	227,855
	Net asset value and offering price per share	$7.58	(a)

Class Z	Net assets	$334,671,482
	Shares outstanding	44,152,250
	Net asset value, offering and redemption price per share	$7.58

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Columbia Short-Intermediate Bond Fund

For the Six Months Ended September 30, 2010 (Unaudited)

		($)
Investment Income	Interest	7,021,700
	Interest from affiliates	36,953

	Total Investment Income	7,058,653

Expenses	Investment advisory fee	608,508
	Administration fee	260,789
	Distribution fee:
	Class C	5,998
	Service fee:
	Class A	6,525
	Class C	1,999
	Transfer agent fee	27,221
	Pricing and bookkeeping fees	6,119
	Trustees’ fees	17,781
	Custody fee	5,894
	Chief compliance officer expenses	458
	Other expenses	88,421

	Total Expenses	1,029,713

	Fees waived or expenses reimbursed by investment advisor	(58,952)
	Expense reductions	(11)

	Net Expenses	970,750

	Net Investment Income	6,087,903

Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain on investments	995,974
	Net change in unrealized appreciation (depreciation) on investments	12,439,314

	Net Gain	13,435,288

	Net Increase Resulting from Operations	19,523,191

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Columbia Short-Intermediate Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)
Operations	Net investment income	6,087,903	13,811,660
	Net realized gain on investments	995,974	2,679,728
	Net change in unrealized appreciation (depreciation) on investments	12,439,314	20,167,659

	Net increase resulting from operations	19,523,191	36,659,047

Distributions to Shareholders	From net investment income:
	Class A	(84,821)	(75,468)
	Class C	(20,090)	(32,584)
	Class Z	(5,991,495)	(13,705,855)

	Total distributions to shareholders	(6,096,406)	(13,813,907)

	Net Capital Stock Transactions	(17,780,666)	(44,103,118)
	Increase from regulatory settlements	—	2,475

	Total decrease in net assets	(4,353,881)	(21,255,503)

Net Assets	Beginning of period	348,770,916	370,026,419
	End of period	344,417,035	348,770,916
	Undistributed net investment income at end of period	33,075	41,578

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Columbia Short-Intermediate Bond Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	772,946	5,750,752	367,854	2,606,989
Distributions reinvested	8,151	60,881	9,202	66,477
Redemptions	(119,195)	(894,013)	(88,117)	(637,348)

Net increase	661,902	4,917,620	288,939	2,036,118

Class C
Subscriptions	40,486	302,374	150,249	1,065,146
Distributions reinvested	1,959	14,606	3,053	22,046
Redemptions	(20,738)	(154,815)	(24,985)	(179,279)

Net increase	21,707	162,165	128,317	907,913

Class Z
Subscriptions	2,554,453	18,876,120	11,009,445	78,582,820
Distributions reinvested	99,336	739,367	283,783	2,036,362
Redemptions	(5,729,048)	(42,475,938)	(17,807,593)	(127,666,331)

Net decrease	(3,075,259)	(22,860,451)	(6,514,365)	(47,047,149)

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Short-Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,			Period Ended March 31,
Class A Shares	2010		2010	2009		2008 (a)
Net Asset Value, Beginning of Period	$7.29		$6.86	$7.24		$7.24

Income from Investment Operations:
Net investment income (b)	0.12		0.25	0.27		—	(c)
Net realized and unrealized gain (loss) on investments and futures contracts	0.29		0.43	(0.33)		—	(c)

Total from investment operations	0.41		0.68	(0.06)		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.12)		(0.25)	(0.28)		—	(c)
From net realized gains	—		—	(0.04)		—

Total distributions to shareholders	(0.12)		(0.25)	(0.32)		—	(c)

Increase from Regulatory Settlements	—		— (c)	—		—

Net Asset Value, End of Period	$7.58		$7.29	$6.86		$7.24
Total return (d)(e)	5.68	%(f)	9.98%	(0.82)%		0.01	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.80	%(h)	0.85%	0.90%		1.00	%(h)
Interest expense	—		—	—	%(i)	—
Net expenses (g)	0.80	%(h)	0.85%	0.90%		1.00	%(h)
Waiver/Reimbursement	0.03	%(h)	0.02%	0.04%		0.05	%(h)
Net investment income (g)	3.24	%(h)	3.41%	3.96%		3.44	%(h)
Portfolio turnover rate	14	%(f)	82%	72%		109	%(f)
Net assets, end of period (000s)	$8,017		$2,885	$732		$10

(a)	Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Short-Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,			Period Ended March 31,
Class C Shares	2010		2010	2009		2008 (a)
Net Asset Value, Beginning of Period	$7.30		$6.87	$7.24		$7.24

Income from Investment Operations:
Net investment income (b)	0.09		0.19	0.21		—	(c)
Net realized and unrealized gain (loss) on investments and futures contracts	0.28		0.43	(0.31)		—	(c)

Total from investment operations	0.37		0.62	(0.10)		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.09)		(0.19)	(0.23)		—	(c)
From net realized gains	—		—	(0.04)		—

Total distributions to shareholders	(0.09)		(0.19)	(0.27)		—	(c)

Increase from Regulatory Settlements	—		— (c)	—		—

Net Asset Value, End of Period	$7.58		$7.30	$6.87		$7.24
Total return (d)(e)	5.14	%(f)	9.15%	(1.41)%		0.01	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.55	%(h)	1.60%	1.65%		1.75	%(h)
Interest expense	—		—	—	%(i)	—
Net expenses (g)	1.55	%(h)	1.60%	1.65%		1.75	%(h)
Waiver/Reimbursement	0.03	%(h)	0.02%	0.04%		0.05	%(h)
Net investment income (g)	2.51	%(h)	2.68%	3.11%		2.69	%(h)
Portfolio turnover rate	14	%(f)	82%	72%		109	%(f)
Net assets, end of period (000s)	$1,728		$1,504	$534		$10

(a)	Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Short-Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010	2009		2008 (a)	2007	2006 (b)
Net Asset Value, Beginning of Period	$7.29		$6.86	$7.24		$7.10	$7.01	$7.16

Income from Investment Operations:
Net investment income (c)	0.13		0.26	0.30		0.31	0.31	0.27
Net realized and unrealized gain (loss) on investments and futures contracts	0.29		0.43	(0.34)		0.13	0.09	(0.12)

Total from investment operations	0.42		0.69	(0.04)		0.44	0.40	0.15

Less Distributions to Shareholders:
From net investment income	(0.13)		(0.26)	(0.30)		(0.30)	(0.31)	(0.28)
From net realized gains	—		—	(0.04)		—	—	(0.02)

Total distributions to shareholders	(0.13)		(0.26)	(0.34)		(0.30)	(0.31)	(0.30)

Increase from Regulatory Settlements	—		— (d)	—		—	—	—

Net Asset Value, End of Period	$7.58		$7.29	$6.86		$7.24	$7.10	$7.01
Total return (e)(f)	5.81	%(g)	10.26%	(0.54)%		6.42%	5.79%	2.06%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	0.55	%(i)	0.60%	0.65%		0.75%	0.75%	0.72%
Interest expense	—		—	—	%(j)	—	—	—
Net expenses (h)	0.55	%(i)	0.60%	0.65%		0.75%	0.75%	0.72%
Waiver/Reimbursement	0.03	%(i)	0.02%	0.04%		0.05%	0.05%	0.09%
Net investment income (h)	3.51	%(i)	3.70%	4.28%		4.31%	4.38%	3.74%
Portfolio turnover rate	14	%(g)	82%	72%		109%	70%	75%
Net assets, end of period (000s)	$334,671		$344,382	$368,760		$445,625	$467,276	$437,073

(a)	On March 31, 2008, Shares class of Intermediate-Term Bond Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z shares. The financial information of Class Z includes the financial information of Intermediate-Term Bond Fund’s Shares class.

(b)	Per share data for the years ended March 31, 2006 were audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Notes to Financial Statements – Columbia Short-Intermediate Bond Fund

September 30, 2010 (Unaudited)

Note 1. Organization

Columbia Short-Intermediate Bond Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation, consistent with minimal fluctuation of principal.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers three classes of shares: Class A, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge (“CDSC”) of 1.00% based upon the holding period after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and, except as disclosed in Note 12, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data. These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied

16

Columbia Short-Intermediate Bond Fund

September 30, 2010 (Unaudited)

procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (“TIPS”). The principal amount of TIPS is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

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Columbia Short-Intermediate Bond Fund

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Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$13,813,907

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$23,209,927
Unrealized depreciation	(3,861,743)

Net unrealized appreciation	$19,348,184

The following capital loss carryforwards, determined as of March 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2017	$3,002,758
2018	876,240

Total	$3,878,998

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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Columbia Short-Intermediate Bond Fund

September 30, 2010 (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. (“Ameriprise Financial”) acquired a portion of the asset management business of Columbia Management Group, LLC (the “Transaction”), including the business of managing the Fund. In connection with the closing of the Transaction (the “Closing”), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Fund and subsequently changed its name to Columbia Management Investment Advisers, LLC (the “New Advisor”). The New Advisor receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.35%
$1 billion to $1.5 billion	0.30%
$1.5 billion to $3 billion	0.29%
$3 billion to $6 billion	0.28%
Over $6 billion	0.27%

Prior to the Closing, Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provided investment advisory services to the Fund under the same fee structure.

For the six month period ended September 30, 2010, the Fund’s annualized effective investment advisory fee rate was 0.35% of the Fund’s average daily net assets.

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Fund under a new Administrative Services Agreement (the “Administrative Agreement”). Under the Administrative Agreement, the New Advisor provides administrative and other services to the Fund, including services previously performed under the Pricing and Bookkeeping Oversight and Services Agreement discussed below. The New Advisor receives a monthly administration fee at the annual rate of 0.15% of the Fund’s average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Prior to the Closing, Columbia provided administrative services to the Fund at the same fee rates.

Pricing and Bookkeeping Fees

Prior to the Closing, the Fund entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank and Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Upon the Closing, Columbia assigned and delegated its rights and obligations under the State Street Agreements to the New Advisor. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Also prior to the Closing, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund’s portfolio securities, incurred by Columbia in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing. These services are now provided under the Administrative Agreement discussed above.

Transfer Agent Fee

In connection with the Closing, RiverSource Service Corporation, a wholly owned subsidiary of Ameriprise Financial, became the transfer agent of the Fund and subsequently changed its name to Columbia Management Investment Services Corp. (the “New Transfer Agent”). The

19

Columbia Short-Intermediate Bond Fund

September 30, 2010 (Unaudited)

New Transfer Agent has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The New Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the New Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The New Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The New Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the New Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the New Transfer Agent maintains in connection with its services to the Fund. The New Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to the Closing, Columbia Management Services, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and contracted with BFDS to serve as sub-transfer agent, under the same fee structure.

For the six month period ended September 30, 2010, the Fund’s annualized effective transfer agent fee rate was 0.02% of the Fund’s average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2010, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Fund and subsequently changed its name to Columbia Management Investment Distributors, Inc. (the “New Distributor”).

For the six month period ended September 30, 2010, initial sales charges paid by shareholders on the purchase of Class A shares amounted to $359 and net CDSC fees paid by shareholders on certain redemptions of Class C shares amounted to $205.

The Fund has adopted distribution and shareholder servicing plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the New Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. The Plans require the payment of a monthly service fee to the New Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares. The Plans also require the payment of a monthly distribution fee to the New Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class C shares only.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the New Distributor for amounts paid by the New Distributor to dealers who sold such shares.

Prior to the Closing, Columbia Management Distributors, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the principal underwriter of the Fund’s shares. There were no changes to the underwriting discount structure of the Fund or the service or distribution fee rates paid by the Fund as a result of the Transaction.

Fee Waivers and Expense Reimbursements

Effective May 1, 2010, the New Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.55% of the Fund’s average daily net assets on an annualized basis. This arrangement may be modified or terminated by the New Advisor at any time. Prior to May 1, 2010, Columbia voluntarily reimbursed a portion of the Fund’s expenses in the same manner.

Fees Paid to Officers and Trustees

In connection with the Closing, all officers of the Fund are employees of the New Advisor or its affiliates and, with the

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Columbia Short-Intermediate Bond Fund

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exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year. Prior to the Closing, the Fund paid its pro-rata share of the expenses for the Chief Compliance Officer under the same fee structure.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended September 30, 2010, these custody credits reduced total expenses by $11 for the Fund.

Note 6. Portfolio Information

For the six month period ended September 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $45,309,058 and $43,763,327, respectively, of which $9,889,645 and $11,914,606, respectively, were U.S. Government securities.

Note 7. Regulatory Settlements

During the year ended March 31, 2010, the Fund received payments totaling $2,475 relating to certain regulatory settlements with third parties that the Fund had participated in during the year. The payments have been included in “Increase from regulatory settlements” on the Statement of Changes in Net Assets.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2010, the Fund did not borrow under these arrangements.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 10. Shareholder Concentration

As of September 30, 2010, one shareholder account owned 87.0% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 11. Significant Risks and Contingencies

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the

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Columbia Short-Intermediate Bond Fund

September 30, 2010 (Unaudited)

creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market’s assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these

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Columbia Short-Intermediate Bond Fund

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legal proceedings, and have made regular reports to the funds’Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 12. Subsequent Events

The Board of Trustees has approved a proposal to merge the Fund into Columbia Bond Fund. Shareholders of the Fund will vote on the proposed merger at a Special Meeting of Shareholders scheduled to be held during the first half of 2011.

Effective October 14, 2010, the line of credit disclosed in Note 8 was extended. Interest on the $280,000,000 committed, unsecured revolving line of credit provided by State Street will continue to be charged at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. The commitment fee has been decreased from 0.15% per annum to 0.125% per annum and will continue to be accrued and apportioned among the participating funds pro rata based on their relative net assets.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Short-Intermediate Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, MA 02110

25

Columbia Short-Intermediate Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1195 A (11/10)

Columbia Bond Fund

Semiannual Report for the Period Ended September 30, 2010

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

■

A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

■

A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Bond Fund

Average annual total return as of 09/30/10 (%)

Share class	A		C		I	W	Y	Z
Inception	03/31/08		03/31/08		09/27/10	09/27/10	07/15/09	01/09/86
Sales charge	without	with	without	with	without	without	without	without
6-month (cumulative)	5.49	0.50	5.09	4.09	n/a	n/a	5.61	5.61
1-year	8.12	2.98	7.43	6.43	n/a	n/a	8.51	8.51
5-year	5.67	4.64	5.31	5.31	n/a	n/a	5.87	5.84
10-year/Life	6.11	5.60	5.92	5.92	0.03	0.02	6.20	6.19

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions.

The fund commenced operations on March 31, 2008. Class A, Class C, and Class Z share performance information includes the performance of Shares class shares of Core Bond Fund, the predecessor to the fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods prior to March 31, 2008. The returns reflect any differences in sales charges, but have not been restated to reflect any differences in expenses between the Predecessor Fund share class and the newer share classes. If differences in expenses had been reflected, the returns shown for periods prior to March 31, 2008 would be lower for Class A and Class C shares, since these newer classes of shares are subject to higher distribution and service (Rule 12b-1) fees.

The returns for Class Y shares include the returns for Class Z shares prior to July 15, 2009, the date on which Class Y shares were initially offered by the fund. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be lower.

All results shown assume reinvestment of distributions. Class I, Class Y and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class W shares are sold at net asset value with a distribution (12b-1) fee. Class I, Class W, Class Y and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class I and Class W shares were initially offered by the fund on September 27, 2010, the date of their inception.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+5.49% Class A shares (without sales charge)

+6.05% Barclays Capital Aggregate Bond Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	9.57
Class C	9.58
Class I	9.58
Class W	9.57
Class Y	9.59
Class Z	9.58
Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.21
Class C	0.18
Class I	0.00	*
Class W	0.00	*
Class Y	0.23
Class Z	0.23

*	Rounds to less than $0.01.

[1]

The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,054.90	1,021.05	4.13		4.06	0.80
Class C	1,000.00	1,000.00	1,050.90	1,017.30	7.96		7.83	1.55
Class I	1,000.00	1,000.00	1,000.30	1,022.50	0.04	*	2.60	0.51
Class W	1,000.00	1,000.00	1,000.20	1,021.08	0.07	*	4.04	0.80
Class Y	1,000.00	1,000.00	1,056.10	1,022.32	2.83		2.78	0.55
Class Z	1,000.00	1,000.00	1,056.10	1,022.31	2.83		2.78	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*For the period September 27, 2010 through September 30, 2010. Class I and Class W shares commenced operations on September 27, 2010.

2

Investment Portfolio – Columbia Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 26.8%

	Par ($)	Value ($)
Basic Materials – 1.5%
Chemicals – 0.7%
Dow Chemical Co.
5.900% 02/15/15	1,075,000	1,198,712
8.550% 05/15/19	1,515,000	1,912,975
9.400% 05/15/39	200,000	283,097

Lubrizol Corp.
8.875% 02/01/19	1,400,000	1,818,848

Chemicals Total		5,213,632

Iron/Steel – 0.6%
ArcelorMittal
7.000% 10/15/39	1,200,000	1,225,886

Nucor Corp.
5.000% 06/01/13	500,000	546,379
5.850% 06/01/18	2,385,000	2,809,628

Iron/Steel Total		4,581,893

Metals & Mining – 0.2%
Vale Overseas Ltd.
6.875% 11/21/36	1,145,000	1,308,114

Metals & Mining Total		1,308,114

Basic Materials Total		11,103,639

Communications – 4.5%
Media – 2.5%
Comcast Cable Holdings LLC
9.800% 02/01/12	2,600,000	2,886,790

Comcast Corp.
5.850% 11/15/15	2,460,000	2,850,855
6.950% 08/15/37	85,000	99,670

DirecTV Holdings LLC
3.125% 02/15/16	680,000	686,620

NBC Universal, Inc.
5.950% 04/01/41 (a)(b)	1,440,000	1,481,200

News America, Inc.
6.400% 12/15/35	1,615,000	1,790,988

Time Warner Cable, Inc.
3.500% 02/01/15	5,540,000	5,814,939
5.850% 05/01/17	550,000	627,118

Time Warner Companies., Inc.
7.250% 10/15/17	593,000	728,111

Time Warner, Inc.
6.500% 11/15/36	1,015,000	1,138,274

Media Total		18,104,565

	Par ($)	Value ($)
Telecommunication Services – 2.0%
AT&T, Inc.
5.500% 02/01/18	1,850,000	2,145,734
6.550% 02/15/39	600,000	697,784

BellSouth Corp.
5.200% 09/15/14	2,460,000	2,766,376

British Telecommunications PLC
5.950% 01/15/18	3,735,000	4,163,991

Cellco Partnership/Verizon Wireless Capital LLC
5.550% 02/01/14	480,000	542,810
8.500% 11/15/18	600,000	816,978

Deutsche Telekom International Finance, Multi-Coupon Bond
8.750% 06/15/30	500,000	700,127

Telefonica Emisiones SAU
6.421% 06/20/16	2,000,000	2,344,138

Telecommunication Services Total		14,177,938

Communications Total		32,282,503

Consumer Cyclical – 0.5%
Retail – 0.5%
CVS Pass-Through Trust
8.353% 07/10/31 (a)	1,245,045	1,543,047

McDonald’s Corp.
4.875% 07/15/40	1,750,000	1,815,947
5.000% 02/01/19	200,000	231,330

Retail Total		3,590,324

Consumer Cyclical Total		3,590,324

Consumer Non-cyclical – 3.1%
Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc.
7.200% 01/15/14 (a)	550,000	640,898
7.750% 01/15/19 (a)	700,000	908,048
8.000% 11/15/39 (a)	635,000	898,909

Beverages Total		2,447,855

Food – 2.0%
Campbell Soup Co.
4.500% 02/15/19	715,000	799,939

ConAgra Foods, Inc.
7.000% 10/01/28	1,300,000	1,567,848

General Mills, Inc.
5.200% 03/17/15	1,660,000	1,899,543

See Accompanying Notes to Financial Statements.

3

Columbia Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Consumer Non-cyclical (continued)
Kraft Foods, Inc.
4.125% 02/09/16	5,450,000	5,895,265

Kroger Co.
3.900% 10/01/15	3,785,000	4,107,830

Food Total		14,270,425

Healthcare Services – 0.5%
Roche Holdings, Inc.
6.000% 03/01/19 (a)	2,200,000	2,665,221

WellPoint, Inc.
7.000% 02/15/19	635,000	773,246

Healthcare Services Total		3,438,467

Household Products/Wares – 0.1%
Fortune Brands, Inc.
5.125% 01/15/11	750,000	758,619

Household Products/Wares Total		758,619

Pharmaceuticals – 0.2%
Novartis Securities Investment Ltd.
5.125% 02/10/19	1,300,000	1,492,564

Pharmaceuticals Total		1,492,564

Consumer Non-cyclical Total		22,407,930

Energy – 2.7%
Oil & Gas – 1.5%
Canadian Natural Resources Ltd.
6.250% 03/15/38	1,900,000	2,184,295

Devon Energy Corp.
6.300% 01/15/19	485,000	586,875

Hess Corp.
7.300% 08/15/31	660,000	811,944

Marathon Oil Corp.
7.500% 02/15/19	356,000	455,856

Nexen, Inc.
5.650% 05/15/17	1,000,000	1,133,632
7.500% 07/30/39	445,000	546,779

Shell International Finance BV
5.500% 03/25/40	1,915,000	2,192,250

Talisman Energy, Inc.
5.850% 02/01/37	1,000,000	1,051,445
7.750% 06/01/19	1,579,000	2,015,548

Oil & Gas Total		10,978,624

	Par ($)	Value ($)
Oil & Gas Services – 0.7%
Halliburton Co.
5.900% 09/15/18	400,000	466,186

Hess Corp.
5.600% 02/15/41	625,000	652,126

Smith International, Inc.
9.750% 03/15/19	925,000	1,325,998

Weatherford International Ltd.
5.125% 09/15/20	300,000	306,684
5.150% 03/15/13	2,175,000	2,328,801

Oil & Gas Services Total		5,079,795

Pipelines – 0.5%
Energy Transfer Partners LP
6.000% 07/01/13	230,000	252,258

Kinder Morgan Energy Partners LP
6.500% 09/01/39	120,000	129,746
6.950% 01/15/38	750,000	853,823

Plains All American Pipeline LP/PAA Finance Corp.
5.750% 01/15/20	150,000	165,639
8.750% 05/01/19	865,000	1,097,869

Southern Natural Gas Co.
8.000% 03/01/32	895,000	1,050,315

TransCanada Pipelines Ltd.
6.350% 05/15/67 (05/15/15) (c)(d)	210,000	196,350

Pipelines Total		3,746,000

Energy Total		19,804,419

Financials – 8.6%
Banks – 5.4%
Bank of New York Mellon Corp.
5.450% 05/15/19	2,145,000	2,503,723

Barclays Bank PLC
3.900% 04/07/15	625,000	662,301
5.000% 09/22/16	825,000	902,656

Capital One Capital IV
6.745% 02/17/37 (c)	695,000	691,525

Capital One Capital V
10.250% 08/15/39	1,200,000	1,299,000

Capital One Financial Corp.
5.700% 09/15/11	1,585,000	1,651,923
7.375% 05/23/14	290,000	338,532

See Accompanying Notes to Financial Statements.

4

Columbia Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Financials (continued)
Citigroup, Inc.
5.375% 08/09/20	60,000	62,078
6.010% 01/15/15	395,000	434,263
8.125% 07/15/39	1,060,000	1,338,975

Comerica Bank
5.200% 08/22/17	660,000	704,409
5.750% 11/21/16	250,000	280,578

Comerica, Inc.
3.000% 09/16/15	2,670,000	2,702,323

Discover Bank/Greenwood DE
8.700% 11/18/19	2,380,000	2,808,291

Discover Financial Services
10.250% 07/15/19	445,000	570,080

JPMorgan Chase Capital XX
6.550% 09/29/36	1,460,000	1,480,440

JPMorgan Chase Capital XXIII
1.376% 05/15/47 (11/15/10) (c)(d)	310,000	223,155

KeyBank NA
5.800% 07/01/14	750,000	817,722

Keycorp
3.750% 08/13/15	1,420,000	1,448,830
6.500% 05/14/13	1,170,000	1,282,251

Lloyds TSB Bank PLC
4.375% 01/12/15 (a)	4,015,000	4,111,838

Merrill Lynch & Co., Inc.
5.700% 05/02/17	500,000	517,118
6.400% 08/28/17	2,680,000	2,932,737

National City Corp.
4.900% 01/15/15	575,000	634,135

Northern Trust Corp.
5.500% 08/15/13	2,005,000	2,254,290

PNC Funding Corp.
3.625% 02/08/15	1,060,000	1,118,882
5.125% 02/08/20	1,610,000	1,742,951

Regions Financial Corp.
7.000% 03/01/11	1,520,000	1,537,793

Santander U.S. Debt SA Unipersonal
3.781% 10/07/15 (a)(b)	2,200,000	2,199,777

Banks Total		39,252,576

Diversified Financial Services – 0.5%
Eaton Vance Corp.
6.500% 10/02/17	125,000	148,042

	Par ($)	Value ($)
ERAC USA Finance LLC
2.750% 07/01/13 (a)	1,540,000	1,573,267
5.250% 10/01/20 (a)	1,425,000	1,522,034

Lehman Brothers Holdings, Inc.
5.625% 01/24/13 (e)	1,505,000	346,150

Diversified Financial Services Total		3,589,493

Insurance – 1.9%
CNA Financial Corp.
5.850% 12/15/14	424,000	454,430
7.350% 11/15/19	841,000	945,563

ING Groep NV
5.775% 12/29/49 (12/08/15) (c)(d)	1,515,000	1,359,713

Liberty Mutual Group, Inc.
7.500% 08/15/36 (a)	855,000	869,635
10.750% 06/15/58 (a)(c)	1,310,000	1,545,800

Lincoln National Corp.
8.750% 07/01/19	1,580,000	2,032,450

MetLife Capital Trust X
9.250% 04/08/38 (a)(c)	710,000	837,800

MetLife, Inc.
10.750% 08/01/39	1,165,000	1,511,588

Prudential Financial, Inc.
7.375% 06/15/19	1,045,000	1,272,967
8.875% 06/15/38 (06/15/18) (c)(d)	665,000	741,475

Transatlantic Holdings, Inc.
8.000% 11/30/39	1,040,000	1,083,582

Unum Group
7.125% 09/30/16	1,210,000	1,396,438

Insurance Total		14,051,441

Real Estate Investment Trusts (REITs) – 0.8%
Brandywine Operating Partnership LP
7.500% 05/15/15	1,435,000	1,608,588

Duke Realty LP
7.375% 02/15/15	755,000	860,800
8.250% 08/15/19	2,922,600	3,461,203

Real Estate Investment Trusts (REITs) Total		5,930,591

Financials Total		62,824,101

See Accompanying Notes to Financial Statements.

5

Columbia Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Industrials – 1.9%
Aerospace & Defense – 0.2%
Embraer Overseas Ltd.
6.375% 01/15/20	1,125,000	1,231,875

Raytheon Co.
7.200% 08/15/27	310,000	409,187

Aerospace & Defense Total		1,641,062

Machinery – 0.0%
Caterpillar Financial Services Corp.
4.850% 12/07/12	265,000	287,381

Machinery Total		287,381

Machinery-Construction & Mining – 0.2%
Caterpillar, Inc.
8.250% 12/15/38	1,135,000	1,703,246

Machinery-Construction & Mining Total		1,703,246

Miscellaneous Manufacturing – 0.3%
Ingersoll-Rand Global Holding Co., Ltd.
9.500% 04/15/14	1,130,000	1,398,188

Tyco International Ltd./Tyco International Finance SA
6.875% 01/15/21	335,000	416,545

Miscellaneous Manufacturing Total		1,814,733

Transportation – 1.2%
BNSF Funding Trust I
6.613% 12/15/55 (01/15/26) (c)(d)	1,320,000	1,326,600

Burlington Northern Santa Fe Corp.
6.750% 07/15/11	805,000	844,174

CSX Corp.
6.250% 04/01/15	2,460,000	2,879,041

Union Pacific Corp.
7.875% 01/15/19	2,725,000	3,559,354

Transportation Total		8,609,169

Industrials Total		14,055,591

Technology – 0.5%
Networking Products – 0.2%
Cisco Systems, Inc.
5.500% 01/15/40	175,000	192,382
5.900% 02/15/39	830,000	959,227

Networking Products Total		1,151,609

	Par ($)	Value ($)
Office/Business Equipment – 0.1%
Xerox Corp.
6.400% 03/15/16	950,000	1,106,082

Office/Business Equipment Total		1,106,082

Software – 0.2%
Oracle Corp.
6.500% 04/15/38	1,060,000	1,316,666

Software Total		1,316,666

Technology Total		3,574,357

Utilities – 3.5%
Electric – 3.1%
Commonwealth Edison Co.
4.000% 08/01/20	1,865,000	1,955,005
5.950% 08/15/16	1,000,000	1,186,552

Detroit Edison Co.
3.450% 10/01/20	900,000	913,938

Duke Energy Carolinas LLC
5.100% 04/15/18	1,000,000	1,146,577
5.250% 01/15/18	2,000,000	2,325,232

Georgia Power Co.
4.750% 09/01/40	2,180,000	2,149,746
5.700% 06/01/17	1,185,000	1,395,690

Nevada Power Co.
5.375% 09/15/40	2,620,000	2,702,488

Niagara Mohawk Power Corp.
4.881% 08/15/19 (a)	815,000	895,714

Nisource Finance Corp.
5.250% 09/15/17	685,000	749,142

Oncor Electric Delivery Co. LLC
5.250% 09/30/40 (a)	1,935,000	1,970,933
5.950% 09/01/13	750,000	840,250

Peco Energy Co.
5.350% 03/01/18	2,175,000	2,525,101

Southern California Edison Co.
4.500% 09/01/40	960,000	938,648

Xcel Energy, Inc.
4.700% 05/15/20	580,000	630,592

Electric Total		22,325,608

Gas – 0.4%
Atmos Energy Corp.
6.350% 06/15/17	500,000	572,576
8.500% 03/15/19	800,000	1,039,959

See Accompanying Notes to Financial Statements.

6

Columbia Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Utilities (continued)
Gas (continued)
Nakilat, Inc.
6.067% 12/31/33 (a)	1,030,000	1,133,000

Sempra Energy
6.500% 06/01/16	415,000	496,531

Gas Total		3,242,066

Utilities Total		25,567,674

Total Corporate Fixed-Income Bonds & Notes (Cost of $177,669,729)		195,210,538

Mortgage-Backed Securities – 24.9%
Federal Home Loan Mortgage Corporation
5.000% 03/01/21	53,358	56,717
5.368% 05/01/39 (10/01/10) (c)(d)	4,154,734	4,437,575
5.576% 08/01/37 (10/01/10) (c)(d)	1,809,472	1,921,806
5.632% 06/01/37 (10/01/10) (c)(d)	1,489,984	1,587,413
5.718% 06/01/36 (10/01/10) (c)(d)	2,177,566	2,317,912
6.000% 02/01/39	1,520,694	1,631,449
7.000% 12/01/35	912,896	1,019,862

Federal National Mortgage Association
4.000% 10/01/39	1,939,190	1,995,569
4.000% 12/01/39	1,558,111	1,603,410
4.000% 09/01/40	14,980,206	15,415,730
4.500% 04/01/40	1,969,849	2,067,067
4.500% 05/01/40	4,774,445	5,011,184
4.500% 06/01/40	6,441,175	6,763,419
4.500% 07/01/40	6,130,097	6,436,818
4.760% 09/01/19	1,566,489	1,750,338
4.770% 06/01/19	1,616,389	1,806,820
5.000% 07/01/40	23,885,791	25,338,836
5.500% 06/01/35	390,608	417,730
5.500% 01/01/40	4,433,462	4,716,358
6.000% 05/01/37	4,401,499	4,736,070
6.000% 05/01/38	6,575,663	7,075,498
6.000% 07/01/38	7,685,385	8,269,574
6.000% 08/01/38	12,097,924	13,002,400
6.000% 12/01/38	3,718,255	3,996,242
6.500% 02/01/13	43,908	47,516
7.500% 10/01/29	46,509	53,070

TBA:
3.500% 10/01/40 (b)	10,750,000	10,828,948
4.000% 10/01/40 (b)	15,150,000	15,571,352

	Par ($)	Value ($)
5.500% 10/01/40 (b)	27,250,000	28,965,905

Government National Mortgage Association
3.375% 04/20/28 (10/01/10) (c)(d)	9,061	9,347
3.375% 06/20/28 (10/01/10) (c)(d)	71,758	74,027
6.000% 03/20/28	171,953	188,654
6.500% 05/15/23	1,348	1,500
6.500% 05/15/28	81,285	91,518
6.500% 06/15/28	37,841	42,604
6.500% 12/15/31	65,758	73,789
6.500% 04/15/32	21,613	24,131
7.000% 05/15/29	102,913	117,533
7.500% 03/15/28	43,090	49,286
8.000% 10/15/17	85,120	94,111
8.000% 01/15/30	164,968	195,249
8.500% 06/15/17	166,141	186,834
8.500% 11/15/17	73,689	81,752
8.500% 12/15/17	345,396	383,189
9.000% 12/15/17	314,904	348,909
9.000% 06/15/30	27,043	31,926
9.500% 11/15/17	288,564	323,588

Total Mortgage-Backed Securities (Cost of $179,797,434)		181,160,535

Government & Agency Obligations – 24.4%

Foreign Government Obligations – 1.4%
European Investment Bank
3.000% 04/08/14	5,250,000	5,590,867

Pemex Project Funding Master Trust
5.750% 03/01/18	1,000,000	1,095,933

Province of Quebec
4.625% 05/14/18	2,500,000	2,847,737

Republic of Italy
5.375% 06/12/17	660,000	728,699

Foreign Government Obligations Total		10,263,236

U.S. Government Agencies – 1.6%
Resolution Funding Corp., STRIPS
(f) 10/15/20	3,780,000	2,768,517
(f) 01/15/21	7,010,000	5,081,914
(f) 01/15/30	8,000,000	3,739,352

U.S. Government Agencies Total		11,589,783

U.S. Government Obligations – 21.4%
U.S. Treasury Bills
0.000% 10/14/10	50,000,000	49,998,023
0.010% 08/25/11	1,245,000	1,242,277

See Accompanying Notes to Financial Statements.

7

Columbia Bond Fund

September 30, 2010 (Unaudited)

Government & Agency Obligations (continued)

	Par ($)	Value ($)
U.S. Government Obligations (continued)
U.S. Treasury Bonds
3.875% 08/15/40	6,940,000	7,174,225
4.375% 11/15/39	1,394,000	1,563,894
4.375% 05/15/40	2,000	2,246
4.500% 02/15/36	7,250,000	8,336,369
4.500% 05/15/38	1,435,000	1,650,474
6.125% 11/15/27	2,700,000	3,728,109
6.250% 05/15/30	1,000,000	1,415,156

U.S. Treasury Inflation Indexed Bonds
2.375% 01/15/27	4,210,690	4,860,386

U.S. Treasury Inflation Indexed Notes
1.625% 01/15/18 (g)	7,581,062	8,224,861

U.S. Treasury Notes
0.750% 05/31/12	3,080,000	3,098,418
0.750% 08/15/13	385,000	386,444
0.875% 01/31/12	19,355,000	19,494,124
1.875% 06/30/15	5,900,000	6,079,767
2.500% 06/30/17	10,115,000	10,538,566
2.625% 08/15/20	4,895,000	4,940,891

U.S. Treasury STRIPS
(f) 08/15/20	28,500,000	21,553,353
(f) 05/15/39	4,500,000	1,441,953

U.S. Government Obligations Total		155,729,536

Total Government & Agency Obligations (cost of $170,163,099)		177,582,555

Commercial Mortgage-Backed Securities – 17.4%
Bear Stearns Commercial Mortgage Securities
4.740% 03/13/40	895,000	954,539
4.830% 08/15/38	925,000	975,483
5.201% 12/11/38	885,000	934,340
5.471% 01/12/45 (10/01/10) (c)(d)	2,985,000	3,266,903
5.537% 10/12/41	4,625,000	5,104,785
5.700% 06/13/50	4,365,000	4,697,300
5.742% 09/11/42 (10/01/10) (c)(d)	2,500,000	2,774,091
5.907% 06/11/40 (10/01/10) (c)(d)	3,000,000	3,257,492
6.480% 02/15/35	5,858,737	5,940,000

Chase Commercial Mortgage Securities Corp.
6.484% 02/12/16 (a)(c)	4,297,244	4,357,489

Citigroup Commercial Mortgage Trust
4.733% 10/15/41	3,500,000	3,730,547

	Par ($)	Value ($)

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% 11/15/44 (10/01/10) (c)(d)	1,165,000	1,259,232

Commercial Mortgage Pass Through Certificates
5.472% 07/10/37 (10/01/10) (c)(d)	3,385,000	3,677,908

Credit Suisse Mortgage Capital Certificates
6.020% 06/15/38 (10/01/10) (c)(d)	2,735,000	2,995,504

GE Capital Commercial Mortgage Corp.
6.734% 01/15/33 (c)	6,775,000	6,803,109

GMAC Commercial Mortgage Securities, Inc.
5.659% 05/10/40 (10/01/10) (c)(d)	1,060,000	1,163,539
7.234% 05/15/33 (10/01/10) (c)(d)	211,970	211,894

Greenwich Capital Commercial Funding Corp.
4.799% 08/10/42 (10/01/10) (c)(d)	3,055,000	3,257,379

GS Mortgage Securities Corp. II
4.751% 07/10/39	1,050,000	1,129,034

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% 06/12/47	3,000,000	3,144,566
5.552% 05/12/45	3,200,000	3,467,696

LB-UBS Commercial Mortgage Trust
4.853% 09/15/31	4,315,000	4,572,209
5.020% 08/15/29 (10/11/10) (c)(d)	3,135,000	3,372,465
5.430% 02/15/40	4,580,000	4,790,812
5.611% 04/15/41	856,877	892,297
5.866% 09/15/45 (10/11/10) (c)(d)	3,125,000	3,305,908

Merrill Lynch Mortgage Trust
4.747% 06/12/43 (10/01/10) (c)(d)	2,500,000	2,697,588

Morgan Stanley Capital I
4.970% 12/15/41	4,315,000	4,655,437
5.150% 06/13/41	4,795,000	5,180,226
5.802% 06/11/42 (10/01/10) (c)(d)	1,000,000	1,109,207
5.981% 08/12/41 (10/01/10) (c)(d)	3,083,000	3,451,045

Morgan Stanley Dean Witter Capital I
4.740% 11/13/36	1,245,000	1,317,516
4.920% 03/12/35	1,370,000	1,463,238
5.080% 09/15/37	1,705,000	1,806,284
5.980% 01/15/39	1,383,455	1,463,590
6.390% 07/15/33	2,127,485	2,185,988
7.500% 10/15/33 (c)	2,838,263	2,835,927

Wachovia Bank Commercial Mortgage Trust
4.039% 10/15/41	2,704,318	2,723,588
5.001% 07/15/41	2,613,704	2,657,794
5.037% 03/15/42	1,781,517	1,881,606
5.230% 07/15/41 (10/01/10) (c)(d)	3,905,000	3,993,215
5.374% 10/15/44 (10/01/10) (c)(d)	3,990,000	4,398,965
5.609% 03/15/45 (10/01/10) (c)(d)	1,905,000	1,903,046
5.726% 06/15/45	109,317	109,231

See Accompanying Notes to Financial Statements.

8

Columbia Bond Fund

September 30, 2010 (Unaudited)

Commercial Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
Wachovia Bank Commercial Mortgage Trust (continued)
5.997% 06/15/45	920,000	1,006,998

Total Commercial Mortgage-Backed Securities (cost of $121,485,558)		126,877,010

Asset-Backed Securities – 4.1%
Ally Auto Receivables Trust
1.450% 05/15/14	700,000	707,156

BMW Vehicle Lease Trust
0.820% 04/15/13	1,770,000	1,771,807

Capital Auto Receivables Asset Trust
4.460% 07/15/14	4,690,000	4,901,037
5.210% 03/17/14	1,980,703	2,034,079

Chrysler Financial Auto Securitization Trust
6.250% 05/08/14 (a)	1,580,000	1,665,910

Chrysler Financial Lease Trust
1.780% 06/15/11 (a)	1,190,000	1,193,434

Citibank Credit Card Issuance Trust
2.250% 12/23/14	2,860,000	2,942,769
6.300% 06/20/14	130,000	138,304
6.950% 02/18/14	455,000	482,874

CitiFinancial Auto Issuance Trust
1.830% 11/15/12 (a)	981,213	984,699

Daimler Chrysler Auto Trust
4.480% 08/08/14	920	952

Discover Card Master Trust
0.632% 06/15/15 (12/15/10) (c)(d)	690,000	689,388
0.907% 09/15/15 (10/15/10) (c)(d)	3,225,000	3,246,520
1.557% 12/15/14 (10/15/10) (c)(d)	1,335,000	1,356,631
1.557% 02/17/15 (10/15/10) (c)(d)	1,020,000	1,037,987

Ford Credit Auto Owner Trust
1.320% 06/15/14	1,500,000	1,515,391

Franklin Auto Trust
5.360% 05/20/16	1,030,000	1,055,259
7.160% 05/20/16 (a)	1,000,000	1,074,400

Harley-Davidson Motorcycle Trust
5.230% 03/15/14	1,500,000	1,580,021

Volkswagen Auto Loan Enhanced Trust
5.470% 03/20/13	1,287,047	1,328,787

Total Asset-Backed Securities (cost of $29,184,129)		29,707,405

Municipal Bonds – 0.5%

	Par ($)	Value ($)
California – 0.3%
CA State
Series 2009, 7.550% 04/01/39	955,000	1,042,105

CA Los Angeles Unified School District
Series 2009, 5.750% 07/01/34	880,000	887,630

California Total		1,929,735

Kentucky – 0.2%
KY Asset Liability Commission
Series 2010, 3.165% 04/01/18	1,455,000	1,468,968

Kentucky Total		1,468,968

Total Municipal Bonds (cost of $3,354,103)		3,398,703

Collateralized Mortgage Obligation – 0.1%

Agency – 0.1%
Federal Home Loan Mortgage Corporation
6.500% 07/15/31	1,029,463	1,162,007

Agency Total		1, 162,007

Total Collateralized Mortgage Obligation (Cost of $1,067,321)		1,162,007

Short-Term Obligation – 9.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 08/16/13, market value $68,244,963 (repurchase proceeds $66,905,427)	66,905,000	66,905,000

Total Short-Term Obligation (cost of $66,905,000)		66,905,000

Total Investments – 107.4% (cost of $749,626,373)(h)		782,003,753

Other Assets & Liabilities, Net – (7.4)%		(53,767,808)

Net Assets – 100.0%		728,235,945

See Accompanying Notes to Financial Statements.

9

Columbia Bond Fund

September 30, 2010 (Unaudited)

Notes to Investment Portfolio:

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities, which are not illiquid, amounted to $34,073,053, which represents 4.7% of net assets.

(b)	Security purchased on a delayed delivery basis.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(d)	Parenthetical date represents the next interest rate reset date for the security.

(e)	The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2010, the value of this security amounted to $346,150 which represents less than 0.1% of net assets.

(f)	Zero coupon bond.

(g)	A portion of this security with a market value of $1,193,414 is pledged as collateral for open futures contracts.

(h)	Cost for federal income tax purposes is $749,626,373.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Corporate Fixed-Income Bonds & Notes	$—	$195,210,538	$—	$195,210,538

Total Mortgage-Backed Securities	55,366,205	125,794,330	—	181,160,535

Government & Agency Obligations
Foreign Government Obligations	—	10,263,236	—	10,263,236
U.S. Government Agencies	—	11,589,783	—	11,589,783
U.S. Government Obligations	82,935,883	72,793,653	—	155,729,536

Total Government & Agency Obligations	82,935,883	94,646,672	—	177,582,555

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Commercial Mortgage-Backed Securities	$—	$126,877,010	$—	$126,877,010

Total Asset-Backed Securities	—	29,707,405	—	29,707,405

Total Municipal Bonds	—	3,398,703	—	3,398,703

Total Collateralized Mortgage Obligation	—	1,162,007	—	1,162,007

Total Short-Term Obligation	—	66,905,000	—	66,905,000

Total Investments	138,302,088	643,701,665	—	782,003,753

Unrealized Appreciation on Futures Contracts	114,730	—	—	114,730

Unrealized Depreciation on Futures Contracts	(450,233)	—	—	(450,233)

Value of Credit Default Swap Contracts — Appreciation	—	163,342	—	163,342

Value of Credit Default Swap Contracts — Depreciation	—	(26,081)	—	(26,081)

Total	$137,966,585	$643,838,926	$—	$781,805,511

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc.	Buy	1.000%	03/20/15	$4,500,000	$188,990	$141,557
Barclays Capital	The Home Depot, Inc.	Buy	1.000%	03/20/15	3,100,000	(14,716)	(20,771)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	06/20/15	2,000,000	82,133	21,785
Morgan Stanley	Limited Brands, Inc.	Buy	1.000%	03/20/15	2,200,000	103,715	(2,998)
Morgan Stanley	The Home Depot, Inc.	Buy	1.000%	03/20/15	550,000	(4,164)	(2,312)

							$137,261

See Accompanying Notes to Financial Statements.

10

Columbia Bond Fund

September 30, 2010 (Unaudited)

At September 30, 2010, the Fund held the following open short futures contracts:

Risk Exposure/ Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Risk
10 Year U.S. Treasury Notes	466	$58,737,844	$58,287,611	Dec-2010	$(450,233)
Ultra Long Term U.S. Treasury Bond	35	4,944,844	5,059,574	Dec-2010	114,730

					$(335,503)

At September 30, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	26.8
Mortgage-Backed Securities	24.9
Government & Agency Obligations	24.4
Commercial Mortgage-Backed Securities	17.4
Asset-Backed Securities	4.1
Municipal Bonds	0.5
Collateralized Mortgage Obligation	0.1

98.2
Short-Term Obligation	9.2
Other Assets & Liabilities, Net	(7.4)

100.0

Acronym	Name
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – Columbia Bond Fund

September 30, 2010 (Unaudited)

		($)
Assets	Investments, at identified cost	749,626,373

	Investments, at value	782,003,753
	Cash	432
	Open credit default swap contracts	163,342
	Credit default swap contracts premiums paid	334,645
	Receivable for:
	Investments sold	2,723,908
	Fund shares sold	1,161,314
	Interest	4,324,134
	Futures variation margin	45,500
	Foreign tax reclaims	120
	Expense reimbursement due from investment advisor	156,645
	Trustees’ deferred compensation plan	16,281
	Prepaid expenses	24,630

	Total Assets	790,954,704

Liabilities	Open credit default swap contracts	26,081
	Credit default swap contracts premiums received	16,518
	Payable for:
	Investments purchased	688,980
	Investments purchased on a delayed delivery basis	58,960,132
	Fund shares repurchased	1,239,585
	Distributions	1,218,514
	Investment advisory fee	327,971
	Administration fee	87,735
	Pricing and bookkeeping fees	3,766
	Transfer agent fee	105,755
	Trustees’ fees	1,686
	Custody fee	5,096
	Distribution and service fees	5,381
	Chief compliance officer expenses	44
	Trustees’ deferred compensation plan	16,281
	Other liabilities	15,234

	Total Liabilities	62,718,759

	Net Assets	728,235,945

Net Assets Consist of	Paid-in capital	688,923,325
	Overdistributed net investment income	(1,086,944)
	Accumulated net realized gain	8,220,426
	Net unrealized appreciation (depreciation) on:
	Investments	32,377,380
	Credit default swap contracts	137,261
	Futures contracts	(335,503)

	Net Assets	728,235,945

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities (continued) – Columbia Bond Fund

September 30, 2010 (Unaudited)

Class A	Net assets	$15,954,190
	Shares outstanding	1,667,398
	Net asset value per share	$9.57	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($9.57/0.9525)	$10.05	(b)

Class C	Net assets	$2,509,920
	Shares outstanding	262,106
	Net asset value and offering price per share	$9.58	(a)

Class I (c)	Net assets	$2,501
	Shares outstanding	261
	Net asset value, offering and redemption price per share	$9.58

Class W (c)	Net assets	$2,501
	Shares outstanding	261
	Net asset value, offering and redemption price per share	$9.57	(d)

Class Y	Net assets	$17,193,036
	Shares outstanding	1,793,706
	Net asset value, offering and redemption price per share	$9.59

Class Z	Net assets	$692,573,797
	Shares outstanding	72,323,121
	Net asset value, offering and redemption price per share	$9.58

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

(c)	Shares commenced operations on September 27, 2010.

(d)	Net asset value per share rounds to this amount due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

13

Statement of Operations – Columbia Bond Fund

For the Six Months Ended September 30, 2010 (Unaudited)

		($)
Investment Income	Interest	12,872,983

Expenses	Investment advisory fee	1,934,988
	Administration fee	506,971
	Distribution fee:
	Class C	8,603
	Service fee:
	Class A	20,344
	Class C	2,868
	Class W	— *
	Transfer agent fees – Class A, Class C, Class W and Class Z	250,231
	Transfer agent fees – Class Y	27
	Pricing and bookkeeping fees	12,850
	Trustees’ fees	22,866
	Custody fee	12,913
	Chief compliance officer expenses	393
	Other expenses	134,574

	Total Expenses	2,907,628

	Fees waived or expenses reimbursed by investment advisor	(1,016,858)
	Expense reductions	(129)

	Net Expenses	1,890,641

	Net Investment Income	10,982,342

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Credit Default Swap Contracts	Net realized gain (loss) on:
	Investments	14,508,395
	Futures contracts	(6,296,991)
	Credit default swap contracts	(157,295)

	Net realized gain	8,054,109

	Net change in unrealized appreciation (depreciation) on:
	Investments	16,986,022
	Futures contracts	(20,613)
	Credit default swap contracts	301,095

	Net change in unrealized appreciation (depreciation)	17,266,504

	Net Gain	25,320,613

	Net Increase Resulting from Operations	36,302,955

*	Rounds to less than $1.

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets – Columbia Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2010 ($)(a)(b)	Year Ended March 31, 2010 ($)(c)(d)
Operations	Net investment income	10,982,342	21,790,632
	Net realized gain on investments, futures contracts and credit default swap contracts	8,054,109	9,909,283
	Net change in unrealized appreciation (depreciation) on investments, futures contracts and credit default swap contracts	17,266,504	26,881,768

	Net increase resulting from operations	36,302,955	58,581,683

Distributions to Shareholders	From net investment income:
	Class A	(263,387)	(420,354)
	Class C	(28,587)	(49,892)
	Class I	(1)	—
	Class W	(1)	—
	Class Y	(279,049)	(340,472)
	Class Z	(11,209,707)	(21,832,594)
	From net realized gains:
	Class A	(103,382)	(71,583)
	Class C	(14,135)	(13,438)
	Class Y	(95,930)	—
	Class Z	(4,109,144)	(4,489,921)

	Total distributions to shareholders	(16,103,323)	(27,218,254)

	Net Capital Stock Transactions	93,938,998	83,239,343
	Increase from regulatory settlements	—	4,011

	Total increase (decrease) in net assets	114,138,630	114,606,783

Net Assets	Beginning of period	614,097,315	499,490,532
	End of period	728,235,945	614,097,315
	Overdistributed net investment income at end of period	(1,086,944)	(288,554)

(a)	Class I and Class W shares commenced operations on September 27, 2010.

(b)	Class I and Class W shares reflect activity for the period September 27, 2010 through September 30, 2010.

(c)	Class Y shares commenced operations on July 15, 2009.

(d)	Class Y shares reflect activity for the period July 15, 2009 through March 31, 2010.

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – Columbia Bond Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended September 30, 2010 (a)(b)		Year Ended March 31, 2010 (c)(d)
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	504,607	4,757,310	1,312,247	11,886,554
Distributions reinvested	34,845	328,189	50,645	461,703
Redemptions	(526,598)	(4,975,838)	(311,338)	(2,857,410)

Net increase	12,854	109,661	1,051,554	9,490,847

Class C
Subscriptions	54,597	514,890	158,653	1,448,076
Distributions reinvested	3,278	30,879	4,529	40,979
Redemptions	(35,337)	(330,813)	(73,362)	(670,217)

Net increase	22,538	214,956	89,820	818,838

Class I
Subscriptions	261	2,500	—	—
Distributions reinvested	— (e)	1	—	—

Net increase	261	2,501	—	—

Class W
Subscriptions	261	2,500	—	—
Distributions reinvested	— (e)	1	—	—

Net increase	261	2,501	—	—

Class Y
Subscriptions	191,083	1,800,000	1,644,970	14,869,097
Distributions reinvested	22,494	212,009	23,425	216,849
Redemptions	(23,119)	(217,000)	(65,147)	(600,000)

Net increase	190,458	1,795,009	1,603,248	14,485,946

Class Z
Subscriptions	17,599,740	165,942,537	29,383,305	267,207,145
Distributions reinvested	622,282	5,869,311	1,229,550	11,169,190
Redemptions	(8,483,156)	(79,997,478)	(24,062,158)	(219,932,623)

Net increase	9,738,866	91,814,370	6,550,697	58,443,712

(a)	Class I and Class W shares commenced operations on September 27, 2010.

(b)	Class I and Class W shares reflect activity for the period September 27, 2010 through September 30, 2010.

(c)	Class Y shares commenced operations on July 15, 2009.

(d)	Class Y shares reflect activity for the period July 15, 2009 through March 31, 2010.

(e)	Rounds to less than one share.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31, 2008 (a)
Class A Shares	2010		2010		2009
Net Asset Value, Beginning of Period	$9.28		$8.79		$9.09		$9.09

Income from Investment Operations:
Net investment income (b)	0.14		0.31		0.35		—	(c)
Net realized and unrealized gain (loss) on investments, futures contracts and credit default swap contracts	0.36		0.59		(0.26)		—	(c)

Total from investment operations	0.50		0.90		0.09		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.33)		(0.38)		—	(c)
From net realized gains	(0.06)		(0.08)		(0.01)		—

Total distributions to shareholders	(0.21)		(0.41)		(0.39)		—	(c)

Increase from regulatory settlements	—		—	(c)	—		—

Net Asset Value, End of Period	$9.57		$9.28		$8.79		$9.09
Total return (d)(e)	5.49	%(f)	10.39	%(g)	1.04%		0.01	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	0.80	%(i)	0.82%		0.91%		0.91	%(i)
Interest expense	—		—		—	%(j)	—
Net expenses (h)	0.80	%(i)	0.82%		0.91%		0.91	%(i)
Waiver/Reimbursement	0.30	%(i)	0.30%		0.22%		0.14	%(i)
Net investment income (h)	3.00	%(i)	3.43%		3.99%		4.16	%(i)
Portfolio turnover rate	106	%(f)	256%		209%		49	%(f)
Net assets, end of period (000s)	$15,954		$15,362		$5,299		$10

(a)	Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	Total return includes a reimbursement of loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on the Fund’s total return.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31, 2008 (a)
Class C Shares	2010		2010		2009
Net Asset Value, Beginning of Period	$9.29		$8.80		$9.09		$9.09

Income from Investment Operations:
Net investment income (b)	0.11		0.25		0.29		—	(c)
Net realized and unrealized gain (loss) on investments, futures contracts and credit default swap contracts	0.36		0.58		(0.26)		—	(c)

Total from investment operations	0.47		0.83		0.03		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.12)		(0.26)		(0.31)		—	(c)
From net realized gains	(0.06)		(0.08)		(0.01)		—

Total distributions to shareholders	(0.18)		(0.34)		(0.32)		—	(c)

Increase from Regulatory Settlements	—		—	(c)	—		—

Net Asset Value, End of Period	$9.58		$9.29		$8.80		$9.09
Total return (d)(e)	5.09	%(f)	9.56	%(g)	0.44%		0.01	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.55	%(i)	1.57%		1.66%		1.66	%(i)
Interest expense	—		—		—	%(j)	—
Net expenses (h)	1.55	%(i)	1.57%		1.66%		1.66	%(i)
Waiver/Reimbursement	0.30	%(i)	0.30%		0.22%		0.14	%(i)
Net investment income (h)	2.26	%(i)	2.71%		3.32%		3.41	%(i)
Portfolio turnover rate	106	%(f)	256%		209%		49	%(f)
Net assets, end of period (000s)	$2,510		$2,226		$1,317		$10

(a)	Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	Total return includes a reimbursement of loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on the Fund’s total return.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Bond Fund

Selected data for a share outstanding throughout the period is as follows:

Class I Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$9.58

Income from Investment Operations:
Net investment income (b)(c)	—
Net realized and unrealized gain on investments, futures contracts and credit default swap contracts (c)	—

Total from investment operations (c)	—

Less Distributions to Shareholders:
From net investment income (c)	—

Net Asset Value, End of Period	$9.58
Total return (d)(e)(f)	0.03%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	0.51%
Waiver/Reimbursement (h)	0.24%
Net investment income (g)(h)	2.58%
Portfolio turnover rate (e)	106%
Net assets, end of period (000s)	$3

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Bond Fund

Selected data for a share outstanding throughout the period is as follows:

Class W Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$9.57

Income from Investment Operations:
Net investment income (b)(c)	—
Net realized and unrealized gain on investments, futures contracts and credit default swap contracts (c)	—

Total from investment operations (c)	—

Less Distributions to Shareholders:
From net investment income (c)	—

Net Asset Value, End of Period	$9.57
Total return (d)(e)(f)	0.02%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	0.80%
Waiver/Reimbursement (h)	0.28%
Net investment income (g)(h)	2.29%
Portfolio turnover rate (e)	106%
Net assets, end of period (000s)	$3

(a)	Class W shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class Y Shares	(Unaudited) Six Months Ended September 30, 2010	Period Ended March 31, 2010 (a)
Net Asset Value, Beginning of Period	$9.30	$8.93

Income from Investment Operations:
Net investment income (b)	0.15	0.24
Net realized and unrealized gain on investments, futures contracts and credit default swap contracts	0.37	0.38

Total from investment operations	0.52	0.62

Less Distributions to Shareholders:
From net investment income	(0.17)	(0.25)
From net realized gains	(0.06)	—

Total distributions to shareholders	(0.23)	(0.25)

Net Asset Value, End of Period	$9.59	$9.30
Total return (c)(d)(e)	5.61%	7.00%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)(g)	0.55%	0.55%
Interest expense	—	—
Net expenses (f)(g)	0.55%	0.55%
Waiver/Reimbursement (g)	0.23%	0.26%
Net investment income (f)(g)	3.25%	3.58%
Portfolio turnover rate (e)	106%	256%
Net assets, end of period (000s)	$17,193	$14,913

(a)	Class Y shares commenced operations on July 15, 2009. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010		2009		2008 (a)(b)	2007	2006 (c)
Net Asset Value, Beginning of Period	$9.29		$8.80		$9.09		$8.98	$8.84	$9.15

Income from Investment Operations:
Net investment income (d)	0.15		0.34		0.41		0.40	0.39	0.37
Net realized and unrealized gain (loss) on investments, futures contracts and credit default swap contracts	0.37		0.58		(0.28)		0.10	0.14	(0.18)

Total from investment operations	0.52		0.92		0.13		0.50	0.53	0.19

Less Distributions to Shareholders:
From net investment income	(0.17)		(0.35)		(0.41)		(0.39)	(0.39)	(0.38)
From net realized gains	(0.06)		(0.08)		(0.01)		—	—	(0.12)

Total distributions to shareholders	(0.23)		(0.43)		(0.42)		(0.39)	(0.39)	(0.50)

Increase from regulatory settlements	—		—	(e)	—		—	—	—

Net Asset Value, End of Period	$9.58		$9.29		$8.80		$9.09	$8.98	$8.84
Total return (f)(g)	5.61	%(h)	10.66	%(i)	1.49%		5.75%	6.08%	2.00%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (j)	0.55	%(k)	0.57%		0.66%		0.90%	0.90%	0.90%
Interest expense	—		—		—	%(l)	—	—	—
Net expenses (j)	0.55	%(k)	0.57%		0.66%		0.90%	0.90%	0.90%
Waiver/Reimbursement	0.30	%(k)	0.30%		0.22%		0.22%	0.30%	0.40%
Net investment income (j)	3.25	%(k)	3.72%		4.62%		4.45%	4.36%	4.05%
Portfolio turnover rate	106	%(h)	256%		209%		49%	49%	95%
Net assets, end of period (000s)	$692,574		$581,596		$492,874		$546,781	$313,967	$281,767

(a)	On March 31, 2008, Shares class of Core Bond Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z shares. The financial information of the Fund’s Class Z shares includes the financial information of Core Bond Fund’s Shares class.

(b)	On March 31, 2008, Core Bond Fund’s Institutional Shares class were exchanged for Class Z shares of the Fund.

(c)	Per share data for the year ended March 31, 2006 was audited by other auditors.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Total return at net asset value assuming all distributions reinvested.

(h)	Not annualized.

(i)	Total return includes a reimbursement of loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Annualized.

(l)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Notes to Financial Statements – Columbia Bond Fund

September 30, 2010 (Unaudited)

Note 1. Organization

Columbia Bond Fund (the “Fund), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks high current income, consistent with minimal fluctuation of principal.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers six classes of shares: Class A, Class C, Class I, Class W, Class Y and Class Z. Effective September 27, 2010, Class I and Class W shares of the Fund commenced operations. The Fund is also authorized to issue Class B and Class T shares, however as of the date of this report these share classes are not offered for sale and have not commenced operations. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge (“CDSC”) of 1.00% based upon the holding period after purchase.

Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Class I, Class W, Class Y and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of these share classes, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and, except as disclosed in Note 13, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data. These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

23

Columbia Bond Fund

September 30, 2010 (Unaudited)

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

The Fund may invest in derivative instruments. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (“TIPS”). The principal amount of TIPS is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statement of Operations.

24

Columbia Bond Fund

September 30, 2010 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$26,334,036
Long-Term Capital Gains	884,218

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$34,614,008
Unrealized depreciation	(2,236,628)

Net unrealized appreciation	$32,377,380

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly

25

Columbia Bond Fund

September 30, 2010 (Unaudited)

change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. (“Ameriprise Financial”) acquired a portion of the asset management business of Columbia Management Group, LLC (the “Transaction”), including the business of managing the Fund. In connection with the closing of the Transaction (the “Closing”), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Fund and subsequently changed its name to Columbia Management Investment Advisers, LLC (the “New Advisor”). The New Advisor receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.65%
$500 million to $1 billion	0.35%
$1 billion to $1.5 billion	0.32%
$1.5 billion to $3 billion	0.29%
$3 billion to $6 billion	0.28%
Over $6 billion	0.27%

Prior to the Closing, Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provided investment advisory services to the Fund under the same fee structure.

For the six month period ended September 30, 2010, the Fund’s annualized effective investment advisory fee rate was 0.57% of the Fund’s average daily net assets.

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Fund under a new Administrative Services Agreement (the “Administrative Agreement”). Under the Administrative Agreement, the New Advisor provides administrative and other services to the Fund, including services previously performed under the Pricing and Bookkeeping Oversight and Services Agreement discussed below. The New Advisor receives a monthly administration fee at the annual rate of 0.15% of the Fund’s average daily net assets.

Prior to the Closing, Columbia provided administrative services to the Fund at the same fee rates.

Pricing and Bookkeeping Fees

Prior to the Closing, the Fund entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank and Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Upon the Closing, Columbia assigned and delegated its rights and obligations under the State Street Agreements to the New Advisor. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Also prior to the Closing, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund’s portfolio securities, incurred by Columbia in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing. These services are now provided under the Administrative Agreement discussed above.

26

Columbia Bond Fund

September 30, 2010 (Unaudited)

Transfer Agent Fee

In connection with the Closing, RiverSource Service Corporation, a wholly owned subsidiary of Ameriprise Financial, became the transfer agent of the Fund and subsequently changed its name to Columbia Management Investment Services Corp. (the “New Transfer Agent”). The New Transfer Agent has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The New Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the New Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The New Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The New Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the New Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the New Transfer Agent maintains in connection with its services to the Fund. The New Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to the Closing, Columbia Management Services, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and contracted with BFDS to serve as sub-transfer agent, under the same fee structure.

For the six month period ended September 30, 2010, the Fund’s annualized effective transfer agent fee rate for each class as a percentage of average daily net assets was as follows:

Class A	Class C	Class W	Class Y	Class Z
0.08%	0.08%	0.08%	0.00%*	0.08%

Class I shares do not pay transfer agent fees.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2010, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Fund and subsequently changed its name to Columbia Management Investment Distributors, Inc. (the “New Distributor”).

For the six month period ended September 30, 2010, initial sales charges paid by shareholders on the purchase of Class A shares amounted to $6,472 and received net CDSC fees paid by shareholders on certain redemptions of Class C shares amounted to $1,000.

The Fund has adopted distribution and shareholder servicing plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the New Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. The Plans require the payment of a monthly service fee to the New Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares. The Plans also require the payment of a monthly distribution fee to the New Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class C shares only.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the New Distributor for amounts paid by the New Distributor to dealers who sold such shares.

Prior to the Closing, Columbia Management Distributors, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the principal underwriter of the Fund’s shares. There were no changes to the underwriting

27

Columbia Bond Fund

September 30, 2010 (Unaudited)

discount structure of the Fund or the service or distribution fee rates paid by the Fund as a result of the Transaction.

Fee Waivers and Expense Reimbursements

Effective September 27, 2010, the New Advisor has contractually agreed to reimburse a portion of the Fund’s expenses through September 30, 2011, so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.80%, 1.55%, 0.51%, 0.80%, 0.55% and 0.55% of the Fund’s average daily net assets attributable to Class A, Class C, Class I, Class W, Class Y and Class Z shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund’s and the Advisor.

From May 1, 2010 to September 26, 2010, the New Advisor had voluntarily agreed to reimburse a portion of the Fund’s expenses, so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, did not exceed 0.55% of the Fund’s average daily net assets on an annualized basis. Prior to May 1, 2010, Columbia voluntarily reimbursed a portion of the Fund’s expenses in the same manner.

Fees Paid to Officers and Trustees

In connection with the Closing, all officers of the Fund are employees of the New Advisor or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year. Prior to the Closing, the Fund paid its pro-rata share of the expenses for the Chief Compliance Officer under the same fee structure.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended September 30, 2010, these custody credits reduced total expenses by $129 for the Fund.

Note 6. Objectives and Strategies for Investing in Derivative Instruments

The Fund uses derivatives instruments including futures contracts and credit default swaps in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for the use of derivatives do not work as intended, the Fund may not achieve its investment objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks:

Credit Risk: Credit risk relates to the ability of the issuer or guarantor of a fixed income security, or counter party to a derivative contract to make timely principal and /or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Generally, lower-yield higher-quality bonds are subject to credit risk to a lesser extent than lower-grade higher-yield bonds.

Interest Rate Risk: Interest rate risk relates to the fluctuation in value of fixed income securities because of the inverse relationship of price and yield. Fixed income securities generally will decline in value upon an increase in general interest rates and their value generally will increase upon a decline in general interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

28

Columbia Bond Fund

September 30, 2010 (Unaudited)

The following provides more detailed information about each derivative type held by the Fund:

Futures Contracts — The Fund entered into interest rate futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark.

The use of futures contracts involves certain risks, which include, among these: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction of the future direction of interest rates by the Fund’s investment advisor.

Upon entering into a futures contract, the Fund identifies within its portfolio of investments cash or securities in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

During the six month period ended September 30, 2010, the Fund entered into 1,247 futures contracts.

Credit Default Swap Contracts — The Fund entered into credit default swap transactions as a protection buyer to reduce overall credit exposure.

Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may receive or make an upfront payment as the protection buyer or seller. Credit default swaps are marked to market daily based on quotations from market makers and any change is recorded as unrealized appreciation/depreciation on the Statement of Assets and Liabilities. Periodic payments received or made are recorded as a realized gain or loss and premiums received or made are amortized on the Statement of Operations.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

During the six month period ended September 30, 2010, the Fund purchased credit default swaps with a notional amount of $10,955,000.

The following table is a summary of the value of the Fund’s derivative instruments as of September 30, 2010:

Fair Value of Derivative Instruments Statement of Assets and Liabilities
Assets	Fair Value	Liabilities	Fair Value
Futures Variation Margin	$45,500*	Futures Variation Margin	$—
Open Credit Default Swaps/ Premiums	497,987	Open Credit Default Swaps/ Premiums	42,599

*	Includes only current day’s variation margin.

29

Columbia Bond Fund

September 30, 2010 (Unaudited)

The effect of derivative instruments on the Fund’s Statement of Operations for the six month period ended September 30, 2010:

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Futures Contracts	Interest Rate	$(6,296,991)	$(20,613)
Credit Default Swap Contracts	Credit	(157,295)	301,095

Note 7. Portfolio Information

For the six month period ended September 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $678,049,586 and $719,745,280, respectively, of which $551,721,561 and $596,485,441, respectively, were U.S. Government securities.

Note 8. Regulatory Settlements

During the year ended March 31, 2010, the Fund received payments totaling $4,011 relating to certain regulatory settlements with third parties that the Fund had participated in during the year. The payments have been included in “Increase from regulatory settlements” on the Statement of Changes in Net Assets.

Note 9. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2010, the Fund did not borrow under these arrangements.

Note 10. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

For the six month period ended September 30, 2010, the Fund did not participate in the securities lending program.

Note 11. Shareholder Concentration

As of September 30, 2010, one shareholder account owned 60.8% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 12. Significant Risks and Contingencies

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which

30

Columbia Bond Fund

September 30, 2010 (Unaudited)

is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market’s assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business

31

Columbia Bond Fund

September 30, 2010 (Unaudited)

activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 13. Subsequent Event

Effective October 14, 2010, the line of credit disclosed in Note 9 was extended. Interest on the $280,000,000 committed, unsecured revolving line of credit provided by State Street will continue to be charged at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. The commitment fee has been decreased from 0.15% per annum to 0.125% per annum and will continue to be accrued and apportioned among the participating funds pro rata based on their relative net assets.

32

Board Consideration and Approval of New Investment

Advisory Agreement

In September 2010, the Board of Trustees (the “Board”) unanimously approved new Investment Management Services Agreements (the “Advisory Agreements”) on behalf of various Columbia funds that would increase or decrease the contractual investment advisory fee rates payable by each affected Columbia fund (each, an “Affected Fund”) to Columbia Management for investment advisory services. For Columbia Bond Fund, the Advisory Agreement would, subject to shareholder approval, increase contractual investment advisory fee rates. As detailed below, the Board held numerous meetings and discussions with the management team of Columbia Management and reviewed and considered materials in connection with the approval of the investment advisory fee before determining to approve the Advisory Agreements.

On April 30, 2010, Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC, a subsidiary of Bank of America and the parent of the Affected Funds’ former investment adviser. In connection with that acquisition, the Affected Funds entered into investment management services agreements with Columbia Management, a subsidiary of Ameriprise Financial, Inc.

Beginning in April 2010, Columbia Management presented to the Advisory Fees and Expenses Committee (the “Committee”) of the Board a proposal to rationalize the fees and expenses, including the advisory fees, of the various registered investment companies in the combined complex of Columbia-, RiverSource-, Seligman- and Threadneedle-branded funds (the “Columbia Funds Complex”). Because these funds were organized at different times by many different sponsors, their fees and expenses did not reflect a common overall design, and Columbia Management proposed to implement a more consistent schedule of fees for similar funds based on a uniform pricing model across all of the funds. In this regard, Columbia Management presented the Committee with various data comparing current and proposed fee schedules to the fee schedules of peer funds, as selected by an independent third-party data provider. While Columbia Management projected that the proposed rationalization would reduce the overall fees and expenses of all of the funds in the aggregate, it was expected that certain fees and expenses, including advisory fees, would increase for certain funds. At the same time, Columbia Management presented the Committee with proposals to provide for consistent administrative services fee schedules across funds in the same asset class, reduced custody fee rates and a consistent transfer agency fee schedule across the funds, as well as initial proposals to merge various funds. In connection with these proposals, the Committee and the trustees considered a proposal by Columbia Management to contractually limit the total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund’s custodian) of Class A shares of funds, the expenses of which exceed the median expenses of such fund’s Class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider), to such median expenses (or a lower, agreed-upon rate), and to limit the total expenses of such funds’ other classes to a corresponding amount, adjusted to reflect any class-specific expenses (including transfer agency fees and payments under any distribution plan, shareholder servicing plan, and/or plan administration agreement).

The Committee and the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust (the “Independent Trustees”) requested and evaluated materials from, and were provided materials and information regarding the Advisory Agreements by, Columbia Management. The Committee, at meetings held on April 20, 2010, May 3, 2010, June 7, 2010, July 27, 2010 and August 10, 2010, and the Independent Trustees, at meetings held on April 20, 2010, May 4, 2010, June 7, 2010 and August 11, 2010, reviewed the materials provided in connection with their consideration of the Advisory Agreements and other matters relating to the proposals and discussed them with representatives of Columbia Management. The Committee and the Independent Trustees also reviewed and considered information that they had previously received in connection with their most recent consideration and approval of the current investment management services agreements with Columbia Management. They also consulted with Fund counsel and with the Independent Trustees’ independent legal counsel, who advised on the legal standards for consideration by the trustees and otherwise assisted the trustees in their deliberations. The trustees also met with, and reviewed and considered a report prepared and provided by, the independent fee consultant (the “Fee Consultant”) appointed

33

by the Independent Trustees pursuant to an assurance of discontinuance entered into by Columbia Management Advisors, LLC, the Affected Funds’ previous adviser, with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). Under the NYAG Settlement, the Fee Consultant’s role is to manage the process by which management fees are negotiated so that they are negotiated in a manner that is at arms’ length and reasonable. On August 10, 2010, the Committee recommended that the trustees approve the Advisory Agreements. On September 14, 2010, the trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for each Affected Fund, subject to shareholder approval.

The trustees considered all materials that they, their legal counsel or Columbia Management believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreements. The factors considered by the Committee and the trustees in recommending approval and approving the Advisory Agreement for each Affected Fund included the following:

■	The expected benefits of continuing to retain Columbia Management as the Affected Funds’ investment manager;

■	The terms and conditions of the Advisory Agreements, including the increase or decrease, as applicable, in the advisory fee schedule for each Affected Fund;

■

The impact of the proposed changes in investment advisory fee rates, as well as proposed changes in administrative services, transfer agency and custody fee rates, on each Affected Fund’s total expense ratio;

■	For Columbia Bond Fund, the reduction in the rates payable under its administrative services agreement;

■

The willingness of Columbia Management to agree to contractually limit or cap total operating expenses for Columbia Bond Fund so that total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund’s custodian) of Class A shares would not exceed the median expenses of such fund’s class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider);

■	That Columbia Management, and not any Affected Fund, would bear the costs of obtaining any necessary shareholder approvals of the Advisory Agreements;

■	The expected impact on expenses for certain Affected Funds of proposed mergers; and

■	The expected benefits of further integrating the Combined Fund Complex by:

■

Standardizing total management fees across similar funds in the Combined Fund Complex to promote comparability of pricing among a menu of funds available to investors, including through exchange privileges; and

■

Aligning investment advisory fee rates across funds in the Combined Fund Complex that are in the same investment category (e.g., the amendment would align the investment advisory fee rates of Columbia Large Cap Growth Fund with those of all other actively managed large-cap funds in the Combined Fund Complex).

Nature, Extent and Quality of Services Provided under the Advisory Agreements

The trustees considered the nature, extent and quality of services provided to the Affected Funds by Columbia Management and its affiliates under the Advisory Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Affected Funds by Columbia Management and its affiliates. The trustees considered, among other things, the ability of Columbia Management to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including Columbia Management’s personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the trade execution services provided on behalf of the Affected Funds and the quality of Columbia Management’s investment research capabilities and the other resources that it devotes to each Affected Fund. For each Affected Fund, the trustees also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing these and related factors, the trustees concluded, within the context of

34

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their overall conclusions, that the nature, extent and quality of the services to be provided to each Affected Fund under the Advisory Agreements supported the approval of the Advisory Agreements.

Investment Performance

The trustees reviewed information about the performance of each Affected Fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each Affected Fund to the performance of peer groups of mutual funds and performance benchmarks. The trustees also reviewed a description of the third party’s methodology for identifying each Fund’s peer group for purposes of performance and expense comparisons. In the case of each Affected Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant approval of the Affected Fund’s Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Affected Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Affected Fund’s investment strategy and policies and that the Affected Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Affected Fund’s investment strategy; (iii) that the Affected Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that Columbia Management had taken or was taking steps designed to help improve the Affected Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The trustees noted that, through February 28, 2010, Columbia Bond Fund’s performance was in the first quintile (where the best performance would be in the first quintile) for the one-year period and in the second quintile for the three-, five- and ten-year periods of the peer group selected by an independent third-party data provider for the purposes of performance comparisons.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions regarding each of the Advisory Agreements, that the performance of each Affected Fund and Columbia Management was sufficient, in light of other considerations, to warrant the approval of the Advisory Agreement pertaining to that Affected Fund.

Investment Advisory Fee Rates and Other Expenses

The trustees considered that the Advisory Agreement for Columbia Bond Fund would increase the contractual investment advisory fee rates payable by that Fund at certain asset levels and would be otherwise identical to that Fund’s current investment management services agreement. In addition, the trustees also considered that, with the proposed fee reductions under the administrative services agreement, the contractual fee rate under both the Advisory Agreement and the proposed administrative services agreement would be lower than the current combined contractual fee rate under those agreements at most asset levels. The trustees also considered that based on its expenses for its most recent fiscal year, adjusted to give effect to the Advisory Agreement and other proposed contractual changes, including the contractual expense limitations described above, Columbia Bond Fund’s contractual management fees would have been in the third quintile (where the lowest fees and expenses would be in the first quintile) and total net expenses would have been in the first quintile of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the advisory fee rates under the Advisory Agreements and anticipated total expenses of each Affected Fund supported the approval of the Advisory Agreements.

Costs of Services Provided and Profitability

The trustees considered information about the advisory fees charged by Columbia Management to comparable institutional accounts. In considering the fees charged to those accounts, the trustees took into account, among other things, Columbia Management’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services

35

provided, differences in the risk profile of such business for Columbia Management, and the additional resources required to manage mutual funds effectively. In evaluating each Affected Fund’s proposed advisory fees, the trustees also took into account the demands, complexity and quality of the investment management of the Affected Fund.

The trustees also considered the compensation directly or indirectly received by Columbia Management and its affiliates in connection with their relationships with the Affected Funds. The trustees reviewed information provided by management as to the projected profitability to Columbia Management and its affiliates of their relationships with each Affected Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant Affected Funds, the current and anticipated expense levels of each Affected Fund, and the implementation of breakpoints and/or expense limitations with respect to each Affected Fund.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions, that the proposed changes to the advisory fees, and the related profitability to Columbia Management and its affiliates of their relationships with the Affected Fund, supported the approval of the Advisory Agreement pertaining to that Affected Fund.

Economies of Scale

The trustees considered the existence of any economies of scale in the provision by Columbia Management of services to each Affected Fund, to groups of related funds and to Columbia Management’s investment advisory clients as a whole, and whether those economies of scale were shared with the Affected Funds through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by Columbia Management in investment, trading and compliance resources. The trustees noted that all of the Affected Funds were expected to benefit from breakpoints and/or expense limitation arrangements. In considering those issues, the trustees also took note of the costs of the services to be provided (both on an absolute and relative basis) and the projected profitability to Columbia Management and its affiliates of their relationships with the Affected Funds, as discussed above. The trustees also noted the expected expense synergies and other anticipated benefits to Columbia Management and fund shareholders of both the rationalization of fees and expenses and the proposed mergers of certain Affected Funds. After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Affected Funds supported the approval of the Advisory Agreements.

Other Benefits to Columbia Management

The trustees received and considered information regarding any expected “fall-out” or ancillary benefits to be received by Columbia Management and its affiliates as a result of their relationships with the Affected Funds, such as the provision by Columbia Management of administrative services to the Affected Funds and the provision by Columbia Management’s affiliates of distribution and transfer agency services to the Affected Funds, and how the proposed rationalization of fees and expenses might affect such benefits, including the fact that to the extent fees payable by the Affected Funds decrease, and the fees for such Funds were subject to a contractual limit or cap on expenses, Columbia Management may pay less in expense reimbursements. The trustees considered that the Affected Funds’ distributor, an affiliate of Columbia Management, retains a portion of the distribution fees from the Affected Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Affected Funds, and that other affiliates of Columbia Management receive various forms of compensation in connection with their sale of shares of the Affected Funds. The trustees also considered the benefits of research made available to Columbia Management by reason of brokerage commissions generated by the Affected Funds’ securities transactions, and reviewed information about Columbia Management’s practices with respect to allocating portfolio brokerage and the use of “soft” commission dollars to pay for research. The trustees considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to disclose and to monitor such possible conflicts of interest. The trustees recognized that Columbia Management’s profitability would be somewhat lower without these benefits.

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In their deliberations, the trustees did not identify any single item that was paramount or controlling and individual trustees may have attributed different weights to various factors. The trustees also evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each Affected Fund.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel and the Fee Consultant, the trustees, including the Independent Trustees, approved each Advisory Agreement.

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Summary of Management Fee Evaluation by Independent Fee Consultant

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS

SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, LLC, and Columbia Management Distributors, Inc. September 21, 2010

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Management Distributors, Inc.1 (“CMD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and, together with some or all of such funds, the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Atlantic Funds” (together with the other members of that Board, the “Trustees”) retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared this written evaluation of the fee negotiation process. As has been the case with my previous reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this report.

On September 29, 2009, Ameriprise entered into an asset purchase agreement with Bank of America, N.A. and its parent, Bank of America Corporation (together, the “Bank”) pursuant to which the Bank agreed to sell certain CMG assets relating to Columbia’s long-term asset management business, including management of the Atlantic Funds (the “Transaction”). The Transaction, which closed on April 30, 2010,3 resulted in the termination of the existing Investment Management Agreements with CMA. Prior to the closing of the Transaction, the Trustees and the shareholders of the Funds approved new Advisory and Administrative Agreements with an Ameriprise subsidiary now called Columbia Management Investment Advisers, LLC (“CMIA”). Those Agreements did not change the rates paid by the Funds from the levels specified in the former agreements with CMA.

CMIA serves as the adviser of funds supervised by three different Boards of Trustees: the Atlantic, Nations, and RiverSource Boards, and a subsidiary of CMIA serves as adviser to funds overseen by a fourth Board, Columbia/Wanger. After reviewing the range of funds overseen by all four Boards, CMIA proposed a series of changes intended, among other things, to rationalize its mutual fund product offerings (by, for example, proposing to merge funds with similar investment strategies) and the fees charged to the funds by CMIA and its affiliates. These proposals included (1) changes to the advisory fees paid by certain funds, (2) changes to administrative and similar fees paid by certain funds, (3) changes to the transfer agency, sub-transfer agency, custody, and pricing/bookkeeping fees paid by the Funds, and (4) mergers involving more than 60 funds. CMIA asked the Trustees to consider these proposals together. This report, consistent with and (to the extent applicable) in fulfillment of the terms of the AOD, will focus on changes to advisory and aggregate management fees and discuss other proposals insofar as they affect total fund expenses, which may be a relevant factor in considering the appropriate level of advisory and management fees (defined for purposes of this report as advisory plus administrative fees).

[1]	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or Ameriprise Financial, Inc. (“Ameriprise”), aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Atlantic Funds.

[3]	CMIA, Materials Prepared for the Atlantic Fees and Expense Committee, June 7, 2010 (“June 7 Materials”), Tab 1 at p. 1.

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A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees … to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees … using … an annual independent written evaluation prepared by or under the direction of … the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of the adviser’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of the adviser for like services;

5.	Costs to the adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of the adviser and its affiliates from supplying such services.

II. Findings

1.	Based upon my examination of the information supplied by CMIA and Ameriprise in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed contractual advisory and/or administrative fee changes at any asset level for each affected Atlantic Fund (each a “Fee Change Fund”).

2.	In my view, the process by which the proposed management fees of each Fee Change Fund have been negotiated with CMIA thus far has been, to the extent practicable, at arm’s length and reasonable and consistent with the AOD.

3.	There are 25 Funds for which CMIA has proposed an increase either in the contractual advisory or management fee (each a “Fee Increase Fund”). Seven of these Funds have a combination of higher contractual advisory fees and either lower or unchanged contractual management fees. The remaining 18 Funds have higher contractual management fees with the majority resulting from higher contractual advisory fees. For five Funds, however, the higher management fees result from a combination of lower advisory fees and higher administrative fees.

4.	The actual management fee, computed on the basis of assets as of October 31, 2009, would increase for 16 of the Fee Increase Funds after accounting for CMIA’s proposed expense limitation program, non-management fee changes, and proposed mergers. Seven Funds would have lower actual management fees, and two would experience no change in actual management fees.

5.	Sixteen of the 25 Fee Increase Funds have generally median or better-than-median performance. Only one Fee Increase Fund — High Yield Opportunity Fund — would be identified for further review based on performance criteria used by the Trustees in past contract review processes.

6.	CMIA proposed that the Funds and most other mutual funds it or its affiliates advise or sponsor (together, the “CMIA Funds”) be subject to a contractual expense limitation calculated as the median of the relevant fund’s Lipper expense group. As a result, all Fee Increase Funds are projected to have total expenses in the first, second, or third quintiles after full implementation of the proposed fee changes, expense limitations, and mergers. The expense limitation would be recalculated every year based on updated Lipper data. An analysis of the changes in median expenses for 2009 and 2010 indicates that some Funds are likely to experience sizable changes in their expense limits. Some Funds would have higher-than-median actual management fees notwithstanding the newly-established expense limitations.

39

7.	CMIA reviewed differences between management of retail mutual funds and advising institutional accounts and supplied charts plotting contractual and actual institutional and fund fees against assets in various investment categories. The data showed that mutual fund fees are often lower at small asset levels reflecting CMIA’s reimbursement of fund expenses. At higher asset levels, mutual fund fees typically exceed institutional fees.

8.	CMIA provided fund-by-fund projected profitability data. Due to the significant changes in the operations of the Funds (including the change of the Funds’ investment adviser), historical profitability data was judged to have little relevance.

9.	CMIA provided projections of both the cumulative benefit to CMIA Fund shareholders of all aspects of its proposals (including proposed mergers) and the synergies in the form of decreased expenses that would benefit CMIA and its parent, Ameriprise.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, MA 02110

41

Columbia Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1180 A (11/10)

Equity Funds

> Columbia Blended Equity Fund

> Columbia Energy and Natural Resources Fund

> Columbia Mid Cap Core Fund

> Columbia Select Large Cap Growth Fund

> Columbia Select Opportunities Fund

> Columbia Select Small Cap Fund

> Columbia Value and Restructuring Fund

> Columbia Emerging Markets Fund

> Columbia International Growth Fund

> Columbia Pacific/Asia Fund

Semiannual Report for the Period Ended September 30, 2010

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

■

A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

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A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Blended Equity Fund

Average annual total return as of 09/30/10 (%)

Share class	A		C		Z
Inception	03/31/08		03/31/08		04/28/85
Sales charge	without	with	without	with	without
6-month (cumulative)	–2.37	–7.99	–2.83	–3.75	–2.33
1-year	6.67	0.55	5.75	4.75	6.90
5-year	0.48	–0.70	0.08	0.08	0.59
10-year	–1.20	–1.78	–1.40	–1.40	–1.15

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The fund commenced operations on March 31, 2008. The returns of the Class A and Class C shares shown for periods prior to March 31, 2008 are those of the Shares class shares of the Blended Equity Fund, the predecessor to the fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”). The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the periods prior to March 31, 2008 would be lower. The returns of Class Z shares shown for periods prior to March 31, 2008 are those of Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses.

Inception date refers to the date on which the fund share class commenced operations for Class A and Class C shares and the date on which the Predecessor Fund share class commenced operations for Class Z shares.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

–2.37% Class A shares (without sales charge)

–1.42% S&P 500 Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	21.40
Class C	21.26
Class Z	21.38

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	1.11
Class C	1.04
Class Z	1.14

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund many not match those in an index.

Understanding Your Expenses – Columbia Blended Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	976.30	1,018.80	6.19	6.33	1.25
Class C	1,000.00	1,000.00	971.70	1,015.04	9.89	10.10	2.00
Class Z	1,000.00	1,000.00	976.70	1,020.05	4.96	5.06	1.00

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Performance Information – Columbia Energy and Natural Resources Fund

Average annual total return as of 09/30/10 (%)

Share class	A		C		I	R	Z
Inception	09/28/07		09/28/07		09/27/10	09/27/10	12/31/92
Sales charge	without	with	without	with	without	without	without
6-month (cumulative)	–5.32	–10.78	–5.71	–6.66	n/a	n/a	–5.20
1-year	1.49	–4.32	0.81	–0.19	n/a	n/a	1.82
5-year	2.64	1.43	2.21	2.21	n/a	n/a	2.78
10-year/Life	9.08	8.44	8.84	8.84	1.54	1.55	9.15

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The fund commenced operations on March 31, 2008. The returns of the Class A and Class C shares shown for periods prior to March 31, 2008 include the returns of Class A shares or Class C shares, as applicable, of Energy and Natural Resources Fund, the predecessor to the fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods after September 27, 2007, and include the returns of Shares class shares of the Predecessor Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the periods prior to September 28, 2007 would be lower. The returns of Class Z shares shown for periods prior to March 31, 2008 are those of Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses.

Class I and Class R shares were initially offered by the fund on September 27, 2010.

Inception date refers to the date on which the Predecessor Fund share class commenced operations for Class A, Class C and Class Z shares and the date on which the fund share class commenced operations for Class I and Class R shares.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution and service (Rule 12b-1) fee. Class I, Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

–5.32% Class A shares (without sales charge)

+1.64% S&P North American Natural Resources Sector Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	19.04
Class C	18.65
Class I	19.11
Class R	19.05
Class Z	19.11

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.00	*
Class Z	0.01

*	Rounds to less than $0.01.

[1]

The Standard & Poor’s (S&P) North American Natural Resources Sector Index is a modified market capitalization-weighted index designed as a benchmark for U.S. traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses – Columbia Energy and Natural Resources Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	946.80		1,018.95	5.95		6.17	1.22
Class C	1,000.00	1,000.00	942.90		1,015.19	9.59		9.95	1.97
Class I	1,000.00	1,000.00	1,015.40	*	1,020.38	0.08	*	4.73	0.93
Class R	1,000.00	1,000.00	1,015.50	*	1,017.71	0.12	*	7.42	1.47
Class Z	1,000.00	1,000.00	948.00		1,020.21	4.74		4.91	0.97

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*For the period September 27, 2010 through September 30, 2010. Class I and Class R shares commenced operations on September 27, 2010.

Performance Information – Columbia Mid Cap Core Fund

Average annual total return as of 09/30/10 (%)

Share class	A		C		R	Z
Inception	03/31/08		03/31/08		12/31/04	05/31/96
Sales charge	without	with	without	with	without	without
6-month (cumulative)	2.94	–3.00	2.57	1.57	2.80	3.06
1-year	13.55	7.04	12.98	11.98	13.29	13.97
5-year	–2.00	–3.16	–2.30	–2.30	–2.37	–1.87
10-year	3.88	3.27	3.72	3.72	3.65	3.96

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The fund commenced operations on March 31, 2008. The returns of Class A and Class C shares shown for periods prior to March 31, 2008 are those of Shares class shares of Mid Cap Value and Restructuring Fund, the predecessor to the fund and a series of Excelsior Funds Trust (the “Predecessor Fund”). The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be lower. The returns of Class R shares shown include the returns of Retirement Shares class shares of the Predecessor Fund for periods after December 30, 2004, and include the returns of Shares class shares of the Predecessor Fund for periods prior to December 31, 2004. The returns shown reflect that Class R shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be lower. The returns of Class Z shares shown for periods prior to March 31, 2008 are those of Shares class shares of the Predecessor Fund. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. The inception date of the Predecessor Fund was May 31, 1996.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+2.94% Class A shares (without sales charge)

+2.12% Russell Midcap Index[1]

+1.40% Russell Midcap Value Index[2]

Net asset value per share

as of 09/30/10 ($)
Class A	15.27
Class C	15.15
Class R	15.06
Class Z	15.31

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.01
Class Z	0.02
[1]

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

[2]

The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses – Columbia Mid Cap Core Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,029.40	1,018.55	6.61	6.58	1.30
Class C	1,000.00	1,000.00	1,025.70	1,014.79	10.41	10.35	2.05
Class R	1,000.00	1,000.00	1,028.00	1,017.30	7.88	7.84	1.55
Class Z	1,000.00	1,000.00	1,030.60	1,019.80	5.34	5.32	1.05

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Performance Information – Columbia Select Large Cap Growth Fund

Average annual total return as of 09/30/10 (%)

Share class	A		C		I	R	W	Z
Inception	09/28/07		09/28/07		09/27/10	12/31/04	09/27/10	10/01/97
Sales charge	without	with	without	with	without	without	without	without
6-month (cumulative)	5.38	–0.71	4.90	3.90	n/a	5.22	n/a	5.54
1-year	17.95	11.14	16.93	15.93	n/a	17.60	n/a	18.19
5-year	4.44	3.21	3.95	3.95	n/a	4.03	n/a	4.57
10-year/Life	–4.46	–5.02	–4.68	–4.68	0.09	–4.70	0.09	–4.40

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The fund commenced operations on March 31, 2008. The returns of Class A and Class C shares shown for the periods prior to March 31, 2008 include the returns of Class A shares or Class C shares, as applicable, of Large Cap Growth Fund, the predecessor to the fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods after September 27, 2007, and also include the returns of Shares class shares of the Predecessor Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses had been reflected, the returns shown for periods prior to September 28, 2007 would have been lower. The returns of Class R shares shown for periods prior to March 31, 2008 include the returns of Retirement Shares class shares of the Predecessor Fund for periods after December 30, 2004, and include the returns of Shares class shares of the Predecessor Fund for periods prior to December 31, 2004. The returns shown reflect that Class R shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses had been reflected, the returns shown for periods prior to March 31, 2008 would have been lower. The returns of Class Z shares shown for periods prior to March 31, 2008 are those of Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses.

Class I and Class W shares were initially offered by the fund on September 27, 2010.

Inception date refers to the date on which the Predecessor Fund share class commenced operations for Class A, Class C, Class R and Class Z shares and the date on which the fund share class commenced operations for Class I and Class W shares.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and Class W shares are sold at net asset value with distribution (12b-1) fees. Class I, Class R, Class W and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+5.38% Class A shares (without sales charge)

–0.27% Russell 1000 Growth Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	11.17
Class C	10.91
Class I	11.24
Class R	10.89
Class W	11.17
Class Z	11.24
[1]	The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses – Columbia Select Large Cap Growth Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,053.80		1,019.00	6.23		6.12	1.21
Class C	1,000.00	1,000.00	1,050.00		1,015.24	10.07		9.90	1.96
Class I	1,000.00	1,000.00	1,000.90	*	1,020.63	0.07	*	4.49	0.89
Class R	1,000.00	1,000.00	1,052.20		1,017.75	7.51		7.38	1.46
Class W	1,000.00	1,000.00	1,000.90	*	1,018.80	0.10	*	6.33	1.25
Class Z	1,000.00	1,000.00	1,055.40		1,020.26	4.95		4.86	0.96

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*For the period September 27, 2010 through September 30, 2010. Class I and Class W shares commenced operations on September 27, 2010.

Performance Information – Columbia Select Opportunities Fund

Average annual total return as of 09/30/10 (%)

Share class	A		C		Z
Inception	09/28/07		09/28/07		03/31/04
Sales charge	without	with	without	with	without
6-month (cumulative)	–0.28	–5.99	–0.60	–1.59	–0.19
1-year	10.75	4.40	9.90	8.90	11.02
5-year	1.89	0.69	1.40	1.40	2.00
Life	3.75	2.81	3.37	3.37	3.84

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The fund commenced operations on March 31, 2008. The returns of Class A and Class C shares shown for periods prior to March 31, 2008 include the returns of Class A shares or Class C shares, as applicable, of Equity Opportunities Fund, the predecessor to the fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods after September 27, 2007, and include the returns of Shares class shares of the Predecessor Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the periods prior to September 28, 2007 would be lower. The returns of Class Z shares shown for periods prior to March 31, 2008 are those of Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses.

Inception date refers to the date on which the Predecessor Fund share classes commenced operations.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

–0.28% Class A shares (without sales charge)

–1.42% S&P 500 Index[1]

–1.21% Russell 1000 Index[2]

Net asset value per share

as of 09/30/10 ($)
Class A	11.82
Class C	11.66
Class Z	11.82

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.01
Class Z	0.02
[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks.

[2]	The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses – Columbia Select Opportunities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	997.20	1,018.80	6.26	6.33	1.25
Class C	1,000.00	1,000.00	994.00	1,015.04	10.00	10.10	2.00
Class Z	1,000.00	1,000.00	998.10	1,020.05	5.01	5.06	1.00

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Performance Information – Columbia Select Small Cap Fund

Average annual total return as of 09/30/10 (%)

Share class	A		C		R	Z
Inception	09/28/07		09/28/07		12/31/04	12/31/92
Sales charge	without	with	without	with	without	without
6-month (cumulative)	1.02	–4.80	0.62	–0.38	0.97	1.15
1-year	13.06	6.59	12.27	11.27	12.91	13.40
5-year	1.37	0.18	0.91	0.91	0.99	1.49
10-year	3.30	2.69	3.07	3.07	3.06	3.36

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The fund commenced operations on March 31, 2008. The returns of Class A and Class C shares shown for periods prior to March 31, 2008 include the returns of Class A shares or Class C shares, as applicable, of Small Cap Fund, the predecessor to the fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods after September 27, 2007, and include the returns of Shares class shares of the Predecessor Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the periods prior to September 28, 2007 would be lower. The returns of Class R shares shown for periods prior to March 31, 2008 include the returns of Retirement Shares class shares of the Predecessor Fund for periods after December 30, 2004, and include the returns of Shares class shares of the Predecessor Fund for periods prior to December 31, 2004. The returns shown reflect that Class R shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be lower. The returns of Class Z shares shown for periods prior to March 31, 2008 are those of Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses.

Inception date refers to the date on which the Predecessor Fund share classes commenced operations.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+1.02% Class A shares (without sales charge)

+0.25% Russell 2000 Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	14.89
Class C	14.55
Class R	14.52
Class Z	14.98
[1]

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses – Columbia Select Small Cap Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.20	1,018.30	6.80	6.83	1.35
Class C	1,000.00	1,000.00	1,006.20	1,014.54	10.56	10.61	2.10
Class R	1,000.00	1,000.00	1,009.70	1,017.05	8.06	8.09	1.60
Class Z	1,000.00	1,000.00	1,011.50	1,019.55	5.55	5.57	1.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Performance Information – Columbia Value and Restructuring Fund

Average annual total return as of 09/30/10 (%)

Share class	A		C		I	R	W	Z
Inception	09/28/07		09/28/07		09/27/10	12/31/04	09/27/10	12/31/92
Sales charge	without	with	without	with	without	without	without	without
6-month (cumulative)	–1.63	–7.29	–1.99	–2.96	n/a	–1.76	n/a	–1.51
1-year	10.78	4.41	9.95	8.95	n/a	10.50	n/a	11.05
5-year	0.23	–0.95	–0.20	–0.20	n/a	–0.13	n/a	0.35
10-year/Life	3.80	3.19	3.58	3.58	0.18	3.58	0.18	3.86

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The fund commenced operations on March 31, 2008. The returns of Class A and Class C shares shown include the returns of Class A shares or Class C shares, as applicable, of Value and Restructuring Fund, the predecessor to the fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods after September 27, 2007, and include the returns of Shares class shares of the Predecessor Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the period prior to September 28, 2007 would be lower. The returns of Class R shares shown include the returns of Retirement Shares class shares of the Predecessor Fund for periods after December 30, 2004, and include the returns of Shares class shares of the Predecessor Fund for periods prior to December 31, 2004. The returns shown reflect that Class R shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be lower. The returns of Class Z shares shown for periods prior to March 31, 2008 are those of Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

Class I and Class W shares were initially offered by the fund on September 27, 2010.

Inception date refers to the date on which the Predecessor Fund share class commenced operations for Class A, Class C, Class R and Class Z shares and the date on which the fund share class commenced operations for Class I and Class W shares.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and Class W shares are sold at net asset value with distribution (12b-1) fees. Class I, Class R, Class W and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

–1.63% Class A shares (without sales charge)

–2.14% Russell 1000 Value Index[1]

–1.42% S&P 500 Index[2]

Net asset value per share

as of 09/30/10 ($)
Class A	43.57
Class C	43.50
Class I	43.55
Class R	43.53
Class W	43.57
Class Z	43.55

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.37
Class C	0.21
Class R	0.32
Class Z	0.42

[1]	The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[2]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses – Columbia Value and Restructuring Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	983.70		1,019.10	5.92		6.02	1.19
Class C	1,000.00	1,000.00	980.10		1,015.34	9.63		9.80	1.94
Class I	1,000.00	1,000.00	1,001.80	*	1,020.66	0.07	*	4.45	0.88
Class R	1,000.00	1,000.00	982.40		1,017.85	7.16		7.28	1.44
Class W	1,000.00	1,000.00	1,001.80	*	1,018.90	0.10	*	6.23	1.23
Class Z	1,000.00	1,000.00	984.90		1,020.36	4.68		4.76	0.94

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*For	the period September 27, 2010 through September 30, 2010. Class I and Class W shares commenced operations on September 27, 2010.

Performance Information – Columbia Emerging Markets Fund

Average annual total return as of 09/30/10 (%)

Share class	A		C		I	R	W	Z
Inception	09/28/07		09/28/07		09/27/10	09/27/10	09/27/10	01/02/98
Sales charge	without	with	without	with	without	without	without	without
6-month (cumulative)	10.44	4.07	10.04	9.04	n/a	n/a	n/a	10.62
1-year	22.71	15.69	21.86	20.86	n/a	n/a	n/a	23.13
5-year	10.22	8.92	9.72	9.72	n/a	n/a	n/a	10.35
10-year/Life	12.96	12.29	12.70	12.70	1.79	1.79	1.79	13.02

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The fund commenced operations on March 31, 2008. The returns of Class A and C shares shown include the returns of Class A shares or Class C shares, as applicable, of Emerging Markets Fund, the predecessor to the fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods after September 27, 2007, and include the returns of Shares class shares of the Predecessor Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the period prior to September 28, 2007 would be lower. The returns of Class Z shares shown for periods prior to March 31, 2008 are those of Shares class shares of the Predecessor Fund. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. The inception date of the Predecessor Fund was January 2, 1998.

Class I, Class R and Class W shares were initially offered by the fund on September 27, 2010.

Inception date refers to the date on which the Predecessor Fund share class commenced operations for Class A, Class C and Class Z shares and the date on which the fund share class commenced operations for Class I, Class R and Class W shares.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and Class W shares are sold at net asset value with distribution (12b-1) fees. Class I, Class W, Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+10.44% Class A shares (without sales charge)

+8.15% MSCI Emerging Markets Index (Net)[1]

+0.20% MSCI EAFE Index (Net)[2]

Net asset value per share

as of 09/30/10 ($)
Class A	11.91
Class C	11.80
Class I	11.92
Class R	11.91
Class W	11.91
Class Z	11.92

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.47
Class C	0.47
Class Z	0.47
[1]

The Morgan Stanley Capital International Emerging Markets (MSCI EM) Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of May 27, 2010, the MSCI Emerging Markets Index (Net) consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

[2]

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) is a free float-adjusted market capitalization Index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of May 27, 2010, the MSCI EAFE Index (Net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses – Columbia Emerging Markets Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,104.40		1,016.80	8.70		8.34	1.65
Class C	1,000.00	1,000.00	1,100.40		1,013.04	12.64		12.11	2.40
Class I	1,000.00	1,000.00	1,017.90	*	1,018.40	0.20	*	12.14	1.33
Class R	1,000.00	1,000.00	1,017.90	*	1,015.53	0.16	*	9.62	1.90
Class W	1,000.00	1,000.00	1,017.90	*	1,016.78	0.20	*	12.13	1.65
Class Z	1,000.00	1,000.00	1,106.20		1,018.05	7.39		7.08	1.40

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*For	the period September 27, 2010 through September 30, 2010. Class I, Class R and Class W shares commenced operations on September 27, 2010.

Performance Information – Columbia International Growth Fund

Average annual total return as of 09/30/10 (%)

Share class	A		C		Z
Inception	03/31/08		03/31/08		07/21/87
Sales charge	without	with	without	with	without
6-month (cumulative)	1.31	–4.50	1.02	0.02	1.48
1-year	7.78	1.61	7.09	6.09	8.37
5-year	0.29	–0.89	–0.07	–0.07	0.46
10-year	–0.09	–0.68	–0.27	–0.27	–0.01

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The fund commenced operations on March 31, 2008. The returns of Class A and Class C shares shown for periods prior to March 31, 2008 are those of the Shares class shares of International Fund, the predecessor to the fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”). The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the periods prior to March 31, 2008 would be lower. The returns of Class Z shares shown for periods prior to March 31, 2008 are those of Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses.

Inception date refers to the date on which the fund share class commenced operations for Class A and Class C shares and the date on which the Predecessor Fund share class commenced operations for Class Z shares.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+1.31% Class A shares (without sales charge)

+2.08% MSCI EAFE Growth Index (Net)[1]

Net asset value per share

as of 09/30/10 ($)
Class A	13.21
Class C	13.18
Class Z	13.25

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.26
Class C	0.17
Class Z	0.29

[1]

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Growth Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by Morgan Stanley Capital International (MSCI) as most representing the growth style, such as higher forecasted growth rates, lower book value-to-price ratios, lower forward earnings-to-price ratios and lower dividend yields than securities representing the value style.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses – Columbia International Growth Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,013.10	1,018.05	7.07	7.08	1.40
Class C	1,000.00	1,000.00	1,010.20	1,014.29	10.83	10.86	2.15
Class Z	1,000.00	1,000.00	1,014.80	1,019.30	5.81	5.82	1.15

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Performance Information – Columbia Pacific/Asia Fund

Average annual total return as of 09/30/10 (%)

Share class	A		C		I	Z
Inception	03/31/08		03/31/08		09/27/10	12/31/92
Sales charge	without	with	without	with	without	without
6-month (cumulative)	5.72	–0.41	5.15	4.15	n/a	5.67
1-year	12.18	5.72	11.34	10.34	n/a	12.70
5-year	4.14	2.91	3.74	3.74	n/a	4.32
10-year/Life	3.68	3.07	3.49	3.49	0.76	3.77

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The fund commenced operations on March 31, 2008. The returns of Class A and Class C shares shown for periods prior to March 31, 2008 are those of Shares class shares of Pacific/Asia Fund, the predecessor to the fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”). The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the periods prior to March 31, 2008 would be lower. The returns of Class Z shares shown for periods prior to March 31, 2008 are those of Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses. The inception of the Predecessor Fund is December 31, 1992.

Class I shares were initially offered by the fund on September 27, 2010.

Inception date refers to the date on which the fund share class commenced operations for Class A, Class C and Class I shares and the date on which the Predecessor Fund share class commenced operations for Class Z shares.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class I and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+5.72% Class A shares (without sales charge)

+2.42% MSCI AC Asia Pacific Index (Net)[1]

+0.20% MSCI EAFE Index (Net)[2]

Net asset value per share

as of 09/30/10 ($)
Class A	7.92
Class C	7.85
Class I	7.95
Class Z	7.95

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.14
Class C	0.09
Class Z	0.16
[1]

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI) All Country (AC) Pacific Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed and emerging markets in the Pacific region. As of June 2007, the MSCI AC Pacific Free Index consisted of the following 12 developed and emerging market countries: Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan, and Thailand.

.[2]

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010 the MSCI EAFE Index (Net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses – Columbia Pacific/Asia Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10 Columbia Pacific/Asia Fund

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,057.20		1,016.80	8.51		8.34	1.65
Class C	1,000.00	1,000.00	1,051.50		1,013.04	12.34		12.11	2.40
Class I	1,000.00	1,000.00	1,007.60	*	1,018.33	0.11	*	6.80	1.34
Class Z	1,000.00	1,000.00	1,056.70		1,018.05	7.22		7.08	1.40

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*For the period September 27, 2010 through September 30, 2010. Class I shares commenced operations on September 27, 2010.

Investment Portfolio – Columbia Blended Equity Fund

September 30, 2010 (Unaudited)

Common Stocks – 99.0%

	Shares	Value ($)
Consumer Discretionary – 7.7%
Auto Components – 0.7%
Autoliv, Inc.	13,740	897,634

Auto Components Total		897,634

Automobiles – 0.3%
Ford Motor Co. (a)	28,300	346,392

Automobiles Total		346,392

Media – 1.9%
DISH Network Corp., Class A	19,570	374,961
Viacom, Inc., Class B	56,718	2,052,625

Media Total		2,427,586

Multiline Retail – 3.1%
Kohl’s Corp. (a)	19,020	1,001,974
Target Corp.	55,500	2,965,920

Multiline Retail Total		3,967,894

Specialty Retail – 1.7%
Lowe’s Companies, Inc.	52,470	1,169,556
TJX Cos, Inc.	21,670	967,132

Specialty Retail Total		2,136,688

Consumer Discretionary Total		9,776,194

Consumer Staples – 12.5%
Beverages – 2.0%
Diageo PLC, ADR	16,900	1,166,269
PepsiCo, Inc.	20,783	1,380,822

Beverages Total		2,547,091

Food & Staples Retailing – 3.7%
Wal-Mart Stores, Inc.	86,860	4,648,747

Food & Staples Retailing Total		4,648,747

Food Products – 1.5%
Kraft Foods, Inc., Class A	61,036	1,883,571

Food Products Total		1,883,571

Household Products – 1.1%
Clorox Co.	12,310	821,816
Procter & Gamble Co.	9,896	593,463

Household Products Total		1,415,279

Personal Products – 1.0%
Avon Products, Inc.	38,210	1,226,923

Personal Products Total		1,226,923

Tobacco – 3.2%
Philip Morris International, Inc.	72,630	4,068,733

Tobacco Total		4,068,733

Consumer Staples Total		15,790,344

	Shares	Value ($)
Energy – 10.5%
Energy Equipment & Services – 2.1%
Halliburton Co.	25,950	858,166
Rowan Companies, Inc. (a)	8,500	258,060
Schlumberger Ltd.	24,796	1,527,682

Energy Equipment & Services Total		2,643,908

Oil, Gas & Consumable Fuels – 8.4%
Apache Corp.	16,370	1,600,331
Chevron Corp.	37,031	3,001,362
ConocoPhillips	7,900	453,697
Denbury Resources, Inc. (a)	10,100	160,489
Devon Energy Corp.	10,970	710,198
Exxon Mobil Corp.	44,297	2,737,112
Occidental Petroleum Corp.	18,521	1,450,194
Peabody Energy Corp.	11,160	546,952

Oil, Gas & Consumable Fuels Total		10,660,335

Energy Total		13,304,243

Financials – 15.4%
Capital Markets – 3.9%
Bank of New York Mellon Corp.	23,088	603,290
Franklin Resources, Inc.	7,424	793,626
Goldman Sachs Group, Inc.	7,430	1,074,229
State Street Corp.	64,200	2,417,772

Capital Markets Total		4,888,917

Commercial Banks – 4.2%
Fifth Third Bancorp.	31,273	376,214
PNC Financial Services Group, Inc.	21,312	1,106,306
SunTrust Banks, Inc.	65,500	1,691,865
Wells Fargo & Co.	86,931	2,184,576

Commercial Banks Total		5,358,961

Consumer Finance – 0.5%
Discover Financial Services	37,177	620,112

Consumer Finance Total		620,112

Diversified Financial Services – 2.4%
Citigroup, Inc. (a)	574,170	2,239,263
IntercontinentalExchange, Inc. (a)	7,630	799,014

Diversified Financial Services Total		3,038,277

Insurance – 3.6%
Lincoln National Corp.	27,560	659,235
MetLife, Inc.	58,300	2,241,635
Prudential Financial, Inc.	22,310	1,208,756
XL Group PLC	22,730	492,332

Insurance Total		4,601,958

See Accompanying Notes to Financial Statements.

Columbia Blended Equity Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Real Estate Investment Trusts (REITs) – 0.8%
Host Hotels & Resorts, Inc.	22,000	318,560
Kimco Realty Corp.	46,000	724,500

Real Estate Investment Trusts (REITs) Total		1,043,060

Financials Total		19,551,285

Health Care – 12.4%
Biotechnology – 2.7%
Amgen, Inc. (a)	17,530	966,078
Celgene Corp. (a)	17,450	1,005,295
Genzyme Corp. (a)	19,800	1,401,642

Biotechnology Total		3,373,015

Health Care Providers & Services – 2.9%
AmerisourceBergen Corp.	37,052	1,136,014
Humana, Inc. (a)	18,938	951,445
Medco Health Solutions, Inc. (a)	18,620	969,357
UnitedHealth Group, Inc.	18,640	654,451

Health Care Providers & Services Total		3,711,267

Pharmaceuticals – 6.8%
Abbott Laboratories	94,200	4,921,008
Johnson & Johnson	59,978	3,716,237
Merck & Co., Inc.	3	110

Pharmaceuticals Total		8,637,355

Health Care Total		15,721,637

Industrials – 13.1%
Aerospace & Defense – 2.3%
Boeing Co.	11,000	731,940
Lockheed Martin Corp.	10,757	766,759
United Technologies Corp.	19,879	1,415,981

Total Aerospace & Defense		2,914,680

Air Freight & Logistics – 1.3%
United Parcel Service, Inc., Class B	24,618	1,641,775

Air Freight & Logistics Total		1,641,775

Commercial Services & Supplies – 3.0%
R.R. Donnelley & Sons Co.	105,000	1,780,800
Waste Management, Inc.	56,400	2,015,736

Commercial Services & Supplies Total		3,796,536

	Shares	Value ($)
Industrial Conglomerates – 2.2%
3M Co.	14,800	1,283,308
General Electric Co.	47,500	771,875
Tyco International Ltd.	19,510	716,602

Industrial Conglomerates Total		2,771,785

Machinery – 4.1%
Bucyrus International, Inc.	7,270	504,174
Dover Corp.	54,190	2,829,260
Snap-On, Inc.	40,100	1,865,051

Machinery Total		5,198,485

Road & Rail – 0.2%
Norfolk Southern Corp.	4,000	238,040

Road & Rail Total		238,040

Industrials Total		16,561,301

Information Technology – 18.2%
Communications Equipment – 3.3%
Cisco Systems, Inc. (a)	187,865	4,114,243

Communications Equipment Total		4,114,243

Computers & Peripherals – 5.7%
Apple, Inc. (a)	11,384	3,230,210
EMC Corp. (a)	99,289	2,016,560
Hewlett-Packard Co.	46,400	1,952,048

Computers & Peripherals Total		7,198,818

Internet Software & Services – 1.9%
Akamai Technologies, Inc. (a)	21,170	1,062,310
Google, Inc., Class A (a)	2,620	1,377,570

Internet Software & Services Total		2,439,880

IT Services – 4.0%
International Business Machines Corp.	21,015	2,818,952
MasterCard, Inc., Class A	3,828	857,472
Visa, Inc., Class A	18,200	1,351,532

IT Services Total		5,027,956

Semiconductors & Semiconductor Equipment – 0.7%
Texas Instruments, Inc.	32,470	881,236

Semiconductors & Semiconductor Equipment Total		881,236

Software – 2.6%
Microsoft Corp.	136,220	3,336,028

Software Total		3,336,028

Information Technology Total		22,998,161

See Accompanying Notes to Financial Statements.

Columbia Blended Equity Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Materials – 2.4%
Chemicals – 1.1%
Celanese Corp., Series A	20,887	670,473
PPG Industries, Inc.	10,027	729,965

Chemicals Total		1,400,438

Containers & Packaging – 0.3%
Owens-Illinois, Inc. (a)	2,500	70,150
Packaging Corp. of America	13,310	308,393

Containers & Packaging Total		378,543

Metals & Mining – 1.0%
Cliffs Natural Resources, Inc.	12,550	802,196
Freeport-McMoRan Copper & Gold, Inc.	300	25,617
Newmont Mining Corp.	6,200	389,422

Metals & Mining Total		1,217,235

Materials Total		2,996,216

Telecommunication Services – 1.9%
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	45,533	1,302,244

Diversified Telecommunication Services Total		1,302,244

Wireless Telecommunication Services – 0.9%
MetroPCS Communications, Inc. (a)	50,600	529,276
NII Holdings, Inc. (a)	9,291	381,860
Sprint Nextel Corp. (a)	44,600	206,498

Wireless Telecommunication Services Total		1,117,634

Telecommunication Services Total		2,419,878

Utilities – 4.9%
Independent Power Producers & Energy Traders – 1.5%
AES Corp. (a)	165,600	1,879,560

Independent Power Producers & Energy Traders Total		1,879,560

	Shares	Value ($)
Multi-Utilities – 3.4%
CMS Energy Corp.	137,400	2,475,948
PG&E Corp.	22,978	1,043,661
Public Service Enterprise Group, Inc.	26,228	867,622

Multi-Utilities Total		4,387,231

Utilities Total		6,266,791

Total Common Stocks (cost of $75,889,851)		125,386,050

Short-Term Obligation – 1.1%

	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 01/14/16, market value $1,484,700 (repurchase proceeds $1,454,009)	1,454,000	1,454,000

Total Short-Term Obligation (cost of $1,454,000)		1,454,000

Total Investments – 100.1% (cost of $77,343,851)(b)		126,840,050

Other Assets & Liabilities, Net – (0.1)%		(145,278)

Net Assets – 100.0%		126,694,772

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $77,343,851.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$125,386,050	$—	$—	$125,386,050

Total Short-Term Obligation	—	1,454,000	—	1,454,000

Total Investments	$125,386,050	$1,454,000	$—	$126,840,050

See Accompanying Notes to Financial Statements.

Columbia Blended Equity Fund

September 30, 2010 (Unaudited)

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	18.2
Financials	15.4
Industrials	13.1
Consumer Staples	12.5
Health Care	12.4
Energy	10.5
Consumer Discretionary	7.7
Utilities	4.9
Materials	2.4
Telecommunication Services	1.9

99.0
Short-Term Obligation	1.1
Other Assets & Liabilities, Net	(0.1)

100.0

Acronym	Name
ADR	American Depositary Receipt

Investment Portfolio – Columbia Energy and Natural Resources Fund

September 30, 2010 (Unaudited)

Common Stocks – 98.4%

	Shares	Value ($)
Energy – 74.7%
Energy Equipment & Services – 19.5%
Baker Hughes, Inc.	325,000	13,845,000
Cameron International Corp. (a)	100,000	4,296,000
CARBO Ceramics, Inc.	25,000	2,025,000
Complete Production Services, Inc. (a)	125,000	2,556,250
Dresser-Rand Group, Inc. (a)	50,000	1,844,500
Dril-Quip, Inc. (a)	100,000	6,211,000
FMC Technologies, Inc. (a)	100,000	6,829,000
Halliburton Co.	900,000	29,763,000
McDermott International, Inc. (a)	250,000	3,695,000
National Oilwell Varco, Inc.	300,000	13,341,000
Oil States International, Inc. (a)	75,000	3,491,250
Patterson-UTI Energy, Inc.	100,000	1,708,000
Schlumberger Ltd.	400,000	24,644,000
Transocean Ltd. (a)	100,000	6,429,000
Vantage Drilling Co. (a)	1,570,450	2,512,720
Weatherford International Ltd. (a)	500,000	8,550,000

Energy Equipment & Services Total		131,740,720

Oil, Gas & Consumable Fuels – 55.2%
Alpha Natural Resources, Inc. (a)	75,000	3,086,250
Anadarko Petroleum Corp.	400,000	22,820,000
Apache Corp.	165,000	16,130,400
Arch Coal, Inc.	125,000	3,338,750
Brigham Exploration Co. (a)	500,000	9,375,000
Cenovus Energy, Inc.	200,000	5,754,000
Chesapeake Energy Corp.	100,000	2,265,000
Chevron Corp.	650,000	52,682,500
Cimarex Energy Co.	100,000	6,618,000
Concho Resources, Inc. (a)	170,000	11,248,900
ConocoPhillips	750,000	43,072,500
Denbury Resources, Inc. (a)	150,000	2,383,500
EOG Resources, Inc.	35,000	3,253,950
Exxon Mobil Corp.	500,000	30,895,000
Forest Oil Corp. (a)	300,000	8,910,000
Frontier Oil Corp.	150,000	2,010,000
General Maritime Corp.	240,148	1,179,127
Hess Corp.	175,000	10,346,000
Marathon Oil Corp.	200,000	6,620,000
Miller Petroleum, Inc. (a)	463,888	2,500,356
Murphy Oil Corp.	400,000	24,768,000
Newfield Exploration Co. (a)	65,000	3,733,600
Noble Energy, Inc.	50,000	3,754,500
Northern Oil & Gas, Inc. (a)	150,000	2,541,000
Oasis Petroleum, Inc. (a)	150,000	2,905,500
Occidental Petroleum Corp.	349,681	27,380,022

	Shares	Value ($)
Overseas Shipholding Group, Inc.	50,000	1,716,000
Peabody Energy Corp.	350,000	17,153,500
PetroHawk Energy Corp. (a)	100,000	1,614,000
Pioneer Natural Resources Co.	100,000	6,503,000
QEP Resources, Inc.	40,000	1,205,600
Rosetta Resources, Inc. (a)	140,000	3,288,600
SandRidge Energy, Inc. (a)	400,000	2,272,000
Southwestern Energy Co. (a)	50,000	1,672,000
Spectra Energy Corp.	200,000	4,510,000
Suncor Energy, Inc.	300,000	9,765,000
Tesoro Corp.	100,000	1,336,000
Valero Energy Corp.	200,000	3,502,000
Western Refining, Inc. (a)	400,000	2,096,000
Whiting Petroleum Corp. (a)	80,000	7,640,800

Oil, Gas & Consumable Fuels Total		373,846,355

Energy Total		505,587,075

Industrials – 1.2%
Road & Rail – 1.2%
Union Pacific Corp.	100,000	8,180,000

Road & Rail Total		8,180,000

Industrials Total		8,180,000

Information Technology – 0.4%
Semiconductors & Semiconductor Equipment – 0.4%
GT Solar International, Inc. (a)	300,000	2,511,000

Semiconductors & Semiconductor Equipment Total		2,511,000

Information Technology Total		2,511,000

Materials – 22.1%
Metals & Mining – 22.1%
Agnico-Eagle Mines Ltd.	100,000	7,103,000
AngloGold Ashanti Ltd., ADR	100,000	4,624,000
Barrick Gold Corp.	450,000	20,830,500
Coeur d’Alene Mines Corp. (a)	125,000	2,490,000
Freeport-McMoRan Copper & Gold, Inc.	150,000	12,808,500
Goldcorp, Inc.	300,000	13,056,000
IAMGOLD Corp.	300,000	5,313,000
Ivanhoe Mines Ltd. (a)	275,000	6,437,750
Newmont Mining Corp.	300,000	18,843,000
Novagold Resources, Inc. (a)	300,000	2,622,000
Silver Wheaton Corp. (a)	550,000	14,657,500
Teck Resources Ltd., Class B	350,000	14,406,000
Thompson Creek Metals Co., Inc. (a)	200,000	2,156,000

See Accompanying Notes to Financial Statements.

Columbia Energy and Natural Resources Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Metals & Mining (continued)
Titanium Metals Corp. (a)	200,000	3,992,000
US Gold Corp. (a)	400,000	1,988,000
Vale SA, ADR	275,000	8,599,250
Walter Energy, Inc.	125,000	10,161,250

Metals & Mining Total		150,087,750

Materials Total		150,087,750

Total Common Stocks (cost of $598,262,894)		666,365,825

Short-Term Obligation – 2.6%	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by U.S. Government Agency obligation maturing 09/22/15, market value $17,717,119 (repurchase proceeds $17,368,111)	17,368,000	17,368,000

Total Short-Term Obligation (cost of $17,368,000)		17,368,000

Total Investments – 101.0% (cost of $615,630,894)(b)		683,733,825

Other Assets & Liabilities, Net – (1.0)%		(6,759,557)

Net Assets – 100.0%		676,974,268

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $615,630,894.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$666,365,825	$—	$—	$666,365,825

Total Short-Term Obligation	—	17,368,000	—	17,368,000

Total Investments	$666,365,825	$17,368,000	$—	$683,733,825

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the Fund held investments in the following sectors:

Sector	% of Net Assets
Energy	74.7
Materials	22.1
Industrials	1.2
Information Technology	0.4

98.4
Short-Term Obligation	2.6
Other Assets & Liabilities, Net	(1.0)

100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Mid Cap Core Fund

September 30, 2010 (Unaudited)

Common Stocks – 98.7%

	Shares	Value ($)
Consumer Discretionary – 14.9%
Auto Components – 2.6%
Autoliv, Inc.	14,743	963,160
BorgWarner, Inc. (a)	15,300	805,086

Auto Components Total		1,768,246

Hotels, Restaurants & Leisure – 3.4%
Carnival Corp.	15,208	581,098
Chipotle Mexican Grill, Inc. (a)	2,514	432,408
Darden Restaurants, Inc.	12,940	553,573
Las Vegas Sands Corp. (a)	22,114	770,673

Hotels, Restaurants & Leisure Total		2,337,752

Media – 2.4%
DISH Network Corp., Class A	23,902	457,962
Scripps Networks Interactive Inc., Class A	12,349	587,565
Viacom, Inc., Class B	17,667	639,369

Media Total		1,684,896

Multiline Retail – 3.3%
Family Dollar Stores, Inc.	20,579	908,769
Kohl’s Corp. (a)	13,166	693,585
Nordstrom, Inc.	17,153	638,091

Multiline Retail Total		2,240,445

Specialty Retail – 3.2%
Limited Brands, Inc.	31,482	843,088
Ross Stores, Inc.	17,003	928,704
TJX Companies, Inc.	9,505	424,208

Specialty Retail Total		2,196,000

Consumer Discretionary Total		10,227,339

Consumer Staples – 5.1%
Beverages – 1.0%
Dr Pepper Snapple Group, Inc.	18,719	664,899

Beverages Total		664,899

Food Products – 1.3%
Mead Johnson Nutrition Co., Class A	15,361	874,195

Food Products Total		874,195

Household Products – 1.2%
Clorox Co.	12,847	857,666

Household Products Total		857,666

	Shares	Value ($)
Personal Products – 1.6%
Avon Products, Inc.	19,278	619,016
Estée Lauder Companies, Inc., Class A	7,991	505,271

Personal Products Total		1,124,287

Consumer Staples Total		3,521,047

Energy – 8.9%
Energy Equipment & Services – 5.4%
Dresser-Rand Group, Inc. (a)	21,234	783,322
Nabors Industries Ltd. (a)	21,303	384,732
National Oilwell Varco, Inc.	13,883	617,377
Noble Corp. (a)	10,104	341,414
Oil States International, Inc. (a)	9,203	428,400
Rowan Companies, Inc. (a)	17,778	539,740
Weatherford International Ltd. (a)	35,900	613,890

Energy Equipment & Services Total		3,708,875

Oil, Gas & Consumable Fuels – 3.5%
Alpha Natural Resources, Inc. (a)	15,177	624,534
Continental Resources, Inc. (a)	13,885	643,709
Forest Oil Corp. (a)	20,104	597,089
Newfield Exploration Co. (a)	9,867	566,760

Oil, Gas & Consumable Fuels Total		2,432,092

Energy Total		6,140,967

Financials – 18.2%
Capital Markets – 3.9%
Franklin Resources, Inc.	6,153	657,756
Greenhill & Co., Inc.	4,230	335,523
Raymond James Financial, Inc.	32,015	810,940
T. Rowe Price Group, Inc.	17,772	889,755

Capital Markets Total		2,693,974

Commercial Banks – 3.6%
Fifth Third Bancorp.	56,667	681,704
Huntington Bancshares, Inc.	91,612	519,440
M&T Bank Corp.	9,319	762,387
TCF Financial Corp.	34,331	555,819

Commercial Banks Total		2,519,350

Consumer Finance – 1.1%
Discover Financial Services	44,495	742,177

Consumer Finance Total		742,177

Diversified Financial Services – 1.8%
CME Group, Inc.	2,859	744,626
IntercontinentalExchange, Inc. (a)	4,900	513,128

Diversified Financial Services Total		1,257,754

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Core Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Insurance – 4.1%
Axis Capital Holdings Ltd.	25,364	835,490
Lincoln National Corp.	34,388	822,561
Unum Group	19,165	424,505
XL Group PLC	33,721	730,397

Insurance Total		2,812,953
Real Estate Investment Trusts (REITs) – 3.7%
Alexandria Real Estate Equities, Inc.	6,823	477,610
Digital Realty Trust, Inc.	8,609	531,175
Equity Lifestyle Properties, Inc.	8,900	484,872
Federal Realty Investment Trust	6,023	491,838
Mid-America Apartment Communities, Inc.	9,219	537,284

Real Estate Investment Trusts (REITs) Total		2,522,779

Financials Total		12,548,987

Health Care – 8.7%
Health Care Equipment & Supplies – 3.2%
Edwards Lifesciences Corp. (a)	8,322	557,990
Hospira, Inc. (a)	11,132	634,635
St. Jude Medical, Inc. (a)	12,830	504,732
Zimmer Holdings, Inc. (a)	9,332	488,344

Health Care Equipment & Supplies Total		2,185,701

Health Care Providers & Services – 4.5%
AmerisourceBergen Corp.	22,612	693,284
CIGNA Corp.	16,684	596,953
Coventry Health Care, Inc. (a)	19,632	422,677
Humana, Inc. (a)	15,825	795,048
Universal Health Services, Inc., Class B	14,923	579,908

Health Care Providers & Services Total		3,087,870

Pharmaceuticals – 1.0%
Watson Pharmaceuticals, Inc. (a)	16,938	716,647

Pharmaceuticals Total		716,647

Health Care Total		5,990,218

Industrials – 14.0%
Aerospace & Defense – 4.2%
Goodrich Corp.	9,097	670,722
L-3 Communications Holdings, Inc.	9,681	699,646
Spirit Aerosystems Holdings, Inc., Class A (a)	44,389	884,673
TransDigm Group, Inc. (a)	10,475	649,973

Aerospace & Defense Total		2,905,014

	Shares	Value ($)
Airlines – 0.9%
Delta Air Lines, Inc. (a)	56,615	658,999

Airlines Total		658,999

Building Products – 1.1%
Owens Corning (a)	29,031	744,064

Building Products Total		744,064

Commercial Services & Supplies – 0.9%
Republic Services, Inc.	19,990	609,495

Commercial Services & Supplies Total		609,495

Machinery – 5.0%
Cummins, Inc.	11,793	1,068,210
Flowserve Corp.	5,048	552,352
Ingersoll-Rand PLC	21,473	766,801
Joy Global, Inc.	14,697	1,033,493

Machinery Total		3,420,856

Road & Rail – 0.6%
J.B. Hunt Transport Services, Inc.	11,422	396,343

Road & Rail Total		396,343

Trading Companies & Distributors – 1.3%
W.W. Grainger, Inc.	7,743	922,269

Trading Companies & Distributors Total		922,269

Industrials Total		9,657,040

Information Technology – 13.2%
Electronic Equipment, Instruments & Components – 1.1%
Tyco Electronics Ltd.	26,032	760,655

Electronic Equipment, Instruments & Components Total		760,655

Internet Software & Services – 1.3%
Akamai Technologies, Inc. (a)	18,282	917,391

Internet Software & Services Total		917,391

IT Services – 2.2%
Cognizant Technology Solutions Corp., Class A (a)	10,581	682,157
Teradata Corp. (a)	20,436	788,012

IT Services Total		1,470,169

Semiconductor & Semiconductor Equipment – 3.6%
Analog Devices, Inc.	19,730	619,128
Atmel Corp. (a)	44,665	355,533
Lam Research Corp. (a)	16,954	709,525
Linear Technology Corp.	26,214	805,556

Semiconductors & Semiconductor Equipment Total		2,489,742

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Core Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Software – 5.0%
ANSYS, Inc. (a)	15,504	655,044
Autodesk, Inc. (a)	13,487	431,179
Electronic Arts, Inc. (a)	41,033	674,172
Intuit, Inc. (a)	10,803	473,280
Nuance Communications, Inc. (a)	37,326	583,779
TIBCO Software, Inc. (a)	34,888	618,913

Software Total		3,436,367

Information Technology Total		9,074,324

Materials – 7.7%
Chemicals – 4.5%
Air Products & Chemicals, Inc.	7,330	607,071
Albemarle Corp.	9,063	424,239
Celanese Corp., Series A	24,114	774,060
PPG Industries, Inc.	5,638	410,446
Sherwin-Williams Co.	11,474	862,156

Chemicals Total		3,077,972

Containers & Packaging – 1.1%
Packaging Corp. of America	31,348	726,333

Containers & Packaging Total		726,333

Metals & Mining – 2.1%
Allegheny Technologies, Inc.	16,802	780,453
United States Steel Corp.	15,839	694,382

Metals & Mining Total		1,474,835

Materials Total		5,279,140

Telecommunication Services – 2.4%
Diversified Telecommunication Services – 0.9%
Qwest Communications International, Inc.	94,780	594,271

Diversified Telecommunication Services Total		594,271

Wireless Telecommunication Services – 1.5%
Millicom International Cellular SA	5,045	484,068
NII Holdings, Inc. (a)	13,802	567,262

Wireless Telecommunication Services Total		1,051,330

Telecommunication Services Total		1,645,601

Utilities – 5.6%
Electric Utilities – 1.5%
DPL, Inc.	21,320	557,092
PPL Corp.	16,624	452,671

Electric Utilities Total		1,009,763

	Shares	Value ($)
Multi-Utilities – 4.1%
CMS Energy Corp.	33,616	605,760
PG&E Corp.	11,274	512,065
Public Service Enterprise Group, Inc.	19,286	637,981
Xcel Energy, Inc.	45,947	1,055,403

Multi-Utilities Total		2,811,209

Utilities Total		3,820,972

Total Common Stocks (cost of $55,973,462)		67,905,635

Short-Term Obligation – 0.8%

	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 01/07/14, market value $574,988 (repurchase proceeds $563,004)	563,000	563,000

Total Short-Term Obligation (cost of $563,000)		563,000

Total Investments – 99.5% (cost of $56,536,462)(b)		68,468,635

Other Assets & Liabilities, Net – 0.5%		359,272

Net Assets – 100.0%		68,827,907

Notes to Investment Portfolio:

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $56,536,462.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$67,905,635	$—	$—	$67,905,635

Total Short-Term Obligation	—	563,000	—	563,000

Total Investments	$67,905,635	$563,000	$—	$68,468,635

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Core Fund

September 30, 2010 (Unaudited)

At September 30, 2010, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	18.2
Consumer Discretionary	14.9
Industrials	14.0
Information Technology	13.2
Energy	8.9
Health Care	8.7
Materials	7.7
Utilities	5.6
Consumer Staples	5.1
Telecommunication Services	2.4

98.7
Short-Term Obligation	0.8
Other Assets & Liabilities, Net	0.5

100.0

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Select Large Cap Growth Fund

September 30, 2010 (Unaudited)

Common Stocks – 99.0%

	Shares	Value ($)
Consumer Discretionary – 16.0%
Internet & Catalog Retail – 8.5%
Amazon.com, Inc. (a)	948,794	149,017,586
priceline.com, Inc. (a)	339,485	118,256,205

Internet & Catalog Retail Total		267,273,791

Specialty Retail – 3.0%
Staples, Inc.	4,496,128	94,058,998

Specialty Retail Total		94,058,998

Textiles, Apparel & Luxury Goods – 4.5%
lululemon athletica, Inc. (a)	3,132,506	140,085,668

Textiles, Apparel & Luxury Goods Total		140,085,668

Consumer Discretionary Total		501,418,457

Consumer Staples – 2.6%
Food & Staples Retailing – 2.6%
Costco Wholesale Corp.	1,238,045	79,841,522

Food & Staples Retailing Total		79,841,522

Consumer Staples Total		79,841,522

Energy – 8.2%
Energy Equipment & Services – 3.7%
FMC Technologies, Inc. (a)	1,719,909	117,452,586

Energy Equipment & Services Total		117,452,586

Oil, Gas & Consumable Fuels – 4.5%
EOG Resources, Inc.	1,514,630	140,815,151

Oil, Gas & Consumable Fuels Total		140,815,151

Energy Total		258,267,737

Financials – 8.1%
Capital Markets – 3.9%
T. Rowe Price Group, Inc.	2,444,513	122,384,543

Capital Markets Total		122,384,543

Diversified Financial Services – 4.2%
CME Group, Inc.	509,640	132,735,738

Diversified Financial Services Total		132,735,738

Financials Total		255,120,281

Health Care – 22.1%
Biotechnology – 4.9%
Alexion Pharmaceuticals, Inc. (a)	377,175	24,274,983
Celgene Corp. (a)	2,240,133	129,054,062

Biotechnology Total		153,329,045

	Shares	Value ($)
Health Care Equipment & Supplies – 3.4%
St. Jude Medical, Inc. (a)	2,727,230	107,289,228

Health Care Equipment & Supplies Total		107,289,228

Health Care Providers & Services – 3.2%
Medco Health Solutions, Inc. (a)	1,889,791	98,382,520

Health Care Providers & Services Total		98,382,520

Life Sciences Tools & Services – 4.0%
Illumina, Inc. (a)	1,328,009	65,338,043
QIAGEN N.V. (a)	3,360,861	59,621,674

Life Sciences Tools & Services Total		124,959,717

Pharmaceuticals – 6.6%
Allergan, Inc.	1,683,060	111,973,982
Novo Nordisk A/S, ADR	972,487	95,731,620

Pharmaceuticals Total		207,705,602

Health Care Total		691,666,112

Industrials – 4.7%
Aerospace & Defense – 1.9%
Precision Castparts Corp.	472,590	60,184,337

Aerospace & Defense Total		60,184,337

Air Freight & Logistics – 2.8%
Expeditors International of Washington, Inc.	1,897,662	87,728,914

Air Freight & Logistics Total		87,728,914

Industrials Total		147,913,251

Information Technology – 33.9%
Communications Equipment – 4.4%
F5 Networks, Inc. (a)	424,886	44,107,416
QUALCOMM, Inc.	2,081,070	93,897,878

Communications Equipment Total		138,005,294

Computers & Peripherals – 8.4%
Apple, Inc. (a)	493,600	140,059,000
EMC Corp. (a)	6,119,810	124,293,341

Computers & Peripherals Total		264,352,341

Internet Software & Services – 10.2%
Akamai Technologies, Inc. (a)	1,812,470	90,949,745
Baidu, Inc., ADR (a)	1,216,560	124,843,387
Google, Inc., Class A (a)	195,349	102,712,551

Internet Software & Services Total		318,505,683

IT Services – 7.9%
Cognizant Technology Solutions Corp., Class A (a)	1,676,930	108,111,677

See Accompanying Notes to Financial Statements.

Columbia Select Large Cap Growth Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
MasterCard, Inc., Class A	625,410	140,091,840

IT Services Total		248,203,517

Software – 3.0%
Salesforce.com, Inc. (a)	829,950	92,788,410

Software Total		92,788,410

Information Technology Total		1,061,855,245

Materials – 3.4%
Chemicals – 3.4%
Praxair, Inc.	1,162,010	104,883,022

Chemicals Total		104,883,022

Materials Total		104,883,022

Total Common Stocks (cost of $2,545,815,117)		3,100,965,627

Short-Term Obligation – 1.8%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 04/28/14, market value $57,543,300 (repurchase proceeds $56,413,360)	56,413,000	56,413,000

Total Short-Term Obligation (cost of $56,413,000)		56,413,000

Total Investments – 100.8% (cost of $2,602,228,117)(b)		3,157,378,627

Other Assets & Liabilities, Net – (0.8)%		(26,489,574)

Net Assets – 100.0%		3,130,889,053

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $2,602,228,117.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$3,100,965,627	$—	$—	$3,100,965,627

Total Short-Term Obligation	—	56,413,000	—	56,413,000

Total Investments	$3,100,965,627	$56,413,000	$—	$3,157,378,627

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	33.9
Health Care	22.1
Consumer Discretionary	16.0
Energy	8.2
Financials	8.1
Industrials	4.7
Materials	3.4
Consumer Staples	2.6

99.0
Short-Term Obligation	1.8
Other Assets & Liabilities, Net	(0.8)

100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Select Opportunities Fund

September 30, 2010 (Unaudited)

Common Stocks – 98.6%

	Shares	Value ($)
Consumer Discretionary – 11.9%
Auto Components – 0.7%
Nokian Renkaat Oyj	18,600	639,729

Auto Components Total		639,729

Automobiles – 0.6%
Nissan Motor Co., Ltd.	68,900	603,476

Automobiles Total		603,476

Hotels, Restaurants & Leisure – 2.5%
Bally Technologies, Inc. (a)	11,258	393,467
Carnival Corp.	14,240	544,110
Ctrip.com International Ltd., ADR (a)	16,235	775,221
Las Vegas Sands Corp. (a)	20,430	711,986

Hotels, Restaurants & Leisure Total		2,424,784

Household Durables – 0.3%
MRV Engenharia e Participacoes SA	36,600	347,397

Household Durables Total		347,397

Internet & Catalog Retail – 0.3%
Amazon.com, Inc. (a)	2,131	334,695

Internet & Catalog Retail Total		334,695

Media – 1.5%
Comcast Corp., Class A	39,607	716,095
Naspers Ltd. (b)	4,187	204,594
News Corp., Class A	39,992	522,295

Media Total		1,442,984

Multiline Retail – 2.0%
Big Lots, Inc. (a)	27,998	930,933
Target Corp.	18,379	982,174

Multiline Retail Total		1,913,107

Specialty Retail – 3.0%
Belle International Holdings Ltd.	396,000	796,237
Collective Brands, Inc. (a)	35,489	572,792
GameStop Corp., Class A (a)	34,138	672,860
Jo-Ann Stores, Inc. (a)	18,892	841,639

Specialty Retail Total		2,883,528

Textiles, Apparel & Luxury Goods – 1.0%
Hanesbrands, Inc. (a)	21,010	543,319
Ports Design Ltd.	104,000	285,595
Trinity Ltd.	108,000	104,819

Textiles, Apparel & Luxury Goods Total		933,733

Consumer Discretionary Total		11,523,433

	Shares	Value ($)
Consumer Staples – 9.4%
Beverages – 3.0%
Carlsberg A/S, Class B	4,190	436,599
Constellation Brands, Inc., Class A (a)	27,043	478,391
Hansen Natural Corp. (a)	9,901	461,584
PepsiCo, Inc.	17,072	1,134,264
United Spirits Ltd.	12,677	443,719

Beverages Total		2,954,557

Food & Staples Retailing – 1.6%
BJ’s Wholesale Club, Inc. (a)	11,076	459,654
Casey’s General Stores, Inc.	13,397	559,325
CVS Caremark Corp.	17,693	556,799

Food & Staples Retailing Total		1,575,778

Food Products – 1.5%
Archer-Daniels-Midland Co.	18,689	596,553
Kraft Foods, Inc., Class A	27,332	843,465

Food Products Total		1,440,018

Personal Products – 1.8%
Avon Products, Inc.	23,844	765,631
Hypermarcas SA (a)	60,700	943,146

Personal Products Total		1,708,777

Tobacco – 1.5%
Philip Morris International, Inc.	20,224	1,132,948
PT Gudang Garam Tbk	47,500	274,113

Tobacco Total		1,407,061

Consumer Staples Total		9,086,191

Energy – 13.5%
Energy Equipment & Services – 5.2%
Cameron International Corp. (a)	13,558	582,452
National-Oilwell Varco, Inc.	13,254	589,405
Noble Corp.	12,859	434,506
Pioneer Drilling Co. (a)	31,304	199,720
Schlumberger Ltd.	18,938	1,166,770
Seadrill Ltd.	11,640	337,444
Tenaris SA, ADR	11,839	454,854
Weatherford International Ltd. (a)	39,525	675,877
Wellstream Holdings PLC	49,594	597,148

Energy Equipment & Services Total		5,038,176

Oil, Gas & Consumable Fuels – 8.3%
Apache Corp.	9,175	896,948
Cimarex Energy Co.	8,869	586,950
Continental Resources, Inc. (a)	8,567	397,166
Denbury Resources, Inc. (a)	52,680	837,085
EOG Resources, Inc.	8,046	748,037
Exxon Mobil Corp.	24,251	1,498,469

See Accompanying Notes to Financial Statements.

Columbia Select Opportunities Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Energy (continued)
Hess Corp.	9,471	559,926
OAO LUKOIL, ADR	11,932	676,544
Occidental Petroleum Corp.	11,982	938,191
Peabody Energy Corp.	12,272	601,451
Petroleo Brasileiro SA, ADR	9,361	339,523

Oil, Gas & Consumable Fuels Total		8,080,290

Energy Total		13,118,466

Financials – 15.6%
Capital Markets – 4.6%
Greenhill & Co., Inc.	8,747	693,812
Invesco Ltd.	33,446	710,058
Morgan Stanley	39,401	972,417
Northern Trust Corp.	10,522	507,581
SEI Investments Co.	26,803	545,173
T. Rowe Price Group, Inc.	10,489	525,132
Waddell & Reed Financial, Inc., Class A	18,670	510,811

Capital Markets Total		4,464,984

Commercial Banks – 4.9%
Fifth Third Bancorp.	49,820	599,334
HDFC Bank Ltd., ADR	2,868	528,773
Itau Unibanco Holding SA, ADR	28,305	684,415
PrivateBancorp, Inc.	37,699	429,392
PT Bank Central Asia Tbk	797,500	601,324
Wells Fargo & Co.	64,737	1,626,841
Wilmington Trust Corp.	32,752	294,113

Commercial Banks Total		4,764,192

Consumer Finance – 0.8%
Discover Financial Services	47,370	790,132

Consumer Finance Total		790,132

Diversified Financial Services – 4.1%
Bank of America Corp.	126,034	1,652,306
Hong Kong Exchanges & Clearing Ltd.	22,900	450,220
JPMorgan Chase & Co.	49,458	1,882,866

Diversified Financial Services Total		3,985,392

Insurance – 1.2%
Primerica, Inc.	19,258	391,708
Principal Financial Group, Inc.	29,034	752,561

Insurance Total		1,144,269

Financials Total		15,148,969

	Shares	Value ($)
Health Care – 8.6%
Biotechnology – 1.9%
Alexion Pharmaceuticals, Inc. (a)	9,305	598,869
Celgene Corp. (a)	10,280	592,231
Dendreon Corp. (a)	4,683	192,846
Gilead Sciences, Inc. (a)	12,346	439,641

Biotechnology Total		1,823,587

Health Care Equipment & Supplies – 1.1%
Hospira, Inc. (a)	10,730	611,717
Insulet Corp. (a)	13,105	185,305
NuVasive, Inc. (a)	9,737	342,158

Health Care Equipment & Supplies Total		1,139,180

Health Care Providers & Services – 2.8%
CIGNA Corp.	9,437	337,656
Express Scripts, Inc. (a)	19,442	946,825
Fleury SA	24,400	302,837
Odontoprev SA	16,900	198,665
Oriola-KD Oyj	17,325	100,818
UnitedHealth Group, Inc.	23,029	808,548

Health Care Providers & Services Total		2,695,349

Life Sciences Tools & Services – 0.3%
Waters Corp. (a)	4,760	336,913

Life Sciences Tools & Services Total		336,913

Pharmaceuticals – 2.5%
Allergan, Inc.	7,995	531,908
Merck & Co., Inc.	25,710	946,385
Teva Pharmaceutical Industries Ltd., ADR	9,671	510,145
Watson Pharmaceuticals, Inc. (a)	9,743	412,226

Pharmaceuticals Total		2,400,664

Health Care Total		8,395,693

Industrials – 12.3%
Aerospace & Defense – 1.9%
BE Aerospace, Inc. (a)	13,842	419,551
Boeing Co.	5,553	369,497
Spirit Aerosystems Holdings, Inc., Class A (a)	11,567	230,530
United Technologies Corp.	11,561	823,490

Aerospace & Defense Total		1,843,068

Air Freight & Logistics – 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	7,136	358,941

Air Freight & Logistics Total		358,941

See Accompanying Notes to Financial Statements.

Columbia Select Opportunities Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Construction & Engineering – 1.2%
EMCOR Group, Inc. (a)	8,616	211,867
Insituform Technologies, Inc., Class A (a)	20,575	497,504
Quanta Services, Inc. (a)	25,788	492,035

Construction & Engineering Total		1,201,406

Industrial Conglomerates – 1.5%
General Electric Co.	43,820	712,075
Siemens AG, ADR	7,213	760,250

Industrial Conglomerates Total		1,472,325

Machinery – 4.7%
Barnes Group, Inc.	23,355	410,815
Caterpillar, Inc.	10,790	848,957
Cummins, Inc.	4,823	436,867
Dover Corp.	10,256	535,466
Joy Global, Inc.	8,219	577,960
Kubota Corp.	62,000	569,013
Parker Hannifin Corp.	10,152	711,249
Tennant Co.	5,402	166,922
WABCO Holdings, Inc. (a)	7,319	306,959

Machinery Total		4,564,208

Marine – 1.0%
A.P. Moller-Maersk A/S, Class B	112	930,839

Marine Total		930,839

Professional Services – 0.8%
Huron Consulting Group, Inc. (a)	17,801	391,444
Manpower, Inc.	7,931	413,998

Professional Services Total		805,442

Road & Rail – 0.8%
J.B. Hunt Transport Services, Inc.	8,115	281,591
Union Pacific Corp.	6,138	502,088

Road & Rail Total		783,679

Industrials Total		11,959,908

Information Technology – 18.9%
Communications Equipment – 1.1%
QUALCOMM, Inc.	24,341	1,098,266

Communications Equipment Total		1,098,266

Computers & Peripherals – 3.8%
Apple, Inc. (a)	7,420	2,105,425
Hewlett-Packard Co.	37,069	1,559,493

Computers & Peripherals Total		3,664,918

	Shares	Value ($)
Electronic Equipment, Instruments & Components – 0.9%
Hollysys Automation Technologies Ltd. (a)	30,903	345,805
Tyco Electronics Ltd.	16,728	488,792

Electronic Equipment, Instruments & Components Total		834,597

Internet Software & Services – 3.1%
eBay, Inc. (a)	39,500	963,800
Google, Inc., Class A (a)	2,392	1,257,690
GSI Commerce, Inc. (a)	12,579	310,701
Opera Software ASA	50,731	233,057
Tencent Holdings Ltd.	12,800	278,347

Internet Software & Services Total		3,043,595

IT Services – 3.6%
Alliance Data Systems Corp. (a)	8,457	551,904
International Business Machines Corp.	13,962	1,872,862
MasterCard, Inc., Class A	2,811	629,664
Redecard SA	29,600	459,220

IT Services Total		3,513,650

Semiconductors & Semiconductor Equipment – 2.3%
Disco Corp.	4,100	236,401
Intel Corp.	31,078	597,630
Silicon Laboratories, Inc. (a)	5,399	197,873
Trina Solar Ltd., ADR (a)	21,689	654,574
Varian Semiconductor Equipment Associates, Inc. (a)	18,059	519,738

Semiconductors & Semiconductor Equipment Total		2,206,216

Software – 4.1%
Electronic Arts, Inc. (a)	22,628	371,778
Microsoft Corp.	53,693	1,314,942
Oracle Corp.	48,940	1,314,039
TIBCO Software, Inc. (a)	32,250	572,115
VanceInfo Technologies, Inc., ADR (a)	11,328	366,347

Software Total		3,939,221

Information Technology Total		18,300,463

Materials – 4.7%
Chemicals – 1.3%
Ferro Corp. (a)	65,197	840,389
STR Holdings, Inc. (a)	19,091	411,220

Chemicals Total		1,251,609

See Accompanying Notes to Financial Statements.

Columbia Select Opportunities Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Metals & Mining – 3.4%
Anglo Platinum Ltd. (a)(b)	3,018	285,868
ArcelorMittal, NY Registered Shares	15,254	503,077
Eurasian Natural Resources Corp. PLC	46,766	676,489
Freeport-McMoRan Copper & Gold, Inc.	9,491	810,437
Petropavlovsk PLC	13,474	235,397
Thompson Creek Metals Co., Inc. (a)	45,665	492,269
Vale SA, ADR	9,572	299,316

Metals & Mining Total		3,302,853

Materials Total		4,554,462

Telecommunication Services – 1.6%
Wireless Telecommunication Services – 1.6%
American Tower Corp., Class A (a)	11,310	579,751
Millicom International Cellular SA	3,643	349,546
Mobile TeleSystems OJSC, ADR	30,309	643,460

Wireless Telecommunication Services Total		1,572,757

Telecommunication Services Total		1,572,757

Utilities – 2.1%
Electric Utilities – 0.6%
NV Energy, Inc.	43,881	577,035

Electric Utilities Total		577,035

Gas Utilities – 0.6%
PT Perusahaan Gas Negara Tbk	1,385,000	598,677

Gas Utilities Total		598,677

Independent Power Producers & Energy Traders – 0.9%
AES Corp. (a)	72,924	827,688

Independent Power Producers & Energy Traders Total		827,688

Utilities Total		2,003,400

Total Common Stocks (cost of $74,035,365)		95,663,742

Short-Term Obligation – 1.7%

	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 01/14/16, market value $1,661,450 (repurchase proceeds $1,627,010)	1,627,000	1,627,000

Total Short-Term Obligation (cost of $1,627,000)		1,627,000

Total Investments – 100.3% (cost of $75,662,365)(c)		97,290,742

Other Assets & Liabilities, Net – (0.3)%		(331,553)

Net Assets – 100.0%		96,959,189

Notes to Investment Portfolio:

(a)	Non-income producing security.
(b)	Security purchased on a delayed delivery basis.
(c)	Cost for federal income tax purposes is $75,662,365.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$8,888,983	$2,634,450	$—	$11,523,433
Consumer Staples	7,931,760	1,154,431	—	9,086,191
Energy	12,521,318	597,148	—	13,118,466
Financials	14,097,425	1,051,544	—	15,148,969
Health Care	8,294,875	100,818	—	8,395,693
Industrials	10,460,056	1,499,852	—	11,959,908
Information Technology	17,552,658	747,805	—	18,300,463
Materials	3,356,708	1,197,754	—	4,554,462
Telecommunication Services	1,572,757	—	—	1,572,757
Utilities	1,404,723	598,677	—	2,003,400

Total Common Stocks	86,081,263	9,582,479	—	95,663,742

Total Short-Term Obligation	—	1,627,000	—	1,627,000

Total Investments	$86,081,263	$11,209,479	$—	$97,290,742

See Accompanying Notes to Financial Statements.

Columbia Select Opportunities Fund

September 30, 2010 (Unaudited)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	18.9
Financials	15.6
Energy	13.5
Industrials	12.3
Consumer Discretionary	11.9
Consumer Staples	9.4
Health Care	8.6
Materials	4.7
Utilities	2.1
Telecommunication Services	1.6

98.6
Short Term Obligation	1.7
Other Assets & Liabilities, Net	(0.3)

100.0

Acronym	Name
ADR	American Depositary Receipt

Investment Portfolio – Columbia Select Small Cap Fund

September 30, 2010 (Unaudited)

Common Stocks – 100.0%

	Shares	Value ($)
Consumer Discretionary – 21.7%
Automobiles – 3.1%
Thor Industries, Inc.	490,000	16,366,000

Automobiles Total		16,366,000

Diversified Consumer Services – 3.4%
Sotheby’s	480,000	17,673,600

Diversified Consumer Services Total		17,673,600

Hotels, Restaurants & Leisure – 3.8%
Buffalo Wild Wings, Inc. (a)	140,000	6,704,600
P.F. Chang’s China Bistro, Inc.	280,000	12,936,000

Hotels, Restaurants & Leisure Total		19,640,600

Household Durables – 3.8%
Harman International Industries, Inc. (a)	200,000	6,682,000
Meritage Home Corp. (a)	340,000	6,670,800
Ryland Group, Inc.	360,000	6,451,200

Household Durables Total		19,804,000

Specialty Retail – 6.0%
RadioShack Corp.	680,000	14,504,400
Williams-Sonoma, Inc.	540,000	17,118,000

Specialty Retail Total		31,622,400

Textiles, Apparel & Luxury Goods – 1.6%
Liz Claiborne, Inc. (a)	1,400,000	8,512,000

Textiles, Apparel & Luxury Goods Total		8,512,000

Consumer Discretionary Total		113,618,600

Energy – 6.4%
Energy Equipment & Services – 3.0%
Helmerich & Payne, Inc.	390,000	15,779,400

Energy Equipment & Services Total		15,779,400

Oil, Gas & Consumable Fuels – 3.4%
Overseas Shipholding Group, Inc.	200,000	6,864,000
SM Energy Co.	290,000	10,863,400

Oil, Gas & Consumable Fuels Total		17,727,400

Energy Total		33,506,800

Financials – 16.1%
Capital Markets – 8.3%
Greenhill & Co., Inc.	180,000	14,277,600
KBW, Inc.	540,000	13,824,000
Legg Mason, Inc.	510,000	15,458,100

Capital Markets Total		43,559,700

	Shares	Value ($)
Commercial Banks – 7.8%
City National Corp.	230,000	12,206,100
Wintrust Financial Corp.	440,000	14,260,400
Zions Bancorporation	670,000	14,311,200

Commercial Banks Total		40,777,700

Financials Total		84,337,400

Health Care – 5.9%
Health Care Equipment & Supplies – 2.5%
Cooper Companies, Inc.	280,000	12,941,600

Health Care Equipment & Supplies Total		12,941,600

Health Care Technology – 3.4%
athenahealth, Inc. (a)	540,000	17,830,800

Health Care Technology Total		17,830,800

Health Care Total		30,772,400

Industrials – 15.2%
Building Products – 4.1%
Quanex Building Products Corp.	640,000	11,052,800
Simpson Manufacturing Co., Inc.	400,000	10,312,000

Building Products Total		21,364,800

Construction & Engineering – 5.4%
Chicago Bridge & Iron Co., NV, N.Y. Registered Shares (a)	540,000	13,203,000
Shaw Group, Inc. (a)	460,000	15,437,600

Construction & Engineering Total		28,640,600

Machinery – 2.9%
Bucyrus International, Inc.	220,000	15,257,000

Machinery Total		15,257,000

Road & Rail – 2.8%
Kansas City Southern (a)	390,000	14,589,900

Road & Rail Total		14,589,900

Industrials Total		79,852,300

Information Technology – 25.9%
Communications Equipment – 10.2%
CommScope, Inc. (a)	380,000	9,021,200
F5 Networks, Inc. (a)	100,000	10,381,000
InterDigital, Inc. (a)	600,000	17,766,000
Plantronics, Inc.	480,000	16,214,400

Communications Equipment Total		53,382,600

See Accompanying Notes to Financial Statements.

Columbia Select Small Cap Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Computers & Peripherals – 0.5%
STEC, Inc. (a)	200,000	2,490,000

Computers & Peripherals Total		2,490,000

Internet Software & Services – 1.8%
j2 Global Communications, Inc. (a)	220,000	5,233,800
Monster Worldwide, Inc. (a)	320,000	4,147,200

Internet Software & Services Total		9,381,000

IT Services – 4.2%
CACI International, Inc., Class A (a)	100,000	4,526,000
CoreLogic, Inc.	280,000	5,364,800
Forrester Research, Inc. (a)	375,000	12,405,000

IT Services Total		22,295,800

Semiconductors & Semiconductor Equipment – 2.7%
Power Integrations, Inc.	440,000	13,987,600

Semiconductors & Semiconductor Equipment Total		13,987,600

Software – 6.5%
Fair Isaac Corp.	590,000	14,549,400
Kenexa Corp. (a)	180,000	3,153,600
Manhattan Associates, Inc. (a)	560,000	16,436,000

Software Total		34,139,000

Information Technology Total		135,676,000

Materials – 6.9%
Chemicals – 3.8%
Intrepid Potash, Inc. (a)	200,000	5,214,000
OM Group, Inc. (a)	480,000	14,457,600

Chemicals Total		19,671,600

Metals & Mining – 3.1%
Brush Engineered Materials, Inc. (a)	580,000	16,495,200

Metals & Mining Total		16,495,200

Materials Total		36,166,800

	Shares	Value ($)
Telecommunication Services – 1.9%
Diversified Telecommunication Services – 1.9%
Iridium Communications, Inc. (a)	1,200,000	10,248,000

Diversified Telecommunication Services Total		10,248,000

Telecommunication Services Total		10,248,000

Total Common Stocks (cost of $388,432,268)		524,178,300

Short-Term Obligation – 0.2%

	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 01/14/16, market value $787,800 (repurchase proceeds $770,005)	770,000	770,000

Total Short-Term Obligation (cost of $770,000)		770,000

Total Investments – 100.2% (cost of $389,202,268)(b)		524,948,300

Other Assets & Liabilities, Net – (0.2)%		(845,997)

Net Assets – 100.0%		524,102,303

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $389,202,268.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$524,178,300	$—	$—	$524,178,300

Total Short-Term Obligation	—	770,000	—	770,000

Total Investments	$524,178,300	$770,000	$—	$524,948,300

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Columbia Select Small Cap Fund

September 30, 2010 (Unaudited)

At September 30, 2010, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	25.9
Consumer Discretionary	21.7
Financials	16.1
Industrials	15.2
Materials	6.9
Energy	6.4
Health Care	5.9
Telecommunication Services	1.9

100.0
Short-Term Obligation	0.2
Other Assets & Liabilities, Net	(0.2)

100.0

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Value and Restructuring Fund

September 30, 2010 (Unaudited)

Common Stocks – 97.4%

	Shares	Value ($)
Consumer Discretionary – 5.0%
Household Durables – 2.7%
Newell Rubbermaid, Inc.	3,700,000	65,897,000
Stanley Black & Decker, Inc. (a)	1,600,000	98,048,000

Household Durables Total		163,945,000

Specialty Retail – 2.3%
TJX Companies, Inc. (a)	3,100,000	138,353,000

Specialty Retail Total		138,353,000

Consumer Discretionary Total		302,298,000

Consumer Staples – 6.3%
Food Products – 0.2%
Dole Food Co., Inc. (b)	1,333,492	12,201,452

Food Products Total		12,201,452

Personal Products – 1.7%
Avon Products, Inc. (a)	3,300,000	105,963,000

Personal Products Total		105,963,000

Tobacco – 4.4%
Lorillard, Inc. (a)	3,300,000	265,023,000

Tobacco Total		265,023,000

Consumer Staples Total		383,187,452

Energy – 21.5%
Oil, Gas & Consumable Fuels – 21.5%
Alpha Natural Resources, Inc. (b)(c)	5,100,000	209,865,000
Anadarko Petroleum Corp. (a)	2,200,000	125,510,000
ConocoPhillips (a)	3,000,000	172,290,000
Consol Energy, Inc. (a)	4,200,000	155,232,000
Devon Energy Corp. (a)	2,500,000	161,850,000
Murphy Oil Corp. (a)	1,000,000	61,920,000
Noble Energy, Inc. (a)	1,800,000	135,162,000
PetroHawk Energy Corp. (b)	3,700,000	59,718,000
Petroleo Brasileiro SA, ADR	6,300,000	228,501,000

Oil, Gas & Consumable Fuels Total		1,310,048,000

Energy Total		1,310,048,000

	Shares	Value ($)
Financials – 15.2%
Capital Markets – 5.2%
Apollo Investment Corp. (d)	4,300,000	43,989,000
Goldman Sachs Group, Inc. (a)	600,000	86,748,000
Invesco Ltd. (a)	5,500,000	116,765,000
Morgan Stanley (a)	2,800,000	69,104,000

Capital Markets Total		316,606,000

Commercial Banks – 1.3%
PNC Financial Services Group, Inc.	1,500,000	77,865,000

Commercial Banks Total		77,865,000

Diversified Financial Services – 1.7%
JPMorgan Chase & Co.	2,700,000	102,789,000

Diversified Financial Services Total		102,789,000

Insurance – 6.0%
ACE Ltd. (a)	3,301,500	192,312,375
Loews Corp. (a)	2,000,000	75,800,000
MetLife, Inc. (a)	2,600,000	99,970,000

Insurance Total		368,082,375

Real Estate Investment Trusts (REITs) – 1.0%
DiamondRock Hospitality Co. (a)(b)	3,000,000	28,470,000
Host Hotels & Resorts, Inc. (a)	200,000	2,896,000
Weyerhaeuser Co.	1,800,000	28,368,000

Real Estate Investment Trusts (REITs) Total		59,734,000

Financials Total		925,076,375

Health Care – 6.4%
Biotechnology – 0.4%
Talecris Biotherapeutics Holdings Corp. (b)	900,000	20,592,000

Biotechnology Total		20,592,000

Health Care Equipment & Supplies – 1.3%
Baxter International, Inc. (a)	1,700,000	81,107,000

Health Care Equipment & Supplies Total		81,107,000

Health Care Providers & Services – 2.4%
AmerisourceBergen Corp.	4,700,000	144,102,000

Health Care Providers & Services Total		144,102,000

Pharmaceuticals – 2.3%
Bristol-Myers Squibb Co.	4,400,000	119,284,000
Warner Chilcott PLC, Class A	1,000,000	22,440,000

Pharmaceuticals Total		141,724,000

Health Care Total		387,525,000

See Accompanying Notes to Financial Statements.

Columbia Value and Restructuring Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials – 15.9%
Aerospace & Defense – 3.3%
AerCap Holdings NV (b)(c)	5,200,000	61,516,000
United Technologies Corp. (a)	1,950,000	138,898,500

Total Aerospace & Defense		200,414,500

Airlines – 1.5%
Copa Holdings SA, Class A (a)	1,700,000	91,647,000

Airlines Total		91,647,000

Construction & Engineering – 0.8%
AECOM Technology Corp. (b)	2,100,000	50,946,000

Construction & Engineering Total		50,946,000

Industrial Conglomerates – 1.5%
Tyco International Ltd. (a)	2,550,000	93,661,500

Industrial Conglomerates Total		93,661,500

Machinery – 4.1%
AGCO Corp. (a)(b)	2,400,000	93,624,000
Eaton Corp. (a)	1,850,000	152,606,500

Machinery Total		246,230,500

Road & Rail – 4.7%
Union Pacific Corp. (a)	3,500,000	286,300,000

Road & Rail Total		286,300,000

Industrials Total		969,199,500

Information Technology – 8.6%
Communications Equipment – 4.4%
CommScope, Inc. (a)(b)	2,400,000	56,976,000
Harris Corp.	4,800,000	212,592,000

Communications Equipment Total		269,568,000

Electronic Equipment, Instruments & Components – 0.6%
Corning, Inc.	2,000,000	36,560,000

Electronic Equipment, Instruments & Components Total		36,560,000

IT Services – 3.1%
International Business Machines Corp. (a)	1,400,000	187,796,000

IT Services Total		187,796,000

Office Electronics – 0.5%
Xerox Corp.	3,000,000	31,050,000

Office Electronics Total		31,050,000

Information Technology Total		524,974,000

	Shares	Value ($)
Materials – 13.9%
Chemicals – 5.4%
Celanese Corp., Series A (a)	4,900,000	157,290,000
Lanxess AG	1,800,000	98,793,629
Methanex Corp.	1,000,000	24,490,000
PPG Industries, Inc. (a)	700,000	50,960,000

Chemicals Total		331,533,629

Metals & Mining – 8.5%
Freeport-McMoRan Copper & Gold, Inc. (a)	1,800,000	153,702,000
Grupo Mexico SAB de CV, Series B	26,000,000	74,936,218
Schnitzer Steel Industries, Inc., Class A (a)	1,300,000	62,764,000
Southern Copper Corp.	4,400,000	154,528,000
Vale SA, ADR	2,300,000	71,921,000

Metals & Mining Total		517,851,218

Materials Total		849,384,847

Telecommunication Services – 4.6%
Diversified Telecommunication Services – 0.6%
Windstream Corp.	2,800,000	34,412,000

Diversified Telecommunication Services Total		34,412,000

Wireless Telecommunication Services – 4.0%
America Movil SAB de CV, Series L, ADR	4,600,000	245,318,000

Wireless Telecommunication Services Total		245,318,000

Telecommunication Services Total		279,730,000

Total Common Stocks (cost of $4,411,286,362)		5,931,423,174

Convertible Preferred Stocks – 1.3%

Consumer Staples – 0.3%
Food Products – 0.3%
Dole Food Automatic Common Exchange Security Trust, 7.000% (e)	1,900,000	18,079,640

Food Products Total		18,079,640

Consumer Staples Total		18,079,640

See Accompanying Notes to Financial Statements.

Columbia Value and Restructuring Fund

September 30, 2010 (Unaudited)

Convertible Preferred Stocks (continued)

	Shares	Value ($)
Financials – 1.0%
Diversified Financial Services – 0.5%
Citigroup, Inc., 7.500%	250,000	29,627,500

Diversified Financial Services Total		29,627,500
Insurance – 0.5%
Hartford Financial Services Group, Inc., 7.250%	1,200,000	28,464,000

Insurance Total		28,464,000

Financials Total		58,091,500

Total Convertible Preferred Stocks (cost of $76,051,418)		76,171,140

Convertible Bond – 1.2%

	Par ($)
Consumer Cyclical – 1.2%
Auto Manufacturers – 1.2%
Ford Motor Co., 4.250% 11/15/16	50,000,000	74,625,000

Auto Manufacturers Total		74,625,000

Consumer Cyclical Total		74,625,000

Total Convertible Bond (cost of $50,948,755)		74,625,000

Preferred Stock – 0.3%
	Shares
Energy – 0.3%
Oil, Gas & Consumable Fuels – 0.3%
Apache Corp., 6.000%	250,000	14,500,000

Oil, Gas & Consumable Fuels Total		14,500,000

Energy Total		14,500,000

Total Preferred Stock (cost of $12,690,670)		14,500,000

Warrants – 0.2%

	Units	Value ($)
Financials – 0.2%
Insurance – 0.2%
Hartford Financial Services Group, Inc. Wts. Expiring 06/19/26 (b)	950,000	13,680,000

Insurance Total		13,680,000

Financials Total		13,680,000

Total Warrants (cost of $13,015,000)		13,680,000

Total Investments – 100.4% (cost of $4,563,992,205)(f)		6,110,399,314

Other Assets & Liabilities, Net – (0.4)%		(22,386,626)

Net Assets – 100.0%		6,088,012,688

Notes to Investment Portfolio:

(a)	All or a portion of this security is pledged as collateral for open written options contracts.

(b)	Non-income producing security.

(c)	An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions with companies which are or were affiliates during the six months ended September 30, 2010, are as follows:

Affiliate	Value, Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Value, End of Period
AerCap Holdings NV	$62,208,000	$—	$2,380,220	$—	$—
Alpha Natural Resources, Inc.	294,351,000	—	29,019,299	—	—

Total	$356,559,000	$—	$31,399,519	$—	$—

(d)	Closed-end Management Investment Company.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of this security, which is not illiquid, amounted to $18,079,640, which represents 0.3% of net assets.

(f)	Cost for federal income tax purposes is $4,563,992,205.

See Accompanying Notes to Financial Statements.

Columbia Value and Restructuring Fund

September 30, 2010 (Unaudited)

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$302,298,000	$—	$—	$302,298,000
Consumer Staples	383,187,452	—	—	383,187,452
Energy	1,310,048,000	—	—	1,310,048,000
Financials	925,076,375	—	—	925,076,375
Health Care	387,525,000	—	—	387,525,000
Industrials	969,199,500	—	—	969,199,500
Information Technology	524,974,000	—	—	524,974,000
Materials	750,591,218	98,793,629	—	849,384,847
Telecommunication Services	279,730,000	—	—	279,730,000

Total Common Stocks	5,832,629,545	98,793,629	—	5,931,423,174

Convertible Preferred Stocks
Consumer Staples	—	18,079,640	—	18,079,640
Financials	58,091,500	—	—	58,091,500

Total Convertible Preferred Stocks	58,091,500	18,079,640	—	76,171,140

Total Convertible Bond	—	74,625,000	—	74,625,000

Total Preferred Stock	14,500,000	—	—	14,500,000

Total Warrants	13,680,000	—	—	13,680,000

Total Investments	5,918,901,045	$191,498,269	—	6,110,399,314

Value of Written Call Options Contracts	(19,115,825)	—	—	(19,115,825)

Total	$5,899,785,220	$191,498,269	$—	$6,091,283,489

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the yield at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

For the six months ended September 30, 2010, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2010	9,000	$557,720
Options written	280,450	35,087,765
Options terminated in closing purchase transactions	(72,984)	(7,785,983)
Options exercised	(14,000)	(1,592,581)
Options expired	(133,716)	(10,886,233)

Options outstanding at September 30, 2010	68,750	$15,380,688

At September 30, 2010, the Fund held the following written call option contracts:

Equity Risk

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
ACE Ltd.	55.0	15	10/16/10	$4,260	$(6,150)
AGCO Corp.	35.0	2,000	11/20/10	427,503	(1,000,000)
Anadarko Petroleum Corp.	45.0	2,000	11/20/10	1,697,971	(2,670,000)
Anadarko Petroleum Corp.	47.5	2,000	11/20/10	1,417,976	(2,080,000)
Avon Products, Inc.	34.0	1,500	10/16/10	56,909	(22,500)
Baxter International, Inc.	44.0	2,000	11/20/10	592,410	(870,000)
Celanese Corp., Series A	30.0	2,000	10/16/10	245,986	(500,000)
CommScope, Inc.	30.0	1,000	10/16/10	107,088	(5,000)
ConocoPhillips	60.0	1,500	11/20/10	156,012	(121,500)
ConocoPhillips	55.0	1,985	11/20/10	623,279	(704,675)
Consol Energy, Inc.	65.0	750	10/16/10	41,749	(3,000)
Copa Holdings SA, Class A	55.0	1,500	02/19/11	583,490	(615,000)
Devon Energy Corp.	67.5	2,000	10/16/10	466,752	(78,000)
DiamondRock Hospitality Co.	10.0	1,000	10/16/10	24,000	(30,000)
Eaton Corp.	85.0	3,000	10/16/10	387,533	(240,000)
Freeport-McMoRan Copper & Gold, Inc.	85.0	2,000	10/16/10	441,332	(520,000)
Freeport-McMoRan Copper & Gold, Inc.	75.0	2,000	11/20/10	1,183,980	(2,374,000)
Goldman Sachs Group, Inc.	160.0	1,000	10/16/10	90,048	(14,000)
Host Hotels & Resorts, Inc.	15.0	2,000	10/16/10	67,999	(70,000)
International Business Machines Corp.	145.0	1,000	10/16/10	134,998	(6,000)
International Business Machines Corp.	135.0	1,000	10/16/10	47,999	(145,000)
Invesco Ltd.	20.0	1,000	10/16/10	72,449	(165,000)
Loews Corp.	40.0	1,000	12/18/10	83,999	(70,000)
Lorillard, Inc.	85.0	1,000	10/16/10	42,459	(11,000)
Lorillard, Inc.	80.0	1,000	10/16/10	202,417	(140,000)
Metlife, Inc.	45.0	2,000	10/16/10	58,019	(8,000)
Morgan Stanley	28.0	1,000	10/16/10	55,999	(3,000)
Murphy Oil Corp.	60.0	2,000	10/16/10	268,995	(550,000)
Noble Energy, Inc.	80.0	3,000	10/16/10	335,994	(45,000)
PPG Industries, Inc.	70.0	4,000	10/16/10	881,985	(1,400,000)
PPG Industries, Inc.	75.0	1,000	10/16/10	25,000	(55,000)
Schnitzer Steel Industries, Inc., Class A	44.0	2,000	01/22/11	1,467,975	(1,480,000)
Stanley Black & Decker, Inc.	65.0	1,000	10/16/10	63,999	(20,000)
Stanley Black & Decker, Inc.	57.5	2,500	10/16/10	822,486	(1,025,000)
Stanley Black & Decker, Inc.	62.5	4,000	10/16/10	298,895	(320,000)
TJX Companies, Inc.	45.0	1,000	10/16/10	15,000	(70,000)
Tyco International Ltd.	41.0	1,000	10/16/10	32,329	(2,000)
Union Pacific Corp.	85.0	2,000	10/16/10	110,318	(92,000)
Union Pacific Corp.	80.0	2,500	11/20/10	835,986	(1,100,000)
United Technologies Corp.	75.0	2,500	01/22/11	907,110	(485,000)

Total written call options: (proceeds $15,380,688)					$(19,115,825)

See Accompanying Notes to Financial Statements.

Columbia Value and Restructuring Fund

September 30, 2010 (Unaudited)

At September 30, 2010, the Fund held investments in the following sectors:

Sector (Unaudited)	% of Net Assets
Energy	21.8
Financials	16.4
Industrials	15.9
Materials	13.9
Information Technology	8.6
Consumer Staples	6.6
Health Care	6.4
Consumer Discretionary	5.0
Telecommunication Services	4.6
Consumer Cyclical	1.2

100.4
Other Assets & Liabilities, Net	(0.4)

100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Emerging Markets Fund

September 30, 2010 (Unaudited)

Common Stocks – 95.1%

	Shares	Value ($)
Consumer Discretionary – 13.7%
Auto Components – 2.7%
Hankook Tire Co. Ltd.	86,400	2,496,781
Hyundai Mobis	25,457	5,737,904
Nokian Renkaat Oyj	74,385	2,558,401

Auto Components Total		10,793,086

Automobiles – 1.3%
Hyundai Motor Co.	17,700	2,375,084
PT Astra International Tbk	467,000	2,975,139

Automobiles Total		5,350,223

Distributors – 0.6%
Li & Fung Ltd.	432,000	2,429,100

Distributors Total		2,429,100

Hotels, Restaurants & Leisure – 0.5%
Ctrip.com International Ltd., ADR (a)	37,350	1,783,463

Hotels, Restaurants & Leisure Total		1,783,463

Household Durables – 1.8%
LG Electronics, Inc.	22,000	1,854,214
MRV Engenharia e Participacoes SA	242,100	2,297,947
Woongjin Coway Co., Ltd.	78,820	3,071,586

Household Durables Total		7,223,747

Leisure Equipment & Products – 0.5%
Giant Manufacturing Co., Ltd.	538,800	2,024,269

Leisure Equipment & Products Total		2,024,269

Media – 0.8%
Naspers Ltd.	67,519	3,299,254

Media Total		3,299,254

Multiline Retail – 1.6%
Clicks Group Ltd.	405,300	2,562,907
Golden Eagle Retail Group Ltd.	1,047,000	2,957,173
PK Ramayana Lestari Sentosa Tbk	7,660,500	745,984

Multiline Retail Total		6,266,064

Specialty Retail – 2.2%
Belle International Holdings Ltd.	2,044,000	4,109,870
Home Product Center PCL, Foreign Registered Shares	7,910,100	2,866,922
PT Ace Hardware Indonesia Tbk	7,363,500	1,671,133

Specialty Retail Total		8,647,925

Textiles, Apparel & Luxury Goods – 1.7%
China Lilang Ltd.	1,322,000	2,215,107
Titan Industries Ltd.	30,600	2,223,893

	Shares	Value ($)
Trinity Ltd.	2,268,000	2,201,199

Textiles, Apparel & Luxury Goods Total		6,640,199

Consumer Discretionary Total		54,457,330

Consumer Staples – 6.4%
Food & Staples Retailing – 3.4%
BIM Birlesik Magazalar AS	52,080	1,501,934
CP ALL PCL	2,516,600	3,504,702
Drogasil SA	83,300	2,126,809
Eurocash SA	306,600	2,772,374
Grupo Comercial Chedraui SA de CV (a)	526,900	1,515,684
Magnit OAO, GDR (b)(c)	85,300	2,149,560

Food & Staples Retailing Total		13,571,063

Food Products – 0.5%
Charoen Pokphand Foods PCL, Foreign Registered Shares	2,200,400	1,830,646
Indofood Sukses Makmur Tbk PT (d)	455,880	275,571

Food Products Total		2,106,217

Personal Products – 1.0%
Hypermarcas SA (a)	256,800	3,990,113

Personal Products Total		3,990,113

Tobacco – 1.5%
ITC Ltd.	580,718	2,294,907
PT Gudang Garam Tbk	602,500	3,476,907

Tobacco Total		5,771,814

Consumer Staples Total		25,439,207

Energy – 8.2%
Oil, Gas & Consumable Fuels – 8.2%
Banpu PCL	45,500	1,073,593
Cairn India Ltd. (a)	126,180	934,979
China Shenhua Energy Co., Ltd., Class H	961,000	3,963,153
CNOOC Ltd.	1,668,000	3,242,732
OAO LUKOIL, ADR	131,252	7,441,988
OGX Petroleo e Gas Participacoes SA (a)	386,300	5,034,229
PT Tambang Batubara Bukit Asam Tbk	1,041,000	2,272,887
Rosneft Oil Co., GDR (a)	469,662	3,134,489
Yanzhou Coal Mining Co., Ltd., Class H	2,234,000	5,448,649

Oil, Gas & Consumable Fuels Total		32,546,699

Energy Total		32,546,699

See Accompanying Notes to Financial Statements.

Columbia Emerging Markets Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials – 25.2%
Commercial Banks – 20.2%
Banco Bradesco SA, ADR	126,626	2,580,638
Banco Santander Chile, ADR	21,221	2,048,887
Bangkok Bank PCL, Foreign Registered Shares	794,900	4,080,329
Bank of China Ltd., Class H	9,145,000	4,811,174
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (a)	11,673,000	2,038,870
China Construction Bank Corp., Class H	4,375,000	3,825,865
CIMB Group Holdings Bhd	1,882,000	4,979,079
HDFC Bank Ltd., ADR	16,500	3,042,105
ICICI Bank Ltd., ADR	83,434	4,159,185
Industrial & Commercial Bank of China, Class H	5,965,000	4,434,800
Itau Unibanco Holding SA, ADR	402,772	9,739,027
Kasikornbank PCL, Foreign Registered Shares	1,206,700	4,645,732
Metropolitan Bank & Trust	1,111,840	1,770,624
PT Bank Central Asia Tbk	4,590,000	3,460,910
PT Bank Rakyat Indonesia Pierero TbK	2,598,500	2,906,815
Punjab National Bank Ltd.	98,570	2,839,710
Sberbank	1,944,200	5,381,822
Security Bank Corp.	733,690	1,369,410
Standard Bank Group Ltd.	130,250	2,072,667
Turkiye Garanti Bankasi AS	856,810	4,966,774
Turkiye Halk Bankasi AS	259,010	2,394,767
Union Bank of India	367,610	3,176,311

Commercial Banks Total		80,725,501

Diversified Financial Services – 2.1%
AMMB Holdings Bhd	1,601,900	3,075,984
BM&F BOVESPA SA	450,100	3,764,134
Bolsa Mexicana de Valores SA de CV	923,200	1,542,861

Diversified Financial Services Total		8,382,979

Insurance – 1.6%
Amil Participacoes SA	259,200	2,492,425
China Life Insurance Co., Ltd., Class H	929,000	3,676,519

Insurance Total		6,168,944

Real Estate Management & Development – 1.3%
Ayala Land, Inc.	4,017,100	1,607,859
China Vanke Co., Ltd., Class B	1,375,080	1,739,622
SM Prime Holdings, Inc.	6,811,000	1,956,340

Real Estate Management & Development Total		5,303,821

Financials Total		100,581,245

	Shares	Value ($)
Health Care – 3.3%
Health Care Equipment & Supplies – 0.7%
St. Shine Optical Co., Ltd.	190,000	1,976,820
Top Glove Corp. Bhd	376,800	626,296

Health Care Equipment & Supplies Total		2,603,116

Health Care Providers & Services – 1.2%
Fleury SA (a)	175,800	2,181,915
Odontoprev SA	190,600	2,240,564
Sinopharm Group Co., Class H	116,370	479,392

Health Care Providers & Services Total		4,901,871

Pharmaceuticals – 1.4%
Genomma Lab Internacional SA de CV (a)	1,180,600	2,267,205
Pharmstandard, Series S, GDR (b)(c)	46,115	1,030,670
PT Kalbe Farma Tbk	7,904,000	2,256,264

Pharmaceuticals Total		5,554,139

Health Care Total		13,059,126

Industrials – 5.2%
Airlines – 1.6%
Copa Holdings SA, Class A	53,825	2,901,706
Turk Hava Yollari A.O. (a)	831,830	3,389,099

Airlines Total		6,290,805

Electrical Equipment – 1.8%
Harbin Electric, Inc. (a)	138,857	2,484,152
LS Cable Ltd.	19,257	1,976,004
Zhuzhou CSR Times Electric Co., Ltd., Class H	892,000	2,866,292

Electrical Equipment Total		7,326,448

Industrial Conglomerates – 0.4%
Barloworld Ltd.	234,545	1,574,428

Industrial Conglomerates Total		1,574,428

Machinery – 0.6%
Sany Heavy Equipment International Holdings Co., Ltd.	865,000	1,527,398
Thermax Ltd.	46,151	820,652

Machinery Total		2,348,050

Road & Rail – 0.8%
Globaltrans Investment PLC, GDR (b)(c)	137,100	2,068,839
Julio Simoes Logistica SA (a)	252,400	1,224,707

Road & Rail Total		3,293,546

Industrials Total		20,833,277

See Accompanying Notes to Financial Statements.

Columbia Emerging Markets Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology – 14.2%
Communications Equipment – 1.0%
O-Net Communications Group Ltd. (a)	5,778,000	4,041,883

Communications Equipment Total		4,041,883

Computers & Peripherals – 0.7%
Wistron Corp.	1,565,015	2,853,857

Computers & Peripherals Total		2,853,857

Electronic Equipment, Instruments & Components – 3.0%
HON HAI Precision Industry Co., Ltd.	1,812,270	6,810,748
WPG Holdings Co., Ltd.	1,659,288	3,290,987
Young Fast Optoelectronics Co., Ltd.	171,000	1,947,330

Electronic Equipment, Instruments & Components Total		12,049,065

Internet Software & Services – 2.2%
Baidu, Inc., ADR (a)	37,180	3,815,412
NHN Corp. (a)	14,653	2,518,763
Tencent Holdings Ltd.	111,000	2,413,790

Internet Software & Services Total		8,747,965

IT Services – 1.6%
Infosys Technologies Ltd.	18,700	1,265,520
Infosys Technologies Ltd., ADR	46,230	3,111,741
Redecard SA	137,300	2,130,097

IT Services Total		6,507,358

Semiconductors & Semiconductor Equipment – 5.2%
MediaTek, Inc.	64,463	906,483
Samsung Electronics Co., Ltd.	21,700	14,787,597
Taiwan Semiconductor Manufacturing Co., Ltd.	1,515,190	3,005,839
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	186,195	1,888,018

Semiconductors & Semiconductor Equipment Total		20,587,937

Software – 0.5%
Kingdee International Software Group Co., Ltd.	3,914,000	1,836,312

Software Total		1,836,312

Information Technology Total		56,624,377

Materials – 12.3%
Chemicals – 0.6%
Israel Chemicals Ltd.	100,809	1,424,408
Yingde Gases Group Co. (a)	995,000	937,836

Chemicals Total		2,362,244

	Shares	Value ($)
Construction Materials – 0.8%
PT Indocement Tunggal Prakarsa Tbk	1,530,200	3,161,348

Construction Materials Total		3,161,348

Metals & Mining – 10.9%
Anglo Platinum Ltd. (a)	27,551	2,609,659
AngloGold Ashanti Ltd., ADR	34,687	1,603,927
Cia de Minas Buenaventura SA, ADR	46,765	2,112,843
Eastern Platinum Ltd. (a)	2,021,500	2,789,902
Eurasian Natural Resources Corp. PLC	193,271	2,795,743
Freeport-McMoRan Copper & Gold, Inc.	19,063	1,627,790
Gold Fields Ltd., ADR	125,022	1,909,086
Gujarat NRE Coke Ltd.	993,500	1,364,851
Mechel, ADR	108,587	2,703,816
POSCO	5,996	2,713,495
Southern Copper Corp.	73,177	2,569,976
Sterlite Industries India Ltd.	454,510	1,679,998
Tata Steel Ltd.	242,800	3,523,769
Vale SA	440,400	13,612,837

Metals & Mining Total		43,617,692

Materials Total		49,141,284

Telecommunication Services – 3.6%
Diversified Telecommunication Services – 0.9%
Chunghwa Telecom Co., Ltd., ADR	162,894	3,652,084

Diversified Telecommunication Services Total		3,652,084

Wireless Telecommunication Services – 2.7%
America Movil SAB de CV, Series L, ADR	77,909	4,154,887
Millicom International Cellular SA	13,316	1,277,670
Mobile TeleSystems OJSC, ADR	186,981	3,969,607
MTN Group Ltd.	81,270	1,468,551

Wireless Telecommunication Services Total		10,870,715

Telecommunication Services Total		14,522,799

Utilities – 3.0%
Electric Utilities – 0.2%
RusHydro, ADR (a)	132,000	678,252

Electric Utilities Total		678,252

Gas Utilities – 1.9%
PT Perusahaan Gas Negara Tbk	5,943,000	2,568,908
Towngas China Co. Ltd.	1,681,000	779,987
Xinao Gas Holdings Ltd.	1,486,000	4,212,356

Gas Utilities Total		7,561,251

See Accompanying Notes to Financial Statements.

Columbia Emerging Markets Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Utilities (continued)
Independent Power Producers & Energy Traders – 0.6%
Aboitiz Power Corp.	4,870,600	2,317,612

Independent Power Producers & Energy Traders Total		2,317,612

Water Utilities – 0.3%
Manila Water Co.	3,378,900	1,460,645

Water Utilities Total		1,460,645

Utilities Total		12,017,760

Total Common Stocks (cost of $222,231,274)		379,223,104

Preferred Stocks – 4.6%
Consumer Staples – 0.4%
Food & Staples Retailing – 0.4%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	53,300	1,838,094

Food & Staples Retailing Total		1,838,094

Consumer Staples Total		1,838,094

Energy – 3.8%
Oil, Gas & Consumable Fuels – 3.8%
Petroleo Brasileiro SA	936,600	15,106,273

Oil, Gas & Consumable Fuels Total		15,106,273

Energy Total		15,106,273

Materials – 0.4%
Paper & Forest Products – 0.4%
Suzano Papel e Celulose SA	161,900	1,535,754

Paper & Forest Products Total		1,535,754

Materials Total		1,535,754

Total Preferred Stocks (cost of $6,792,808)		18,480,121

Total Investments – 99.7% (cost of $229,024,082)(e)		397,703,225

Other Assets & Liabilities, Net – 0.3%		1,202,301

Net Assets – 100.0%		398,905,526

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities, which are not illiquid, amounted to $5,249,069, which represents 1.3% of net assets.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2010, the value of these securities amounted to $5,249,069, which represents 1.3% of net assets.

(d)	Security purchased on a delayed delivery basis.

(e)	Cost for federal income tax purposes is $229,024,082.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$4,081,410	$50,375,920	$—	$54,457,330
Consumer Staples	7,632,606	17,806,601	—	25,439,207
Energy	15,610,706	16,935,993	—	32,546,699
Financials	34,751,084	65,830,161	—	100,581,245
Health Care	6,689,684	6,369,442	—	13,059,126
Industrials	6,610,565	14,222,712	—	20,833,277
Information Technology	10,945,268	45,679,109	—	56,624,377
Materials	28,930,177	20,211,107	—	49,141,284
Telecommunication Services	13,054,248	1,468,551	—	14,522,799
Utilities	678,252	11,339,508	—	12,017,760

Total Common Stocks	128,984,000	250,239,104	—	379,223,104

Total Preferred Stocks	18,480,121	—	—	18,480,121

Total Investments	$147,464,121	$250,239,104	$—	$397,703,225

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Columbia Emerging Markets Fund

September 30, 2010 (Unaudited)

The Fund was invested in the following countries at September 30, 2010:

Summary of Securities by Country	Value	% of Total Investments
Brazil	$71,895,563	18.1
China	39,644,622	10.0
Republic of Korea	37,531,428	9.5
India	32,108,753	8.1
Hong Kong	29,166,627	7.3
Taiwan	28,356,434	7.1
Russia	26,490,204	6.7
Indonesia	26,139,603	6.6
Thailand	18,001,924	4.5
South Africa	17,100,479	4.3
Turkey	12,252,574	3.1
Philippines	10,482,491	2.6
Mexico	9,480,637	2.4
Malaysia	8,681,359	2.2
United States	7,619,754	1.9
Panama	2,901,706	0.7
United Kingdom	2,795,743	0.7
Canada	2,789,902	0.7
Poland	2,772,374	0.7
Finland	2,558,401	0.6
Peru	2,112,843	0.5
Cyprus	2,068,839	0.5
Chile	2,048,887	0.5
Israel	1,424,408	0.4
Luxembourg	1,277,670	0.3

	$397,703,225	100.0

Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia International Growth Fund

September 30, 2010 (Unaudited)

Common Stocks – 97.0%

	Shares	Value ($)
Consumer Discretionary – 12.9%
Auto Components – 0.8%
Autoliv, Inc.	18,413	1,202,921

Auto Components Total		1,202,921

Automobiles – 1.7%
Honda Motor Co., Ltd.	38,500	1,369,522
Nissan Motor Co., Ltd.	128,300	1,123,743

Automobiles Total		2,493,265

Hotels, Restaurants & Leisure – 1.4%
Compass Group PLC	131,584	1,097,247
Ohsho Food Service Corp.	42,200	953,739

Hotels, Restaurants & Leisure Total		2,050,986

Household Durables – 3.4%
Arnest One Corp.	83,300	918,114
Foster Electric Co., Ltd.	58,600	1,485,620
Persimmon PLC (a)	145,062	912,059
SEB SA	18,681	1,604,628

Household Durables Total		4,920,421

Media – 0.9%
CTS Eventim AG	24,661	1,277,959

Media Total		1,277,959

Specialty Retail – 2.4%
Game Group PLC	541,699	561,998
Halfords Group PLC	102,675	714,085
Kingfisher PLC	274,582	1,009,919
Yamada Denki Co., Ltd.	21,070	1,307,567

Specialty Retail Total		3,593,569

Textiles, Apparel & Luxury Goods – 2.3%
Adidas AG	29,564	1,832,391
Hugo Boss AG	30,042	1,473,237

Textiles, Apparel & Luxury Goods Total		3,305,628

Consumer Discretionary Total		18,844,749

Consumer Staples – 14.9%
Beverages – 1.2%
Carlsberg A/S, Class B	16,516	1,720,972
Cott Corp. (a)	34	267

Beverages Total		1,721,239

Food & Staples Retailing – 5.3%
George Weston Ltd.	15,800	1,212,372
Koninklijke Ahold NV	169,889	2,291,101
Seven & i Holdings Co., Ltd.	73,300	1,720,470
Tesco PLC	180,294	1,201,473
Woolworths Ltd.	48,913	1,364,494

Food & Staples Retailing Total		7,789,910

	Shares	Value ($)
Food Products – 5.5%
Balrampur Chini Mills Ltd.	415,976	861,391
Marine Harvest ASA	1,758,727	1,535,719
Nestle SA, Registered Shares	71,985	3,836,527
Unilever NV	59,830	1,792,593

Food Products Total		8,026,230

Personal Products – 1.3%
Dr. Ci:Labo Co., Ltd.	533	1,831,027

Personal Products Total		1,831,027

Tobacco – 1.6%
British American Tobacco PLC	20,441	763,707
Japan Tobacco, Inc.	485	1,617,356

Tobacco Total		2,381,063

Consumer Staples Total		21,749,469

Energy – 4.5%
Energy Equipment & Services – 3.0%
Core Laboratories NV	25,073	2,207,427
Shinko Plantech Co., Ltd.	86,200	782,789
Tecnicas Reunidas SA	26,213	1,396,092

Energy Equipment & Services Total		4,386,308

Oil, Gas & Consumable Fuels – 1.5%
AWE Ltd. (a)	509,717	763,669
BG Group PLC	33,023	580,665
Rosneft Oil Co., GDR	123,273	824,228

Oil, Gas & Consumable Fuels Total		2,168,562

Energy Total		6,554,870

Financials – 11.8%
Capital Markets – 2.1%
Credit Suisse Group AG, Registered Shares	29,909	1,280,941
Investec PLC	162,547	1,300,363
Tokai Tokyo Financial Holdings, Inc.	144,000	474,429

Capital Markets Total		3,055,733

Commercial Banks – 4.5%
Banco Santander SA	110,407	1,398,825
BNP Paribas	31,359	2,240,952
Governor & Co. of the Bank of Ireland (a)	650,880	552,796
Standard Chartered PLC	33,702	968,439
Turkiye Is Bankasi, Class C	191,686	813,642
Westpac Banking Corp.	30,464	684,259

Commercial Banks Total		6,658,913

See Accompanying Notes to Financial Statements.

Columbia International Growth Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Diversified Financial Services – 0.9%
ING Groep NV (a)	124,793	1,288,820

Diversified Financial Services Total		1,288,820

Insurance – 2.0%
Brit Insurance Holdings NV (a)	45,524	733,414
Mapfre SA	379,507	1,156,908
Zurich Financial Services AG, Registered Shares	4,541	1,065,114

Insurance Total		2,955,436

Real Estate Investment Trusts (REITs) – 0.7%
Japan Retail Fund Investment Corp.	705	993,528

Real Estate Investment Trusts (REITs) Total		993,528

Real Estate Management & Development – 1.6%
Hongkong Land Holdings Ltd.	213,000	1,323,895
Huaku Development Co., Ltd.	348,614	961,999

Real Estate Management & Development Total		2,285,894

Financials Total		17,238,324

Health Care – 10.5%
Biotechnology – 1.2%
Amgen, Inc. (a)	19,787	1,090,461
CSL Ltd.	21,740	694,487

Biotechnology Total		1,784,948

Health Care Providers & Services – 1.0%
Miraca Holdings, Inc.	40,200	1,423,027

Health Care Providers & Services Total		1,423,027

Pharmaceuticals – 8.3%
AstraZeneca PLC	18,099	918,895
GlaxoSmithKline PLC	88,495	1,745,878
Novartis AG, Registered Shares	38,694	2,229,700
Novo-Nordisk A/S, Class B	22,896	2,266,225
Roche Holding AG, Genusschein Shares	18,886	2,578,699
Sanofi-Aventis SA, ADR	30,768	1,023,036
Santen Pharmaceutical Co., Ltd.	39,400	1,365,218

Pharmaceuticals Total		12,127,651

Health Care Total		15,335,626

Industrials – 15.3%
Aerospace & Defense – 0.7%
Saab AB, Class B	71,029	1,030,567

Total Aerospace & Defense		1,030,567

	Shares	Value ($)
Building Products – 0.9%
Asahi Glass Co., Ltd.	134,000	1,369,870

Building Products Total		1,369,870

Commercial Services & Supplies – 0.8%
Toppan Printing Co., Ltd.	154,000	1,207,434

Commercial Services & Supplies Total		1,207,434

Construction & Engineering – 0.9%
Bouygues SA	29,071	1,248,819

Construction & Engineering Total		1,248,819

Electrical Equipment – 4.0%
Bekaert NV	7,033	1,857,891
Mitsubishi Electric Corp.	194,000	1,673,293
Schneider Electric SA	8,476	1,076,951
Sumitomo Electric Industries Ltd.	104,400	1,276,362

Electrical Equipment Total		5,884,497

Industrial Conglomerates – 3.2%
DCC PLC	51,771	1,482,619
Koninklijke Philips Electronics NV	55,683	1,755,249
Siemens AG, Registered Shares	13,912	1,471,414

Industrial Conglomerates Total		4,709,282

Machinery – 1.1%
MAN SE	15,223	1,660,534

Machinery Total		1,660,534

Marine – 1.1%
A.P. Moller - Maersk A/S, Class B	194	1,612,347

Marine Total		1,612,347

Professional Services – 0.7%
Atkins WS PLC	86,128	996,589

Professional Services Total		996,589

Trading Companies & Distributors – 1.5%
ITOCHU Corp.	120,600	1,106,632
Kloeckner & Co., SE (a)	45,820	1,031,292

Trading Companies & Distributors Total		2,137,924

Transportation Infrastructure – 0.4%
Zhejiang Expressway Co., Ltd., Class H	652,000	615,543

Transportation Infrastructure Total		615,543

Industrials Total		22,473,406

Information Technology – 6.9%
Communications Equipment – 0.3%
O-Net Communications Group Ltd. (a)	657,000	459,591

Communications Equipment Total		459,591

See Accompanying Notes to Financial Statements.

Columbia International Growth Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Electronic Equipment, Instruments & Components – 2.6%
FUJIFILM Holdings Corp.	50,400	1,673,741
Halma PLC	114,701	571,029
Murata Manufacturing Co., Ltd.	29,600	1,560,438

Electronic Equipment, Instruments & Components Total		3,805,208

Internet Software & Services – 1.2%
Tencent Holdings Ltd.	83,300	1,811,430

Internet Software & Services Total		1,811,430

IT Services – 0.5%
Redecard SA	44,500	690,381

IT Services Total		690,381

Office Electronics – 0.5%
Canon, Inc.	15,900	743,500

Office Electronics Total		743,500

Semiconductors & Semiconductor Equipment – 0.6%
Shinko Electric Industries Co., Ltd.	81,200	900,900

Semiconductors & Semiconductor Equipment Total		900,900

Software – 1.2%
Autonomy Corp. PLC (a)	59,023	1,682,346

Software Total		1,682,346

Information Technology Total		10,093,356

Materials – 15.3%
Chemicals – 3.1%
Hitachi Chemical Co., Ltd.	67,000	1,253,341
Kemira OYJ	110,400	1,521,299
Nitto Denko Corp.	42,700	1,674,653

Chemicals Total		4,449,293

Construction Materials – 0.7%
PT Indocement Tunggal Prakarsa Tbk	517,500	1,069,140

Construction Materials Total		1,069,140

Containers & Packaging – 0.9%
Smurfit Kappa Group PLC (a)	132,124	1,327,840

Containers & Packaging Total		1,327,840

	Shares	Value ($)
Metals & Mining – 10.6%
Anglo American PLC	52,738	2,098,614
Aurubis AG	14,060	671,024
BHP Billiton PLC	177,822	5,677,823
Eastern Platinum Ltd. (a)	721,800	996,167
Eurasian Natural Resources Corp. PLC	83,449	1,207,123
Rio Tinto Ltd.	49,317	3,659,615
Teck Resources Ltd., Class B	29,445	1,211,956

Metals & Mining Total		15,522,322

Materials Total		22,368,595

Telecommunication Services – 2.6%
Diversified Telecommunication Services – 1.2%
Tele2 AB, Class B	82,483	1,732,516

Diversified Telecommunication Services Total		1,732,516

Wireless Telecommunication Services – 1.4%
Advanced Info Service PCL, Foreign Registered Shares	193,100	604,431
Softbank Corp.	43,800	1,435,322

Wireless Telecommunication Services Total		2,039,753

Telecommunication Services Total		3,772,269

Utilities – 2.3%
Gas Utilities – 0.6%
PT Perusahaan Gas Negara Tbk	2,082,500	900,177

Gas Utilities Total		900,177

Independent Power Producers & Energy Traders – 1.3%
International Power PLC	314,807	1,921,062

Independent Power Producers & Energy Traders Total		1,921,062

Multi-Utilities – 0.4%
RWE AG	9,307	627,799

Multi-Utilities Total		627,799

Utilities Total		3,449,038

Total Common Stocks (cost of $117,575,621)		141,879,702

See Accompanying Notes to Financial Statements.

Columbia International Growth Fund

September 30, 2010 (Unaudited)

Preferred Stock – 1.4%

	Shares	Value ($)
Consumer Staples – 1.4%
Household Products – 1.4%
Henkel AG & Co., KGaA, 0.53%	39,264	2,111,918

Household Products Total		2,111,918

Consumer Staples Total		2,111,918

Total Preferred Stock (cost of $1,984,118)		2,111,918

Investment Companies – 0.8%
iShares FTSE/Xinhua China 25 Index Fund	20,001	856,443
iShares MSCI EAFE Index Fund	5,088	279,433

Total Investment Companies (cost of $786,659)		1,135,876
	Contracts
Purchased Call Options – 0.1%
CBOE SPX Volatility Index	512	184,320
Strike Price: $30.00
Expiration: 12/18/10

Total Purchased Call Options (cost of $139,776)		184,320

Short-Term Obligation – 0.4%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 01/14/16, market value $606,000 (repurchase proceeds $594,004)	594,000	594,000

Total Short-Term Obligation (cost of $594,000)		594,000

Total Investments – 99.7% (cost of $121,080,174)(b)		145,905,816

Other Assets & Liabilities, Net – 0.3%		425,738

Net Assets – 100.0%		146,331,554

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $121,080,174.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$1,202,921	$17,641,828	$—	$18,844,749
Consumer Staples	1,212,639	20,536,830	—	21,749,469
Energy	3,031,655	3,523,215	—	6,554,870
Financials	1,323,895	15,914,429	—	17,238,324
Health Care	2,113,497	13,222,129	—	15,335,626
Industrials	—	22,473,406	—	22,473,406
Information Technology	690,381	9,402,975	—	10,093,356
Materials	2,208,123	20,160,472	—	22,368,595
Telecommunication Services	—	3,772,269	—	3,772,269
Utilities	—	3,449,038	—	3,449,038

Total Common Stocks	11,783,111	130,096,591	—	141,879,702

Total Preferred Stock	—	2,111,918		2,111,918

Total Investment Companies	1,135,876	—	—	1,135,876

Total Purchased Call Options	184,320	—	—	184,320

Total Short-Term Obligation	—	594,000	—	594,000

Total Investments	13,103,307	132,802,509	—	145,905,816

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	944,338	—	944,338

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(809,616)	—	(809,616)

Value of written call options contracts	(66,560)	—	—	(66,560)

Total	$13,036,747	$132,937,231	$—	$145,973,978

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the

See Accompanying Notes to Financial Statements.

Columbia International Growth Fund

September 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding on September 30, 2010 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
Morgan Stanley Capital Services, Inc.	AUD	$5,145,510	$4,771,229	11/18/10	$374,281
Morgan Stanley Capital Services, Inc.	CHF	7,350,587	7,031,948	11/18/10	318,639
Morgan Stanley Capital Services, Inc.	EUR	426,552	398,181	11/18/10	28,371
Morgan Stanley Capital Services, Inc.	GBP	8,623,022	8,584,080	11/18/10	38,942
Morgan Stanley Capital Services, Inc.	ILS	845,415	813,536	11/18/10	31,879
Morgan Stanley Capital Services, Inc.	JPY	670,590	663,257	11/18/10	7,333
Morgan Stanley Capital Services, Inc.	SEK	1,609,128	1,517,711	11/18/10	91,417
Morgan Stanley Capital Services, Inc.	SGD	1,954,082	1,900,606	11/18/10	53,476

					$944,338

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized (Depreciation)
Morgan Stanley Capital Services, Inc.	AUD	$719,141	$659,056	11/18/10	$(60,085)
Morgan Stanley Capital Services, Inc.	CAD	3,947,537	3,933,466	11/18/10	(14,071)
Morgan Stanley Capital Services, Inc.	DKK	3,456,583	3,269,444	11/18/10	(187,139)
Morgan Stanley Capital Services, Inc.	EUR	7,792,417	7,356,004	11/18/10	(436,413)
Morgan Stanley Capital Services, Inc.	JPY	3,599,172	3,529,182	11/18/10	(69,990)
Morgan Stanley Capital Services, Inc.	SEK	291,181	266,050	11/18/10	(25,131)
Morgan Stanley Capital Services, Inc.	THB	440,896	440,447	11/18/10	(449)
Morgan Stanley Capital Services, Inc.	TWD	966,936	950,598	11/18/10	(16,338)

					$(809,616)

At September 30, 2010, the Fund held the following written call option contracts:

Equity Risk
Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
CBOE SPX Volatility Index	$42.5	512	12/18/10	$37,888	$(66,560)

Total written call options (proceeds $37,888)

For the six months ended September 30, 2010, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2010	409	$12,441
Options written	5,541	228,141
Options terminated in closing purchase transactions	(2,242)	(123,052)
Options exercised	(1,593)	(6,372)
Options expired	(1,603)	(73,270)

Options outstanding at September 30, 2010	512	$37,888

The Fund was invested in the following countries at September 30, 2010:

Summary of Securities by Country	Value	% of Total Investments
Japan	$33,241,637	22.8
United Kingdom	26,662,726	18.3
Germany	12,157,567	8.3
Switzerland	10,990,981	7.5
Netherlands	9,335,190	6.4
France	7,194,387	4.9
Australia	7,166,523	4.9
Denmark	5,599,543	3.8
Spain	3,951,826	2.7
Sweden	3,966,004	2.7
China	3,743,007	2.6
Canada	3,420,762	2.3
Ireland	3,363,255	2.3
United States*	2,148,215	1.5
Indonesia	1,969,317	1.3
Belgium	1,857,891	1.3
Norway	1,535,719	1.1
Finland	1,521,299	1.0
Hong Kong	1,323,895	0.9
Taiwan	961,998	0.7
India	861,391	0.6
Russia	824,228	0.6
Turkey	813,642	0.6
Brazil	690,381	0.5
Thailand	604,432	0.4

	$145,905,816	100.0

*Includes investment companies.

Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
ILS	Israeli Shekel
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Pacific/Asia Fund

September 30, 2010 (Unaudited)

Common Stocks – 99.2%

	Shares	Value ($)
Consumer Discretionary – 14.1%
Auto Components – 1.8%
Exedy Corp.	11,300	340,178
Hyundai Mobis	1,447	326,148

Auto Components Total		666,326

Automobiles – 4.6%
Dongfeng Motor Group Co., Ltd., Class H	146,000	299,220
Honda Motor Co., Ltd.	13,500	480,222
Nissan Motor Co., Ltd.	54,900	480,853
Toyota Motor Corp.	13,500	483,874

Automobiles Total		1,744,169

Distributors – 0.4%
Li & Fung Ltd.	28,000	157,442

Distributors Total		157,442

Household Durables – 1.3%
Arnest One Corp.	23,500	259,012
Foster Electric Co., Ltd.	9,400	238,307

Household Durables Total		497,319

Media – 1.2%
Daiichikosho Co., Ltd.	28,900	450,053

Media Total		450,053

Specialty Retail – 2.3%
Autobacs Seven Co., Ltd.	6,200	236,554
Belle International Holdings Ltd.	202,000	406,161
USS Co., Ltd.	3,260	243,662

Specialty Retail Total		886,377

Textiles, Apparel & Luxury Goods – 2.5%
LG Fashion Corp.	14,310	427,521
Trinity Ltd.	339,603	329,600
Weiqiao Textile Co., Ltd., Class H	239,072	195,788

Textiles, Apparel & Luxury Goods Total		952,909

Consumer Discretionary Total		5,354,595

Consumer Staples – 3.7%
Food & Staples Retailing – 2.2%
Lianhua Supermarket Holdings Co., Ltd., Class H	77,017	315,016
Seven & I Holdings Co., Ltd.	16,600	389,629
Woolworths Ltd.	4,167	116,244

Food & Staples Retailing Total		820,889

Food Products – 0.7%
Charoen Pokphand Foods PCL, Foreign Registered Shares	302,800	251,918

	Shares	Value ($)
China Milk Products Group Ltd. (a)(b)	595,000	31,670

Food Products Total		283,588

Personal Products – 0.5%
Dr. Ci:Labo Co., Ltd.	52	178,637

Personal Products Total		178,637

Tobacco – 0.3%
Japan Tobacco, Inc.	37	123,386

Tobacco Total		123,386

Consumer Staples Total		1,406,500

Energy – 4.8%
Energy Equipment & Services – 0.8%
Shinko Plantech Co., Ltd.	36,100	327,827

Energy Equipment & Services Total		327,827

Oil, Gas & Consumable Fuels – 4.0%
China Shenhua Energy Co., Ltd., Class H	31,500	129,906
CNOOC Ltd.	237,000	460,748
Oil & Natural Gas Corp., Ltd.	16,070	499,824
Yanzhou Coal Mining Co., Ltd., Class H	172,000	419,502

Oil, Gas & Consumable Fuels Total		1,509,980

Energy Total		1,837,807

Financials – 26.4%
Capital Markets – 0.5%
Macquarie Group Ltd.	5,639	198,124

Capital Markets Total		198,124

Commercial Banks – 16.8%
Australia & New Zealand Banking Group Ltd.	8,611	197,096
Bangkok Bank PCL, Foreign Registered Shares	90,900	466,602
Bank of Baroda	28,835	561,316
Bank of China Ltd., Class H	1,099,000	578,183
PT Bank Rakyat Indonesia Persero Tbk	183,000	204,713
Commonwealth Bank of Australia	14,098	697,292
Daegu Bank Ltd.	20,460	269,357
Fukuoka Financial Group, Inc.	82,000	328,728
Industrial & Commercial Bank of China, Class H	670,100	498,199

See Accompanying Notes to Financial Statements.

Columbia Pacific/Asia Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Mitsubishi UFJ Financial Group, Inc.	27,400	127,887
National Australia Bank Ltd.	7,177	175,790
Oversea-Chinese Banking Corp., Ltd.	65,000	437,092
Siam Commercial Bank PCL, Foreign Registered Shares	86,800	296,007
Sumitomo Mitsui Financial Group, Inc.	19,400	566,098
Union Bank of India	40,773	352,296
Westpac Banking Corp.	29,391	660,158

Commercial Banks Total		6,416,814

Consumer Finance – 0.5%
ORIX Corp.	2,600	199,134

Consumer Finance Total		199,134

Diversified Financial Services – 0.7%
Fuyo General Lease Co., Ltd.	10,200	255,131

Diversified Financial Services Total		255,131

Insurance – 2.4%
Dongbu Insurance Co., Ltd.	13,720	424,160
Hyundai Marine & Fire Insurance Co., Ltd.	12,350	240,457
QBE Insurance Group Ltd.	14,458	241,203

Insurance Total		905,820

Real Estate Investment Trusts (REITs) – 1.0%
Japan Retail Fund Investment Corp.	270	380,500

Real Estate Investment Trusts (REITs) Total		380,500

Real Estate Management & Development – 4.0%
Ho Bee Investment Ltd.	215,000	271,871
Hongkong Land Holdings Ltd.	76,000	472,376
Huaku Development Co., Ltd.	139,644	385,347
Swire Pacific Ltd., Class A	28,200	387,510

Real Estate Management & Development Total		1,517,104

Thrifts & Mortgage Finance – 0.5%
LIC Housing Finance Ltd.	6,164	197,467

Thrifts & Mortgage Finance Total		197,467

Financials Total		10,070,094

	Shares	Value ($)
Health Care – 3.1%
Health Care Equipment & Supplies – 1.7%
St. Shine Optical Co., Ltd.	37,000	384,960
Sysmex Corp.	4,000	277,441

Health Care Equipment & Supplies Total		662,401

Health Care Providers & Services – 1.0%
Miraca Holdings, Inc.	10,500	371,686

Health Care Providers & Services Total		371,686

Pharmaceuticals – 0.4%
Santen Pharmaceutical Co., Ltd.	4,000	138,601

Pharmaceuticals Total		138,601

Health Care Total		1,172,688

Industrials – 13.3%
Building Products – 0.8%
Asahi Glass Co., Ltd.	30,000	306,687

Building Products Total		306,687

Commercial Services & Supplies – 0.9%
Aeon Delight Co., Ltd.	18,100	339,110

Commercial Services & Supplies Total		339,110

Construction & Engineering – 2.9%
CTCI Corp.	244,000	268,129
Macmahon Holdings Ltd.	620,911	408,122
Monadelphous Group Ltd.	11,493	178,604
NEC Networks & System Integration Corp.	19,700	249,569

Construction & Engineering Total		1,104,424

Electrical Equipment – 0.7%
Nidec Corp.	3,000	267,375

Electrical Equipment Total		267,375

Industrial Conglomerates – 1.8%
Fraser & Neave Ltd.	74,000	366,368
Jardine Matheson Holdings Ltd.	7,079	319,753

Industrial Conglomerates Total		686,121

Machinery – 1.8%
Fanuc Ltd.	3,600	456,586
Sintokogio Ltd.	29,700	214,202

Machinery Total		670,788

Road & Rail – 0.7%
Transport International Holdings Ltd.	80,521	258,130

Road & Rail Total		258,130

See Accompanying Notes to Financial Statements.

Columbia Pacific/Asia Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Trading Companies & Distributors – 2.6%
ITOCHU Corp.	63,100	579,009
Mitsubishi Corp.	18,300	434,291

Trading Companies & Distributors Total		1,013,300

Transportation Infrastructure – 1.1%
SATS Ltd.	121,000	262,107
Zhejiang Expressway Co., Ltd., Class H	166,000	156,718

Transportation Infrastructure Total		418,825

Industrials Total		5,064,760

Information Technology – 14.8%
Communications Equipment – 0.8%
O-Net Communications Group Ltd. (a)	451,000	315,488

Communications Equipment Total		315,488

Computers & Peripherals – 0.9%
Wistron Corp.	183,422	334,476

Computers & Peripherals Total		334,476

Electronic Equipment, Instruments & Components – 3.3%
FUJIFILM Holdings Corp.	11,700	388,547
Hon Hai Precision Industry Co., Ltd.	69,154	259,890
Venture Corp., Ltd.	54,000	403,597
Young Fast Optoelectronics Co., Ltd.	16,000	182,206

Electronic Equipment, Instruments & Components Total		1,234,240

Internet Software & Services – 1.8%
Baidu, Inc., ADR (a)	2,262	232,126
Tencent Holdings Ltd.	21,100	458,838

Internet Software & Services Total		690,964

Office Electronics – 1.8%
Canon, Inc.	14,600	682,711

Office Electronics Total		682,711

Semiconductors & Semiconductor Equipment – 4.4%
Macronix International	576,000	358,039
Samsung Electronics Co., Ltd.	1,433	976,526
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	34,780	352,669

Semiconductors & Semiconductor Equipment Total		1,687,234

	Shares	Value ($)
Software – 1.8%
Kingdee International Software Group Co., Ltd.	274,000	128,551
Nintendo Co., Ltd.	1,300	324,889
NSD Co., Ltd.	21,200	240,502

Software Total		693,942

Information Technology Total		5,639,055

Materials – 9.9%
Chemicals – 3.6%
Capro Corp. (a)	21,680	335,600
Hitachi Chemical Co., Ltd.	17,700	331,107
Kansai Paint Co., Ltd.	47,000	400,879
Nitto Denko Corp.	7,700	301,987

Chemicals Total		1,369,573

Construction Materials – 0.8%
PT Indocement Tunggal Prakarsa Tbk	153,000	316,093

Construction Materials Total		316,093

Containers & Packaging – 0.9%
Cheng Loong Corp.	769,000	335,883

Containers & Packaging Total		335,883

Metals & Mining – 4.6%
BHP Billiton Ltd.	26,168	997,701
Eurasian Natural Resources Corp. PLC	18,823	272,282
Freeport-McMoRan Copper & Gold, Inc.	4,043	345,232
Rio Tinto Ltd.	2,033	150,861

Metals & Mining Total		1,766,076

Materials Total		3,787,625

Telecommunication Services – 4.6%
Diversified Telecommunication Services – 1.1%
Chunghwa Telecom Co., Ltd., ADR	19,027	426,585

Diversified Telecommunication Services Total		426,585

Wireless Telecommunication Services – 3.5%
China Mobile Ltd., ADR	3,802	194,396
NTT DoCoMo, Inc.	333	556,139
Softbank Corp.	17,300	566,920

Wireless Telecommunication Services Total		1,317,455

Telecommunication Services Total		1,744,040

See Accompanying Notes to Financial Statements.

Columbia Pacific/Asia Fund

September 30, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Utilities – 4.5%
Gas Utilities – 2.6%
ENN Energy Holdings Ltd.	128,000	362,841
PT Perusahaan Gas Negara Tbk	524,000	226,503
Tokyo Gas Co., Ltd.	85,000	385,902

Gas Utilities Total		975,246

Independent Power Producers & Energy Traders – 1.0%
Aboitiz Power Corp.	261,600	124,479
Energy Development Corp.	1,860,000	257,627

Independent Power Producers & Energy Traders Total		382,106

Water Utilities – 0.9%
Guangdong Investment Ltd.	686,000	360,747

Water Utilities Total		360,747

Utilities Total		1,718,099

Total Common Stocks (cost of $30,848,061)		37,795,263

Total Investments – 99.2% (cost of $30,848,061)(c)		37,795,263

Other Assets & Liabilities, Net – 0.8%		312,869

Net Assets – 100.0%		38,108,132

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2010, the value of these securities amounted to $31,670, which represents 0.1% of net assets.

(c)	Cost for federal income tax purposes is $30,848,061.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$5,354,595	$—	$5,354,595
Consumer Staples	—	1,374,830	31,670	1,406,500
Energy	—	1,837,807	—	1,837,807
Financials	472,376	9,597,718	—	10,070,094
Health Care	—	1,172,688	—	1,172,688
Industrials	319,753	4,745,007	—	5,064,760
Information Technology	584,795	5,054,260	—	5,639,055
Materials	345,232	3,442,393	—	3,787,625
Telecommunication Services	620,981	1,123,059	—	1,744,040
Utilities	—	1,718,099	—	1,718,099

Total Common Stocks	2,343,137	35,420,456	31,670	37,795,263

Total Investments	$2,343,137	$35,420,456	$31,670	$37,795,263

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	206,436	—	206,436

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(58,635)	—	(58,635)

Total	$2,343,137	$35,568,257	$31,670	$37,943,064

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company’s capital structure.

See Accompanying Notes to Financial Statements.

Columbia Pacific/Asia Fund

September 30, 2010 (Unaudited)

The following table reconciles asset balances for the six month period ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Common Stocks
Consumer Staples	$76,557	$—	$(44,887)	$—	$—	$—	$—	$31,670
Financials	79,153	1,331	(1,719)	22,796	(101,561)	—	—	—

	$155,710	$1,331	$(46,606)	$22,796	$(101,561)	$—	$—	$31,670

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $44,887. This amount is included in net change in unrealized appreciation (depreciation) on the Statements of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

For the six months ended September 30, 2010, transactions in written option contracts were as follows:

	Number of Contracts	Premium Received
Options outstanding at March 31, 2010	13	$195
Options written	26	1,417
Options terminated in closing purchase transactions	(26)	(1,430)
Options exercised	—	—
Options expired	(13)	(182)

Options outstanding at September 30, 2010	—	$—

Forward foreign currency exchange contracts outstanding on September 30, 2010 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
Morgan Stanley Capital Services, Inc.	AUD	$2,094,930	$1,938,330	11/18/10	$156,600
Morgan Stanley Capital Services, Inc.	INR	374,608	362,164	11/18/10	12,444
Morgan Stanley Capital Services, Inc.	JPY	1,022,147	1,003,238	11/18/10	18,909
Morgan Stanley Capital Services, Inc.	KRW	241,717	236,355	11/18/10	5,362
Morgan Stanley Capital Services, Inc.	MYR	654,012	645,110	11/18/10	8,902
Morgan Stanley Capital Services, Inc.	NZD	73,841	71,305	11/18/10	2,536
Morgan Stanley Capital Services, Inc.	THB	112,578	110,895	11/18/10	1,683

					$206,436

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.	GBP	$433,428	$431,471	11/18/10	$(1,957)
Morgan Stanley Capital Services, Inc.	PHP	147,352	144,822	11/18/10	(2,530)
Morgan Stanley Capital Services, Inc.	SGD	588,506	572,401	11/18/10	(16,105)
Morgan Stanley Capital Services, Inc.	THB	709,140	682,172	11/18/10	(26,968)
Morgan Stanley Capital Services, Inc.	TWD	655,439	644,364	11/18/10	(11,075)

					$(58,635)

The Fund was invested in the following countries at September 30, 2010:

Summary of Securities by Country	Value	% of Total Investments
Japan	$13,903,810	36.8
China	5,544,098	14.7
Australia	4,021,195	10.6
Taiwan	3,288,184	8.7
Republic of Korea	2,999,769	7.9
Hong Kong	1,924,812	5.1
Singapore	1,741,037	4.6
India	1,610,904	4.3
Thailand	1,014,526	2.7
Indonesia	747,309	2.0
Philippines	382,105	1.0
United States	345,232	0.9
United Kingdom	272,282	0.7

	$37,795,263	100.0

Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

See Accompanying Notes to Financial Statements.

Columbia Pacific/Asia Fund

September 30, 2010 (Unaudited)

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	Pound Sterling
INR	Indian Rupees
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Pesos
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Equity Funds

September 30, 2010 (Unaudited)

	($)	($)	($)	($)
	Columbia Blended Equity Fund	Columbia Energy and Natural Resources Fund	Columbia Mid Cap Core Fund	Columbia Select Large Cap Growth Fund
Assets
Total investments, at identified cost	77,343,851	615,630,894	56,536,462	2,602,228,117

Total investments, at value	126,840,050	683,733,825	68,468,635	3,157,378,627
Cash	482	21,110	176	940
Foreign currency (cost of $—, $—, $—, $—, $9, $—, $—, $1,461,658, $59,753 and $78,317, respectively)	—	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—
Receivable for:
Investments sold	—	42,083,655	1,306,297	12,088,649
Fund shares sold	620	772,359	19,602	11,283,647
Dividends	134,686	282,379	74,784	454,442
Interest	9	111	4	360
Foreign tax reclaims	—	—	—	352,818
Expense reimbursement due from investment advisor	4,729	—	7,293	—
Trustees’ deferred compensation plan	9,525	16,791	8,190	27,365
Prepaid expenses	12,903	29,986	10,658	52,085
Other assets	—	58,169	—	165,680

Total Assets	127,003,004	726,998,385	69,895,639	3,181,804,613

Liabilities
Payable to custodian bank	—	—	—	—
Written options, at value (premium of $—, $—, $—, $—, $—, $—, $15,380,688, $—, $37,888 and $—, respectively)	—	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—
Expense reimbursement due to investment advisor	—	—	—	—
Payable for:
Investments purchased	—	47,692,269	839,657	44,107,735
Investments purchased on a delayed delivery basis	—	—	—	—
Fund shares repurchased	134,386	1,691,129	94,333	4,821,159
Foreign capital gains taxes withheld	—	—	—	—
Investment advisory fee	79,119	322,100	36,537	1,381,822
Administration fee	15,993	80,652	8,675	363,064
Pricing and bookkeeping fees	743	153	838	103
Transfer agent fee	26,982	170,664	20,402	27,955
Trustees’ fees	3,260	4,147	2,506	2,209
Audit fee	18,908	18,145	20,461	19,960
Custody fee	2,165	3,788	4,401	5,650
Distribution and service fees	181	22,375	885	154,395
Chief compliance officer expenses	18	18	5	14
Reports to shareholders	4,669	—	19,639	—
Loan	—	—	—	—
Interest	—	479	1	—
Trustees’ deferred compensation plan	9,525	16,791	8,190	27,365
Other liabilities	12,283	1,407	11,202	4,129

Total Liabilities	308,232	50,024,117	1,067,732	50,915,560

Net Assets	126,694,772	676,974,268	68,827,907	3,130,889,053

See Accompanying Notes to Financial Statements.

($)	($)	($)	($)	($)	($)
Columbia Select Opportunities Fund	Columbia Select Small Cap Fund	Columbia Value and Restructuring Fund	Columbia Emerging Markets Fund	Columbia International Growth Fund	Columbia Pacific/ Asia Fund

75,662,365	389,202,268	4,563,992,205	229,024,082	121,080,174	30,848,061

97,290,742	524,948,300	6,110,399,314	397,703,225	145,905,816	37,795,263
51,548	268	—	27,087	345	93,359
9	—	—	1,468,831	60,894	79,559
—	—	—	—	944,338	206,436

689,640	920,103	13,192,527	4,558,392	—	—
35,590	318,876	2,651,768	168,064	191	6,188
91,681	—	6,768,245	432,591	494,299	200,581
10	5	802,778	—	4	—
10,143	—	335,541	—	185,135	—
16,433	—	—	88,712	26,359	15,114
10,226	16,008	146,102	16,296	12,066	6,614
11,875	30,439	370,674	40,787	24,121	5,674
—	—	10,723	24,412	—	50

98,207,897	526,233,999	6,134,677,672	404,528,397	147,653,568	38,408,838

—	—	45,107	—	—	—
—	—	19,115,825	—	66,560	—
—	—	—	—	809,616	58,635
—	5,299	—	—	—	—

276,113	712,904	—	2,618,982	—	—
482,282	—	—	278,327	—	—
320,048	817,660	9,507,097	281,043	130,959	81,637
6,274	—	—	1,666,804	1,364	60,551
64,971	315,382	2,956,762	365,928	116,241	23,053
14,864	63,082	740,055	65,628	27,141	6,546
2,090	157	623	2,179	1,946	2,008
13,654	135,364	2,517,378	103,341	46,544	5,849
3,419	3,792	31,836	3,863	3,910	2,158
19,409	19,960	22,567	16,082	22,343	14,773
8,250	4,288	63,418	117,348	24,553	23,440
431	7,491	128,711	2,773	279	226
23	27	4	12	22	32
18,548	29,159	67,944	62,243	34,048	6,458
—	—	11,300,000	—	—	—
—	—	5,878	546	45	—
10,226	16,008	146,102	16,296	12,066	6,614
8,106	1,123	15,677	21,476	24,377	8,726

1,248,708	2,131,696	46,664,984	5,622,871	1,322,014	300,706

96,959,189	524,102,303	6,088,012,688	398,905,526	146,331,554	38,108,132

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued) – Equity Funds

September 30, 2010 (Unaudited)

	($)		($)		($)	($)
	Columbia Blended Equity Fund		Columbia Energy and Natural Resources Fund (a)(b)		Columbia Mid Cap Core Fund	Columbia Select Large Cap Growth Fund (a)(c)
Net Assets Consist of
Paid-in capital	59,481,854		736,660,837		52,894,287	2,840,847,047
Undistributed (Overdistributed) net investment income	37,849		190,126		6,348	(7,207,686)
Accumulated net realized gain (loss)	17,678,870		(127,979,626)		3,995,099	(257,900,818)
Net unrealized appreciation (depreciation) on:
Investments	49,496,199		68,102,931		11,932,173	555,150,510
Foreign currency translations	—		—		—	—
Written options	—		—		—	—
Foreign capital gains tax	—		—		—	—

Net Assets	126,694,772		676,974,268		68,827,907	3,130,889,053

Class A
Net assets	$290,599		$47,567,499		$1,084,991	$806,038,354
Shares outstanding	13,579		2,497,664		71,038	72,191,213
Net asset value per share (d)	$21.40		$19.04		$15.27	$11.17
Maximum sales charge	5.75%		5.75%		5.75%	5.75%
Maximum offering price per share (e)	$22.71		$20.20		$16.20	$11.85

Class C
Net assets	$153,889		$16,238,351		$200,173	$3,237,977
Shares outstanding	7,237		870,535		13,213	296,686
Net asset value and offering price per share (d)	$21.26	(c)	$18.65		$15.15	$10.91

Class I
Net assets	$—		$2,539		$—	$2,501
Shares outstanding	—		133		—	223
Net asset value, offering and redemption price per share	$—		$19.11	(f)	$—	$11.24 (f)

Class R
Net assets	$—		$2,539		$1,180,866	$1,388,725
Shares outstanding	—		133		78,392	127,511
Net asset value, offering and redemption price per share	$—		$19.05	(f)	$15.06	$10.89

Class W
Net assets	$—		$—		$—	$2,501
Shares outstanding	—		—		—	224
Net asset value, offering and redemption price per share	$—		$—		$—	$11.17

Class Z
Net assets	$126,250,284		$613,163,340		$66,361,877	$2,320,218,995
Shares outstanding	5,906,015		32,092,450		4,333,790	206,513,364
Net asset value, offering and redemption price per share	$21.38		$19.11		$15.31	$11.24

(a)	Class I shares commenced operations on September 27, 2010.

(b)	Class R shares commenced operations on September 27, 2010.

(c)	Class W shares commenced operations on September 27, 2010.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(e)	On sales of $50,000 or more the offering price is reduced.

(f)	Net asset value per share rounds to this amount due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

($)	($)	($)	($)		($)	($)
Columbia Select Opportunities Fund	Columbia Select Small Cap Fund	Columbia Value and Restructuring Fund (a)(c)	Columbia Emerging Markets Fund (a)(b)(c)		Columbia International Growth Fund	Columbia Pacific/Asia Fund (a)

178,522,009	499,334,714	6,071,707,150	201,532,654		259,686,452	55,792,727
35,087	(1,589,958)	1,876,222	1,021,642		822,206	248,624
(103,220,310)	(109,388,485)	(1,528,245,741)	29,329,214		(139,117,805)	(24,972,394)

21,628,377	135,746,032	1,546,407,109	168,679,143		24,825,642	6,947,202
300	—	3,085	9,677		145,095	152,524
—	—	(3,735,137)	—		(28,672)	—
(6,274)	—	—	(1,666,804)		(1,364)	(60,551)

96,959,189	524,102,303	6,088,012,688	398,905,526		146,331,554	38,108,132

$1,137,003	$14,987,430	$248,734,489	$7,680,334		$421,818	$990,894
96,202	1,006,407	5,708,410	645,098		31,922	125,188
$11.82	$14.89	$43.57	$11.91		$13.21	$7.92
5.75%	5.75%	5.75%	5.75%		5.75%	5.75%
$12.54	$15.80	$46.23	$12.64		$14.02	$8.40

$214,982	$1,219,037	$63,413,757	$1,874,854		$253,636	$47,148
18,438	83,754	1,457,918	158,886		19,248	6,003
$11.66	$14.55	$43.50	$11.80		$13.18	$7.85

$—	$—	$2,505	$2,544		$—	$2,518
—	—	58	213		—	317
$—	$—	$43.55 (f)	$11.92	(f)	$—	$7.95 (f)

$—	$9,055,639	$58,191,714	$2,544		$—	$—
—	623,838	1,336,748	214		—	—
$—	$14.52	$43.53	$11.91	(f)	$—	$—

$—	$—	$2,505	$2,544		$—	$—
—	—	57	214		—	—
$—	$—	$43.57 (f)	$11.91	(f)	$—	$—

$95,607,204	$498,840,197	$5,717,667,718	$389,342,706		$145,656,100	$37,067,572
8,085,983	33,296,867	131,287,215	32,664,988		10,996,167	4,661,835
$11.82	$14.98	$43.55	$11.92		$13.25	$7.95

See Accompanying Notes to Financial Statements.

Statements of Operations – Equity Funds

For the Six Months Ended September 30, 2010 (Unaudited)

		($)	($)	($)	($)
		Columbia Blended Equity Fund	Columbia Energy and Natural Resources Fund	Columbia Mid Cap Core Fund	Columbia Select Large Cap Growth Fund
Investment income	Dividends	1,152,778	3,730,786	497,527	5,943,038
	Interest	659	36,886	413	39,566
	Foreign taxes withheld	(3,049)	(95,470)	(6,426)	(18,446)

	Total Investment Income	1,150,388	3,672,202	491,514	5,964,158

Expenses	Investment advisory fee	503,877	2,041,572	225,106	7,565,536
	Administration fee	100,775	510,393	51,948	1,926,647
	Distribution fee:
	Class C	624	58,968	720	11,632
	Class R	—	— *	2,971	1,960
	Service fee:
	Class A	373	60,490	1,232	814,618
	Class C	209	19,656	240	3,878
	Class W	—	—	—	— *
	Transfer agent fee – Class A, Class C and Class Z	54,530	—	—	—
	Transfer agent fee – Class A, Class C, Class R and Class Z	—	563,797	44,362	—
	Transfer agent fee – Class A, Class C, Class R, Class W and Class Z	—	—	—	2,438,379
	Pricing and bookkeeping fees	2,357	591	2,432	344
	Trustees’ fees	12,345	23,935	10,733	46,925
	Custody fee	4,224	14,387	9,093	27,574
	Registration fees	16,873	31,024	22,653	67,160
	Audit fee	16,167	15,411	17,727	17,225
	Chief compliance officer expenses	406	535	351	952
	Other expenses	34,745	100,379	31,376	231,134

	Expenses before interest expense	747,505	3,441,138	420,944	13,153,964
	Interest expense	603	811	—	—

	Total Expenses	748,108	3,441,949	420,944	13,153,964

	Fees waived or expenses reimbursed by investment advisor	(74,461)	—	(52,150)	—
	Expense reductions	—	(66)	(1)	(81)

	Net Expenses	673,647	3,441,883	368,793	13,153,883

	Net Investment Income (Loss)	476,741	230,319	122,721	(7,189,725)

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Foreign Currency and Foreign Capital Gains Tax	Net realized gain on:
	Investments	17,848,717	(10,127,484)	4,746,908	19,880,421
	Affiliated investments	—	—	—	—
	Foreign currency transactions	—	4,448	—	—
	Futures contracts	—	—	—	—
	Written options	—	—	—	—

	Net realized gain (loss)	17,848,717	(10,123,036)	4,746,908	19,880,421

	Net change in unrealized appreciation (depreciation) on:
	Investments	(22,284,573)	(31,080,875)	(2,923,584)	170,172,309
	Foreign currency translations	—	(156)	—	—
	Written options	—	—	—	—
	Foreign capital gains tax	—	—	—	—

	Net change in unrealized appreciation (depreciation)	(22,284,573)	(31,081,031)	(2,923,584)	170,172,309

	Net Gain (Loss)	(4,435,856)	(41,204,067)	1,823,324	190,052,730

	Net Increase (Decrease) Resulting from Operations	(3,959,115)	(40,973,748)	1,946,045	182,863,005

*	Rounds to less than $1.

See Accompanying Notes to Financial Statements.

($)	($)	($)	($)	($)	($)
Columbia Select Opportunities Fund	Columbia Select Small Cap Fund	Columbia Value and Restructuring Fund	Columbia Emerging Markets Fund	Columbia International Growth Fund	Columbia Pacific/Asia Fund
692,375	1,467,100	89,539,337	5,979,712	2,390,647	718,625
738	1,260	998,642	802	252	212
(16,945)	—	(963,274)	(703,103)	(243,916)	(67,497)

676,168	1,468,360	89,574,705	5,277,411	2,146,983	651,340

396,746	2,051,122	19,115,491	2,162,549	705,765	137,521
79,349	410,224	4,778,873	376,095	148,582	36,672

926	4,353	250,214	5,750	895	431
—	23,276	138,927	— *	—	—

1,492	18,593	332,035	8,029	463	1,059
309	1,451	83,405	1,917	299	144
—	—	— *	— *	—	—

20,222	—	—	—	33,570	12,714

—	360,232	—	—	—	—

—	—	4,854,491	166,569	—	—
6,370	419	2,193	6,394	6,052	6,101
12,612	21,551	175,483	18,155	13,478	9,434
30,916	12,995	151,977	383,355	66,512	62,232
22,854	29,187	54,932	23,682	21,016	19,161
16,674	17,225	19,833	21,884	17,133	19,927
399	519	1,871	450	407	401
34,161	89,100	806,720	72,057	37,832	23,829

623,030	3,040,247	30,766,445	3,246,886	1,052,004	329,626
—	6,588	42,908	3,007	3,355	103

623,030	3,046,835	30,809,353	3,249,893	1,055,359	329,729

(91,307)	—	—	(598,518)	(196,000)	(70,849)
(2)	— *	(29)	—	—	—

531,721	3,046,835	30,809,324	2,651,375	859,359	258,880

144,447	(1,578,475)	58,765,381	2,626,036	1,287,624	392,460

8,574,226	24,260,564	123,734,936	30,523,873	3,642,608	(724,119)
—	—	(1,422,567)	—	—	—
(24,274)	—	(135,732)	(259,209)	(104,476)	25,189
—	—	—	—	2,751	(9,416)
—	—	(638,751)	—	62,480	182

8,549,952	24,260,564	121,537,886	30,264,664	3,603,363	(708,164)

(10,287,525)	(16,758,260)	(327,082,868)	5,300,599	(4,506,628)	1,882,303
(496)	—	18,948	(3,399)	(63,183)	126,056
—	—	(3,699,857)	—	(32,681)	—
(6,274)	—	—	(597,712)	(1,364)	(14,411)

(10,294,295)	(16,758,260)	(330,763,777)	4,699,488	(4,603,856)	1,993,948

(1,744,343)	7,502,304	(209,225,891)	34,964,152	(1,000,493)	1,285,784

(1,599,896)	5,923,829	(150,460,510)	37,590,188	287,131	1,678,244

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Equity Funds

Increase (Decrease) in Net Assets	Columbia Blended Equity Fund		Columbia Energy and Natural Resources Fund
	(Unaudited) Six Months Ended September 30,	Year Ended March 31,	(Unaudited) Six Months Ended September 30,	Year Ended March 31,
	2010 ($)	2010 ($)	2010 ($)	2010 ($)
Operations
Net investment income (loss)	476,741	1,351,999	230,319	930,618
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	17,848,717	27,972,221	(10,123,036)	84,724,104
Net change in unrealized appreciation (depreciation) on investments, foreign capital gains tax and foreign currency translations	(22,284,573)	26,249,087	(31,081,031)	109,032,700

Net increase (decrease) resulting from operations	(3,959,115)	55,573,307	(40,973,748)	194,687,422

Distributions to Shareholders
From net investment income:
Class A	(915)	(1,301)	(754)	(29,443)
Class C	(11)	(166)	—	—
Class R	—	—	—	—
Class Z	(583,914)	(1,357,618)	(377,357)	(1,492,249)
From net realized gains:
Class A	(13,466)	—	—	—
Class C	(7,148)	—	—	—
Class Z	(6,371,765)	—	—	—

Total distributions to shareholders	(6,977,219)	(1,359,085)	(378,111)	(1,521,692)

Net Capital Stock Transactions	(12,188,895)	(44,530,682)	28,623,958	135,524,840
Increase from regulatory settlements	—	25,685	—	35,194

Total increase (decrease) in net assets	(23,125,229)	9,709,225	(12,727,901)	328,725,764

Net Assets
Beginning of period	149,820,001	140,110,776	689,702,169	360,976,405
End of period	126,694,772	149,820,001	676,974,268	689,702,169
Undistributed (overdistributed) net investment income at end of period	37,849	145,948	190,126	337,918

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Core Fund		Columbia Select Large Cap Growth Fund		Columbia Select Opportunities Fund
(Unaudited) Six Months Ended September 30,	Year Ended March 31,	(Unaudited) Six Months Ended September 30,	Year Ended March 31,	(Unaudited) Six Months Ended September 30,	Year Ended March 31,
2010 ($)	2010 ($)	2010 ($)	2010 ($)	2010 ($)	2010 ($)

122,721	408,170	(7,189,725)	(5,153,386)	144,447	586,112
4,746,908	14,798,769	19,880,421	(19,265,914)	8,549,952	20,111,053
(2,923,584)	17,787,025	170,172,309	567,509,777	(10,294,295)	40,446,586

1,946,045	32,993,964	182,863,005	543,090,477	(1,599,896)	61,143,751

(460)	(3,177)	—	—	(619)	(4,009)
—	(364)	—	—	—	(52)
—	(5,914)	—	—	—	—
(109,680)	(531,441)	—	—	(145,321)	(620,288)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(110,140)	(540,896)	—	—	(145,940)	(624,349)

(7,327,474)	(23,083,544)	669,797,766	917,467,650	(24,969,653)	(72,650,116)
—	—	—	—	—	—

(5,491,569)	9,369,524	852,660,771	1,460,558,127	(26,715,489)	(12,130,714)

74,319,476	64,949,952	2,278,228,282	817,670,155	123,674,678	135,805,392
68,827,907	74,319,476	3,130,889,053	2,278,228,282	96,959,189	123,674,678
6,348	(6,233)	(7,207,686)	(17,961)	35,087	36,580

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Equity Funds

Increase (Decrease) in Net Assets	Columbia Select Small Cap Fund		Columbia Value and Restructuring Fund
	(Unaudited) Six Months Ended September 30,	Year Ended March 31,	(Unaudited) Six Months Ended September 30,	Year Ended March 31,
	2010 ($)	2010 ($)	2010 ($)	2010 ($)
Operations
Net investment income (loss)	(1,578,475)	(1,924,947)	58,765,381	79,863,157
Net realized gain (loss) on investments, futures contracts, written options, foreign currency transactions and forward foreign currency exchange contracts	24,260,564	(9,941,861)	121,537,886	(324,092,562)
Net change in unrealized appreciation (depreciation) on investments, written options, foreign capital gains tax, foreign currency translations and forward foreign currency exchange contracts	(16,758,260)	239,917,915	(330,763,777)	3,334,282,112

Net increase (decrease) resulting from operations	5,923,829	228,051,107	(150,460,510)	3,090,052,707

Distributions to Shareholders
From net investment income:
Class A	—	—	(2,238,304)	(2,386,455)
Class C	—	—	(310,339)	(271,834)
Class R	—	—	(417,021)	(411,525)
Class Z	—	—	(57,362,643)	(73,975,594)
From net realized gains:
Class A	—	—	—	—
Class C	—	—	—	—
Class Z	—	—	—	—

Total distributions to shareholders	—	—	(60,328,307)	(77,045,408)

Net Capital Stock Transactions	(105,791,301)	60,662,968	(891,198,207)	(416,549,708)

Redemption fees	—	—	—	—
Increase from regulatory settlements	—	18,764	—	11,049

Total increase (decrease) in net assets	(99,867,472)	288,732,839	(1,101,987,024)	2,596,468,640

Net Assets
Beginning of period	623,969,775	335,236,936	7,189,999,712	4,593,531,072
End of period	524,102,303	623,969,775	6,088,012,688	7,189,999,712
Undistributed (overdistributed) net investment income at end of period	(1,589,958)	(11,483)	1,876,222	3,439,148

See Accompanying Notes to Financial Statements.

Columbia Emerging Markets Fund		Columbia International Growth Fund		Columbia Pacific/Asia Fund
(Unaudited) Six Months Ended September 30,	Year Ended March 31,	(Unaudited) Six Months Ended September 30,	Year Ended March 31,	(Unaudited) Six Months Ended September 30,	Year Ended March 31,
2010 ($)	2010 ($)	2010 ($)	2010 ($)	2010 ($)	2010 ($)

2,626,036	1,639,236	1,287,624	2,843,979	392,460	291,264
30,264,664	50,333,386	3,603,363	(3,944,362)	(708,164)	(23,918)
4,699,488	133,710,612	(4,603,856)	70,620,059	1,993,948	13,353,848

37,590,188	185,683,234	287,131	69,519,676	1,678,244	13,621,194

—	(66,797)	(7,668)	(2,219)	(16,019)	(1,477)
—	(3,149)	(3,239)	—	(1,052)	—
—	—	—	—	—	—
—	(6,656,120)	(3,415,085)	(2,044,589)	(788,608)	(176,814)

(265,684)	—	—	—	—	—
(64,265)	—	—	—	—	—
(15,656,898)	—	—	—	—	—

(15,986,847)	(6,726,066)	(3,425,992)	(2,046,808)	(805,679)	(178,291)

(27,448,117)	(12,813,894)	(22,400,372)	(61,841,910)	5,533,613	(6,755,455)

—	36,026	—	4,246	—	1,523
—	—	—	6,592	—	79,506

(5,844,776)	166,179,300	(25,539,233)	5,641,796	6,406,178	6,768,477

404,750,302	238,571,002	171,870,787	166,228,991	31,701,954	24,933,477
398,905,526	404,750,302	146,331,554	171,870,787	38,108,132	31,701,954
1,021,642	(1,604,394)	822,206	2,960,574	248,624	661,843

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Blended Equity Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,015	23,546	10,354	209,806
Distributions reinvested	694	14,312	63	1,301
Redemptions	(2,432)	(52,506)	(6,070)	(112,326)

Net increase (decrease)	(723)	(14,648)	4,347	98,781

Class C
Subscriptions	28	600	5,947	115,992
Distributions reinvested	349	7,159	8	166
Redemptions	(1,733)	(37,771)	(914)	(18,453)

Net increase (decrease)	(1,356)	(30,012)	5,041	97,705

Class Z
Subscriptions	29,152	637,863	143,841	2,878,240
Distributions reinvested	209,589	4,319,580	35,666	732,311
Redemptions	(796,606)	(17,101,678)	(2,348,440)	(48,337,719)

Net decrease	(557,865)	(12,144,235)	(2,168,933)	(44,727,168)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Energy and Natural Resources Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	484,504	9,217,466	2,143,325	38,526,042
Distributions reinvested	33	610	1,416	27,178
Redemptions	(513,023)	(9,530,096)	(854,735)	(15,782,330)

Net increase (decrease)	(28,486)	(312,020)	1,290,006	22,770,890

Class C
Subscriptions	172,121	3,127,471	567,011	9,991,562
Redemptions	(131,866)	(2,514,142)	(170,392)	(3,063,346)

Net increase	40,255	613,329	396,619	6,928,216

Class I (a)(b)
Subscriptions	133	2,500	—	—

Net increase	133	2,500	—	—

Class R (a)(b)
Subscriptions	133	2,500	—	—

Net increase	133	2,500	—	—

Class Z
Subscriptions	6,136,629	120,913,240	13,600,915	243,040,391
Distributions reinvested	15,234	284,109	66,461	1,134,656
Redemptions	(4,923,637)	(92,879,700)	(7,573,801)	(138,349,313)

Net increase	1,228,226	28,317,649	6,093,575	105,825,734

(a)	Shares commenced operations on September 27, 2010.

(b)	Shares reflect activity for the period September 27, 2010 through September 30, 2010.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Mid Cap Core Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	11,315	162,766	45,803	596,045
Distributions reinvested	25	378	239	3,065
Redemptions	(4,282)	(61,649)	(4,078)	(51,980)

Net increase	7,058	101,495	41,964	547,130

Class C
Subscriptions	1,314	19,900	12,753	157,220
Distributions reinvested	—	—	26	336
Redemptions	(5,531)	(84,153)	(2,407)	(33,583)

Net increase (decrease)	(4,217)	(64,253)	10,372	123,973

Class R
Subscriptions	10,797	153,725	31,397	392,451
Distributions reinvested	—	—	478	5,914
Redemptions	(15,628)	(235,436)	(70,112)	(913,315)

Net decrease	(4,831)	(81,711)	(38,237)	(514,950)

Class Z
Subscriptions	207,762	3,038,531	711,424	9,171,822
Distributions reinvested	3,041	44,832	19,605	244,890
Redemptions	(709,441)	(10,366,368)	(2,553,498)	(32,656,409)

Net decrease	(498,638)	(7,283,005)	(1,822,469)	(23,239,697)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Select Large Cap Growth Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	22,938,553	235,996,330	47,897,150	443,726,537
Redemptions	(5,191,961)	(53,142,120)	(5,418,094)	(51,525,015)

Net increase	17,746,592	182,854,210	42,479,056	392,201,522

Class C
Subscriptions	28,944	290,447	261,762	2,379,863
Redemptions	(43,298)	(439,711)	(60,010)	(552,119)

Net increase (decrease)	(14,354)	(149,264)	201,752	1,827,744

Class I (a)(b)
Subscriptions	223	2,500	—	—

Net increase	223	2,500	—	—

Class R
Subscriptions	121,512	1,158,232	46,478	447,608
Redemptions	(33,397)	(331,025)	(10,458)	(104,160)

Net increase	88,115	827,207	36,020	343,448

Class W (a)(b)
Subscriptions	224	2,500	—	—

Net increase	224	2,500	—	—

Class Z
Subscriptions	62,264,335	643,120,345	83,327,961	776,672,199
Redemptions	(15,143,759)	(156,859,732)	(27,391,554)	(253,577,263)

Net increase	47,120,576	486,260,613	55,936,407	523,094,936

(a)	Shares commenced operations on September 27, 2010.

(b)	Shares reflect activity for the period September 27, 2010 through September 30, 2010.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Select Opportunities Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	15,110	176,881	32,593	309,616
Distributions reinvested	45	490	391	3,630
Redemptions	(34,670)	(396,670)	(61,202)	(640,846)

Net decrease	(19,515)	(219,299)	(28,218)	(327,600)

Class C
Subscriptions	167	1,845	1,369	12,703
Distributions reinvested	—	—	2	17
Redemptions	(4,254)	(48,294)	(10,480)	(102,888)

Net decrease	(4,087)	(46,449)	(9,109)	(90,168)

Class Z
Subscriptions	100,795	1,140,740	464,195	4,701,443
Distributions reinvested	2,777	30,826	14,787	141,090
Redemptions	(2,311,473)	(25,875,471)	(7,837,644)	(77,074,881)

Net decrease	(2,207,901)	(24,703,905)	(7,358,662)	(72,232,348)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Select Small Cap Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	158,466	2,387,659	542,155	6,373,440
Redemptions	(189,097)	(2,702,507)	(240,143)	(2,988,481)

Net increase (decrease)	(30,631)	(314,848)	302,012	3,384,959

Class C
Subscriptions	15,431	229,841	32,444	420,347
Redemptions	(7,098)	(100,245)	(75,455)	(827,092)

Net increase (decrease)	8,333	129,596	(43,011)	(406,745)

Class R
Subscriptions	99,140	1,413,710	202,194	2,483,997
Redemptions	(156,352)	(2,200,303)	(176,360)	(2,158,391)

Net increase (decrease)	(57,212)	(786,593)	25,834	325,606

Class Z
Subscriptions	2,752,994	40,100,663	15,743,435	191,856,210
Redemptions	(9,833,120)	(144,920,119)	(10,726,335)	(134,497,062)

Net increase (decrease)	(7,080,126)	(104,819,456)	5,017,100	57,359,148

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Value and Restructuring Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	605,615	25,882,049	2,661,138	101,139,997
Distributions reinvested	43,359	1,837,412	60,817	2,269,822
Redemptions	(1,467,687)	(61,559,160)	(2,356,033)	(88,374,983)

Net increase (decrease)	(818,713)	(33,839,699)	365,922	15,034,836

Class C
Subscriptions	93,106	4,017,480	517,607	19,769,519
Distributions reinvested	5,458	233,016	6,100	222,574
Redemptions	(319,580)	(13,321,170)	(367,782)	(14,441,139)

Net increase (decrease)	(221,016)	(9,070,674)	155,925	5,550,954

Class I (a)(b)
Subscriptions	58	2,500	—	—

Net increase	58	2,500	—	—

Class R
Subscriptions	176,382	7,186,772	309,097	11,611,135
Distributions reinvested	9,813	416,991	11,147	411,512
Redemptions	(151,519)	(6,380,734)	(438,362)	(16,452,188)

Net increase (decrease)	34,676	1,223,029	(118,118)	(4,429,541)

Class W (a)(b)
Subscriptions	57	2,500	—	—

Net increase	57	2,500	—	—

Class Z
Subscriptions	15,535,355	651,251,904	36,044,433	1,406,943,530
Distributions reinvested	909,850	38,474,599	1,469,656	55,115,638
Redemptions	(36,659,289)	(1,539,242,366)	(50,294,212)	(1,894,765,125)

Net decrease	(20,214,084)	(849,515,863)	(12,780,123)	(432,705,957)

(a)	Shares commenced operations on September 27, 2010.

(b)	Shares reflect activity for the period September 27, 2010 through September 30, 2010.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Emerging Markets Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	182,012	2,016,081	683,278	6,604,736
Distributions reinvested	22,741	235,828	6,065	59,173
Redemptions	(124,258)	(1,337,079)	(267,582)	(2,808,253)

Net increase	80,495	914,830	421,761	3,855,656

Class C
Subscriptions	42,225	468,766	141,536	1,377,969
Distributions reinvested	4,281	44,095	246	2,597
Redemptions	(25,018)	(266,251)	(42,524)	(433,673)

Net increase	21,488	246,610	99,258	946,893

Class I (a)(b)
Subscriptions	213	2,500	—	—

Net increase	213	2,500	—	—

Class R (a)(b)
Subscriptions	214	2,500	—	—

Net increase	214	2,500	—	—

Class W (a)(b)
Subscriptions	214	2,500	—	—

Net increase	214	2,500	—	—

Class Z
Subscriptions	1,020,490	11,062,248	9,329,329	86,421,767
Distributions reinvested	1,170,804	12,152,951	554,261	5,072,709
Redemptions	(4,762,971)	(51,832,256)	(11,606,492)	(109,110,919)

Net decrease	(2,571,677)	(28,617,057)	(1,722,902)	(17,616,443)

(a)	Shares commenced operations on September 27, 2010.

(b)	Shares reflect activity for the period September 27, 2010 through September 30, 2010.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia International Growth Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	5,758	74,067	10,263	126,227
Distributions reinvested	598	7,151	207	2,196
Redemptions	(4,160)	(51,310)	(5,308)	(66,084)

Net increase	2,196	29,908	5,162	62,339

Class C
Subscriptions	514	7,006	5,127	57,880
Distributions reinvested	271	3,239	—	—
Redemptions	(413)	(5,000)	(3,501)	(41,240)

Net increase	372	5,245	1,626	16,640

Class Z
Subscriptions	200,741	2,574,552	1,580,348	19,065,399
Distributions reinvested	70,246	840,844	51,661	548,127
Redemptions	(2,085,154)	(25,850,921)	(6,840,170)	(81,534,415)

Net decrease	(1,814,167)	(22,435,525)	(5,208,161)	(61,920,889)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Pacific/Asia Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	30,104	224,569	113,811	757,471
Distributions reinvested	2,104	14,873	237	1,440
Redemptions	(13,455)	(99,871)	(43,812)	(312,482)

Net increase	18,753	139,571	70,236	446,429

Class C
Subscriptions	1,876	13,650	13,194	88,659
Distributions reinvested	149	1,052	—	—
Redemptions	(43,552)	(330,581)	(15,406)	(111,862)

Net decrease	(41,527)	(315,879)	(2,212)	(23,203)

Class I (a)(b)
Subscriptions	317	2,500	—	—

Net increase	317	2,500	—	—

Class Z
Subscriptions	1,351,755	10,578,230	908,889	6,376,656
Distributions reinvested	78,825	559,654	13,143	79,780
Redemptions	(740,507)	(5,430,463)	(2,025,223)	(13,635,117)

Net increase (decrease)	690,073	5,707,421	(1,103,191)	(7,178,681)

(a)	Class I shares commenced operations on September 27, 2010.

(b)	Shares reflect activity for the period September 27, 2010 through September 30, 2010.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Blended Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,		Period Ended March 31,
Class A Shares	2010		2010	2009	2008 (a)
Net Asset Value, Beginning of Period	$23.10		$16.21	$28.76	$28.76

Income from Investment Operations:
Net investment income (loss) (b)	0.05		0.13	0.12	—	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.64)		6.89	(10.40)	—	(c)

Total from investment operations	(0.59)		7.02	(10.28)	—	(c)

Less Distributions to Shareholders:
From net investment income	(0.07)		(0.13)	(0.13)	—
From net realized gains	(1.04)		—	(2.14)	—

Total distributions to shareholders	(1.11)		(0.13)	(2.27)	—

Increase from Regulatory Settlements	—		— (c)	—	—

Net Asset Value, End of Period	$21.40		$23.10	$16.21	$28.76
Total return (d)(e)	(2.37	)%(f)	43.41%	(38.73)%	0.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.25	%(h)	1.28%	1.30%	1.35	%(h)
Interest expense (i)	—	%(h)	—%	—%	—	%(h)
Net expenses (g)	1.25	%(h)	1.28%	1.30%	1.35	%(h)
Waiver/Reimbursement	0.11	%(h)	0.02%	0.05%	0.09	%(h)
Net investment income (loss) (g)	0.47	%(h)	0.61%	0.66%	(1.32	)%(h)
Portfolio turnover rate	22	%(f)	73%	41%	10	%(f)
Net assets, end of period (000s)	$291		$330	$161	$10

(a)	The Fund’s Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Blended Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,		Period Ended March 31,
Class C Shares	2010		2010	2009	2008 (a)
Net Asset Value, Beginning of Period	$22.99		$16.17	$28.76	$28.76

Income from Investment Operations:
Net investment loss (b)	(0.03)		(0.03)	— (c)	—	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.66)		6.87	(10.43)	—	(c)

Total from investment operations	(0.69)		6.84	(10.43)	—	(c)

Less Distributions to Shareholders:
From net investment income	(—	)(c)	(0.02)	(0.02)	—
From net realized gains	(1.04)		—	(2.14)	—

Total distributions to shareholders	(1.04)		(0.02)	(2.16)	—

Increase from Regulatory Settlements	—		— (c)	—	—

Net Asset Value, End of Period	$21.26		$22.99	$16.17	$28.76
Total return (d)(e)	(2.83	)%(f)	42.31%	(39.20)%	0.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	2.00	%(h)	2.03%	2.05%	2.10	%(h)
Interest expense (i)	—	%(h)	—%	—%	—	%(h)
Net expenses (g)	2.00	%(h)	2.03%	2.05%	2.10	%(h)
Waiver/Reimbursement	0.11	%(h)	0.02%	0.05%	0.09	%(h)
Net investment loss (g)	(0.30	)%(h)	(0.13)%	(0.02)%	(2.07	)%(h)
Portfolio turnover rate	22	%(f)	73%	41%	10	%(f)
Net assets, end of period (000s)	$154		$198	$57	$10

(a)	The Fund’s Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Blended Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010		2009		2008 (a)		2007	2006 (b)
Net Asset Value, Beginning of Period	$23.10		$16.20		$28.76		$35.36		$37.27	$36.12

Income from Investment Operations:
Net investment income (c)	0.08		0.18		0.19		0.23		0.25	0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.66)		6.90		(10.43)		0.47		3.61	3.67

Total from investment operations	(0.58)		7.08		(10.24)		0.70		3.86	3.86

Less Distributions to Shareholders:
From net investment income	(0.10)		(0.18)		(0.18)		(0.29)		(0.23)	(0.21)
From net realized gains	(1.04)		—		(2.14)		(7.01)		(5.54)	(2.50)

Total distributions to shareholders	(1.14)		(0.18)		(2.32)		(7.30)		(5.77)	(2.71)

Increase from Regulatory Settlements	—		—	(d)	—		—		—	—

Net Asset Value, End of Period	$21.38		$23.10		$16.20		$28.76		$35.36	$37.27
Total return (e)(f)	(2.33	)%(g)	43.84%		(38.61)%		0.35	%(h)	10.66%	11.10%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.00	%(j)	1.03%		1.05%		1.11%		1.10%	1.08%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	0.01%		—	—
Net expenses (i)	1.00	%(j)	1.03%		1.05%		1.10%		1.10%	1.08%
Waiver/Reimbursement	0.11	%(j)	0.02%		0.05%		0.13%		0.11%	0.13%
Net investment income (i)	0.71	%(j)	0.87%		0.85%		0.66%		0.68%	0.53%
Portfolio turnover rate	22	%(g)	73%		41%		10%		10%	22%
Net assets, end of period (000s)	$126,250		$149,292		$139,892		$291,858		$401,023	$460,309

(a)	On March 31, 2008, Shares class of Blended Equity Fund, a series of Excelsior Funds, Inc., was reorganized into Class Z. The financial information of the Fund’s Class Z includes the financial information of Blended Equity Fund’s Shares class.

(b)	Per share data for the year ended March 31, 2006 was audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized

(h)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Energy and Natural Resources Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31,
Class A Shares	2010		2010		2009		2008 (a)
Net Asset Value, Beginning of Period	$20.11		$13.62		$25.49		$27.64

Income from Investment Operations:
Net investment loss (b)	(0.01)		(0.02)		(0.01)		—	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.06)		6.52		(11.46)		1.72

Total from investment operations	(1.07)		6.50		(11.47)		1.72

Less Distributions to Shareholders:
From net investment income	—	(c)	(0.01)		—		—
From net realized gains	—		—		(0.40)		(3.87)

Total distributions to shareholders	—	(c)	(0.01)		(0.40)		(3.87)

Increase from regulatory settlements	—		—	(c)	—		—

Net Asset Value, End of Period	$19.04		$20.11		$13.62		$25.49
Total return (d)	(5.32	)%(e)	47.76%		(45.88	)%(f)	6.82	%(e)(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.22	%(h)	1.21%		1.24%		1.07	%(h)
Interest expense	—	%(h)(i)	—	%(i)	—		—	%(h)(i)
Net expenses (g)	1.22	%(h)	1.21%		1.24%		1.07	%(h)
Waiver/Reimbursement	—		—		0.04%		0.05	%(h)
Net investment loss (g)	(0.14	)%(h)	(0.10)%		(0.03)%		(0.02	)%(h)
Portfolio turnover rate	401	%(e)	523%		484%		198	%(e)
Net assets, end of period (000s)	$47,567		$50,812		$16,842		$5,328

(a)	The Predecessor Fund’s Class A shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Energy and Natural Resources Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31,
Class C Shares	2010		2010		2009		2008 (a)
Net Asset Value, Beginning of Period	$19.78		$13.47		$25.40		$27.64

Income from Investment Operations:
Net investment loss (b)	(0.08)		(0.15)		(0.13)		(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.05)		6.46		(11.40)		1.73

Total from investment operations	(1.13)		6.31		(11.53)		1.63

Less Distributions to Shareholders:
From net realized gains	—		—		(0.40)		(3.87)

Increase from regulatory settlements	—		—	(c)	—		—

Net Asset Value, End of Period	$18.65		$19.78		$13.47		$25.40
Total return (d)	(5.71	)%(e)	46.84%		(46.29	)%(f)	6.45	%(e)(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.97	%(h)	1.96%		1.99%		1.82	%(h)
Interest expense	—	%(h)(i)	—	%(i)	—		—	%(h)(i)
Net expenses (g)	1.97	%(h)	1.96%		1.99%		1.82	%(h)
Waiver/Reimbursement	—		—		0.04%		0.05	%(h)
Net investment loss (g)	(0.89	)%(h)	(0.84)%		(0.73)%		(0.78	)%(h)
Portfolio turnover rate	401	%(e)	523%		484%		198	%(e)
Net assets, end of period (000s)	$16,238		$16,420		$5,843		$1,433

(a)	The Predecessor Fund’s Class C shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Energy and Natural Resources Fund

Selected data for a share outstanding throughout the period is as follows:

Class I Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$18.82

Income from Investment Operations:
Net investment loss (b)(c)	—
Net realized and unrealized gain on investments and foreign currency	0.29

Total from investments operations	0.29

Net Asset Value, End of Period	$19.11
Total return (d)(e)	1.54%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)(g)	0.93%
Interest expense (g)(h)	—%
Net expenses (f)(g)	0.93%
Net investment loss (f)(g)	(0.72)%
Portfolio turnover rate (e)	401
Net assets, end of period (000s)	$3

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Energy and Natural Resources Fund

Selected data for a share throughout the period is as follows:

Class R Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$18.76

Income from Investment Operations:
Net investment loss (b)(c)	—
Net realized and unrealized gain on investments and foreign currency	0.29

Total from investment operations	0.29

Net Asset Value, End of Period	$19.05
Total return (d)(e)	1.55%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)(g)	1.47%
Interest expense (g)(h)	—%
Net expenses (f)(g)	1.47%
Net income loss (f)(g)	(1.16)%
Portfolio turnover rate (e)	401%
Net assets, end of period (000s)	$3

(a)	Class R shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Energy and Natural Resources Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010		2009		2008 (a)		2007		2006 (b)
Net Asset Value, Beginning of Period	$20.17		$13.66		$25.49		$23.30		$25.99		$22.34

Income from Investment Operations:
Net investment income (loss) (c)	0.01		0.04		0.02		0.01		0.06		— (d)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.06)		6.52		(11.45)		6.08		2.50		9.04

Total from investment operations	(1.05)		6.56		(11.43)		6.09		2.56		9.04

Less Distributions to Shareholders:
From net investment income	(0.01)		(0.05)		—		(0.03)		(0.06)		—
From net realized gains	—		—		(0.40)		(3.87)		(5.19)		(5.39)

Total distributions to shareholders	(0.01)		(0.05)		(0.40)		(3.90)		(5.25)		(5.39)

Increase from regulatory settlements	—		—	(d)	—		—		—		—

Net Asset Value, End of Period	$19.11		$20.17		$13.66		$25.49		$23.30		$25.99
Total return (e)	(5.20	)%(f)	48.12%		(45.72	)%(g)	26.84	%(g)	10.84	%(g)	41.42%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.97	%(i)	0.96%		0.99%		1.07%		1.12%		1.13%
Interest expense	—	%(i)(j)	—	%(j)	—		—	%(j)	—		—
Net expenses (h)	0.97	%(i)	0.96%		0.99%		1.07%		1.12%		1.13%
Waiver/Reimbursement	—		—		0.04%		0.04%		0.01%		—
Net investment income (loss) (h)	0.11	%(i)	0.21%		0.11%		0.05%		0.25%		(0.01)%
Portfolio turnover rate	401	%(f)	523%		484%		198%		279%		234%
Net assets, end of period (000s)	$613,163		$622,471		$338,292		$712,080		$497,676		$522,506

(a)	On March 31, 2008, Shares class of Energy and Natural Resources Fund, a series of Excelsior Funds, Inc., was reorganized into Class Z. The financial information of Class Z includes the financial information of Energy and Natural Resources Fund’s Shares class.

(b)	Per share data for the year ended March 31, 2006 was audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%, except for the year ended March 31, 2007, which had an impact of 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31,
Class A Shares	2010		2010		2009		2008 (a)
Net Asset Value, Beginning of Period	$14.84		$9.54		$18.29		$18.29

Income from Investment Operations:
Net investment income (loss) (b)	0.01		0.04		0.08		—	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	0.43		5.33		(8.72)		—	(c)

Total from investment operations	0.44		5.37		(8.64)		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.01)		(0.07)		(0.07)		—
From net realized gains	—		—		(0.04)		—

Total distributions to shareholders	(0.01)		(0.07)		(0.11)		—

Net Asset Value, End of Period	$15.27		$14.84		$9.54		$18.29
Total return (d)(e)	2.94	%(f)	56.43%		(47.44)%		0.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.30	%(g)(h)	1.29%		1.26	%(h)	1.10	%(g)(h)
Interest expense	—		—	%(i)	—	%(i)	—	%(g)(i)
Net expenses	1.30	%(g)(h)	1.29%		1.26	%(h)	1.10	%(g)(h)
Waiver/Reimbursement	0.15	%(g)	0.10%		0.05%		0.05	%(g)
Net investment income (loss)	0.14	%(g)(h)	0.34%		0.81	%(h)	(1.10	)%(g)(h)
Portfolio turnover rate	83	%(f)	164%		111%		16	%(f)
Net assets, end of period (000s)	$1,085		$949		$210		$10

(a)	The Fund’s Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31,
Class C Shares	2010		2010		2009		2008 (a)
Net Asset Value, Beginning of Period	$14.77		$9.50		$18.29		$18.29

Income from Investment Operations:
Net investment loss (b)	(0.05)		(0.06)		(0.01)		—	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	0.43		5.35		(8.72)		—	(c)

Total from investment operations	0.38		5.29		(8.73)		—	(c)

Less Distributions to Shareholders:
From net investment income	—		(0.02)		(0.02)		—
From net realized gains	—		—		(0.04)		—

Total distributions to shareholders	—		(0.02)		(0.06)		—

Net Asset Value, End of Period	$15.15		$14.77		$9.50		$18.29
Total return (d)(e)	2.57	%(f)	55.74%		(47.83)%		0.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.05	%(g)(h)	2.04%		2.01	%(h)	1.85	%(g)(h)
Interest expense	—		—	%(i)	—	%(i)	—	%(g)(i)
Net expenses	2.05	%(g)(h)	2.04%		2.01	%(h)	1.85	%(g)(h)
Waiver/Reimbursement	0.15	%(g)	0.10%		0.05%		0.05	%(g)
Net investment loss	(0.66	)%(g)(h)	(0.43)%		(0.06	)%(h)	(1.85	)%(g)(h)
Portfolio turnover rate	83	%(f)	164%		111%		16	%(f)
Net assets, end of period (000s)	$200		$257		$67		$10

(a)	The Fund’s Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class R Shares	2010		2010		2009		2008 (a)		2007		2006 (b)
Net Asset Value, Beginning of Period	$14.65		$9.42		$18.10		$21.48		$19.62		$16.78

Income from Investment Operations:
Net investment income (loss) (c)	(0.01)		0.01		0.02		(0.03)		0.70		(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	0.42		5.27		(8.61)		(2.55)		1.16		2.90

Total from investment operations	0.41		5.28		(8.59)		(2.58)		1.86		2.84

Less Distributions to Shareholders:
From net investment income	—		(0.05)		(0.05)		(0.29)		—		—
From net realized gains	—		—		(0.04)		(0.51)		—	(d)	—

Total distributions to shareholders	—		(0.05)		(0.09)		(0.80)		—	(d)	—

Net Asset Value, End of Period	$15.06		$14.65		$9.42		$18.10		$21.48		$19.62
Total return (e)	2.80	%(f)(g)	56.19	%(g)	(47.62	)%(g)	(12.56	)%(g)	9.48	%(g)	16.92%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.55	%(h)(i)	1.54%		1.51	%(i)	1.60	%(i)	1.61	%(i)	1.46	%(i)
Interest expense	—		—	%(j)	—	%(j)	—	%(j)	—		—
Net expenses	1.55	%(h)(i)	1.54%		1.51	%(i)	1.60	%(i)	1.61	%(i)	1.46	%(i)
Waiver/Reimbursement	0.15%		0.10%		0.05%		0.04%		0.03%		—
Net investment income (loss)	(0.13	)%(h)(i)	0.06%		0.14	%(i)	(0.13	)%(i)	3.38	%(i)	(0.34	)%(i)
Portfolio turnover rate	83	%(f)	164%		111%		16%		25%		23%
Net assets, end of period (000s)	$1,181		$1,219		$1,145		$2,020		$1,097		$1

(a)	On March 31, 2008, Retirement Shares class of Mid Cap Value and Restructuring Fund, a series of Excelsior Funds Trust, was reorganized into the Fund’s Class R shares. The financial information of the Fund’s Class R shares includes the financial information of Mid Cap Value and Restructuring Fund’s Retirement Shares class.

(b)	Per share data for the year ended March 31, 2006 was audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010		2009		2008 (a)(b)		2007		2006 (c)
Net Asset Value, Beginning of Period	$14.88		$9.55		$18.29		$21.61		$19.64		$16.77

Income from Investment Operations:
Net investment income (d)	0.03		0.07		0.09		0.10		0.23		—	(e)
Net realized and unrealized gain (loss) on investments and foreign currency	0.42		5.35		(8.71)		(2.59)		1.75		2.90

Total from investment operations	0.45		5.42		(8.62)		(2.49)		1.98		2.90

Less Distributions to Shareholders:
From net investment income	(0.02)		(0.09)		(0.08)		(0.32)		(0.01)		(0.03)
From net realized gains	—		—		(0.04)		(0.51)		—	(e)	—

Total distributions to shareholders	(0.02)		(0.09)		(0.12)		(0.83)		(0.01)		(0.03)

Net Asset Value, End of Period	$15.31		$14.88		$9.55		$18.29		$21.61		$19.64
Total return (f)	3.06	%(g)(h)	56.97	%(h)	(47.32	)%(h)	(12.08	)%(h)	10.07%		17.32%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.05	%(i)(j)	1.04%		1.01	%(j)	1.10	%(j)	1.13	%(j)	1.13	%(j)
Interest expense	—		—	%(k)	—	%(k)	—	%(k)	—		—
Net expenses	1.05	%(i)(j)	1.04%		1.01	%(j)	1.10	%(j)	1.13	%(j)	1.13	%(j)
Waiver/Reimbursement	0.15	%(i)	0.10%		0.05%		0.04%		—		—
Net investment income	0.37	%(i)(j)	0.56%		0.59	%(j)	0.47	%(j)	1.12	%(j)	0.02	%(j)
Portfolio turnover rate	83	%(g)	164%		111%		16%		25%		23%
Net assets, end of period (000s)	$66,362		$71,894		$63,528		$245,608		$294,452		$237,531

(a)	On March 31, 2008, Shares class of Mid Cap Value and Restructuring Fund, a series of Excelsior Funds Trust, was reorganized into the Fund’s Class Z. The financial information of the Fund’s Class Z includes the financial information of Mid Cap Value and Restructuring Fund’s Shares class.

(b)	On March 31, 2008, Mid Cap Value and Restructuring Fund’s Institutional Shares class was reorganized into the Fund’s Class Z.

(c)	Per share data for the year ended March 31, 2006 was audited by other auditors.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)	Annualized.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Large Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,			Period Ended March 31,
Class A Shares	2010		2010	2009		2008 (a)
Net Asset Value, Beginning of Period	$10.60		$7.06	$11.30		$12.18

Income from Investment Operations:
Net investment loss (b)	(0.04)		(0.05)	(0.06)		(0.05)
Net realized and unrealized gain (loss) on investments	0.61		3.59	(4.18)		(0.83)

Total from investment operations	0.57		3.54	(4.24)		(0.88)

Increase from regulatory settlements	—		—	—	(c)	—

Net Asset Value, End of Period	$11.17		$10.60	$7.06		$11.30
Total return (d)	5.38	%(e)	50.14%	(37.52	)%(f)	(7.22	)%(e)(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.21	%(h)	1.26%	1.28%		1.16	%(h)
Interest expense	—		—	—	%(i)	—
Net expenses (g)	1.21	%(h)	1.26%	1.28%		1.16	%(h)
Waiver/Reimbursement	—		—	0.05%		0.05	%(h)
Net investment loss (g)	(0.74	)%(h)	(0.53)%	(0.77)%		(0.92	)%(h)
Portfolio turnover rate	28	%(e)	27%	58%		39	%(e)
Net assets, end of period (000s)	$806,038		$576,956	$84,493		$2,141

(a)	The Predecessor Fund’s Class A shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Large Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,			Period Ended March 31,
Class C Shares	2010		2010	2009		2008 (a)
Net Asset Value, Beginning of Period	$10.40		$6.98	$11.26		$12.18

Income from Investment Operations:
Net investment loss (b)	(0.08)		(0.12)	(0.12)		(0.09)
Net realized and unrealized gain (loss) on investments	0.59		3.54	(4.16)		(0.83)

Total from investment operations	0.51		3.42	(4.28)		(0.92)

Increase from regulatory settlements	—		—	—	(c)	—

Net Asset Value, End of Period	$10.91		$10.40	$6.98		$11.26
Total return (d)	4.90	%(e)	49.00%	(38.01	)%(f)	(7.55	)%(e)(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.96	%(h)	2.01%	2.03%		1.91	%(h)
Interest expense	—		—	—	%(i)	—
Net expenses (g)	1.96	%(h)	2.01%	2.03%		1.91	%(h)
Waiver/Reimbursement	—		—	0.05%		0.05	%(h)
Net investment loss (g)	(1.50	)%(h)	(1.27)%	(1.37)%		(1.59	)%(h)
Portfolio turnover rate	28	%(e)	27%	58%		39	%(e)
Net assets, end of period (000s)	$3,238		$3,234	$763		$238

(a)	The Predecessor Fund’s Class C shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Large Cap Growth Fund

Selected data for a share outstanding throughout the period is as follows:

Class I Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$11.23

Income from Investment Operations:
Net investment loss (b)(c)	—
Net realized and unrealized gain on investments	0.01

Total from investment operations	0.01

Net Asset Value, End of Period	$11.24
Total return (d)(e)	0.09%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	0.89%
Net investment loss (f)(g)	(0.02)%
Portfolio turnover rate (e)	28%
Net assets, end of period (000s)	$3

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value.

(e)	Not annualized.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Large Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class R Shares	2010		2010	2009		2008 (a)		2007		2006 (b)
Net Asset Value, Beginning of Period	$10.35		$6.91	$11.09		$10.45		$9.82		$8.02

Income from Investment Operations:
Net investment loss (c)	(0.05)		(0.07)	(0.07)		(0.14)		(0.12)		(0.11)
Net realized and unrealized gain (loss) on investments	0.59		3.51	(4.11)		0.78		0.75		1.91

Total from investment operations	0.54		3.44	(4.18)		0.64		0.63		1.80

Increase from regulatory settlements	—		—	—	(d)	—		—		—

Net Asset Value, End of Period	$10.89		$10.35	$6.91		$11.09		$10.45		$9.82
Total return (e)	5.22	%(f)	49.78%	(37.69	)%(g)	6.12	%(g)	6.42	%(g)	22.44	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.46	%(i)	1.51%	1.53%		1.66%		1.69%		1.70%
Interest expense	—		—	—	%(j)	—		—		—
Net expenses (h)	1.46	%(i)	1.51%	1.53%		1.66%		1.69%		1.70%
Waiver/Reimbursement	—		—	0.05%		0.04%		0.01%		0.29%
Net investment loss (h)	(1.00	)%(i)	(0.71)%	(0.80)%		(1.22)%		(1.18)%		(1.20)%
Portfolio turnover rate	28	%(f)	27%	58%		39%		33%		24%
Net assets, end of period (000s)	$1,389		$408	$23		$22		$3		$3

(a)	On March 31, 2008, Retirement Shares class of Large Cap Growth Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class R shares. The financial information of the Fund’s Class R shares includes the financial information of Large Cap Growth Fund’s Retirement Shares class.

(b)	Per share data for the year ended March 31, 2006 was audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Large Cap Growth Fund

Selected data for a share outstanding throughout the period is as follows:

Class W Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$11.16

Income from Investment Operations:
Net investment loss (b)(c)	—
Net realized and unrealized gain on investments	0.01

Total from investment operations	0.01

Net Asset Value, End of Period	$11.17
Total return (d)(e)	0.09%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	1.25%
Net investment loss (f)(g)	(0.02)%
Portfolio turnover rate (e)	28%
Net assets, end of period (000s)	$3

(a)	Class W shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value.

(e)	Not annualized.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Large Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010	2009		2008 (a) (b)		2007	2006 (c)
Net Asset Value, Beginning of Period	$10.65		$7.08	$11.30		$10.60		$9.91	$8.04

Income from Investment Operations:
Net investment loss (d)	(0.03)		(0.03)	(0.03)		(0.08)		(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	0.62		3.60	(4.19)		0.78		0.76	1.91

Total from investment operations	0.59		3.57	(4.22)		0.70		0.69	1.87

Increase from regulatory settlements	—		—	—	(e)	—		—	—

Net Asset Value, End of Period	$11.24		$10.65	$7.08		$11.30		$10.60	$9.91
Total return (f)	5.54	%(g)	50.42%	(37.35	)%(h)	6.60	%(h)	6.96%	23.26	%(h)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	0.96	%(j)	1.01%	1.03%		1.16%		1.20%	1.10%
Interest expense	—		—	—	%(k)	—		—	—
Net expenses (i)	0.96	%(j)	1.01%	1.03%		1.16%		1.20%	1.10%
Waiver/Reimbursement	—		—	0.05%		0.04%		—	0.13%
Net investment loss (i)	(0.49	)%(j)	(0.29)%	(0.38)%		(0.69)%		(0.68)%	(0.48)%
Portfolio turnover rate	28	%(g)	27%	58%		39%		33%	24%
Net assets, end of period (000s)	$2,320,219		$1,697,630	$732,391		$938,734		$718,424	$552,194

(a)	On March 31, 2008, Shares class of Large Cap Growth Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z. The financial information of the Fund’s Class Z includes the financial information of Large Cap Growth Fund’s Shares class.

(b)	On March 31, 2008, Large Cap Growth Fund’s Institutional Shares class was reorganized into the Fund’s Class Z.

(c)	Per share data for the year ended March 31, 2006 was audited by other auditors.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31,
Class A Shares	2010		2010		2009		2008 (a)
Net Asset Value, Beginning of Period	$11.86		$7.62		$13.96		$15.80

Income from Investment Operations:
Net investment income (b)	—	(i)	0.02		0.06		0.04
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	(0.03)		4.25		(6.13)		(1.43)

Total from investment operations	(0.03)		4.27		(6.07)		(1.39)

Less Distributions to Shareholders:
From net investment income	(0.01)		(0.03)		(0.08)		(0.04)
From net realized gains	—		—		(0.19)		(0.41)

Total distributions to shareholders	(0.01)		(0.03)		(0.27)		(0.45)

Net Asset Value, End of Period	$11.82		$11.86		$7.62		$13.96
Total return (c)(d)	(0.28	)%(e)	56.09%		(44.24)%		(9.07	)%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.25	%(g)	1.19%		1.07%		1.05	%(g)
Interest expense	—		—	%(h)	—	%(h)	—
Net expenses (f)	1.25	%(g)	1.19%		1.07%		1.05	%(g)
Waiver/Reimbursement	0.18	%(g)	0.15%		0.23%		0.17	%(g)
Net investment income (f)	0.03	%(g)	0.17%		0.63%		0.55	%(g)
Portfolio turnover rate	33	%(e)	111%		63%		27	%(e)
Net assets, end of period (000s)	$1,137		$1,372		$1,097		$318

(a)	The Predecessor Fund’s Class A shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

(i)	Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31,
Class C Shares	2010		2010		2009		2008 (a)
Net Asset Value, Beginning of Period	$11.73		$7.58		$13.93		$15.80

Income from Investment Operations:
Net investment income (loss) (b)	(0.04)		(0.06)		—	(c)	—	(c)
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	(0.03)		4.21		(6.13)		(1.46)

Total from investment operations	(0.07)		4.15		(6.13)		(1.46)

Less Distributions to Shareholders:
From net investment income	—		—	(c)	(0.03)		—
From net realized gains	—		—		(0.19)		(0.41)

Total distributions to shareholders	—		—	(c)	(0.22)		(0.41)

Net Asset Value, End of Period	$11.66		$11.73		$7.58		$13.93
Total return (d)(e)	(0.60	)%(f)	54.78%		(44.69)%		(9.47	)%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	2.00	%(h)	1.94%		1.82%		1.80	%(h)
Interest expense	—		—	%(i)	—	%(i)	—
Net expenses (g)	2.00	%(h)	1.94%		1.82%		1.80	%(h)
Waiver/Reimbursement	0.18	%(h)	0.15%		0.23%		0.17	%(h)
Net investment income (loss) (g)	(0.71	)%(h)	(0.58)%		(0.03)%		0.01	%(h)
Portfolio turnover rate	33	%(f)	111%		63%		27	%(f)
Net assets, end of period (000s)	$215		$264		$240		$27

(a)	The Predecessor Fund’s Class C shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010		2009		2008 (a)(b)	2007	2006 (c)
Net Asset Value, Beginning of Period	$11.86		$7.62		$13.96		$14.17	$12.70	$10.98

Income from Investment Operations:
Net investment income (d)	0.02		0.04		0.09		0.10	0.07	0.07
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	(0.04)		4.25		(6.14)		0.21	1.47	1.70

Total from investment operations	(0.02)		4.29		(6.05)		0.31	1.54	1.77

Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)		(0.10)		(0.11)	(0.07)	(0.05)
From net realized gains	—		—		(0.19)		(0.41)	—	—

Total distributions to shareholders	(0.02)		(0.05)		(0.29)		(0.52)	(0.07)	(0.05)

Net Asset Value, End of Period	$11.82		$11.86		$7.62		$13.96	$14.17	$12.70
Total return (e)(f)	(0.19	)%(g)	56.37%		(44.11)%		1.89%	12.18%	16.16%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.00	%(i)	0.94%		0.82%		1.05%	1.04%	1.05%
Interest expense	—		—	%(j)	—	%(j)	—	—	—
Net expenses (h)	1.00	%(i)	0.94%		0.82%		1.05%	1.04%	1.05%
Waiver/Reimbursement	0.18	%(i)	0.15%		0.23%		0.17%	0.20%	0.26%
Net investment income (h)	0.28	%(i)	0.44%		0.75%		0.64%	0.56%	0.57%
Portfolio turnover rate	33	%(g)	111%		63%		27%	11%	17%
Net assets, end of period (000s)	$95,607		$122,039		$134,468		$388,441	$277,877	$132,406

(a)	On March 31, 2008, Shares class of Equity Opportunities Fund, a series of Excelsior Funds Trust, was reorganized into the Fund’s Class Z. The financial information of the Fund’s Class Z includes the financial information of Equity Opportunities Fund’s Shares class.

(b)	On March 31, 2008, Equity Opportunities Fund’s Institutional Shares class was reorganized into the Fund’s Class Z.

(c)	Per share data for the year ended March 31, 2006 was audited by other auditors.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Small Cap Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,			Period Ended March 31,
Class A Shares	2010		2010	2009		2008 (a)
Net Asset Value, Beginning of Period	$14.74		$9.08	$16.15		$21.11

Income from Investment Operations:
Net investment loss (b)	(0.06)		(0.08)	(0.06)		(0.05)
Net realized and unrealized gain (loss) on investments	0.21		5.74	(6.53)		(3.43)

Total from investment operations	0.15		5.66	(6.59)		(3.48)

Less Distributions to Shareholders:
From net realized gains	—		—	(0.48)		(1.48)

Increase from Regulatory Settlements	—		— (c)	—	(c)	—

Net Asset Value, End of Period	$14.89		$14.74	$9.08		$16.15
Total return (d)	1.02	%(e)	62.33%	(42.02	)%(f)	(17.38	)%(e)(f)(g)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.35	%(i)	1.36%	1.36%		1.20	%(i)
Interest expense (j)	—	%(i)	—%	—%		—	%(i)
Net expenses (h)	1.35	%(i)	1.36%	1.36%		1.20	%(i)
Waiver/Reimbursement	—		—	0.04%		0.05	%(i)
Net investment loss (h)	(0.81	)%(i)	(0.63)%	(0.47)%		(0.67	)%(i)
Portfolio turnover rate	21	%(e)	73%	67%		73	%(e)
Net assets, end of period (000s)	$14,987		$15,281	$6,671		$3,436

(a)	The Predecessor Fund’s Class A shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Small Cap Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,			Period Ended March 31,
Class C Shares	2010		2010	2009		2008 (a)
Net Asset Value, Beginning of Period	$14.46		$8.97	$16.10		$21.11

Income from Investment Operations:
Net investment loss (b)	(0.11)		(0.16)	(0.17)		(0.12)
Net realized and unrealized gain (loss) on investments	0.20		5.65	(6.48)		(3.41)

Total from investment operations	0.09		5.49	(6.65)		(3.53)

Less Distributions to Shareholders:
From net realized gains	—		—	(0.48)		(1.48)

Increase from Regulatory Settlements	—		— (c)	—	(c)	—

Net Asset Value, End of Period	$14.55		$14.46	$8.97		$16.10
Total return (d)	0.62	%(e)	61.20%	(42.53	)%(f)	(17.63	)%(e)(f)(g)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	2.10	%(i)	2.11%	2.11%		1.95	%(i)
Interest expense (j)	—	%(i)	—%	—%		—	%(i)
Net expenses (h)	2.10	%(i)	2.11%	2.11%		1.95	%(i)
Waiver/Reimbursement	—		—	0.04%		0.05	%(i)
Net investment loss (h)	(1.56	)%(i)	(1.34)%	(1.31)%		(1.42	)%(i)
Portfolio turnover rate	21	%(e)	73%	67%		73	%(e)
Net assets, end of period (000s)	$1,219		$1,090	$1,063		$2,101

(a)	The Predecessor Fund’s Class C shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Small Cap Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class R Shares	2010		2010		2009		2008 (a)		2007	2006 (b)
Net Asset Value, Beginning of Period	$14.38		$8.88		$15.86		$18.98		$19.12	$16.12

Income from Investment Operations:
Net investment loss (c)	(0.07)		(0.10)		(0.10)		(0.21)		(0.22)	(0.19)
Net realized and unrealized gain (loss) on investments	0.21		5.60		(6.40)		(1.43)		1.34	4.08

Total from investment operations	0.14		5.50		(6.50)		(1.64)		1.12	3.89

Less Distributions to Shareholders:
From net realized gains	—		—		(0.48)		(1.48)		(1.26)	(0.89)

Increase from Regulatory Settlements	—		—	(d)	—	(d)	—		—	—

Net Asset Value, End of Period	$14.52		$14.38		$8.88		$15.86		$18.98	$19.12
Total return (e)	0.97	%(f)	61.94%		(42.22	)%(g)	(9.66	)%(g)(h)	6.23%	24.83%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.60	%(j)	1.61%		1.61%		1.70%		1.74%	1.56%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(k)	—	—
Net expenses (i)	1.60	%(j)	1.61%		1.61%		1.70%		1.74%	1.56%
Waiver/Reimbursement	—		—		0.04%		0.04%		—	—
Net investment loss (i)	(1.06	)%(j)	(0.85)%		(0.80)%		(1.13)%		(1.21)%	(1.13)%
Portfolio turnover rate	21	%(f)	73%		67%		73%		52%	65%
Net assets, end of period (000s)	$9,056		$9,795		$5,819		$6,881		$1,827	$1

(a)	On March 31, 2008, Retirement Shares class of Small Cap Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class R. The financial information of the Fund’s Class R includes the financial information of Small Cap Fund’s Retirement Shares class.

(b)	Per share data for the year ended March 31, 2006 was audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Small Cap Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010		2009		2008 (a)		2007	2006 (b)
Net Asset Value, Beginning of Period	$14.81		$9.10		$16.15		$19.21		$19.23	$16.14

Income from Investment Operations:
Net investment loss (c)	(0.04)		(0.05)		(0.04)		(0.12)		(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	0.21		5.76		(6.53)		(1.46)		1.36	4.09

Total from investment operations	0.17		5.71		(6.57)		(1.58)		1.24	3.98

Less Distributions to Shareholders:
From net realized gains	—		—		(0.48)		(1.48)		(1.26)	(0.89)

Increase from Regulatory Settlements	—		—	(d)	—	(d)	—		—	—

Net Asset Value, End of Period	$14.98		$14.81		$9.10		$16.15		$19.21	$19.23
Total return (e)	1.15	%(f)	62.75%		(41.89	)%(g)	(9.22	)%(g)(h)	6.83%	25.37	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	1.10	%(j)	1.11%		1.11%		1.20%		1.22%	1.09%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(k)	—	—
Net expenses (i)	1.10	%(j)	1.11%		1.11%		1.20%		1.22%	1.09%
Waiver/Reimbursement	—		—		0.04%		0.04%		—	0.02%
Net investment loss (i)	(0.56	)%(j)	(0.36)%		(0.31)%		(0.63)%		(0.66)%	(0.64)%
Portfolio turnover rate	21	%(f)	73%		67%		73%		52%	65%
Net assets, end of period (000s)	$498,840		$597,804		$321,684		$676,616		$694,765	$599,389

(a)	On March 31, 2008, Shares class of Small Cap Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z. The financial information of the Fund’s Class Z includes the financial information of Small Cap Fund’s Shares class.

(b)	Per share data for the year ended March 31, 2006 was audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Value and Restructuring Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31,
Class A Shares	2010		2010		2009		2008 (a)
Net Asset Value, Beginning of Period	$44.68		$26.51		$52.25		$58.58

Income from Investment Operations:
Net investment income (b)	0.35		0.39	(c)	0.51		0.24
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(1.09)		18.16		(25.72)		(5.70)

Total from investment operations	(0.74)		18.55		(25.21)		(5.46)

Less Distributions to Shareholders:
From net investment income	(0.37)		(0.38)		(0.51)		(0.36)
From net realized gains	—		—		(0.02)		(0.51)

Total distributions to shareholders	(0.37)		(0.38)		(0.53)		(0.87)

Increase from Regulatory Settlements	—		—	(d)	—	(d)	—

Net Asset Value, End of Period	$43.57		$44.68		$26.51		$52.25
Total return (e)	(1.63	)%(f)	70.25%		(48.51	)%(g)	(9.41	)%(f)(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.19	%(i)	1.14%		1.14%		1.02	%(i)
Interest expense	—	%(i)(j)	—	%(j)	—	%(j)	—
Net expenses (h)	1.19	%(i)	1.14%		1.14%		1.02	%(i)
Waiver/Reimbursement	—		—		0.04%		0.05	%(i)
Net investment income (h)	1.63	%(i)	1.01%		1.35%		0.83	%(i)
Portfolio turnover rate	4	%(f)	6%		12%		11	%(f)
Net assets, end of period (000s)	$248,734		$291,655		$163,338		$77,209

(a)	The Predecessor Fund’s Class A shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Value and Restructuring Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31,
Class C Shares	2010		2010		2009		2008 (a)
Net Asset Value, Beginning of Period	$44.60		$26.51		$52.23		$58.58

Income from Investment Operations:
Net investment income (b)	0.18		0.10	(c)	0.23		0.04
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(1.07)		18.16		(25.73)		(5.68)

Total from investment operations	(0.89)		18.26		(25.50)		(5.64)

Less Distributions to Shareholders:
From net investment income	(0.21)		(0.17)		(0.20)		(0.20)
From net realized gains	—		—		(0.02)		(0.51)

Total distributions to shareholders	(0.21)		(0.17)		(0.22)		(0.71)

Increase from Regulatory Settlements	—		—	(d)	—	(d)	—

Net Asset Value, End of Period	$43.50		$44.60		$26.51		$52.23
Total return (e)	(1.99	)%(f)	69.00%		(48.89	)%(g)	(9.72	)%(f)(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.94	%(i)	1.89%		1.89%		1.77	%(i)
Interest expense	—	%(i)(j)	—	%(j)	—	%(j)	—
Net expenses (h)	1.94	%(i)	1.89%		1.89%		1.77	%(i)
Waiver/Reimbursement	—		—		0.04%		0.05	%(i)
Net investment income (h)	0.87	%(i)	0.26%		0.63%		0.07	%(i)
Portfolio turnover rate	4	%(f)	6%		12%		11	%(f)
Net assets, end of period (000s)	$63,414		$74,880		$40,380		$13,665

(a)	The Predecessor Fund’s Class C shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Value and Restructuring Fund

Selected data for a share outstanding throughout the period is as follows:

Class I Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$43.47

Income from Investment Operations:
Net investment income (b)	0.02
Net realized and unrealized gain on investments, foreign currency and written options	0.06

Total from investment operations	0.08

Net Asset Value, End of Period	$43.55
Total return (c)(d)	0.18%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (e)(f)	0.88%
Interest expense (f)(g)	—%
Net expenses (e)(f)	0.88%
Net investment income (e)(f)	5.72%
Portfolio turnover rate (d)	4%
Net assets, end of period (000s)	$3

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of 0.01%.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Value and Restructuring Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class R Shares	2010		2010		2009		2008 (a)		2007	2006 (b)
Net Asset Value, Beginning of Period	$44.64		$26.50		$52.23		$54.30		$49.35	$41.49

Income from Investment Operations:
Net investment income (c)	0.30		0.30	(d)	0.41		0.33		0.22	0.42
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(1.09)		18.14		(25.72)		(1.41)		4.98	7.81

Total from investment operations	(0.79)		18.44		(25.31)		(1.08)		5.20	8.23

Less Distributions to Shareholders:
From net investment income	(0.32)		(0.30)		(0.40)		(0.48)		(0.25)	(0.37)
From net realized gains	—		—		(0.02)		(0.51)		—	—

Total distributions to shareholders	(0.32)		(0.30)		(0.42)		(0.99)		(0.25)	(0.37)

Increase from Regulatory Settlements	—		—	(e)	—	(e)	—		—	—

Net Asset Value, End of Period	$43.53		$44.64		$26.50		$52.23		$54.30	$49.35
Total return (f)	(1.76	)%(g)	69.84%		(48.65	)%(h)	(2.11	)%(h)	10.58%	19.95%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	1.44	%(j)	1.39%		1.39%		1.35%		1.55%	1.56%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—		—	—
Net expenses (i)	1.44	%(j)	1.39%		1.39%		1.35%		1.55%	1.56%
Waiver/Reimbursement	—		—		0.04%		0.04%		—	—
Net investment income (i)	1.42	%(j)	0.78%		1.05%		0.60%		0.43%	0.90%
Portfolio turnover rate	4	%(g)	6%		12%		11%		13%	12%
Net assets, end of period (000s)	$58,192		$58,120		$37,637		$33,826		$2,926	$896

(a)	On March 31, 2008, Retirement Shares class of Value and Restructuring Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class R shares. The financial information of the Fund’s Class R shares includes the financial information of Value and Restructuring Fund’s Retirement Shares class.

(b)	Per share data for the year ended March 31, 2006 was audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(e)	Rounds to less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Value and Restructuring Fund

Selected data for a share outstanding throughout the period is as follows:

Class W Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$43.49

Income from Investment Operations:
Net investment income (b)	0.02
Net realized and unrealized gain on investments, foreign currency and written options	0.06

Total from investment operations	0.08

Net Asset Value, End of Period	43.57
Total return (c)(d)	0.18%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (e)(f)	1.23%
Interest expense (f)(g)	—%
Net expenses (e)(f)	1.23%
Net investment income (e)(f)	5.48%
Portfolio turnover rate (d)	4%
Net assets, end of period (000s)	$3

(a)	Class W shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of 0.01%.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Value and Restructuring Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010		2009		2008 (a)(b)		2007	2006 (c)
Net Asset Value, Beginning of Period	$44.66		$26.49		$52.22		$54.33		$49.36	$41.40

Income from Investment Operations:
Net investment income (d)	0.40		0.49	(e)	0.61		0.60		0.45	0.53
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(1.09)		18.15		(25.71)		(1.47)		5.00	7.88

Total from investment operations	(0.69)		18.64		(25.10)		(0.87)		5.45	8.41

Less Distributions to Shareholders:
From net investment income	(0.42)		(0.47)		(0.61)		(0.73)		(0.48)	(0.45)
From net realized gains	—		—		(0.02)		(0.51)		—	—

Total distributions to shareholders	(0.42)		(0.47)		(0.63)		(1.24)		(0.48)	(0.45)

Increase from Regulatory Settlements	—		—	(f)	—	(f)	—		—	—

Net Asset Value, End of Period	$43.55		$44.66		$26.49		$52.22		$54.33	$49.36
Total return (g)	(1.51	)%(h)	70.71%		(48.39	)%(i)	(1.74	)%(i)	11.14%	20.45%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (j)	0.94	%(k)	0.89%		0.89%		1.02%		1.05%	1.05%
Interest expense	—	%(k)(l)	—	%(l)	—	%(l)	—		—	—
Net expenses (j)	0.94	%(k)	0.89%		0.89%		1.02%		1.05%	1.05%
Waiver/Reimbursement	—		—		0.04%		0.04%		—	—
Net investment income (j)	1.87	%(k)	1.28%		1.47%		1.07%		0.90%	1.18%
Portfolio turnover rate	4	%(h)	6%		12%		11%		13%	12%
Net assets, end of period (000s)	$5,717,668		$6,765,345		$4,352,176		$8,980,358		$7,767,713	$6,230,754

(a)	On March 31, 2008, Retirement Shares class of Value and Restructuring Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z. The financial information of the Fund’s Class Z includes the financial information of Value and Restructuring Fund’s Shares class.

(b)	On March 31, 2008, Value and Restructuring Fund’s Institutional Shares class was reorganized into the Fund’s Class Z.

(c)	Per share data for the year ended March 31, 2006 was audited by other auditors.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(f)	Rounds to less than $0.01 per share.

(g)	Total return at net asset value assuming all distributions reinvested.

(h)	Not annualized.

(i)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Annualized.

(l)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Emerging Markets Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31,
Class A Shares	2010		2010		2009		2008 (a)
Net Asset Value, Beginning of Period	$11.27		$6.42		$14.96		$17.77

Income from Investment Operations:
Net investment income (loss) (b)	0.06		(0.01)		0.07		0.04	(c)
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	1.05		5.00		(6.36)		(1.63)

Total from investment operations	1.11		4.99		(6.29)		(1.59)

Less Distributions to Shareholders:
From net investment income	—		(0.14)		—		(0.06)
From net realized gains	(0.47)		—		(2.26)		(1.16)

Total distributions to shareholders	(0.47)		(0.14)		(2.26)		(1.22)

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)(d)	0.01	(b)	—	(b)(d)

Net Asset Value, End of Period	$11.91		$11.27		$6.42		$14.96
Total return (e)(f)	10.44	%(g)	78.17%		(49.44)%		(9.80	)%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.65	%(h)	1.74	%(i)	1.95	%(i)	1.85	%(h)(i)
Interest expense	—	%(h)(j)	—	%(j)	0.01%		—	%(h)(j)
Net expenses	1.65	%(h)	1.74	%(i)	1.96	%(i)	1.85	%(h)(i)
Waiver/Reimbursement	0.32	%(h)	0.03%		0.18%		0.05	%(h)
Net investment income (loss)	1.13	%(h)	(0.12	)%(i)	0.71	%(i)	0.46	%(h)(i)
Portfolio turnover rate	31	%(g)	74%		82%		29	%(g)
Net assets, end of period (000s)	$7,680		$6,362		$917		$1,231

(a) The Predecessor Fund’s Class A shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c) Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(d)	Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Emerging Markets Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31,
Class C Shares	2010		2010		2009		2008 (a)
Net Asset Value, Beginning of Period	$11.21		$6.36		$14.94		$17.77

Income from Investment Operations:
Net investment income (loss)(b)	0.02		(0.09)		—	(c)	(0.04	)(d)
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	1.04		4.97		(6.33)		(1.61)

Total from investment operations	1.06		4.88		(6.33)		(1.65)

Less Distributions to Shareholders:
From net investment income	—		(0.03)		—		(0.02)
From net realized gains	(0.47)		—		(2.26)		(1.16)

Total distributions to shareholders	(0.47)		(0.03)		(2.26)		(1.18)

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)(c)	0.01	(b)	—	(b)(c)

Net Asset Value, End of Period	$11.80		$11.21		$6.36		$14.94
Total return (e)(f)	10.04	%(g)	76.73%		(49.82)%		(10.11	)%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.40	%(h)	2.49	%(i)	2.70	%(i)	2.60	%(h)(i)
Interest expense	—	%(h)(j)	—	%(j)	0.01%		—	%(h)(j)
Net expenses	2.40	%(h)	2.49	%(i)	2.71	%(i)	2.60	%(h)(i)
Waiver/Reimbursement	0.32	%(h)	0.03%		0.18%		0.05	%(h)
Net investment income (loss)	0.39	%(h)	(0.86	)%(i)	(0.01	)%(i)	(0.44	)%(h)(i)
Portfolio turnover rate	31	%(g)	74%		82%		29	%(g)
Net assets, end of period (000s)	$1,875		$1,540		$242		$458

(a)	The Predecessor Fund’s Class C shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)	Not annualized.

(h)	Annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Emerging Markets Fund

Selected data for a share outstanding for the period is as follows:

Class I Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$11.71

Income from Investment Operations:
Net investment loss (b)(c)	—
Net realized and unrealized gain on investments, foreign currency and foreign capital gains tax	0.21

Total from investment operations	0.21

Net Asset Value, End of Period	$11.92
Total return (d)(e)(f)	1.79%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.33%
Interest expense (g)(h)	—%
Net expenses (g)	1.33%
Waiver/Reimbursement (g)	0.31%
Net investment loss (g)	(1.06)%
Portfolio turnover rate (f)	31%
Net assets, end of period (000s)	$3

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value.

(e)	Had the investment advisor not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Emerging Markets Fund

Selected data for a share outstanding for the period is as follows:

Class R Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$11.70

Income from Investment Operations:
Net investment loss (b)(c)	—
Net realized and unrealized gain on investments, foreign currency and foreign capital gains tax	0.21

Total from investment operations	0.21

Net Asset Value, End of Period	$11.91
Total return (d)(e)(f)	1.79%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.90%
Interest expense (g)(h)	—%
Net expenses (g)	1.90%
Waiver/Reimbursement (g)	0.25%
Net investment loss (g)	(1.64)%
Portfolio turnover rate (f)	31%
Net assets, end of period (000s)	$3

(a)	Class R shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value.

(e)	Had the investment advisor not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Emerging Markets Fund

Selected data for a share outstanding for the period is as follows:

Class W Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$11.70

Income from Investment Operations:
Net investment loss (b)(c)	—
Net realized and unrealized gain on investments, foreign currency and foreign capital gains tax	0.21

Total from investment operations	0.21

Net Asset Value, End of Period	11.91
Total return (d)(e)(f)	1.79%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.65%
Interest expense (g)(h)	—%
Net expenses (g)	1.65%
Waiver/Reimbursement (g)	0.26%
Net investment loss (g)	(1.40)%
Portfolio turnover rate (f)	31%
Net assets, end of period (000s)	$3

(a)	Class W shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Emerging Markets Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010		2009		2008 (a)(b)		2007		2006 (c)
Net Asset Value, Beginning of Period	$11.26		$6.42		$14.94		$14.06		$12.60		$8.73

Income from Investment Operations:
Net investment income (d)	0.08		0.05		0.11		0.12	(e)	0.07		0.10
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	1.05		4.97		(6.38)		2.04		2.16		3.87

Total from investment operations	1.13		5.02		(6.27)		2.16		2.23		3.97

Less Distributions to Shareholders:
From net investment income	—		(0.18)		—		(0.12)		(0.08)		(0.10)
From net realized gains	(0.47)		—		(2.26)		(1.16)		(0.69)		—

Total distributions to shareholders	(0.47)		(0.18)		(2.26)		(1.28)		(0.77)		(0.10)

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(d)(f)	0.01	(d)	—	(d)(f)	—	(d)(f)	—	(d)(f)

Net Asset Value, End of Period	$11.92		$11.26		$6.42		$14.94		$14.06		$12.60
Total return (g)(h)	10.62	%(i)	78.84%		(49.37)%		14.31%		17.98%		45.85%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.40	%(j)	1.49	%(k)	1.70	%(k)	1.85	%(k)	1.85	%(k)	1.81	%(k)
Interest expense	—	%(l)(j)	—	%(l)	0.01%		—	%(l)	—		—
Net expenses	1.40	%(j)	1.49	%(k)	1.71	%(k)	1.85	%(k)	1.85	%(k)	1.81	%(k)
Waiver/Reimbursement	0.32	%(j)	0.03%		0.18%		0.04%		0.05%		0.11%
Net investment income	1.41	%(j)	0.47	%(k)	1.01	%(k)	0.73	%(k)	0.50	%(k)	1.00	%(k)
Portfolio turnover rate	31	%(i)	74%		82%		29%		16%		7%
Net assets, end of period (000s)	$389,343		$396,849		$237,412		$1,014,715		$1,092,481		$996,666

(a)	On March 31, 2008, Shares class of Emerging Markets Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z. The financial information of the Fund’s Class Z includes the financial information of Emerging Markets Fund’s Shares class.

(b)	On March 31, 2008, Emerging Markets Fund’s Institutional Shares class was reorganized into the Fund’s Class Z.

(c)	Per share data for the year ended March 31, 2006 was audited by other auditors.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(f)	Rounds to less than $0.01 per share.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Total return at net asset value assuming all distributions reinvested.

(i)	Not annualized.

(j)	Annualized.

(k)	The benefits derived from expense reductions had an impact of less than 0.01%.

(l)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31,
Class A Shares	2010		2010		2009		2008 (a)
Net Asset Value, Beginning of Period	$13.32		$9.18		$18.80		$18.80

Income from Investment Operations:
Net investment income (b)	0.09		0.13		0.13		—	(c)
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts, written options and foreign capital gains tax	0.06		4.10		(8.58)		—	(c)

Total from investment operations	0.15		4.23		(8.45)		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.26)		(0.09)		(0.04)		—
From net realized gains	—		—		(1.13)		—

Total distributions to shareholders	(0.26)		(0.09)		(1.17)		—

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)(c)	—	(b)(c)	—	(b)(c)

Increase from Regulatory Settlements	—		—	(c)	—	(c)	—

Net Asset Value, End of Period	$13.21		$13.32		$9.18		$18.80
Total return (d)(e)	1.31	%(f)	46.30%		(47.91)%		0.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.40	%(g)	1.51%		1.68	%(h)	1.75	%(g)(h)
Interest expense	—	%(g)(i)	—	%(i)	0.01%		—	%(g)(i)
Net expenses	1.40	%(g)	1.51%		1.69	%(h)	1.75	%(g)(h)
Waiver/Reimbursement	0.27	%(g)	0.09%		0.04%		0.06	%(g)
Net investment income (loss)	1.48	%(g)	1.08%		1.21	%(h)	(1.75	)%(g)(h)
Portfolio turnover rate	41	%(f)	111%		133%		68	%(f)
Net assets, end of period (000s)	$422		$396		$226		$10

(a)	Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31,
Class C Shares	2010		2010		2009		2008 (a)
Net Asset Value, Beginning of Period	$13.23		$9.11		$18.80		$18.80

Income from Investment Operations:
Net investment income (b)	0.04		0.05		0.12		—	(c)
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts, written options and foreign capital gains tax	0.08		4.07		(8.64)		—	(c)

Total from investment operations	0.12		4.12		(8.52)		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.17)		—		(0.04)		—
From net realized gains	—		—		(1.13)		—

Total distributions to shareholders	(0.17)		—		(1.17)		—

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)(c)	—	(b)(c)	—	(b)(c)

Increase from Regulatory Settlements	—		—	(c)	—	(c)	—

Net Asset Value, End of Period	$13.18		$13.23		$9.11		$18.80
Total return (d)(e)	1.02	%(f)	45.23%		(48.31)%		0.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.15	%(g)	2.26%		2.43	%(h)	2.50	%(g)(h)
Interest expense	—	%(g)(i)	—	%(i)	0.01%		—	%(g)(i)
Net expenses	2.15	%(g)	2.26%		2.44	%(h)	2.50	%(g)(h)
Waiver/Reimbursement	0.27	%(g)	0.09%		0.04%		0.06	%(g)
Net investment income (loss)	0.72	%(g)	0.38%		1.16	%(h)	(2.50	)%(g)(h)
Portfolio turnover rate	41	%(f)	111%		133%		68	%(f)
Net assets, end of period (000s)	$254		$250		$157		$10

(a)	Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010		2009		2008 (a)		2007		2006 (b)
Net Asset Value, Beginning of Period	$13.37		$9.20		$18.80		$19.06		$16.51		$13.05

Income from Investment Operations:
Net investment income (c)	0.11		0.19		0.26		0.12	(d)	0.09		0.07
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts, written options and foreign capital gains tax	0.06		4.10		(8.69)		(0.30)		2.54		3.51

Total from investment operations	0.17		4.29		(8.43)		(0.18)		2.63		3.58

Less Distributions to Shareholders:
From net investment income	(0.29)		(0.12)		(0.04)		(0.08)		(0.08)		(0.12)
From net realized gains	—		—		(1.13)		—		—		—

Total distributions to shareholders	(0.29)		(0.12)		(1.17)		(0.08)		(0.08)		(0.12)

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(c)(e)	—	(c)(e)	—	(c)(e)	—	(c)(e)	—	(c)(e)

Increase from Regulatory Settlements	—		—	(e)	—	(e)	—		—		—

Net Asset Value, End of Period	$13.25		$13.37		$9.20		$18.80		$19.06		$16.51
Total return (f)(g)	1.48	%(h)	47.00%		(47.80)%		(0.95	) %	16.03%		27.70%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.15	%(i)	1.26%		1.43	%(j)	1.50	%(j)	1.50	%(j)	1.50	%(j)
Interest expense	—	%(i)(k)	—	%(k)	0.01%		—	%(k)	—		—
Net expenses	1.15	%(i)	1.26%		1.44	%(j)	1.50	%(j)	1.50	%(j)	1.50	%(j)
Waiver/Reimbursement	0.27	%(i)	0.09%		0.04%		0.04%		0.06%		0.08%
Net investment income	1.74	%(i)	1.56%		1.81	%(j)	0.59	%(j)	0.49	%(j)	0.52	%(j)
Portfolio turnover rate	41	%(h)	111%		133%		68%		28%		26%
Net assets, end of period (000s)	$145,656		$171,225		$165,846		$636,030		$636,941		$522,284

(a)	On March 31, 2008, Shares class of International Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z. The financial information of the Fund’s Class Z includes the financial information of International Fund’s Shares class.

(b)	Per share data for the year ended 2006 was audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(e)	Rounds to less than $0.01 per share.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Total return at net asset value assuming all distributions reinvested.

(h)	Not annualized.

(i)	Annualized.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Pacific/Asia Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31,
Class A Shares	2010		2010		2009		2008 (a)
Net Asset Value, Beginning of Period	$7.64		$4.82		$9.42		$9.42

Income from Investment Operations:
Net investment income (b)	0.07		0.04		0.11		—	(c)
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax and written options	0.35		2.78		(3.35)		—	(c)

Total from investment operations	0.42		2.82		(3.24)		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.14)		(0.02)		(0.04)		—
From net realized gains	—		—		(1.32)		—

Total distributions to shareholders	(0.14)		(0.02)		(1.36)		—

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)(c)	—	(b)(c)	—	(b)(c)

Increase from Regulatory Settlements	—		0.02		—		—

Net Asset Value, End of Period	$7.92		$7.64		$4.82		$9.42
Total return (d)(e)	5.72	%(f)	59.07%		(40.21)%		0.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.65	%(g)	1.73%		1.90	%(h)	1.82	%(g)(h)
Interest expense	—	%(g)(i)	—		0.01%		—	%(g)(i)
Net expenses	1.65	%(g)	1.73%		1.91	%(h)	1.82	%(g)(h)
Waiver/Reimbursement	0.39	%(g)	0.45%		0.11%		0.05	%(g)
Net investment income (loss)	1.98	%(g)	0.64%		1.94	%(h)	(0.80	)%(g)(h)
Portfolio turnover rate	34	%(f)	98%		111%		68	%(f)
Net assets, end of period (000s)	$991		$814		$175		$10

(a)	The Fund’s Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Pacific/Asia Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31,
Class C Shares	2010		2010		2009		2008 (a)
Net Asset Value, Beginning of Period	$7.56		$4.78		$9.42		$9.42

Income from Investment Operations:
Net investment income (loss) (b)	—	(c)	(0.01)		0.04		—	(c)
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax and written options	0.38		2.77		(3.32)		—	(c)

Total from investment operations	0.38		2.76		(3.28)		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.09)		—		(0.04)		—
From return of capital	—		—		(1.32)		—

Total distributions to shareholders	(0.09)		—		(1.36)		—

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)(c)	—	(b)(c)	—	(b)(c)

Increase from Regulatory Settlements	—		0.02		—		—

Net Asset Value, End of Period	$7.85		$7.56		$4.78		$9.42
Total return (d)(e)	5.15	%(f)	58.16%		(40.69)%		0.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.40	%(g)	2.48%		2.65	%(h)	2.57	%(g)(h)
Interest expense	—	%(g)(i)	—		0.01%		—	%(g)(i)
Net expenses	2.40	%(g)	2.48%		2.66	%(h)	2.57	%(g)(h)
Waiver/Reimbursement	0.39	%(g)	0.45%		0.11%		0.05	%(g)
Net investment income (loss)	0.09	%(g)	(0.09)%		0.87	%(h)	(1.55	)%(g)(h)
Portfolio turnover rate	34	%(f)	98%		111%		68	%(f)
Net assets, end of period (000s)	$47		$359		$238		$10

(a)	The Fund’s Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Pacific/Asia Fund

Selected data for a share outstanding throughout the period is as follows:

Class I Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$7.89

Income from Investment Operations:
Net investment income (b)	0.02
Net realized and unrealized gain on investments	0.04

Total from investment operations	0.06

Net Asset Value, End of Period	$7.95
Total return (c)(d)	0.76%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.34%
Waiver/Reimbursement (e)	0.49%
Net investment income (d)	0.26%
Portfolio turnover rate (d)	34%
Net assets, end of period (000s)	$3

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value.

(d)	Not annualized.

(e)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Pacific/Asia Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010		2009		2008 (a)		2007		2006 (b)
Net Asset Value, Beginning of Period	$7.69		$4.83		$9.42		$11.72		$11.61		$8.88

Income from Investment Operations:
Net investment income (c)	0.08		0.07		0.10		0.05		—	(d)	0.02
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax and written options	0.34		2.81		(3.33)		0.11		0.50		2.82

Total from investment operations	0.42		2.88		(3.23)		0.16		0.50		2.84

Less Distributions to Shareholders:
From net investment income	(0.16)		(0.04)		(0.04)		(0.08)		—		(0.11)
From net realized gains	—		—		(1.32)		(2.38)		(0.39)		—

Total distributions to shareholders	(0.16)		(0.04)		(1.36)		(2.46)		(0.39)		(0.11)

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)

Increase from Regulatory Settlements	—		0.02		—		—		—		—

Net Asset Value, End of Period	$7.95		$7.69		$4.83		$9.42		$11.72		$11.61
Total return (e)	5.67	%(f)(g)	60.22	%(g)	(40.10	)%(g)	(1.11	)%(g)(h)	4.40%		32.35	%(g)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.40	%(i)	1.48%		1.65	%(j)	1.57	%(j)	1.61	%(j)	1.59	%(j)
Interest expense	—	%(i)(k)	—		0.01%		—	%(k)	—		—
Net expenses	1.40	%(i)	1.48%		1.66	%(j)	1.57	%(j)	1.61	%(j)	1.59	%(j)
Waiver/Reimbursement	0.39	%(i)	0.45%		0.11%		0.04%		—		0.03%
Net investment income (loss)	2.15	%(i)	1.02%		1.33	%(j)	0.39	%(j)	(0.04	)%(j)	0.22	%(j)
Portfolio turnover rate	34	%(f)	98%		111%		68%		92%		68%
Net assets, end of period (000s)	$37,068		$30,529		$24,521		$117,835		$213,132		$243,964

(a)	On March 31, 2008, Shares class of Pacific/Asia Fund, a series of Excelsior Funds, Inc. was reorganized into the Fund’s Class Z. The financial information of the Fund’s Class Z includes the financial information of Pacific/Asia Fund’s Shares class.

(b)	Per share data for the year ended March 31, 2006 was audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(i)	Annualized.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Equity Funds

September 30, 2010 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following funds (each, a “Fund” and collectively, the “Funds”), each a series of the Trust:

Columbia Blended Equity Fund

Columbia Energy and Natural Resources Fund

Columbia Mid Cap Core Fund

Columbia Select Large Cap Growth Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia Value and Restructuring Fund

Columbia Emerging Markets Fund

Columbia International Growth Fund

Columbia Pacific/Asia Fund

Each Fund is diversified, with the exception of Columbia Energy and Natural Resources Fund, which is non-diversified.

Investment Objectives

Each Fund sees long-term capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares.

Columbia Blended Equity Fund, Columbia Select Opportunities Fund and Columbia International Growth Fund each offer three classes of shares: Class A, Class C and Class Z.

Columbia Pacific/Asia Fund offers four classes of shares: Class A, Class C, Class I and Class Z.

Columbia Mid Cap Core Fund and Columbia Select Small Cap Fund each offers four classes of shares: Class A, Class C, Class R and Class Z.

Columbia Energy and Natural Resources Fund offers five classes of shares: Class A, Class C, Class I, Class R, and Class Z.

Columbia Select Large Cap Growth Fund, Columbia Value and Restructuring Fund and Columbia Emerging Markets Fund

each offers six classes of shares: Class A, Class C, Class I, Class R, Class W and Class Z.

Effective September 27, 2010, Class I shares of Columbia Energy and Natural Resources Fund, Columbia Select Large Cap Growth Fund, Columbia Value and Restructuring Fund, Columbia Emerging Markets Fund and Columbia Pacific/Asia Fund commenced operations. Also on that date, Class R shares of Columbia Energy and Natural Resources Fund and Columbia Emerging Markets Fund and Class W shares of Columbia Select Large Cap Growth Fund, Columbia Value and Restructuring Fund and Columbia Emerging Markets Fund commenced operations.

Columbia Energy and Natural Resources Fund is also authorized to issue Class B and Class R4 shares, however as of the date of this report these share classes are not offered for sale and have not commenced operations. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge (“CDSC”) of 1.00% based upon the holding period after purchase.

Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Class I, Class R, Class W and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of these share classes, as described in each Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and, except as disclosed in Note 12,

Equity Funds

September 30, 2010 (Unaudited)

noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Funds’ shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds’ net asset values. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include

Equity Funds

September 30, 2010 (Unaudited)

management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

Each Fund may invest in derivative instruments. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on each Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Delayed Delivery Securities

Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices. Each Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statements of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Funds become aware of such, net of any non-reclaimable tax withholdings.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the

Equity Funds

September 30, 2010 (Unaudited)

Funds on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Tax

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Funds accrue for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly for each Fund except Columbia Emerging Markets Fund, Columbia International Growth Fund and Columbia Pacific/Asia Fund, each of which declares and pays distributions from net investment income semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2010 was as follows:

	March 31, 2010
	Ordinary Income*	Long-Term Capital Gains
Columbia Blended Equity Fund	$1,359,085	$—
Columbia Energy and Natural Resources Fund	1,521,692	—
Columbia Mid Cap Core Fund	540,896	—
Columbia Select Large Cap Growth Fund	—	—
Columbia Select Opportunities Fund	624,349	—
Columbia Select Small Cap Fund	—	—
Columbia Value and Restructuring Fund	77,045,408	—
Columbia Emerging Markets Fund	5,987,918	738,148
Columbia International Growth Fund	2,046,808	—
Columbia Pacific/Asia Fund	178,291	—

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Equity Funds

September 30, 2010 (Unaudited)

Unrealized appreciation and depreciation at September 30, 2010, based on cost of investments for federal income tax purposes, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Blended Equity Fund	$49,637,955	$(141,756)	$49,496,199
Columbia Energy and Natural Resources Fund	70,562,316	(2,459,385)	68,102,931
Columbia Mid Cap Core Fund	12,182,247	(250,074)	11,932,173
Columbia Select Large Cap Growth Fund	621,864,729	(66,714,219)	555,150,510
Columbia Select Opportunities Fund	23,393,160	(1,764,783)	21,628,377

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Select Small Cap Fund	141,257,777	(5,511,745)	135,746,032
Columbia Value and Restructuring Fund	1,933,169,528	(386,762,419)	1,546,407,109
Columbia Emerging Markets Fund	169,128,660	(449,517)	168,679,143
Columbia International Growth Fund	28,431,571	(3,605,929)	24,825,642
Columbia Pacific/Asia Fund	7,955,506	(1,008,304)	6,947,202

The following capital loss carryforwards, determined as of March 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2011	2012	2013	2014	2017	2018	Total
Columbia Energy and Natural Resources Fund	$—	$—	$—	$—	$62,348,309	$42,556,165	$104,904,474
Columbia Mid Cap Core Fund	—	—	—	—	602,093	—	602,093
Columbia Select Large Cap Growth Fund	58,065,667	22,030,449	480,165	—	98,833,717	87,353,787	266,763,785
Columbia Select Opportunities Fund	—	—	—	—	21,622,838	90,053,482	111,676,320
Columbia Select Small Cap Fund	—	—	—	—	13,761,705	115,762,978	129,524,683
Columbia Value and Restructuring Fund	—	—	—	—	579,007,867	1,055,676,289	1,634,684,156
Columbia Emerging Markets Fund	—	498,904	—	36,739	—	—	535,643
Columbia International Growth Fund	2,840,733	—	—	—	24,554,073	113,489,589	140,884,395
Columbia Pacific/ Asia Fund	—	—	—	—	9,165,902	14,323,890	23,489,792

Equity Funds

September 30, 2010 (Unaudited)

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. (“Ameriprise Financial”) acquired a portion of the asset management business of Columbia Management Group, LLC (the “Transaction”), including the business of managing the Funds. In connection with the closing of the Transaction (the “Closing”), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Funds and subsequently changed its name to Columbia Management Investment Advisers, LLC (the “New Advisor”). The New Advisor receives a monthly investment advisory fee based on each Fund’s average daily net assets at the following annual rates:

	First $500 Million	$500 Million to $750 Million	$750 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	$6 billion to $10 Billion	Over $10 Billion
Columbia Blended Equity Fund	0.75%	0.57%	0.57%	0.52%	0.47%	0.45%	0.43%	0.43%
Columbia Energy and Natural Resources Fund	0.60%	0.60%	0.60%	0.52%	0.47%	0.45%	0.43%	0.43%
Columbia Mid Cap Core Fund	0.65%	0.65%	0.65%	0.57%	0.52%	0.52%	0.52%	0.52%
Columbia Select Large Cap Growth Fund	0.75%	0.75%	0.75%	0.52%	0.47%	0.45%	0.43%	0.43%
Columbia Select Opportunities Fund	0.75%	0.57%	0.57%	0.52%	0.47%	0.45%	0.43%	0.43%
Columbia Select Small Cap Fund	0.75%	0.75%	0.75%	0.62%	0.62%	0.62%	0.62%	0.62%
Columbia Value and Restructuring Fund	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.43%
Columbia Emerging Markets Fund	1.15%	1.15%	1.00%	0.67%	0.62%	0.57%	0.52%	0.52%
Columbia International Growth Fund	0.95%	0.62%	0.62%	0.57%	0.52%	0.50%	0.48%	0.48%
Columbia Pacific/Asia Fund	0.75%	0.75%	0.75%	0.67%	0.62%	0.57%	0.52%	0.52%

Prior to the Closing, Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provided investment advisory services to the Funds under the same fee structure.

Equity Funds

September 30, 2010 (Unaudited)

For the six month period ended September 30, 2010, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund’s average daily net assets, were as follows:

Annualized Effective Fee Rate
Columbia Blended Equity Fund	0.75%
Columbia Energy and Natural Resources Fund	0.60%
Columbia Mid Cap Core Fund	0.65%
Columbia Select Large Cap Growth Fund	0.59%
Columbia Select Opportunities Fund	0.75%
Columbia Select Small Cap Fund	0.75%
Columbia Value and Restructuring Fund	0.60%
Columbia Emerging Markets Fund	1.15%
Columbia International Growth Fund	0.95%
Columbia Pacific/Asia Fund	0.75%

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Funds under a new Administrative Services Agreement (the “Administrative Agreement”). Under the Administrative Agreement, the New Advisor provides administrative and other services to the Funds, including services previously performed under the Pricing and Bookkeeping Oversight and Services Agreement discussed below. The New Advisor receives an administration fee, computed daily and paid monthly, based on each Fund’s average daily net assets at the annual rates listed below:

Annual Fee Rate
Columbia Blended Equity Fund	0.15%
Columbia Energy and Natural Resources Fund	0.15%
Columbia Mid Cap Core Fund	0.15%
Columbia Select Large Cap Growth Fund	0.15%
Columbia Select Opportunities Fund	0.15%
Columbia Select Small Cap Fund	0.15%

Annual Fee Rate
Columbia Value and Restructuring Fund	0.15%
Columbia Emerging Markets Fund	0.20%
Columbia International Growth Fund	0.20%
Columbia Pacific/Asia Fund	0.20%

Prior to the Closing, Columbia provided administrative services to the Funds at the same fee rates.

Pricing and Bookkeeping Fees

Prior to the Closing, the Funds entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank and Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Upon the Closing, Columbia assigned and delegated its rights and obligations under the State Street Agreements to the New Advisor. Under the State Street Agreements, the Funds pay State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Funds for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Also prior to the Closing, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimbursed Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds’ portfolio securities, incurred by Columbia in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing. These services are now provided under the Administrative Agreement discussed above.

Equity Funds

September 30, 2010 (Unaudited)

Transfer Agent Fee

In connection with the Closing, RiverSource Service Corporation, a wholly owned subsidiary of Ameriprise Financial, became the transfer agent of the Funds and subsequently changed its name to Columbia Management Investment Services Corp. (the “New Transfer Agent”). The New Transfer Agent has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The New Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the New Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The New Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The New Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the New Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the New Transfer Agent maintains in connection with its services to the Funds. The New Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to the Closing, Columbia Management Services, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Funds and contracted with BFDS to serve as sub-transfer agent, under the same fee structure.

For the six months ended September 30, 2010, the Funds’ effective transfer agent fee rate as a percentage of average net assets was as follows:

	Class A	Class C	Class R	Class W	Class Z
Columbia Blended Equity Fund	0.08%	0.08%	—	—	0.08%
Columbia Energy and Natural Resources Fund	0.17%	0.17%	0.17%	—	0.17%
Columbia Mid Cap Core Fund	0.13%	0.13%	0.13%	—	0.13%
Columbia Select Large Cap Growth Fund	0.19%	0.19%	0.19%	0.19%	0.19%
Columbia Select Opportunities Fund	0.04%	0.04%	—	—	0.04%

	Class A	Class C	Class R	Class W	Class Z
Columbia Select Small Cap Fund	0.14%	0.14%	0.14%	—	0.14%
Columbia Value and Restructuring Fund	0.15%	0.15%	0.15%	0.05%	0.15%
Columbia Emerging Markets Fund	0.09%	0.09%	0.09%	0.09%	0.09%
Columbia International Growth Fund	0.04%	0.04%	—	—	0.04%
Columbia Pacific/Asia Fund	0.07%	0.07%	—	—	0.07%

Class I shares do not pay transfer agent fees.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended September 30, 2010, no minimum account balance fees were charged by the Funds.

Underwriting Discounts, Service and Distribution Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Funds and subsequently changed its name to Columbia Management Investment Distributors, Inc. (the “New Distributor”).

For the six month period ended September 30, 2010, initial sales charges paid by shareholders on the purchase of Class A shares and net CDSC fees paid by shareholders on certain redemptions of Class A and Class C shares were as follows:

	Front-End Sales Charge	CDSC
	Class A	Class A	Class C
Columbia Blended Equity Fund	$43	$—	$—
Columbia Energy and Natural Resources Fund	11,046	5	3,665
Columbia Mid Cap Core Fund	151	—	—

Equity Funds

September 30, 2010 (Unaudited)

	Front-End Sales Charge	CDSC
	Class A	Class A	Class C
Columbia Select Large Cap Growth Fund	$3,579	$—	$284
Columbia Select Opportunities Fund	770	—	210
Columbia Select Small Cap Fund	323	—	242
Columbia Value and Restructuring Fund	11,028	—	12,042
Columbia Emerging Markets Fund	3,747	—	39
Columbia International Growth Fund	3	—	—
Columbia Pacific/Asia Fund	302	—	—

The Trust has adopted distribution and shareholder servicing plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the New Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.

The Plans require the payment of monthly distribution and service fees to the New Distributor based on the average daily net assets of the applicable class of the Fund at the following annual rates:

Distribution Fee
Class C	Class R	Class W*
0.75%	0.50%	0.25%
Service Fee
Class A	Class C	Class W*
0.25%	0.25%	0.25%

*	The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.

Prior to the Closing, Columbia Management Distributors, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the principal underwriter of the Funds’ shares. There were no changes to the underwriting discount structure of the Funds or the service or distribution fee rates paid by the Funds as a result of the Transaction.

Fee Waivers and Expense Reimbursements

Effective September 27, 2010, the New Advisor has voluntarily agreed to reimburse a portion of certain Funds’ expenses so that ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds’ custodian, do not exceed the following annual rates, based on each Fund’s average daily net assets. These arrangements may be modified or terminated by the New Advisor at any time.

	Annual Rates
	Class
	A	C	I	R	W	Z
Columbia Energy and Natural Resources Fund	1.45%	2.20%	1.06%	N/A	N/A	1.20%
Columbia Select Large Cap Growth Fund	1.25%	2.00%	0.89%	1.50%	1.25%	1.00%
Columbia Value and Restructuring Fund	1.25%	2.00%	0.88%	1.50%	1.25%	1.00%
Columbia Emerging Markets Fund	1.65%	2.40%	1.33%	1.90%	1.65%	1.40%
Columbia Pacific/Asia Fund	1.65%	2.40%	1.34%	N/A	N/A	1.40%

From May 1, 2010 to September 26, 2010, the New Advisor had voluntarily agreed to reimburse a portion of certain Funds’ expenses so that ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds’ custodian, did not exceed the following annual rates, based on each Fund’s average daily net assets. Prior to May 1, 2010, Columbia voluntarily reimbursed a portion of the Funds’ expenses in the same manner.

Annual Rates
Columbia Energy and Natural Resources Fund	1.20%
Columbia Select Large Cap Growth Fund	1.00%
Columbia Value and Restructuring Fund	1.00%
Columbia Emerging Markets Fund	1.40%
Columbia Pacific/Asia Fund	1.40%

Equity Funds

September 30, 2010 (Unaudited)

Effective May 1, 2010, the New Advisor has voluntarily agreed to reimburse a portion of certain Funds’ expenses so that ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds’ custodian, do not exceed the following annual rates, based on each Fund’s average daily net assets:

Annual Rates

Columbia Blended Equity Fund	1.00%
Columbia Mid Cap Core Fund	1.05%
Columbia Select Opportunities Fund	1.00%
Columbia Select Small Cap Fund	1.10%
Columbia International Growth Fund	1.15%

These arrangements may be modified or terminated by the New Advisor at any time. Prior to May 1, 2010, Columbia voluntarily reimbursed a portion of the Funds’ expenses in the same manner.

Fees Paid to Officers and Trustees

In connection with the Closing, all officers of the Funds are employees of the New Advisor or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year. Prior to the Closing, each Fund paid its pro-rata share of the expenses for the Chief Compliance Officer under the same fee structure.

Trustees are compensated for their services to the Funds, as set forth on the Statements of Operations. The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds’ assets.

As a result of fund mergers, certain Funds assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in “Trustees’ fee” on the Statements of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Funds’ assets.

Other Related Party Transactions

Prior to the Closing, Columbia Value and Restructuring Fund used one or more brokers that were affiliates of BOA in connection with the purchase and sale of their securities. Total brokerage commissions paid to affiliated brokers for the period prior to the Closing were $15,000.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. For the six month period ended September 30, 2010, these custody credits reduced total expenses for the Funds as follows:

	Custody Credits
Columbia Blended Equity Fund	$—	*
Columbia Energy and Natural Resources Fund	66
Columbia Mid Cap Core Fund	1
Columbia Select Large Cap Growth Fund	81
Columbia Select Opportunities Fund	2
Columbia Select Small Cap Fund	—	*
Columbia Value and Restructuring Fund	29
Columbia Emerging Markets Fund	—
Columbia International Growth Fund	—
Columbia Pacific/Asia Fund	—

*	Rounds to less than $1.

Note 6. Objectives and Strategies for Investing in Derivative Instruments

Columbia Value and Restructuring Fund, Columbia International Growth Fund and Columbia Pacific/Asia Fund use derivative instruments including options, futures, and forward foreign currency exchange contracts in order to meet their investment objectives. Each Fund employs strategies in differing combinations to permit it to increase, decrease or

Equity Funds

September 30, 2010 (Unaudited)

change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for the use of derivatives do not work as intended, each Fund may not achieve its investment objectives.

In pursuit of the Funds’ investment objectives, the Funds are exposed to the following market risks, among others:

Equity Risk: Equity risk relates to change in value of equity securities such as common stocks due to general market conditions such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign-currency-denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

The following provides more detailed information about each derivative type held by the Funds:

Futures Contracts — During the period Columbia International Growth Fund and Columbia Pacific/Asia Fund entered into equity index futures contracts to equitize cash in order to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions.

The use of futures contracts involves certain risks, which include, among these: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction of the future direction of interest rates by Columbia. In addition, upon entering into index futures contracts, the Funds bear risks which may include securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Upon entering into a futures contract, the Funds identify within their portfolio of investments cash or securities in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six month period ended September 30, 2010, Columbia International Growth Fund and Columbia Pacific/Asia Fund entered into 13 and 2 futures contracts, respectively.

Forward Foreign Currency Exchange Contracts — Columbia International Growth Fund and Columbia Pacific/Asia Fund entered into forward foreign currency exchange contracts to shift their investment exposure from one currency to another. These Funds entered into forward foreign currency exchange contracts for the purpose of shifting foreign currency exposure back to U.S. dollars. Columbia International Growth Fund and Columbia Pacific/ Asia Fund also used forward contracts in order to achieve a representative weighted mix of major currencies in their benchmarks and/or to recover an underweight country exposure in their portfolios.

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds’ portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Funds could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Equity Funds

September 30, 2010 (Unaudited)

During the six month period ended September 30, 2010, Columbia International Growth Fund and Columbia Pacific/Asia Fund had entered into 123 and 104 forward foreign currency exchange contracts, respectively.

Options — Columbia Value and Restructuring Fund, Columbia International Growth Fund and Columbia Pacific/Asia Fund had written covered call and purchased put options to decrease each Fund’s exposure to equity risk and to increase return on instruments. Written covered call and purchased put options become more profitable as the price of the underlying instruments depreciates relative to the strike price.

Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. Each Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market. Each Fund identifies within its portfolio of investments cash or liquid portfolio securities equal to the amount of the written options contract commitment.

Each Fund may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The Funds may pay a premium, which is included in the Funds’ Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the amounts paid (call) or offset against the proceeds (put) on the underlying security to determine the realized gain or loss. If a Fund enters into a closing transaction, the Fund will realize a gain or loss, depending on whether the proceeds from the closing transaction are greater or less than the cost of the option.

During the six month period ended September 30, 2010, Columbia Value and Restructuring Fund, Columbia International Growth Fund and Columbia Pacific/Asia Fund had entered into 280,450; 5,541 and 26 written options contracts, respectively.

During the six month period ended September 30, 2010, Columbia International Growth Fund had entered into 512 purchased call options contracts.

The following table is a summary of the value of the Funds’ derivative instruments for the six month period ended September 30, 2010:

	Fair Value of Derivative Instruments
	Statements of Assets and Liabilities Fair Value Assets			Statements of Assets and Liabilities Fair Value Liabilities
	Purchased Call Options		Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Written Options, at Value	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
Columbia Value and Restructuring Fund	$—		$—	$(19,115,825)	$—
Columbia International Growth Fund	184,320	*	948,499	(66,560)	(813,777)
Columbia Pacific/Asia Fund	—		206,436	—	(58,635)

*	This amount is included in Investments at value on the Statements of Assets and Liabilities.

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September 30, 2010 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the six month period ended September 30, 2010:

		Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Futures	Written Options	Forward Foreign Currency Exchange Contracts	Futures	Purchased Call Options	Written Options	Forward Foreign Currency Exchange Contracts
Columbia Value and Restructuring Fund	Equity	$—	$638,751	$—	$—	$—	$(3,699,857)	$—
Columbia International Growth Fund	Equity/Foreign Exchange Rate Risk	2,751	62,480	(40,353)	—	44,544	(32,681)	(68,194)
Columbia Pacific/Asia Fund	Equity/Foreign Exchange Rate Risk	(9,416)	182	27,716	—	—	—	203,993

Note 7. Portfolio Information

For the six month period ended September 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Funds were as follows:

	Purchases	Sales
Columbia Blended Equity Fund	$28,488,649	$48,467,966
Columbia Energy and Natural Resources Fund	2,573,977,316	2,540,881,751
Columbia Mid Cap Core Fund	56,743,737	65,487,911
Columbia Select Large Cap Growth Fund	1,425,887,739	717,627,647
Columbia Select Opportunities Fund	34,100,564	58,591,522
Columbia Select Small Cap Fund	113,828,669	219,838,973
Columbia Value and Restructuring Fund	250,195,478	1,145,801,710
Columbia Emerging Markets Fund	115,195,472	156,519,227
Columbia International Growth Fund	59,969,239	84,483,205
Columbia Pacific/ Asia Fund	17,489,522	12,257,932

Note 8. Line of Credit

The Funds and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in each Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2010, the average daily loan balance outstanding on days where borrowing existed, and the weighted average interest rate of each Fund that borrowed were as follows:

	Average Daily Loan Balance Outstanding on Days Where Borrowing Existed	Weighted Average Interest Rate
Columbia Blended Equity Fund	$1,216,667	1.488%
Columbia Energy and Natural Resources Fund	6,533,333	1.492
Columbia Select Opportunities Fund	3,518,182	1.511
Columbia Value and Restructuring Fund	10,604,167	1.497

Equity Funds

September 30, 2010 (Unaudited)

	Average Daily Loan Balance Outstanding on Days Where Borrowing Existed	Weighted Average Interest Rate
Columbia Emerging Markets Fund	2,107,576	1.520
Columbia International Growth Fund	3,559,091	1.532
Columbia Pacific/Asia Fund	1,200,000	1.552

Note 9. Regulatory Settlements

During the year ended March 31, 2010, the following Funds received payments relating to certain regulatory settlements with third parties that the Funds had participated in during the year. The payments have been included in “Increase from regulatory settlements” on the Statements of Changes in Net Assets. The payments were as follows:

Amount
Columbia Blended Equity Fund	$25,685
Columbia Energy and Natural Resources Fund	35,194
Columbia Select Small Cap Fund	18,764
Columbia Value and Restructuring Fund	11,049
Columbia International Growth Fund	6,592
Columbia Pacific/Asia Fund	79,506

Note 10. Shareholder Concentration

As of September 30, 2010, certain shareholder accounts owned of record more than 10% of the outstanding shares of one or more of the Funds. The number of accounts and aggregate percentages of shares outstanding held therein are as follows:

	Number of Accounts	% of Shares Outstanding Held
Columbia Blended Equity Fund	2	55.8%
Columbia Energy and Natural Resources Fund	2	34.7

	Number of Accounts	% of Shares Outstanding Held
Columbia Mid Cap Core Fund	2	69.2
Columbia Select Large Cap Growth Fund	1	62.5
Columbia Select Opportunities Fund	2	89.9
Columbia Select Small Cap Fund	1	58.4
Columbia Value and Restructuring Fund	2	27.1
Columbia Emerging Markets Fund	2	56.9
Columbia International Growth Fund	2	86.8
Columbia Pacific/Asia Fund	3	66.7

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 11. Significant Risks and Contingencies

Non-Diversification Risk

As a non-diversified mutual fund, Columbia Energy and Natural Resources Fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation,

Equity Funds

September 30, 2010 (Unaudited)

deflation or currency devaluation which could hurt their economies and securities markets.

Geographic Concentration Risk

Because Columbia Pacific/Asia Fund’s investments are concentrated in the Asia/Pacific region, events within the region will have a greater effect on the Fund than if the Fund were more geographically diversified. In addition, events in any one country within the region may impact the other countries or the region as a whole. Markets in the region can experience significant volatility due to social, regulatory and political uncertainties.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Equity Funds

September 30, 2010 (Unaudited)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 12. Subsequent Events

The Board of Trustees has approved a proposal to merge the following Funds:

Acquired Fund	Acquiring Fund
Columbia Blended Equity Fund	Columbia Large Cap Core Fund
Columbia Mid Cap Core Fund	Columbia Strategic Investor Fund
Columbia Select Opportunities	Columbia Strategic Investor Fund
Columbia International Growth Fund	Columbia Multi-Advisor International Equity Fund

Shareholders of each Acquired Fund will vote on each respective proposed merger at a Special Meeting of Shareholders scheduled to be held during the first half of 2011.

Effective October 14, 2010, the line of credit disclosed in Note 8 was extended. Interest on the $280,000,000 committed, unsecured revolving line of credit provided by State Street will continue to be charged at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. The commitment fee has been decreased from 0.15% per annum to 0.125% per annum and will continue to be accrued and apportioned among the participating funds pro rata based on their relative net assets.

Board Consideration and Approval of Advisory Agreements

In September 2010, the Board of Trustees (the “Board”) unanimously approved new Investment Management Services Agreements (the “Advisory Agreements”) on behalf of various Columbia funds that would increase or decrease the contractual investment advisory fee rates payable by each affected Columbia fund (each, an “Affected Fund”) to Columbia Management for investment advisory services. For each of Columbia Energy and Natural Resources Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Value and Restructuring Fund, Columbia Emerging Markets Fund and Columbia Pacific/Asia Fund, the Advisory Agreement would, subject to shareholder approval, increase contractual investment advisory fee rates. As detailed below, the Board held numerous meetings and discussions with the management team of Columbia Management and reviewed and considered materials in connection with the approval of the investment advisory fee before determining to approve the Advisory Agreements.

On April 30, 2010, Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC, a subsidiary of Bank of America and the parent of the Affected Funds’ former investment adviser. In connection with that acquisition, the Affected Funds entered into investment management services agreements with Columbia Management, a subsidiary of Ameriprise Financial, Inc.

Beginning in April 2010, Columbia Management presented to the Advisory Fees and Expenses Committee (the “Committee”) of the Board a proposal to rationalize the fees and expenses, including the advisory fees, of the various registered investment companies in the combined complex of Columbia-, RiverSource-, Seligman- and Threadneedle-branded funds (the “Columbia Funds Complex”). Because these funds were organized at different times by many different sponsors, their fees and expenses did not reflect a common overall design, and Columbia Management proposed to implement a more consistent schedule of fees for similar funds based on a uniform pricing model across all of the funds. In this regard, Columbia Management presented the Committee with various data comparing current and proposed fee schedules to the fee schedules of peer funds, as selected by an independent third-party data provider. While Columbia Management projected that the proposed rationalization would reduce the overall fees and expenses of all of the funds in the aggregate, it was expected that certain fees and expenses, including advisory fees, would increase for certain funds. At the same time, Columbia Management presented the Committee with proposals to provide for consistent administrative services fee schedules across funds in the same asset class, reduced custody fee rates and a consistent transfer agency fee schedule across the funds, as well as initial proposals to merge various funds. In connection with these proposals, the Committee and the trustees considered a proposal by Columbia Management to contractually limit the total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund’s custodian) of Class A shares of funds, the expenses of which exceed the median expenses of such fund’s Class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider), to such median expenses (or a lower, agreed-upon rate), and to limit the total expenses of such funds’ other classes to a corresponding amount, adjusted to reflect any class-specific expenses (including transfer agency fees and payments under any distribution plan, shareholder servicing plan, and/or plan administration agreement).

The Committee and the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust (the “Independent Trustees”) requested and evaluated materials from, and were provided materials and information regarding the Advisory Agreements by, Columbia Management. The Committee, at meetings held on April 20, 2010, May 3, 2010, June 7, 2010, July 27, 2010 and August 10, 2010, and the Independent Trustees, at meetings held on April 20, 2010, May 4, 2010, June 7, 2010 and August 11, 2010, reviewed the materials provided in connection with their consideration of the Advisory Agreements and other matters relating to the proposals and discussed them with representatives of Columbia Management. The Committee and the Independent Trustees also reviewed and considered information that they had previously received in connection with their most recent consideration and approval of the current investment management services agreements with Columbia Management. They also consulted with Fund counsel and with the Independent Trustees’ independent legal counsel, who advised on the legal standards for consideration by the trustees and otherwise assisted the trustees in their deliberations. The trustees also met with, and reviewed and considered a report prepared and provided by, the independent fee consultant (the “Fee Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into by Columbia Management Advisors, LLC, the Affected Funds’ previous adviser, with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). Under the NYAG Settlement, the Fee Consultant’s role is to manage the process by which management fees are negotiated so that they are negotiated in a manner that is at arms’ length and reasonable. On August 10, 2010, the Committee recommended that the trustees approve the Advisory Agreements. On September 14, 2010, the trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for each Affected Fund, subject to shareholder approval.

The trustees considered all materials that they, their legal counsel or Columbia Management believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreements. The factors considered by the Committee and the trustees in recommending approval and approving the Advisory Agreement for each Affected Fund included the following:

■	The expected benefits of continuing to retain Columbia Management as the Affected Funds’ investment manager;

■	The terms and conditions of the Advisory Agreements, including the increase or decrease, as applicable, in the advisory fee schedule for each Affected Fund;

■

The impact of the proposed changes in investment advisory fee rates, as well as proposed changes in administrative services, transfer agency and custody fee rates, on each Affected Fund’s total expense ratio;

■

For each of Columbia Energy and Natural Resources Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Value and Restructuring Fund, Columbia Emerging Markets Fund and Columbia Pacific/Asia Fund, the reduction in the rates payable under each Fund’s administrative services agreement at certain asset levels;

■

The willingness of Columbia Management to agree to contractually limit or cap total operating expenses for each of Columbia Energy and Natural Resources Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Value and Restructuring Fund, Columbia Emerging Markets Fund and Columbia Pacific/Asia Fund so that total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund’s custodian) of Class A shares would not exceed the median expenses of such fund’s class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider);

■	That Columbia Management, and not any Affected Fund, would bear the costs of obtaining any necessary shareholder approvals of the Advisory Agreements;

■	The expected impact on expenses for certain Affected Funds of proposed mergers; and

■	The expected benefits of further integrating the Combined Fund Complex by:

■

Standardizing total management fees across similar funds in the Combined Fund Complex to promote comparability of pricing among a menu of funds available to investors, including through exchange privileges; and

■

Aligning investment advisory fee rates across funds in the Combined Fund Complex that are in the same investment category (e.g., the amendment would align the investment advisory fee rates of Columbia Large Cap Growth Fund with those of all other actively managed large-cap funds in the Combined Fund Complex).

Nature, Extent and Quality of Services Provided under the Advisory Agreements

The trustees considered the nature, extent and quality of services provided to the Affected Funds by Columbia Management and its affiliates under the Advisory Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Affected Funds by Columbia Management and its affiliates. The trustees considered, among other things, the ability of Columbia Management to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including Columbia Management’s personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the trade execution services provided on behalf of the Affected Funds and the quality of Columbia Management’s investment research capabilities and the other resources that it devotes to each Affected Fund. For each Affected Fund, the trustees also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to each Affected Fund under the Advisory Agreements supported the approval of the Advisory Agreements.

Investment Performance

The trustees reviewed information about the performance of each Affected Fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each Affected Fund to the performance of peer groups of mutual funds and performance benchmarks. The trustees also reviewed a description of the third party’s methodology for identifying each Fund’s peer group for purposes of performance and expense comparisons. In the case of each Affected Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant approval of the Affected Fund’s Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Affected Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Affected Fund’s investment strategy and policies and that the Affected Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Affected Fund’s investment strategy; (iii) that the Affected Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that Columbia Management had taken or was taking steps designed to help improve the Affected Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The trustees noted the performance of each Affected Fund through February 28, 2010 relative to that of a peer group selected by an independent third-party data provider for purposes of performance comparisons. Specifically, Columbia Energy and Natural Resources Fund’s performance was in the fifth quintile (where the best performance would be in the first quintile) for the one-year period, in the second quintile for the three-year period and in the first quintile for the five- and ten-year periods; Columbia Select Large Cap Growth Fund’s performance was in the first quintile for the one- and five-year periods, in the second quintile for the three-year period and in the fifth quintile for the ten-year period; Columbia Select Small Cap Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period, in the fourth quintile for the five-year period and in the fifth quintile for the ten-year period; Columbia Value and Restructuring Fund’s performance was in the first quintile for the one- and five-year periods, in the second quintile for the three-year period and in the fourth quintile for the ten-year period; Columbia Emerging Markets Fund’s performance was in the third quintile for the one-year period and in the fourth quintile for the three-, five- and ten-year periods; and Columbia Pacific/Asia Fund’s performance was in the third quintile for the one-and three-year periods and in the fifth quintile for the five-and ten-year periods.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions regarding each of the Advisory Agreements, that the performance of each Affected Fund and Columbia Management was sufficient, in light of other considerations, to warrant the approval of the Advisory Agreement pertaining to that Affected Fund.

Investment Advisory Fee Rates and Other Expenses

The trustees considered that the Advisory Agreement for each of Columbia Energy and Natural Resources Fund, Columbia

Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Value and Restructuring Fund, Columbia Emerging Markets Fund and Columbia Pacific/Asia Fund would increase the contractual investment advisory fee rates payable by each fund at certain asset levels and would be otherwise identical to each fund’s current investment management services agreement. In addition, the trustees also considered that, for each of Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund and Columbia Value and Restructuring Fund, with the proposed fee reductions under its administrative services agreement, the contractual fee rate under both the Advisory Agreement and the proposed administrative services agreement would be lower than the current combined contractual fee rate under those agreements at certain asset levels. The trustees also considered that based on its expenses for its most recent fiscal year, adjusted to give effect to its Advisory Agreement and other proposed contractual changes, including the contractual expense limitations described above, Columbia Energy and Natural Resources Fund’s contractual management fees and total net expenses would have been in the second quintile (where the lowest fees and expenses would be in the first quintile) of the peer group selected by an independent third-party data provider for purposes of expense comparisons; Columbia Select Large Cap Growth Fund’s contractual management fees and total net expenses would have been in the second quintile; Columbia Select Small Cap Fund’s contractual management fees and total net expenses would have been in the fourth and third quintiles, respectively; Columbia Value and Restructuring Fund’s contractual management fees and total net expenses would have been in the fifth and third quintiles, respectively; Columbia Emerging Markets Fund’s contractual management fees and total net expenses would have been in the fifth and second quintiles, respectively; and Columbia Pacific/Asia Fund’s contractual management fees and total net expenses would have been in the first and second quintiles, respectively.

After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the advisory fee rates under the Advisory Agreements and anticipated total expenses of each Affected Fund supported the approval of the Advisory Agreements.

Costs of Services Provided and Profitability

The trustees considered information about the advisory fees charged by Columbia Management to comparable institutional accounts. In considering the fees charged to those accounts, the trustees took into account, among other things, Columbia Management’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia Management, and the additional resources required to manage mutual funds effectively. In evaluating each Affected Fund’s proposed advisory fees, the trustees also took into account the demands, complexity and quality of the investment management of the Affected Fund.

The trustees also considered the compensation directly or indirectly received by Columbia Management and its affiliates in connection with their relationships with the Affected Funds. The trustees reviewed information provided by management as to the projected profitability to Columbia Management and its affiliates of their relationships with each Affected Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant Affected Funds, the current and anticipated expense levels of each Affected Fund, and the implementation of breakpoints and/or expense limitations with respect to each Affected Fund.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions, that the proposed changes to the advisory fees, and the related profitability to Columbia Management and its affiliates of their relationships with the Affected Fund, supported the approval of the Advisory Agreement pertaining to that Affected Fund.

Economies of Scale

The trustees considered the existence of any economies of scale in the provision by Columbia Management of services to each Affected Fund, to groups of related funds and to Columbia Management’s investment advisory clients as a whole, and whether those economies of scale were shared with the Affected Funds through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by Columbia Management in investment, trading and compliance resources. The trustees noted that all of the Affected Funds were expected to benefit from breakpoints and/or expense limitation arrangements. In considering those issues, the trustees also took note of the costs of the services to be provided (both on an absolute and relative basis) and the projected profitability to Columbia Management and its affiliates of their relationships with the Affected Funds, as discussed above. The trustees also noted the expected expense synergies and other anticipated benefits to Columbia Management and fund shareholders of both the rationalization of fees and expenses and the proposed mergers of certain Affected Funds. After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Affected Funds supported the approval of the Advisory Agreements.

Other Benefits to Columbia Management

The trustees received and considered information regarding any expected “fall-out” or ancillary benefits to be received by Columbia Management and its affiliates as a result of their relationships with the Affected Funds, such as the provision by Columbia Management of administrative services to the Affected Funds and the provision by Columbia Management’s affiliates of distribution and transfer agency services to the Affected Funds, and how the proposed rationalization of fees and expenses might affect such benefits, including the fact that to the extent fees payable by the Affected Funds decrease, and the fees for such Funds were subject to a contractual limit or cap on expenses, Columbia Management may pay less in expense reimbursements. The trustees considered that the Affected Funds’ distributor, an affiliate of Columbia Management, retains a portion of the distribution fees from the Affected Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Affected Funds, and that other affiliates of Columbia Management receive various forms of compensation in connection with their sale of shares of the Affected Funds. The trustees also considered the benefits of research made available to Columbia Management by reason of brokerage commissions generated by the Affected Funds’ securities transactions, and reviewed information about Columbia Management’s practices with respect to allocating portfolio brokerage and the use of “soft” commission dollars to pay for research. The trustees considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to disclose and to monitor such possible conflicts of interest. The trustees recognized that Columbia Management’s profitability would be somewhat lower without these benefits.

In their deliberations, the trustees did not identify any single item that was paramount or controlling and individual trustees may have attributed different weights to various factors. The trustees also evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each Affected Fund.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel and the Fee Consultant, the trustees, including the Independent Trustees, approved each Advisory Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS

SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, LLC, and Columbia Management Distributors, Inc.

September 21, 2010

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Management Distributors, Inc.1 (“CMD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and, together with some or all of such funds, the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Fund’s known collectively as the “Atlantic Funds” (together with the other members of that Board, the “Trustees”) retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared this written evaluation of the fee negotiation process. As has been the case with my previous reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this report.

On September 29, 2009, Ameriprise entered into an asset purchase agreement with Bank of America, N.A. and its parent, Bank of America Corporation (together, the “Bank”) pursuant to which the Bank agreed to sell certain CMG assets relating to Columbia’s long-term asset management business, including management of the Atlantic Funds (the “Transaction”). The Transaction, which closed on April 30, 2010,3 resulted in the termination of the existing Investment Management Agreements with CMA. Prior to the closing of the Transaction, the Trustees and the shareholders of the Funds approved new Advisory and Administrative Agreements with an Ameriprise subsidiary now called Columbia Management Investment Advisers, LLC (“CMIA”). Those Agreements did not change the rates paid by the Funds from the levels specified in the former agreements with CMA.

CMIA serves as the adviser of funds supervised by three different Boards of Trustees: the Atlantic, Nations, and RiverSource Boards, and a subsidiary of CMIA serves as adviser to funds overseen by a fourth Board, Columbia/Wanger. After reviewing the range of funds overseen by all four Boards, CMIA proposed a series of changes intended, among other things, to rationalize its mutual fund product offerings (by, for example, proposing to merge funds with similar investment strategies) and the fees charged to the funds by CMIA and its affiliates. These proposals included (1) changes to the advisory fees paid by certain funds, (2) changes to administrative and similar fees paid by certain funds, (3) changes to the transfer agency, sub-transfer agency, custody, and pricing/bookkeeping fees paid by the Funds, and (4) mergers involving more than 60 funds. CMIA asked the Trustees to consider these proposals together. This report, consistent with and (to the extent applicable) in fulfillment of the terms of the AOD, will focus on changes to advisory and aggregate management fees and discuss other proposals insofar as they affect total fund expenses, which may be a relevant factor in considering the appropriate level of advisory and management fees (defined for purposes of this report as advisory plus administrative fees).

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a

[1]	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or Ameriprise Financial, Inc. (“Ameriprise”), aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Atlantic Funds.

[3]	CMIA, Materials Prepared for the Atlantic Fees and Expense Committee, June 7, 2010 (“June 7 Materials”), Tab 1 at p. 1.

Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of the adviser’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of the adviser for like services;

5.	Costs to the adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of the adviser and its affiliates from supplying such services.

II. Findings

1.	Based upon my examination of the information supplied by CMIA and Ameriprise in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed contractual advisory and/or administrative fee changes at any asset level for each affected Atlantic Fund (each a “Fee Change Fund”).

2.	In my view, the process by which the proposed management fees of each Fee Change Fund have been negotiated with CMIA thus far has been, to the extent practicable, at arm’s length and reasonable and consistent with the AOD.
3.	There are 25 Funds for which CMIA has proposed an increase either in the contractual advisory or management fee (each a “Fee Increase Fund”). Seven of these Funds have a combination of higher contractual advisory fees and either lower or unchanged contractual management fees. The remaining 18 Funds have higher contractual management fees with the majority resulting from higher contractual advisory fees. For five Funds, however, the higher management fees result from a combination of lower advisory fees and higher administrative fees.

4.	The actual management fee, computed on the basis of assets as of October 31, 2009, would increase for 16 of the Fee Increase Funds after accounting for CMIA’s proposed expense limitation program, non-management fee changes, and proposed mergers. Seven Funds would have lower actual management fees, and two would experience no change in actual management fees.

5.	Sixteen of the 25 Fee Increase Funds have generally median or better-than-median performance. Only one Fee Increase Fund — High Yield Opportunity Fund — would be identified for further review based on performance criteria used by the Trustees in past contract review processes.

6.	CMIA proposed that the Funds and most other mutual funds it or its affiliates advise or sponsor (together, the “CMIA Funds”) be subject to a contractual expense limitation calculated as the median of the relevant fund’s Lipper expense group. As a result, all Fee Increase Funds are projected to have total expenses in the first, second, or third quintiles after full implementation of the proposed fee changes, expense limitations, and mergers. The expense limitation would be recalculated every year based on updated Lipper data. An analysis of the changes in median expenses for 2009 and 2010 indicates that some Funds are likely to experience sizable changes in their expense limits. Some Funds would have higher-than-median actual management fees notwithstanding the newly-established expense limitations.

7.	CMIA reviewed differences between management of retail mutual funds and advising institutional accounts and supplied charts plotting contractual and actual institutional and fund fees against assets in various investment categories. The data showed that mutual fund fees are often lower at small asset levels reflecting CMIA’s reimbursement of fund expenses. At higher asset levels, mutual fund fees typically exceed institutional fees.

8.	CMIA provided fund-by-fund projected profitability data. Due to the significant changes in the operations of the Funds (including the change of the Funds’ investment adviser), historical profitability data was judged to have little relevance.
9.	CMIA provided projections of both the cumulative benefit to CMIA Fund shareholders of all aspects of its proposals (including proposed mergers) and the synergies in the form of decreased expenses that would benefit CMIA and its parent, Ameriprise.

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Important Information About This Report

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Equity Funds listed on the front cover.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website, www.columbiamanagement.com.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Equity Funds

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1135 A (11/10)

Columbia Intermediate Bond Fund

Semiannual Report for the Period Ended September 30, 2010

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

■

A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

■

A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Intermediate Bond Fund

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		I	R	W	Z
Inception	07/31/00		02/01/02		02/01/02		09/27/10	01/23/06	09/27/10	12/05/78
Sales charge	without	with	without	with	without	with	without	without	without	without
6-month (cumulative)	5.18	1.77	4.79	1.79	4.87	3.87	n/a	5.05	n/a	5.31
1-year	10.51	6.97	9.69	6.69	9.85	8.85	n/a	10.23	n/a	10.78
5-year	5.80	5.10	5.01	5.01	5.17	5.17	n/a	5.55	n/a	6.06
10-year/Life	6.17	5.65	5.49	5.49	5.62	5.62	0.04	6.04	0.04	6.45

The “with sales charge” returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower. Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%. The 5-year and 10-year average annual returns with sales charge as of 03/31/10 include the previous sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and Class W shares are sold at net asset value with a distribution (12b-1) fee. Class R, Class I, Class W and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A shares performance information includes returns of Class Z shares (the oldest existing share class) for periods prior to July 31, 2000. Class B and Class C shares performance information includes returns of Class A shares for the period from July 31, 2000 through February 1, 2002, and the returns of Class Z shares for periods prior thereto. Class R shares performance information includes returns of Class A shares for the period from July 31, 2000 through January 22, 2006, and the returns of Class Z shares for periods prior thereto. These returns shown for these share classes reflect any differences in sales charges, but have not been restated to reflect any differences in expenses, such as distribution and service (Rule 12b-1) fees, between Class Z or Class A shares, as applicable, and the corresponding newer share classes. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on July 31, 2000; Class B and Class C shares were initially offered on February 1, 2002; Class R shares were initially offered on January 23, 2006; and Class Z shares were initially offered on December 5, 1978.

Class I and Class W shares were initially offered by the fund on September 27, 2010.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+5.18% Class A shares (without sales charge)

+6.05% Barclays Capital Aggregate Bond Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	9.21
Class B	9.21
Class C	9.21
Class I	9.21
Class R	9.21
Class W	9.21
Class Z	9.21

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.20
Class B	0.17
Class C	0.17
Class I	0.00	*
Class R	0.19
Class W	0.00	*
Class Z	0.21
*	Rounds to less than $0.01.

[1]

The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia Intermediate Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10
	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,051.80		1,020.56	4.63		4.56	0.90
Class B	1,000.00	1,000.00	1,047.90		1,016.80	8.47		8.34	1.65
Class C	1,000.00	1,000.00	1,048.70		1,017.55	7.70		7.59	1.50
Class I	1,000.00	1,000.00	1,000.40	*	1,022.51	0.04	*	2.59	0.51
Class R	1,000.00	1,000.00	1,050.50		1,019.30	5.91		5.82	1.15
Class W	1,000.00	1,000.00	1,000.40	*	1,020.31	0.08	*	4.81	0.95
Class Z	1,000.00	1,000.00	1,053.10		1,021.81	3.35		3.29	0.65

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses for Class A shares and Class C shares, the Class A and Class C account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*For	the period September 27, 2010 through September 30, 2010. Class I and Class W shares commenced operations on September 27, 2010.

2

Investment Portfolio – Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 43.2%

	Par ($)	Value ($)
Basic Materials – 1.5%
Chemicals – 0.7%
Ashland, Inc.
9.125% 06/01/17	675,000	772,875

Celanese U.S. Holdings LLC
6.625% 10/15/18 (a)	40,000	40,900

CF Industries, Inc.
6.875% 05/01/18	670,000	721,087

Dow Chemical Co.
5.900% 02/15/15	4,625,000	5,157,250
8.550% 05/15/19	25,000	31,567

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.875% 02/01/18	1,225,000	1,200,500

INEOS Finance PLC
9.000% 05/15/15 (a)	475,000	495,781

INVISTA
9.250% 05/01/12 (a)	373,000	377,663

Lubrizol Corp.
8.875% 02/01/19	3,235,000	4,202,838

Lyondell Chemical Co.
8.000% 11/01/17 (a)	869,000	949,382
11.000% 05/01/18	119,000	131,644

MacDermid, Inc.
9.500% 04/15/17 (a)	410,000	428,450

NOVA Chemicals Corp.
8.375% 11/01/16	260,000	273,650

Nova Chemicals Corp.
8.625% 11/01/19	260,000	275,925

Solutia, Inc.
8.750% 11/01/17	525,000	573,562

Chemicals Total		15,633,074

Forest Products & Paper – 0.1%
Cascades, Inc.
7.750% 12/15/17	580,000	604,650

Domtar Corp.
10.750% 06/01/17	210,000	261,450

Georgia-Pacific LLC
7.125% 01/15/17 (a)	700,000	741,125
8.000% 01/15/24	775,000	869,938

	Par ($)	Value ($)
PE Paper Escrow GmbH
12.000% 08/01/14 (a)	785,000	906,675

Forest Products & Paper Total		3,383,838

Iron/Steel – 0.6%
ArcelorMittal
7.000% 10/15/39	5,890,000	6,017,059

Nucor Corp.
5.000% 06/01/13	495,000	540,915
5.850% 06/01/18	4,800,000	5,654,597

Russel Metals, Inc.
6.375% 03/01/14	500,000	493,750

United States Steel Corp.
7.000% 02/01/18	340,000	346,800

Iron/Steel Total		13,053,121

Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	285,000	318,131

Novelis, Inc.
7.250% 02/15/15	82,000	83,435

Teck Resources Ltd.
10.750% 05/15/19	370,000	465,941

Vedanta Resources PLC
9.500% 07/18/18 (a)	940,000	1,015,200

Metals & Mining Total		1,882,707

Basic Materials Total		33,952,740

Communications – 3.6%
Advertising – 0.1%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	165,000	175,313
10.000% 07/15/17	650,000	758,875

inVentiv Health, Inc.
10.000% 08/15/18 (a)	520,000	516,750

Visant Corp.
7.000% 09/22/16 (10/22/10) (b)(c)(d)	275,000	276,512
10.000% 10/01/17 (a)	225,000	235,125

Advertising Total		1,962,575

Media – 1.8%
Belo Corp.
8.000% 11/15/16	285,000	304,594

See Accompanying Notes to Financial Statements.

3

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Communications (continued)
CCH II LLC/CCH II Capital Corp.
13.500% 11/30/16	623,371	740,253

CCO Holdings LLC/CCO Holdings Capital Corp.
7.250% 10/30/17 (a)(e)	328,000	332,510

Cequel Communications Holdings I LLC & Cequel Capital Corp.
8.625% 11/15/17 (a)	410,000	432,550

Clear Channel Worldwide Holdings, Inc.
9.250% 12/15/17	925,000	987,437

CMP Susquehanna Corp.
3.430% 05/15/14 (11/10/10) (b)(c)(f)	38,000	22,420

Comcast Corp.
6.950% 08/15/37	4,410,000	5,171,122

DirecTV Holdings LLC
3.125% 02/15/16	10,735,000	10,839,505
6.375% 06/15/15	1,545,000	1,599,075

DISH DBS Corp.
7.875% 09/01/19	1,120,000	1,205,400

Entravision Communications Corp.
8.750% 08/01/17 (a)	740,000	754,800

Gannett Co., Inc.
6.375% 09/01/15 (a)	225,000	222,469

Gray Television, Inc.
10.500% 06/29/15	542,000	541,323

Insight Communications Co., Inc.
9.375% 07/15/18 (a)	255,000	270,938

Liberty Media LLC
8.250% 02/01/30	695,000	670,675

Mediacom LLC/Mediacom Capital Corp.
9.125% 08/15/19	240,000	248,400

NBC Universal, Inc.
5.950% 04/01/41 (a)(e)	5,590,000	5,749,935

News America, Inc.
6.400% 12/15/35	4,835,000	5,361,875

Salem Communications Corp.
9.625% 12/15/16	890,000	945,625

Sinclair Television Group, Inc.
8.375% 10/15/18 (a)(e)	190,000	191,425
9.250% 11/01/17 (a)	662,000	709,995

	Par ($)	Value ($)
Sirius XM Radio, Inc.
8.750% 04/01/15 (a)	395,000	419,688
9.750% 09/01/15 (a)	925,000	1,018,656

Time Warner Cable, Inc.
5.850% 05/01/17	1,960,000	2,234,819

Umbrella Acquisition, Inc.
PIK,
9.750% 03/15/15 (03/15/12) (a)(b)(c)	110,512	105,336

Media Total		41,080,825

Telecommunication Services – 1.7%
AT&T, Inc.
6.550% 02/15/39	5,060,000	5,884,648

British Telecommunications PLC
5.950% 01/15/18	3,345,000	3,729,197

Cincinnati Bell, Inc.
8.250% 10/15/17	630,000	636,300

Clearwire Communications LLC/Clearwire Finance, Inc.
12.000% 12/01/15 (a)	765,000	824,925

Crown Castle International Corp.
9.000% 01/15/15	505,000	556,763

Frontier Communications Corp.
7.875% 01/15/27	1,420,000	1,434,200

Intelsat Jackson Holdings SA
7.250% 10/15/20 (a)	450,000	452,250
11.250% 06/15/16	465,000	505,688

Intelsat Subsidiary Holding Co. SA
8.875% 01/15/15	350,000	362,250

ITC Deltacom, Inc.
10.500% 04/01/16	995,000	1,011,169

Level 3 Financing, Inc.
8.750% 02/15/17	755,000	671,950
9.250% 11/01/14	440,000	413,600

MetroPCS Wireless, Inc.
7.875% 09/01/18	615,000	633,450

Nextel Communications, Inc.
7.375% 08/01/15	1,840,000	1,849,200

Nielsen Finance LLC/Nielsen Finance Co.
7.750% 10/15/18 (a)(e)	720,000	714,722
11.500% 05/01/16	350,000	397,250

See Accompanying Notes to Financial Statements.

4

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Communications (continued)
NII Capital Corp.
10.000% 08/15/16	345,000	392,438

PAETEC Holding Corp.
8.875% 06/30/17	605,000	632,225

Quebecor Media, Inc.
7.750% 03/15/16	970,000	1,000,312

Qwest Communications International, Inc.
7.500% 02/15/14	1,020,000	1,040,400

Qwest Corp.
7.500% 06/15/23	655,000	658,275

SBA Telecommunications, Inc.
8.250% 08/15/19	325,000	357,500

Sprint Capital Corp.
6.875% 11/15/28	470,000	430,050

Syniverse Technologies, Inc.
7.750% 08/15/13	485,000	495,306

Telefonica Emisiones SAU
6.221% 07/03/17	2,500,000	2,918,922
6.421% 06/20/16	3,700,000	4,336,655

Virgin Media Finance PLC
9.500% 08/15/16	890,000	1,005,700

West Corp.
11.000% 10/15/16	450,000	478,125

Wind Acquisition Finance SA
11.750% 07/15/17 (a)	951,000	1,065,714

Windstream Corp.
7.750% 10/15/20 (a)(e)	1,200,000	1,209,000
8.125% 09/01/18 (a)	455,000	470,925
8.625% 08/01/16	565,000	597,488

Telecommunication Services Total		37,166,597

Communications Total		80,209,997

Consumer Cyclical – 2.7%
Airlines – 0.2%
Continental Airlines, Inc.
6.940% 10/15/13	462,254	479,589
7.461% 04/01/15	3,886,417	4,041,874

Airlines Total		4,521,463

Auto Manufacturers – 0.0%
Oshkosh Corp.
8.500% 03/01/20	32,000	34,640

Auto Manufacturers Total		34,640

	Par ($)	Value ($)
Auto Parts & Equipment – 0.1%
Accuride Corp.
9.500% 08/01/18 (a)	120,000	126,000

Lear Corp.
7.875% 03/15/18	340,000	360,400
8.125% 03/15/20	65,000	69,469

Tenneco, Inc.
7.750% 08/15/18 (a)	79,000	80,975

TRW Automotive, Inc.
7.000% 03/15/14 (a)	495,000	522,225

Auto Parts & Equipment Total		1,159,069

Distribution/Wholesale – 0.1%
McJunkin Red Man Corp.
9.500% 12/15/16 (a)	785,000	690,800

Distribution/Wholesale Total		690,800

Entertainment – 0.1%
Boyd Gaming Corp.
7.125% 02/01/16	119,000	99,514

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
9.125% 08/01/18 (a)	170,000	178,500

Pinnacle Entertainment, Inc.
8.750% 05/15/20	520,000	512,200

Shingle Springs Tribal Gaming Authority
9.375% 06/15/15 (a)	1,360,000	1,013,200

Six Flags, Inc.
9.625% 06/01/14 (f)(g)	287,000	—

Tunica-Biloxi Gaming Authority
9.000% 11/15/15 (a)	220,000	198,825

Entertainment Total		2,002,239

Home Builders – 0.1%
Beazer Homes USA, Inc.
9.125% 06/15/18	489,000	457,826

D.R. Horton, Inc.
5.625% 09/15/14	960,000	960,000

K. Hovnanian Enterprises, Inc.
10.625% 10/15/16	460,000	460,575

KB Home
5.875% 01/15/15	540,000	510,300

Ryland Group, Inc.
8.400% 05/15/17	315,000	340,200

Home Builders Total		2,728,901

See Accompanying Notes to Financial Statements.

5

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Consumer Cyclical (continued)
Home Furnishings – 0.0%
Norcraft Companies LP/Norcraft Finance Corp.
10.500% 12/15/15	235,000	245,575

Home Furnishings Total		245,575

Housewares – 0.0%
Libbey Glass, Inc.
10.000% 02/15/15 (a)	600,000	645,000

Housewares Total		645,000

Leisure Time – 0.0%
Royal Caribbean Cruises Ltd.
7.500% 10/15/27	705,000	662,700

Leisure Time Total		662,700

Lodging – 0.2%
Harrah’s Operating Co., Inc.
11.250% 06/01/17	585,000	640,575

Host Hotels & Resorts LP
6.750% 06/01/16	605,000	626,931

MGM Resorts International
11.375% 03/01/18	275,000	261,938
11.375% 03/01/18	550,000	523,875

Pokagon Gaming Authority
10.375% 06/15/14 (a)	375,000	391,406

Seminole Indian Tribe of Florida
6.535% 10/01/20 (a)	110,000	98,781
7.804% 10/01/20 (a)	540,000	507,368

Snoqualmie Entertainment Authority
9.125% 02/01/15 (a)	640,000	563,200

Starwood Hotels & Resorts Worldwide, Inc.
6.750% 05/15/18	150,000	161,250

Wyndham Worldwide Corp.
6.000% 12/01/16	160,000	166,916

Lodging Total		3,942,240

Retail – 1.9%
AmeriGas Partners LP
7.250% 05/20/15	335,000	346,725

CVS Lease Pass-Through Trust
8.353% 07/10/31 (a)	8,950,602	11,092,929

CVS Pass-Through Trust
5.298% 01/11/27 (a)	4,491,512	4,621,620
6.036% 12/10/28	4,457,332	4,716,615

	Par ($)	Value ($)
Inergy LP/Inergy Finance Corp.
8.250% 03/01/16	380,000	399,000
8.750% 03/01/15	525,000	566,344

Limited Brands, Inc.
8.500% 06/15/19	445,000	517,312

Macy’s Retail Holdings, Inc.
5.350% 03/15/12	1,250,000	1,303,125
5.750% 07/15/14	12,340,000	13,080,400

McDonald’s Corp.
5.000% 02/01/19	1,250,000	1,445,811
5.700% 02/01/39	2,330,000	2,684,526

Michaels Stores, Inc.
11.375% 11/01/16	110,000	119,487

Neiman Marcus Group, Inc.
10.375% 10/15/15	115,000	120,750
PIK,
9.000% 10/15/15	140,000	145,425

QVC, Inc.
7.125% 04/15/17 (a)	85,000	87,975
7.375% 10/15/20 (a)	75,000	77,625
7.500% 10/01/19 (a)	205,000	214,225

Rite Aid Corp.
8.000% 08/15/20 (a)	345,000	350,175
10.250% 10/15/19	175,000	182,219

Toys R US, Inc.
7.375% 10/15/18	700,000	668,500

Retail Total		42,740,788

Storage/Warehousing – 0.0%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC
8.875% 03/15/18 (a)	315,000	337,050

Storage/Warehousing Total		337,050

Consumer Cyclical Total		59,710,465

Consumer Non-Cyclical – 3.6%
Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
7.200% 01/15/14 (a)	4,260,000	4,964,046
7.750% 01/15/19 (a)	2,785,000	3,612,735
8.000% 11/15/39 (a)	4,095,000	5,796,903

Cott Beverages USA, Inc.
8.125% 09/01/18 (a)	171,000	181,046

Cott Beverages, Inc.
8.375% 11/15/17 (a)	145,000	153,700

Beverages Total		14,708,430

See Accompanying Notes to Financial Statements.

6

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Commercial Services – 0.3%
Ashtead Holdings PLC
8.625% 08/01/15 (a)	470,000	484,100

Cardtronics, Inc.
8.250% 09/01/18	380,000	399,950

Corrections Corp. of America
6.250% 03/15/13	440,000	447,700

Garda World Security Corp.
9.750% 03/15/17 (a)	140,000	149,100

Hertz Corp.
7.500% 10/15/18 (a)	345,000	345,000

Interactive Data Corp.
10.250% 08/01/18 (a)	585,000	625,950

Iron Mountain, Inc.
8.000% 06/15/20	250,000	264,062

Rental Service Corp.
9.500% 12/01/14	775,000	803,094

Service Corp. International
7.000% 06/15/17	750,000	793,125

Trans Union LLC/TransUnion Financing Corp.
11.375% 06/15/18 (a)	160,000	182,000

United Rentals North America, Inc.
9.250% 12/15/19	590,000	638,675
10.875% 06/15/16	440,000	496,650

Commercial Services Total		5,629,406

Food – 1.3%
Campbell Soup Co.
4.500% 02/15/19	3,825,000	4,279,391

ConAgra Foods, Inc.
7.000% 10/01/28	8,065,000	9,726,688

Kraft Foods, Inc.
6.500% 02/09/40	11,180,000	13,090,282

Kroger Co.
8.000% 09/15/29	1,145,000	1,516,679

Michael Foods, Inc.
9.750% 07/15/18 (a)	255,000	272,850

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.250% 09/01/17 (a)	60,000	60,750
9.250% 04/01/15	590,000	613,600
9.250% 04/01/15 (a)	260,000	270,400

	Par ($)	Value ($)
U.S. Foodservice
PIK,
10.250% 06/30/15 (a)	42,000	42,210

Food Total		29,872,850

Healthcare Products – 0.1%
Biomet, Inc.
PIK,
10.375% 10/15/17	1,375,000	1,526,250

Healthcare Products Total		1,526,250

Healthcare Services – 0.7%
Capella Healthcare, Inc.
9.250% 07/01/17 (a)	60,000	64,200

Community Health Systems, Inc.
8.875% 07/15/15	845,000	897,813

HCA, Inc.
9.250% 11/15/16	30,000	32,475
PIK,
9.625% 11/15/16	2,696,000	2,925,160

Healthsouth Corp.
8.125% 02/15/20	199,000	206,960
10.750% 06/15/16	440,000	482,350

LifePoint Hospitals, Inc.
6.625% 10/01/20 (a)	190,000	193,800

Multiplan, Inc.
9.875% 09/01/18 (a)	358,000	374,110

Radiation Therapy Services, Inc.
9.875% 04/15/17 (a)	315,000	311,063

Roche Holdings, Inc.
6.000% 03/01/19 (a)	3,745,000	4,536,933

Select Medical Corp.
7.625% 02/01/15	285,000	278,231

Tenet Healthcare Corp.
8.000% 08/01/20 (a)	500,000	498,750

U.S. Oncology Holdings, Inc.
PIK,
6.737% 03/15/12 (03/15/11) (b)(c)	341,051	322,130

Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
8.000% 02/01/18	330,000	334,950
8.000% 02/01/18 (a)	575,000	575,000

WellPoint, Inc.
7.000% 02/15/19	3,250,000	3,957,557

Healthcare Services Total		15,991,482

See Accompanying Notes to Financial Statements.

7

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Household Products/Wares – 0.0%
American Greetings Corp.
7.375% 06/01/16	460,000	468,050

Spectrum Brands Holdings, Inc.
9.500% 06/15/18 (a)	405,000	434,362

Household Products/Wares Total		902,412

Pharmaceuticals – 0.5%
NBTY, Inc.
9.000% 10/01/18 (a)(e)	50,000	52,500

Novartis Securities Investment Ltd.
5.125% 02/10/19	5,125,000	5,884,146

Omnicare, Inc.
6.875% 12/15/15	85,000	85,850

Patheon, Inc.
8.625% 04/15/17 (a)	375,000	384,375

Valeant Pharmaceuticals International
6.750% 10/01/17 (a)	160,000	163,200
7.000% 10/01/20 (a)	440,000	449,900

Warner Chilcott Co., LLC/Warner Chilcott Finance LLC
7.750% 09/15/18 (a)	514,000	528,135

Wyeth
5.500% 02/01/14	1,480,000	1,679,576
5.500% 02/15/16	1,945,000	2,275,557

Pharmaceuticals Total		11,503,239

Consumer Non-Cyclical Total		80,134,069

Diversified – 0.0%
Diversified Holding Companies – 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.750% 10/15/16 (a)	300,000	305,250

Diversified Holding Companies Total		305,250

Diversified Total		305,250

Energy – 5.2%
Coal – 0.1%
Arch Coal, Inc.
7.250% 10/01/20	42,000	44,363

Consol Energy, Inc.
8.000% 04/01/17 (a)	450,000	487,125
8.250% 04/01/20 (a)	660,000	721,050

Coal Total		1,252,538

	Par ($)	Value ($)
Oil & Gas – 2.8%
Anadarko Petroleum Corp.
6.200% 03/15/40	3,820,000	3,724,057
6.375% 09/15/17	8,055,000	8,876,248

Berry Petroleum Co.
8.250% 11/01/16	50,000	51,250
10.250% 06/01/14	85,000	95,838

Brigham Exploration Co.
8.750% 10/01/18 (a)	150,000	154,500

Chesapeake Energy Corp.
6.625% 08/15/20	935,000	977,075

Cimarex Energy Co.
7.125% 05/01/17	770,000	808,500

Comstock Resources, Inc.
8.375% 10/15/17	56,000	57,750

Concho Resources, Inc.
8.625% 10/01/17	325,000	344,500

Continental Resources, Inc.
7.125% 04/01/21 (a)	230,000	239,200

Devon Energy Corp.
6.300% 01/15/19	2,095,000	2,535,059

El Paso Corp.
7.750% 01/15/32	100,000	103,836

EXCO Resources, Inc.
7.500% 09/15/18	645,000	640,969

Forest Oil Corp.
7.250% 06/15/19	500,000	511,250
8.500% 02/15/14	435,000	475,237

Gazprom International SA
7.201% 02/01/20 (a)	3,478,217	3,765,170

Hess Corp.
7.300% 08/15/31	3,135,000	3,856,733

Hilcorp Energy I LP/Hilcorp Finance Co.
7.750% 11/01/15 (a)	510,000	515,100

Marathon Oil Corp.
7.500% 02/15/19	298,000	381,588

Newfield Exploration Co.
6.625% 04/15/16	545,000	566,800

Nexen, Inc.
5.875% 03/10/35	2,000,000	2,040,964

PetroHawk Energy Corp.
7.250% 08/15/18 (a)	285,000	290,700
7.875% 06/01/15	880,000	921,800

See Accompanying Notes to Financial Statements.

8

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Energy (continued)
Qatar Petroleum
5.579% 05/30/11 (a)	545,747	553,586

QEP Resources, Inc.
6.875% 03/01/21	435,000	470,887

Quicksilver Resources, Inc.
7.125% 04/01/16	414,000	408,825
8.250% 08/01/15	165,000	174,075

Range Resources Corp.
6.750% 08/01/20	370,000	384,800
7.500% 05/15/16	315,000	329,175
8.000% 05/15/19	665,000	726,512

Ras Laffan Liquefied Natural Gas Co., Ltd. II
5.298% 09/30/20 (a)	3,268,420	3,533,162

Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832% 09/30/16 (a)	1,989,606	2,173,207

SandRidge Energy, Inc.
PIK,
8.625% 04/01/15	318,000	318,000

Shell International Finance BV
5.500% 03/25/40	7,455,000	8,534,320

Southwestern Energy Co.
7.500% 02/01/18	250,000	282,500

Talisman Energy, Inc.
5.850% 02/01/37	3,250,000	3,417,196
7.750% 06/01/19	7,289,000	9,304,197

Oil & Gas Total		62,544,566

Oil & Gas Services – 0.5%
Expro Finance Luxembourg SCA
8.500% 12/15/16 (a)	725,000	690,562

Weatherford International Ltd.
5.125% 09/15/20	1,350,000	1,380,078
7.000% 03/15/38	7,590,000	8,062,402

Oil & Gas Services Total		10,133,042

Oil, Gas & Consumable Fuels – 0.0%
Denbury Resources, Inc.
8.250% 02/15/20	500,000	545,625

Oil, Gas & Consumable Fuels Total		545,625

Pipelines – 1.8%
El Paso Corp.
6.875% 06/15/14	805,000	860,663

	Par ($)	Value ($)
Energy Transfer Equity LP
7.500% 10/15/20	695,000	731,488

Kinder Morgan Energy Partners LP
5.625% 02/15/15	2,910,000	3,261,685
6.500% 09/01/39	5,420,000	5,860,207
6.950% 01/15/38	2,970,000	3,381,140

NGPL PipeCo LLC
6.514% 12/15/12 (a)	8,300,000	8,826,535

Plains All American Pipeline LP/PAA Finance Corp.
6.650% 01/15/37	2,560,000	2,774,787

Regency Energy Partners LP/Regency Energy Finance Corp.
8.375% 12/15/13	60,000	62,550
9.375% 06/01/16	170,000	187,425

Southern Natural Gas Co.
8.000% 03/01/32	3,625,000	4,254,068

Southern Star Central Corp.
6.750% 03/01/16	105,000	106,050

TransCanada Pipelines Ltd.
6.350% 05/15/67 (05/15/17) (b)(c)	10,630,000	9,939,050

Williams Companies, Inc.
7.875% 09/01/21	170,000	206,415

Pipelines Total		40,452,063

Energy Total		114,927,834

Financials – 18.5%
Banks – 10.8%
Bank of New York Mellon Corp.
5.450% 05/15/19	5,860,000	6,840,009

Barclays Bank PLC
3.900% 04/07/15	2,405,000	2,548,533
6.860% 09/29/49 (a)(b)	2,100,000	1,984,500
7.375% 06/29/49 (12/01/11) (a)(b)(c)	2,385,000	2,396,925
7.434% 09/29/49 (12/15/17) (a)(b)(c)	8,165,000	8,328,300

Capital One Capital IV
6.745% 02/17/37 (b)	11,745,000	11,686,275

Capital One Capital V
10.250% 08/15/39	13,870,000	15,014,275

See Accompanying Notes to Financial Statements.

9

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Financials (continued)
Chinatrust Commercial Bank
5.625% 03/29/49 (03/17/15) (a)(b)(c)	2,350,000	2,311,749

CIT Group, Inc.
7.000% 05/01/17	2,270,000	2,221,763

Citigroup, Inc.
5.375% 08/09/20	12,085,000	12,503,528
6.010% 01/15/15	830,000	912,501
8.125% 07/15/39	10,410,000	13,149,745

Comerica Bank
5.200% 08/22/17	4,030,000	4,301,167
5.750% 11/21/16	1,295,000	1,453,395

Discover Bank/Greenwood DE
8.700% 11/18/19	6,035,000	7,121,022

Discover Financial Services
10.250% 07/15/19	2,550,000	3,266,749

Fifth Third Bank
0.479% 05/17/13 (11/17/10) (b)(c)	2,140,000	2,048,483

HSBC USA, Inc.
5.000% 09/27/20	9,825,000	9,817,494

JPMorgan Chase & Co.
7.900% 04/29/49 (04/30/18) (b)(c)	7,980,000	8,551,607

JPMorgan Chase Capital XVII
5.850% 08/01/35	6,550,000	6,367,393

JPMorgan Chase Capital XX
6.550% 09/29/36	5,585,000	5,663,190

JPMorgan Chase Capital XXIII
1.376% 05/15/47 (11/15/10) (b)(c)	2,255,000	1,623,273

KeyBank NA
5.800% 07/01/14	4,054,000	4,420,060

Keycorp
3.750% 08/13/15	4,985,000	5,086,210
6.500% 05/14/13	11,170,000	12,241,661

Lloyds Banking Group PLC
6.267% 12/31/49 (a)	3,450,000	2,449,500
6.657% 01/29/49 (a)	4,814,000	3,417,940

Marshall & IIsley Bank
5.300% 09/08/11	1,759,000	1,766,412

Merrill Lynch & Co., Inc.
5.700% 05/02/17 (h)	5,210,000	5,388,375
6.050% 08/15/12 (h)	1,355,000	1,454,336

	Par ($)	Value ($)
6.400% 08/28/17	4,635,000	5,072,104
7.750% 05/14/38 (h)	4,040,000	4,685,834

National City Bank of Cleveland
6.200% 12/15/11	1,590,000	1,677,859

National City Bank of Kentucky
6.300% 02/15/11	2,830,000	2,887,888

National City Corp.
6.875% 05/15/19	2,200,000	2,580,644

Northern Trust Co.
6.500% 08/15/18	5,530,000	6,740,666

PNC Funding Corp.
3.625% 02/08/15	2,795,000	2,950,259
5.125% 02/08/20	4,270,000	4,622,608

Regions Financial Corp.
7.000% 03/01/11	13,946,000	14,109,252

Santander U.S. Debt SA Unipersonal
3.781% 10/07/15 (a)(e)	10,665,000	10,663,920

USB Capital XIII Trust
6.625% 12/15/39	15,950,000	16,312,862

Wachovia Corp.
5.750% 02/01/18	1,175,000	1,339,007

Banks Total		239,979,273

Diversified Financial Services – 1.8%
Ally Financial, Inc.
7.500% 09/15/20 (a)	365,000	388,725
8.000% 03/15/20 (a)	1,200,000	1,311,000
8.000% 11/01/31	663,000	711,067

American General Finance Corp.
6.900% 12/15/17	1,280,000	1,068,800

E*Trade Financial Corp.
7.375% 09/15/13	115,000	112,413
7.875% 12/01/15	335,000	327,463
12.500% 11/30/17	445,000	507,300

Eaton Vance Corp.
6.500% 10/02/17	6,175,000	7,313,256

ERAC USA Finance LLC
2.750% 07/01/13 (a)	5,890,000	6,017,236
5.250% 10/01/20 (a)	4,730,000	5,052,085

Ford Motor Credit Co., LLC
6.625% 08/15/17	345,000	367,575
7.000% 04/15/15	230,000	245,773
7.500% 08/01/12	2,210,000	2,346,045

See Accompanying Notes to Financial Statements.

10

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Financials (continued)
7.800% 06/01/12	720,000	765,732
8.000% 12/15/16	1,045,000	1,181,238

Fund American Companies, Inc.
5.875% 05/15/13	4,535,000	4,763,383

International Lease Finance Corp.
8.750% 03/15/17 (a)	391,000	419,347
8.875% 09/01/17	495,000	534,600

Lehman Brothers Holdings, Inc.
5.625% 01/24/13 (i)	22,225,000	5,111,750
6.875% 05/02/18 (i)	1,685,000	395,975

PF Export Receivables Master Trust
3.748% 06/01/13 (a)	1,133,600	1,124,318

Pinafore LLC/Pinafore, Inc.
9.000% 10/01/18 (a)(e)	80,000	84,000

Diversified Financial Services Total		40,149,081

Insurance – 5.0%
Asurion Corp.
6.757% 07/02/15 (10/12/10) (b)(c)(d)	342,155	326,331
6.757% 07/02/15 (10/12/10) (b)(c)(d)	467,845	444,453

Berkshire Hathaway Finance Corp.
4.850% 01/15/15	4,510,000	5,074,408

CNA Financial Corp.
5.850% 12/15/14	1,914,000	2,051,366
7.350% 11/15/19	4,161,000	4,678,345

ING Groep NV
5.775% 12/29/49 (12/08/15) (b)(c)	15,530,000	13,938,175

Liberty Mutual Group, Inc.
7.500% 08/15/36 (a)	5,905,000	6,006,076
10.750% 06/15/58 (a)(b)	8,595,000	10,142,100

MetLife Capital Trust X
9.250% 04/08/38 (a)(b)	5,920,000	6,985,600

MetLife, Inc.
10.750% 08/01/39	16,920,000	21,953,700

Provident Companies, Inc.
7.000% 07/15/18	190,000	207,980

Prudential Financial, Inc.
4.750% 06/13/15	3,210,000	3,488,724
8.875% 06/15/38 (06/15/18) (b)(c)	21,000,000	23,415,000

	Par ($)	Value ($)
Transatlantic Holdings, Inc.
8.000% 11/30/39	6,860,000	7,147,475

Unum Group
7.125% 09/30/16	4,960,000	5,724,242

Insurance Total		111,583,975

Investment Companies – 0.1%
Offshore Group Investments Ltd.
11.500% 08/01/15 (a)	760,000	798,000

Investment Companies Total		798,000

Real Estate Investment Trusts (REITs) – 0.8%
Brandywine Operating Partnership LP
7.500% 05/15/15	3,700,000	4,147,578

Duke Realty LP
7.375% 02/15/15	2,365,000	2,696,415
8.250% 08/15/19	5,505,000	6,519,511

Health Care Property Investors, Inc.
5.625% 05/01/17	2,945,000	3,078,270

Highwoods Properties, Inc.
5.850% 03/15/17	1,810,000	1,861,652

Real Estate Investment Trusts (REITs) Total		18,303,426

Savings & Loans – 0.0%
Washington Mutual Bank
5.125% 01/15/15 (i)	20,444,000	40,888

Washington Mutual Preferred Funding Delaware
6.534% 03/29/49 (03/15/11) (a)(b)(c)(i)	2,725,000	197,563

Savings & Loans Total		238,451

Financials Total		411,052,206

Industrials – 2.2%
Aerospace & Defense – 0.6%
Embraer Overseas Ltd.
6.375% 01/15/20	6,420,000	7,029,900

Esterline Technologies Corp.
7.000% 08/01/20 (a)	35,000	36,225

Kratos Defense & Security Solutions, Inc.
10.000% 06/01/17	390,000	413,400

L-3 Communications Corp.
6.375% 10/15/15	660,000	680,625

Raytheon Co.
5.500% 11/15/12	800,000	880,072
7.200% 08/15/27	1,730,000	2,283,525

See Accompanying Notes to Financial Statements.

11

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Industrials (continued)
Sequa Corp.
11.750% 12/01/15 (a)	600,000	633,000

Systems 2001 Asset Trust
6.664% 09/15/13 (a)	1,202,008	1,327,365

Aerospace & Defense Total		13,284,112

Air Transportation – 0.1%
Air 2 US
8.027% 10/01/19 (a)	1,681,310	1,580,432

Air Transportation Total		1,580,432

Building Materials – 0.0%
Gibraltar Industries, Inc.
8.000% 12/01/15	240,000	234,000

Nortek, Inc.
11.000% 12/01/13	576,622	612,661

Building Materials Total		846,661

Electrical Components & Equipment – 0.1%
Belden, Inc.
7.000% 03/15/17	785,000	786,963

WireCo WorldGroup
9.500% 05/15/17 (a)	240,000	246,600

Electrical Components & Equipment Total		1,033,563

Environmental Control – 0.0%
Clean Harbors, Inc.
7.625% 08/15/16	409,000	425,360

Environmental Control Total		425,360

Machinery-Construction & Mining – 0.0%
Terex Corp.
8.000% 11/15/17	780,000	780,975

Machinery-Construction & Mining Total		780,975

Machinery-Diversified – 0.1%
Case New Holland, Inc.
7.875% 12/01/17 (a)	682,000	740,822

CPM Holdings, Inc.
10.625% 09/01/14 (a)	385,000	414,838

Manitowoc Co., Inc.
7.125% 11/01/13	520,000	518,700

Machinery-Diversified Total		1,674,360

Miscellaneous Manufacturing – 0.1%
Bombardier, Inc.
6.300% 05/01/14 (a)	125,000	129,062

	Par ($)	Value ($)
SPX Corp.
6.875% 09/01/17 (a)	235,000	249,100

Tyco International Ltd./Tyco International Finance SA
6.875% 01/15/21	2,285,000	2,841,208

Miscellaneous Manufacturing Total		3,219,370

Packaging & Containers – 0.1%
Ardagh Packaging Finance
9.125% 10/15/20 (a)(e)	250,000	249,797

Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	240,000	249,900

Crown Americas LLC & Crown Americas Capital Corp. II
7.625% 05/15/17	315,000	340,200

Graham Packaging Co., LP/GPC Capital Corp. I
8.250% 01/01/17 (a)	235,000	238,525

Graphic Packaging International, Inc.
7.875% 10/01/18 (e)	89,000	91,448
9.500% 06/15/17	730,000	777,450

Packaging & Containers Total		1,947,320

Transportation – 1.1%
BNSF Funding Trust I
6.613% 12/15/55 (01/15/26) (b)(c)	5,911,000	5,940,555

Bristow Group, Inc.
7.500% 09/15/17	560,000	574,000

Burlington Northern Santa Fe Corp.
7.125% 12/15/10	3,900,000	3,950,423
7.950% 08/15/30	2,140,000	2,882,730

Kansas City Southern de Mexico SA de CV
7.625% 12/01/13	685,000	708,975

RailAmerica, Inc.
9.250% 07/01/17	232,000	254,330

Union Pacific Corp.
5.700% 08/15/18	3,735,000	4,354,737
6.650% 01/15/11	4,595,000	4,668,359

Transportation Total		23,334,109

Industrials Total		48,126,262

See Accompanying Notes to Financial Statements.

12

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Technology – 0.7%
Networking Products – 0.2%
Cisco Systems, Inc.
5.900% 02/15/39	3,690,000	4,264,515

Networking Products Total		4,264,515

Semiconductors – 0.0%
Amkor Technology, Inc.
9.250% 06/01/16	285,000	305,662

Freescale Semiconductor, Inc.
9.250% 04/15/18 (a)	250,000	260,000

NXP BV/NXP Funding LLC
9.750% 08/01/18 (a)	900,000	958,500

Semiconductors Total		1,524,162

Software – 0.5%
First Data Corp.
8.875% 08/15/20 (a)	495,000	513,562
9.875% 09/24/15	535,000	435,863

Oracle Corp.
4.950% 04/15/13	2,255,000	2,483,993
6.500% 04/15/38	5,530,000	6,869,023

Sungard Data Systems, Inc.
9.125% 08/15/13	485,000	495,306

Software Total		10,797,747

Technology Total		16,586,424

Utilities – 5.2%
Electric – 4.7%
American Electric Power Co., Inc.
5.250% 06/01/15	4,473,000	4,956,934

CMS Energy Corp.
4.250% 09/30/15	3,630,000	3,661,320
6.875% 12/15/15	320,000	354,718

Commonwealth Edison Co.
5.900% 03/15/36	4,160,000	4,638,866
5.950% 08/15/16	6,495,000	7,706,655
6.150% 09/15/17	500,000	592,314
6.950% 07/15/18	5,810,000	6,916,811

Consolidated Edison Co. of New York, Inc.
6.750% 04/01/38	7,595,000	9,721,023

DTE Energy Co.
7.625% 05/15/14	4,025,000	4,785,516

Dynegy Holdings, Inc.
7.500% 06/01/15	245,000	192,938
7.750% 06/01/19	258,000	176,730

	Par ($)	Value ($)
Edison Mission Energy
7.000% 05/15/17	285,000	205,912

Energy Future Holdings Corp.
10.000% 01/15/20 (a)	465,000	461,633

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
10.000% 12/01/20	83,000	82,370

Exelon Generation Co. LLC
6.200% 10/01/17	370,000	433,787

FPL Energy American Wind LLC
6.639% 06/20/23 (a)	2,465,293	2,563,091

FPL Energy National Wind LLC
5.608% 03/10/24 (a)	540,512	572,802

Georgia Power Co.
4.750% 09/01/40	8,245,000	8,130,576

Intergen NV
9.000% 06/30/17 (a)	910,000	962,325

Ipalco Enterprises, Inc.
7.250% 04/01/16 (a)	540,000	580,500

MidAmerican Energy Holdings Co.
5.875% 10/01/12	1,765,000	1,915,242

Nevada Power Co.
5.375% 09/15/40	1,100,000	1,134,632

Niagara Mohawk Power Corp.
4.881% 08/15/19 (a)	5,745,000	6,313,962

NRG Energy, Inc.
7.375% 02/01/16	1,105,000	1,136,769
7.375% 01/15/17	750,000	768,750

Oglethorpe Power Corp.
6.974% 06/30/11	166,000	166,862

Oncor Electric Delivery Co., LLC
5.250% 09/30/40 (a)	7,790,000	7,934,660
5.950% 09/01/13	6,270,000	7,024,488

Southern California Edison Co.
4.500% 09/01/40	9,475,000	9,264,257
5.000% 01/15/16	4,500,000	5,146,897

Southern Co.
4.150% 05/15/14	2,325,000	2,518,812

Tenaska Alabama II Partners LP
6.125% 03/30/23 (a)	2,792,909	3,057,984

Electric Total		104,080,136

See Accompanying Notes to Financial Statements.

13

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Utilities (continued)
Gas – 0.5%
Atmos Energy Corp.
6.350% 06/15/17	3,665,000	4,196,982

Nakilat, Inc.
6.067% 12/31/33 (a)	2,880,000	3,168,000

Sempra Energy
6.500% 06/01/16	2,490,000	2,979,186

Gas Total		10,344,168

Utilities Total		114,424,304

Total Corporate Fixed-Income Bonds & Notes (cost of $904,130,612)		959,429,551

Commercial Mortgage-Backed Securities – 19.4%
Bear Stearns Commercial Mortgage Securities
4.720% 11/11/35 (b)	5,300,000	5,566,645
5.201% 12/11/38	3,710,000	3,916,837
5.422% 09/11/42	6,707,718	6,923,600
5.700% 06/13/50	11,000,000	11,837,410
5.742% 09/11/42 (10/01/10) (b)(c)	8,580,000	9,520,679
5.907% 09/11/38 (10/01/10) (b)(c)	1,290,000	1,440,127
6.480% 02/15/35	5,815,664	5,896,330

Chase Commercial Mortgage Securities Corp.
6.484% 02/12/16 (a)(b)	8,759,953	8,882,764

Citigroup Commercial Mortgage Trust
5.413% 10/15/49	5,750,000	6,268,326
6.034% 12/10/49	16,394,731	16,831,826

Credit Suisse First Boston Mortgage Securities Corp.
4.801% 03/15/36	15,000,000	16,036,360
6.387% 08/15/36	6,092,825	6,344,328

Credit Suisse Mortgage Capital Certificates
6.020% 06/15/38 (10/01/10) (b)(c)	16,755,000	18,350,882

First Union National Bank Commercial Mortgage
6.141% 02/12/34	18,494,216	19,363,363

GE Capital Commercial Mortgage Corp.
4.819% 01/10/38	5,110,000	5,442,232

	Par ($)	Value ($)
GMAC Commercial Mortgage Securities, Inc.
5.023% 04/10/40	10,600,000	11,508,891
5.659% 05/10/40 (10/01/10) (b)(c)	12,745,000	13,989,909
5.713% 10/15/38	20,000,000	21,054,482
I.O.,
0.854% 04/10/40 (10/01/10) (a)(b)(c)	30,526,214	41,030

Greenwich Capital Commercial Funding Corp.
5.317% 06/10/36 (10/01/10) (b)(c)	4,216,000	4,620,768

GS Mortgage Securities Corp. II
5.560% 11/10/39	10,000,000	10,651,096

JPMorgan Chase Commercial Mortgage Securities Corp.
4.985% 01/12/37	15,000,000	15,951,367
5.440% 06/12/47	16,800,000	17,609,568
5.932% 02/12/49 (10/01/10) (b)(c)	9,815,000	10,759,104
6.162% 05/12/34	20,633,000	21,805,018
I.O.,
0.344% 10/15/42 (10/01/10) (b)(c)	118,936,336	511,426

LB-UBS Commercial Mortgage Trust
4.853% 09/15/31	6,270,000	6,643,743
5.020% 08/15/29 (10/11/10) (b)(c)	9,650,000	10,380,954
5.430% 02/15/40	7,500,000	7,845,217
5.866% 09/15/45 (10/11/10) (b)(c)	6,785,000	7,177,787
6.510% 12/15/26	1,108,252	1,109,797

Morgan Stanley Capital I
5.447% 02/12/44 (10/01/10) (b)(c)	11,589,979	12,089,704

Morgan Stanley Dean Witter Capital I
4.180% 03/12/35	4,745,458	4,906,542
4.920% 03/12/35	4,065,000	4,341,653
5.980% 01/15/39	1,451,176	1,535,235
6.390% 07/15/33	7,822,598	8,037,711

Structured Asset Securities Corp.
I.O.,
2.102% 02/25/28 (10/01/10) (b)(c)	1,904,199	108

Wachovia Bank Commercial Mortgage Trust
3.989% 06/15/35	11,930,000	12,495,746
5.037% 03/15/42	6,887,306	7,274,252
5.077% 10/15/35 (10/01/10) (a)(b)(c)	10,000,000	10,900,282
5.083% 03/15/42 (10/01/10) (b)(c)	9,575,000	10,359,546
5.110% 07/15/42 (10/01/10) (b)(c)	15,000,000	15,603,798
5.374% 10/15/44 (b)	8,550,000	9,426,353
5.484% 07/15/41 (10/01/10) (b)(c)	20,000,000	21,776,642
5.487% 12/15/44 (10/01/10) (b)(c)	4,820,000	4,834,056
5.609% 03/15/45 (10/01/10) (b)(c)	2,305,000	2,302,636

See Accompanying Notes to Financial Statements.

14

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Commercial Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
I.O.,
0.426% 03/15/42 (10/01/10) (a)(b)(c)	394,586,372	1,633,864

Total Commercial Mortgage-Backed Securities (cost of $408,809,444)		431,799,994

Mortgage-Backed Securities – 14.8%
Federal Home Loan Mortgage Corp.
4.000% 11/01/39	14,461,679	14,845,974
4.500% 06/01/40	1,594,416	1,664,794
4.500% 07/01/40	32,526,545	34,082,576
12.000% 07/01/20	31,455	32,068
TBA,
5.500% 12/01/40 (e)	10,500,000	11,136,563

Federal National Mortgage Association
4.500% 04/01/40	2,878,934	3,021,018
4.500% 06/01/40	17,748,239	18,636,162
4.500% 07/01/40	11,906,568	12,502,317
5.500% 02/01/37	1,975,968	2,102,251
5.500% 05/01/38	24,871,581	26,461,107
5.500% 06/01/38	17,053,955	18,200,987
5.500% 07/01/39	21,860,282	23,439,403
5.500% 01/01/40	12,373,697	13,163,254
6.000% 01/01/14	105,087	113,501
6.000% 02/01/37	21,827,584	23,711,859
6.000% 05/01/37	4,149,445	4,464,856
6.000% 08/01/38	12,856,723	13,817,930
6.000% 12/01/38	4,214,022	4,529,075
6.500% 10/01/28	456,037	510,845
6.500% 12/01/31	460,801	515,029
6.500% 08/01/36	7,923,087	8,677,232
TBA:
3.500% 12/01/40 (e)	67,250,000	67,743,884
4.000% 12/01/40 (e)	24,000,000	24,667,488

Government National Mortgage Association
3.625% 07/20/25 (10/01/10) (b)(c)	49,653	51,343
9.000% 06/15/16	1,443	1,597
9.000% 08/15/16	1,335	1,478
9.000% 10/15/16	2,718	3,008

Total Mortgage-Backed Securities (cost of $321,095,153)		328,097,599

Government & Agency Obligations – 14.6%

Foreign Government Obligations – 0.3%
Republic of Italy
5.375% 06/12/17	4,690,000	5,178,177

Foreign Government Obligations Total		5,178,177

	Par ($)	Value ($)
U.S. Government Agencies – 1.1%
Federal National Mortgage Association
1.580% 06/28/13	25,000,000	25,049,900

U.S. Government Agencies Total		25,049,900

U.S. Government Obligations – 13.2%
U.S. Treasury Bill
(j) 10/07/10	51,500,000	51,499,960

U.S. Treasury Bonds
4.375% 05/15/40	10,877,500	12,216,847

U.S. Treasury Notes
1.250% 08/31/15	3,000	2,999
1.375% 03/15/13	1,395,000	1,423,667
1.375% 05/15/13	2,525,000	2,577,874
1.750% 07/31/15	345,000	353,301
1.875% 06/30/15	25,110,000	25,875,077
2.125% 05/31/15	3,160,000	3,294,553
2.500% 03/31/15	12,250,000	12,989,777
2.500% 04/30/15	8,102,000	8,589,384
2.625% 08/15/20	45,072,000	45,494,550
3.125% 04/30/17	16,965,000	18,357,979
3.125% 05/15/19	530,000	563,166
3.250% 07/31/16	22,125,000	24,214,773
3.375% 11/15/19 (k)	29,877,000	32,185,476

U.S. Treasury Strip Principal
(j) 02/15/40	172,480,000	53,613,683

U.S. Government Obligations Total		293,253,066

Total Government & Agency Obligations (cost of $302,201,166)		323,481,143

Asset-Backed Securities – 5.6%
Bay View Auto Trust
5.310% 06/25/14	3,500,000	3,510,773

BMW Vehicle Lease Trust
0.820% 04/15/13	5,000,000	5,005,105

Capital Auto Receivables Asset Trust
5.310% 06/15/12	9,000,000	9,128,884

Chrysler Financial Auto Securitization Trust
6.250% 05/08/14 (a)	8,205,000	8,651,133

Citibank Credit Card Issuance Trust
6.300% 06/20/14	470,000	500,023
6.950% 02/18/14	1,630,000	1,729,856

Citicorp Residential Mortgage Securities, Inc.
5.892% 03/25/37 (10/01/10) (b)(c)	11,000,000	10,583,639

See Accompanying Notes to Financial Statements.

15

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Asset-Backed Securities (continued)

	Par ($)	Value ($)
5.977% 06/25/37 (10/01/10) (b)(c)	993,601	1,001,421
6.080% 06/25/37 (10/01/10) (b)(c)	11,000,000	10,963,667

CitiFinancial Auto Issuance Trust
1.830% 11/15/12 (a)	3,500,665	3,513,104

Citigroup Mortgage Loan Trust, Inc.
5.517% 08/25/35 (10/01/10) (b)(c)	3,775,000	279,384
5.598% 03/25/36 (10/01/10) (b)(c)	1,125,855	848,272
5.666% 08/25/35 (10/01/10) (b)(c)	2,330,000	151,513

Countrywide Asset-Backed Certificates
0.366% 06/25/21 (10/25/10) (b)(c)(f)	427,871	361,072
5.813% 05/25/37 (10/01/10) (b)(c)	6,158,850	3,092,211

Daimler Chrysler Auto Trust
5.280% 03/08/13	4,000,000	4,128,535

Discover Card Master Trust
1.557% 02/17/15 (10/15/10) (b)(c)	3,810,000	3,877,186

Ford Credit Auto Owner Trust
4.050% 10/15/16	4,500,000	4,693,720
5.160% 04/15/13	5,000,000	5,272,105
5.680% 06/15/12	5,422,000	5,538,750
5.690% 11/15/12	6,000,000	6,318,407

Franklin Auto Trust
5.360% 05/20/16	4,720,000	4,835,749
7.160% 05/20/16 (a)	3,555,000	3,819,493

Green Tree Financial Corp.
6.870% 01/15/29	957,539	1,003,898

Harley-Davidson Motorcycle Trust
5.540% 04/15/15	4,600,000	4,750,960

JPMorgan Auto Receivables Trust
5.610% 12/15/14 (a)	669,982	671,556

Renaissance Home Equity Loan Trust
5.355% 11/25/35 (10/01/10) (b)(c)	4,750,000	1,759,177

Small Business Administration Participation Certificates
4.570% 06/01/25	2,800,405	3,020,211
5.390% 12/01/25	731,646	807,044
5.570% 03/01/26	2,611,568	2,918,163
5.780% 08/01/27	4,294,125	4,766,481

	Par ($)	Value ($)
Wachovia Auto Loan Owner Trust
5.650% 02/20/13	8,000,000	8,099,562

Total Asset-Backed Securities (cost of $135,633,853)		125,601,054

Collateralized Mortgage Obligations – 1.7%

Agency – 0.8%
Federal Home Loan Mortgage Corp. REMICS
4.000% 03/15/19	7,075,000	7,717,487
5.000% 03/15/28	8,352,542	8,510,245

Federal National Mortgage Association REMICS
9.250% 03/25/18	49,315	56,071

Agency Total		16,283,803

Non-Agency – 0.9%
American Mortgage Trust
8.445% 09/27/22 (f)	7,272	4,409

Countrywide Alternative Loan Trust
5.500% 09/25/35	6,311,443	317,787

GSMPS Mortgage Loan Trust
7.750% 09/19/27 (a)(b)	550,359	555,000

Nomura Asset Acceptance Corp.
0.356% 08/25/36 (10/25/10) (b)(c)	1,581,179	567,460
5.515% 01/25/36 (10/01/10) (b)(c)	6,770,055	4,800,978
5.957% 03/25/47 (10/01/10) (b)(c)	1,471,543	1,190,698
6.138% 03/25/47 (10/01/10) (b)(c)	9,319,775	7,635,012

Wells Fargo Mortgage Backed Securities Trust
6.213% 10/25/37 (10/01/10) (b)(c)	6,309,532	5,521,112

Non-Agency Total		20,592,456

Total Collateralized Mortgage Obligations (cost of $46,859,424)		36,876,259

Municipal Bonds – 1.1%

California – 0.5%
CA Los Angeles Unified School District
Series 2009, 5.750% 07/01/34	5,665,000	5,714,115

See Accompanying Notes to Financial Statements.

16

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
California (continued)
CA State
Series 2009, 7.550% 04/01/39	4,470,000	4,877,709

California Total		10,591,824

Kentucky – 0.5%
KY Asset Liability Commission
Series 2010,
3.165% 04/01/18	10,885,000	10,989,496

Kentucky Total		10,989,496

New York – 0.1%
NY Triborough Bridge & Tunnel Authority
Series 2008 C, 5.000% 11/15/38	3,500,000	3,740,590

New York Total		3,740,590

Total Municipal Bonds (cost of $24,231,489)		25,321,910

Preferred Stocks – 0.5%
	Shares
Communications – 0.0%
Media – 0.0%
CMP Susquehanna Radio Holdings Corp., Series A (a)(f)(l)	8,862	89

Media Total		89

Communications Total		89

Financials – 0.5%
Banks – 0.2%
National City Preferred Capital Trust I (b)	4,310,000	4,790,522

Total Banks		4,790,522

Diversified Financial Services – 0.3%
Citigroup Capital XIII	251,100	6,313,292

Diversified Financial Services Total		6,313,292

Financials Total		11,103,814

Total Preferred Stocks (cost of $11,140,580)		11,103,903

Common Stocks – 0.0%

	Shares	Value ($)
Consumer Discretionary – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Six Flags Entertainment Corp. (l)	5,679	249,650

Hotels, Restaurants & Leisure Total		249,650

Consumer Discretionary Total		249,650

Industrials – 0.0%
Airlines – 0.0%
United Continental Holdings	1,493	35,279

Airlines Total		35,279

Industrials Total		35,279

Total Common Stocks (cost of $220,325)		284,929

Warrants – 0.0%
	Units
Financials – 0.0%
CNB Capital Trust I Expires 03/23/19 (a)(f)(l)	10,127	101

Financials Total		101

Total Warrants (cost of $101)		101

Short-Term Obligation – 2.6%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 04/15/14, market value $58,738,258 (repurchase proceeds $57,583,368)	57,583,000	57,583,000

Total Short-Term Obligation (cost of $57,583,000)		57,583,000

Total Investments – 103.5% (cost of $2,211,905,147)(m)		2,299,579,443

Other Assets & Liabilities, Net – (3.5)%		(77,491,622)

Net Assets – 100.0%		2,222,087,821

See Accompanying Notes to Financial Statements.

17

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Notes to Investment Portfolio:

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities, which are not illiquid except for the following, amounted to $232,353,118, which represents 10.5% of net assets.

Security	Acquisition Date	Par/Shares/ Units	Cost	Value
CMP Susquehanna Radio Holdings Corp., Series A	03/26/09	8,862	$89	$89
CNB Capital Trust I Expires 03/23/19	03/26/09	10,127	101	101
Systems 2001 Asset Trust 6.664% 09/15/13	06/04/01	1,202,008	1,202,008	1,327,365

				$1,327,555

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(c)	Parenthetical date represents the next interest rate reset date for the security.

(d)	Loan participation agreement.

(e)	Security purchased on a delayed delivery basis.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2010, the value of these securities amounted to $388,091, which represents less than 0.1% of net assets.

(g)	Security has no value.

(h)	Investments in affiliates during the six months ended September 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Interest Income	Value, end of period
Merrill Lynch & Co., Inc. 5.700% 05/02/17*	$6,898,325	$—	$2,069,688	$29,695	$—
Merrill Lynch & Co., Inc. 6.050% 08/15/12*	1,602,008	—	—	7,562	—
Merrill Lynch & Co., Inc. 7.750% 05/14/38*	5,719,710	—	—	33,325	—

Total	$14,220,043	$—	$2,069,688	$70,582	$—

* As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(i)	The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2010, the value of these securities amounted to $5,746,176, which represents 0.3% of net assets.

(j)	Zero coupon bond.

(k)	A portion of this security with a market value of $5,386,330 is pledged as collateral for open futures contracts.

(l)	Non-income producing security.

(m)	Cost for federal income tax purposes is $2,213,553,947.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes Basic Materials	$—	$33,952,740	$—	$33,952,740
Communications	—	80,187,577	22,420	80,209,997
Consumer Cyclical	—	55,189,002	4,521,463	59,710,465
Consumer Non-Cyclical	—	80,134,069	—	80,134,069
Diversified	—	305,250	—	305,250
Energy	—	114,927,834	—	114,927,834
Financials	—	411,052,206	—	411,052,206
Industrials	—	46,545,830	1,580,432	48,126,262
Technology	—	16,586,424	—	16,586,424
Utilities	—	114,424,304	—	114,424,304

Total Corporate Fixed-Income Bonds & Notes	—	953,305,236	6,124,315	959,429,551

Total Commercial Mortgage-Backed Securities	—	431,799,994	—	431,799,994

Total Mortgage-Backed Securities	103,547,935	224,549,664	—	328,097,599

Government & Agency Obligations
Foreign Government Obligations	—	5,178,177	—	5,178,177
U.S. Government Agencies	—	25,049,900	—	25,049,900
U.S. Government Obligations	241,753,106	51,499,960	—	293,253,066

Total Government & Agency Obligations	241,753,106	81,728,037	—	323,481,143

Total Asset-Backed Securities	—	125,601,054	—	125,601,054

Collateralized Mortgage Obligations
Agency	—	16,283,803	—	16,283,803
Non–Agency	—	20,588,047	4,409	20,592,456

Total Collateralized Mortgage Obligations	—	36,871,850	4,409	36,876,259

Total Municipal Bonds	—	25,321,910	—	25,321,910

Preferred Stocks
Communications	—	—	89	89
Financials	6,313,292	4,790,522	—	11,103,814

Total Preferred Stocks	6,313,292	4,790,522	89	11,103,903

Total Common Stocks	284,929	—	—	284,929

See Accompanying Notes to Financial Statements.

18

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Warrants	$—	$—	$101	$101

Total Short-Term Obligation	—	57,583,000	—	57,583,000

Total Investments	351,899,262	1,941,551,267	6,128,914	2,299,579,443

Unrealized Appreciation on Credit Default Swap Contracts	—	1,437,882	—	1,437,882

Unrealized Depreciation on Credit Default Swap Contracts	—	(1,014,561)	—	(1,014,561)

Unrealized Depreciation on Futures Contracts	(3,943,195)	—	—	(3,943,195)

Total	$347,956,067	$1,941,974,588	$6,128,914	$2,296,059,569

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Fixed Income Bonds & Notes, Preferred Stock, and Warrants classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Certain Corporate Fixed-Income Bonds & Notes classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. Certain Collateralized Mortgage Obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the six months ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Corporate Fixed-Income Bonds & Notes
Communications	$22,420	$336	$—	$(336)	$—	$—	$—	$—	$22,420
Consumer Cyclical	4,982,801	—	66,988	150,912	—	(679,238)	—	—	4,521,463
Industrials	1,604,722	—	—	185,088	—	(209,378)	—	—	1,580,432
Collateralized Mortgage Obligations
Non-Agency	4,573	—	21	85	—	(270)	—	—	4,409
Warrants
Financials	101	—	—	—	—	—	—	—	101
Preferred Stocks
Communications	89	—	—	—	—	—	—	—	89

	$6,614,706	$336	$67,009	$335,749	$—	$(888,886)	$—	$—	$6,128,914

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $335,749. This amount is included in net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc.	Buy	1.000%	03/20/15	$13,000,000	$567,375	$391,163
Barclays Capital	Textron, Inc.	Buy	1.000%	03/20/15	5,000,000	158,984	113,595
Barclays Capital	The Home Depot, Inc.	Buy	1.000%	03/20/15	17,000,000	(80,702)	(113,904)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	11,510,000	90,419	319,125
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	06/20/15	12,000,000	492,796	130,710

See Accompanying Notes to Financial Statements.

19

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
BNP Paribas	Marriott International, Inc.	Buy	1.000%	03/20/15	$11,160,000	$103,660	$6,612
Credit Suisse First Boston	Morgan Stanley	Buy	1.000%	06/20/15	13,905,000	1,196,961	(674,016)
Credit Suisse First Boston	Textron, Inc.	Buy	1.000%	03/20/15	6,160,000	209,506	127,839
JPMorgan	D.R. Horton, Inc.	Buy	1.000%	03/20/15	11,600,000	506,225	348,838
JPMorgan	Macy’s, Inc.	Buy	1.000%	03/20/15	14,700,000	788,492	(163,889)
Morgan Stanley	Limited Brands, Inc.	Buy	1.000%	03/20/15	11,500,000	542,145	(15,673)
Morgan Stanley	The Home Depot, Inc.	Buy	1.000%	03/20/15	11,200,000	(84,796)	(47,079)

							$423,321

At September 30, 2010, the Fund held the following open short futures contracts:

Risk Exposure/Type

Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,126	$247,139,408	$246,625,528	Dec-2010	$(513,880)
5-Year U.S. Treasury Notes	3,276	395,960,908	393,288,511	Dec-2010	(2,672,397)
10-Year U.S. Treasury Notes	770	97,056,094	96,474,373	Dec-2010	(581,721)
30-Year U.S. Treasury Bonds	628	83,975,375	83,800,178	Dec-2010	(175,197)

					$(3,943,195)

At September 30, 2010, cash of $2,180,000 was pledged as collateral for open futures contracts.

At September 30, 2010, asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	43.2
Commercial Mortgage-Backed Securities	19.4
Mortgage-Backed Securities	14.8
Government & Agency Obligations	14.6
Asset-Backed Securities	5.6
Collateralized Mortgage Obligations	1.7
Municipal Bonds	1.1
Preferred Stocks	0.5
Common Stocks	0.0	*
Warrants	0.0	*

	100.9
Short-Term Obligation	2.6
Other Assets & Liabilities, Net	(3.5)

	100.0

* Represents less than 0.1% of net assets.

Acronym	Name
I.O.	Interest Only
PIK	Payment-In-Kind
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

20

Statement of Assets and Liabilities – Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

		($)
Assets	Investments, at identified cost	2,211,905,147

	Investments, at value	2,299,579,443
	Cash	864,030
	Cash collateral for open futures contracts	2,180,000
	Open credit default swap contracts	1,437,882
	Credit default swap contracts premiums paid	4,185,570
	Receivable for:
	Investments sold	41,482,670
	Fund shares sold	1,420,394
	Interest	19,235,115
	Securities lending	5
	Foreign tax reclaims	538
	Trustees’ deferred compensation plan	121,290
	Prepaid expenses	25,122
	Other assets	863,430

	Total Assets	2,371,395,489

Liabilities	Open credit default swap contracts	1,014,561
	Credit default swap contracts premiums received	144,974
	Payable for:
	Investments purchased	9,282,722
	Investments purchased on a delayed delivery basis	122,500,926
	Fund shares repurchased	10,302,600
	Futures variation margin	178,969
	Distributions	4,221,026
	Investment advisory fee	584,326
	Administration fee	274,601
	Pricing and bookkeeping fees	20,112
	Transfer agent fee	532,020
	Trustees’ fees	5,769
	Custody fee	8,763
	Distribution and service fees	76,364
	Interest payable	555
	Trustees’ deferred compensation plan	121,290
	Other liabilities	38,090

	Total Liabilities	149,307,668

	Net Assets	2,222,087,821

Net Assets Consist of	Paid-in capital	2,188,893,499
	Undistributed net investment income	1,220,770
	Accumulated net realized loss	(50,885,726)
	Net unrealized appreciation (depreciation) on:
	Investments	87,674,296
	Credit default swap contracts	(871,823)
	Futures contracts	(3,943,195)

	Net Assets	2,222,087,821

See Accompanying Notes to Financial Statements.

21

Statement of Assets and Liabilities (continued) – Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Class A	Net assets	$171,886,800
	Shares outstanding	18,653,991
	Net asset value per share	$9.21	(a)
	Maximum sales charge	3.25%
	Maximum offering price per share ($9.21/0.9675)	$9.52	(b)

Class B	Net assets	$20,386,409
	Shares outstanding	2,212,415
	Net asset value and offering price per share	$9.21	(a)

Class C	Net assets	$33,141,786
	Shares outstanding	3,596,652
	Net asset value and offering price per share	$9.21	(a)

Class I (c)	Net assets	$2,502
	Shares outstanding	272
	Net asset value, offering and redemption price per share	$9.21	(d)

Class R	Net assets	$2,064,645
	Shares outstanding	224,073
	Net asset value, offering and redemption price per share	$9.21

Class W (c)	Net assets	$2,502
	Shares outstanding	272
	Net asset value, offering and redemption price per share	$9.21	(d)

Class Z	Net assets	$1,994,603,177
	Shares outstanding	216,462,886
	Net asset value, offering and redemption price per share	$9.21

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

(c)	Shares commenced operations on September 27, 2010.

(d)	Net asset value per share rounds to this amount due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

22

Statement of Operations – Columbia Intermediate Bond Fund

For the Six Months Ended September 30, 2010 (Unaudited)

		($)
Investment Income	Interest	56,764,165
	Interest from affiliates	70,582
	Securities lending	424

	Total Investment Income	56,835,171

Expenses	Investment advisory fee	3,569,526
	Administration fee	1,677,743
	Distribution fee:
	Class A	73,213
	Class B	95,578
	Class C	118,132
	Class R	5,083
	Service fee:
	Class A	210,550
	Class B	31,974
	Class C	39,354
	Class W	— *
	Pricing and bookkeeping fees	95,002
	Transfer agent fee – Class A, Class B, Class C, Class R, Class W and Class Z	1,595,518
	Trustees’ fees	58,986
	Custody fee	39,654
	Chief compliance officer expenses	878
	Other expenses	283,757

	Expenses before interest expense	7,894,948
	Interest expense	4,589

	Total Expenses	7,899,537

	Fees waived by distributor – Class A	(73,213)
	Fees waived by distributor – Class C	(23,683)
	Expense reductions	(547)

	Net Expenses	7,802,094

	Net Investment Income	49,033,077

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Credit Default Swap Contracts and Foreign Currency	Net realized gain (loss) on:
	Investments	45,222,430
	Foreign currency transactions and forward foreign currency exchange contracts	57,774
	Credit default swap contracts	(1,723,159)
	Futures contracts	(40,003,028)

	Net realized gain	3,554,017

	Net change in unrealized appreciation (depreciation) on:
	Investments	66,331,617
	Foreign currency translations and forward foreign currency exchange contracts	(10,897)
	Credit default swap contracts	1,487,801
	Futures contracts	(3,809,645)

	Net change in unrealized appreciation (depreciation)	63,998,876

	Net Gain	67,552,893

	Net Increase Resulting from Operations	116,585,970

* Rounds	to less than $1.

See Accompanying Notes to Financial Statements.

23

Statement of Changes in Net Assets – Columbia Intermediate Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2010 ($)(a)(b)	Year Ended March 31, 2010 ($)
Operations	Net investment income	49,033,077	109,896,693
	Net realized gain on investments, futures contracts, credit default swap contracts, foreign currency transactions and forward foreign currency exchange contracts	3,554,017	45,143,681
	Net change in unrealized appreciation (depreciation) on investments, futures contracts, credit default swap contracts, foreign currency translations and forward foreign currency exchange contracts	63,998,876	268,129,654

	Net increase resulting from operations	116,585,970	423,170,028

Distributions to Shareholders	From net investment income:
	Class A	(3,695,420)	(8,661,981)
	Class B	(467,280)	(1,657,924)
	Class C	(596,108)	(1,539,099)
	Class I	(1)	—
	Class R	(41,853)	(91,882)
	Class W	(1)	—
	Class Z	(46,590,344)	(106,473,961)

	Total distributions to shareholders	(51,391,007)	(118,424,847)

	Net Capital Stock Transactions	(43,361,921)	(39,345,318)
	Increase from regulatory settlements	—	62,349

	Total increase in net assets	21,833,042	265,462,212

Net Assets	Beginning of period	2,200,254,779	1,934,792,567
	End of period	2,222,087,821	2,200,254,779
	Undistributed net investment income at end of period	1,220,770	3,578,700

(a)	Class I and Class W shares commenced operations on September 27, 2010.
(b)	Class I and Class W shares reflect activity for the period September 27, 2010 through September 30, 2010.

See Accompanying Notes to Financial Statements.

24

Statement of Changes in Net Assets (continued) – Columbia Intermediate Bond Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	3,393,097	30,698,575	4,024,261	34,577,227
Distributions reinvested	330,331	3,000,259	925,715	7,967,506
Redemptions	(3,322,473)	(30,123,834)	(6,581,064)	(55,926,745)

Net increase (decrease)	400,955	3,575,000	(1,631,088)	(13,382,012)

Class B
Subscriptions	89,296	811,923	261,450	2,231,931
Distributions reinvested	36,364	329,739	145,598	1,250,813
Redemptions	(1,430,783)	(12,926,117)	(1,716,488)	(14,622,868)

Net decrease	(1,305,123)	(11,784,455)	(1,309,440)	(11,140,124)

Class C
Subscriptions	571,021	5,171,248	568,812	4,851,110
Distributions reinvested	41,634	378,123	118,250	1,017,027
Redemptions	(450,298)	(4,074,873)	(1,318,313)	(11,247,492)

Net increase (decrease)	162,357	1,474,498	(631,251)	(5,379,355)

Class I (a)(b)
Subscriptions	272	2,500	—	—
Distributions reinvested	— (c)	1	—	—

Net increase	272	2,501	—	—

Class R
Subscriptions	97,730	878,607	133,154	1,145,681
Distributions reinvested	3,625	32,939	6,664	57,659
Redemptions	(66,625)	(605,839)	(186,232)	(1,602,433)

Net increase (decrease)	34,730	305,707	(46,414)	(399,093)

Class W (a)(b)
Subscriptions	272	2,500	—	—
Distributions reinvested	— (c)	1	—	—

Net increase	272	2,501	—	—

Class Z
Subscriptions	22,298,069	201,574,073	47,943,504	410,119,481
Distributions reinvested	2,412,881	21,915,618	5,832,159	50,260,132
Redemptions	(28,739,444)	(260,427,364)	(55,004,873)	(469,424,347)

Net decrease	(4,028,494)	(36,937,673)	(1,229,210)	(9,044,734)

(a)	Shares commenced operations on September 27, 2010.

(b)	Shares reflect activity for the period September 27, 2010 through September 30, 2010.

(c)	Rounds to less than one share.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$8.95		$7.72		$8.71		$8.84	$8.74		$8.96

Income from Investment Operations:
Net investment income (a)	0.19		0.43		0.43		0.43	0.42		0.39
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.27		1.26		(0.97)		(0.13)	0.11		(0.20)

Total from investment operations	0.46		1.69		(0.54)		0.30	0.53		0.19

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.46)		(0.43)		(0.43)	(0.43)		(0.41)
From net realized gains	—		—		(0.02)		—	—		—

Total distributions to shareholders	(0.20)		(0.46)		(0.45)		(0.43)	(0.43)		(0.41)

Increase from Regulatory Settlements	—		—	(b)	—		—	—		—

Net Asset Value, End of Period	$9.21		$8.95		$7.72		$8.71	$8.84		$8.74
Total return (c)(d)	5.18	%(e)	22.31%		(6.34)%		3.48%	6.21	%(f)	2.12%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.90	%(h)	0.90%		0.89%		0.88%	0.87%		0.89%
Interest expense	—	%(h)(i)	—	%(i)	—	%(i)	—	—		—
Net expenses (g)	0.90	%(h)	0.90%		0.89%		0.88%	0.87%		0.89%
Waiver/Reimbursement	0.09	%(h)	0.10%		0.10%		0.10%	0.10%		0.10%
Net investment income (g)	4.17	%(h)	5.01%		5.33%		4.88%	4.83%		4.36%
Portfolio turnover rate	82	%(e)	160%		137%		266%	150%		126%
Net assets, end of period (000s)	$171,887		$163,333		$153,435		$207,215	$206,147		$199,376

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$8.95		$7.72		$8.71		$8.84	$8.74		$8.96

Income from Investment Operations:
Net investment income (a)	0.16		0.37		0.37		0.36	0.36		0.32
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.27		1.26		(0.97)		(0.12)	0.10		(0.20)

Total from investment operations	0.43		1.63		(0.60)		0.24	0.46		0.12

Less Distributions to Shareholders:
From net investment income	(0.17)		(0.40)		(0.37)		(0.37)	(0.36)		(0.34)
From net realized gains	—		—		(0.02)		—	—		—

Total distributions to shareholders	(0.17)		(0.40)		(0.39)		(0.37)	(0.36)		(0.34)

Increase from Regulatory Settlements	—		—	(b)	—		—	—		—

Net Asset Value, End of Period	$9.21		$8.95		$7.72		$8.71	$8.84		$8.74
Total return (c)	4.79	%(d)	21.41%		(7.04)%		2.72%	5.42	%(e)	1.36%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.65	%(g)	1.65%		1.64%		1.63%	1.62%		1.64%
Interest expense	—	%(g)(h)	—	%(h)	—	%(h)	—	—		—
Net expenses (f)	1.65	%(g)	1.65%		1.64%		1.63%	1.62%		1.64%
Net investment income (f)	3.46	%(g)	4.29%		4.59%		4.14%	4.08%		3.61%
Portfolio turnover rate	82	%(d)	160%		137%		266%	150%		126%
Net assets, end of period (000s)	$20,386		$31,476		$37,247		$56,087	$63,617		$74,332

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Not annualized.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$8.95		$7.72		$8.71		$8.84	$8.74		$8.96

Income from Investment Operations:
Net investment income (a)	0.16		0.38		0.39		0.37	0.37		0.34
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.27		1.26		(0.98)		(0.12)	0.11		(0.20)

Total from investment operations	0.43		1.64		(0.59)		0.25	0.48		0.14

Less Distributions to Shareholders:
From net investment income	(0.17)		(0.41)		(0.38)		(0.38)	(0.38)		(0.36)
From net realized gains	—		—		(0.02)		—	—		—

Total distributions to shareholders	(0.17)		(0.41)		(0.40)		(0.38)	(0.38)		(0.36)

Increase from Regulatory Settlements	—		—	(b)	—		—	—		—

Net Asset Value, End of Period	$9.21		$8.95		$7.72		$8.71	$8.84		$8.74
Total return (c)(d)	4.87	%(e)	21.59%		(6.91)%		2.87%	5.58	%(f)	1.51%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.50	%(h)	1.50%		1.49%		1.48%	1.47%		1.49%
Interest expense	—	%(h)(i)	—	%(i)	—	%(i)	—	—		—
Net expenses (g)	1.50	%(h)	1.50%		1.49%		1.48%	1.47%		1.49%
Waiver/Reimbursement	0.15	%(h)	0.15%		0.15%		0.15%	0.15%		0.15%
Net investment income (g)	3.57	%(h)	4.43%		4.74%		4.28%	4.23%		3.76%
Portfolio turnover rate	82	%(e)	160%		137%		266%	150%		126%
Net assets, end of period (000s)	$33,142		$30,731		$31,372		$37,164	$35,458		$39,641

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

28

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout the period is as follows:

Class I Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$9.21

Income from Investment Operations:
Net investment income (b)(c)	—
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts (c)	—

Total from investment operations (c)	—

Less Distributions to Shareholders:
From net investment income (c)	—

Net Asset Value, End of Period	$9.21
Total return (d)(e)	0.04%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	0.51%
Net investment income (f)(g)	3.90%
Portfolio turnover rate (e)	82%
Net assets, end of period (000s)	$3

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

29

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,							Period Ended March 31, 2006 (a)
Class R Shares	2010		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$8.95		$7.72		$8.71		$8.84	$8.74		$8.91

Income from Investment Operations:
Net investment income (b)	0.18		0.41		0.41		0.40	0.39		0.06
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.27		1.26		(0.97)		(0.12)	0.12		(0.15)

Total from investment operations	0.45		1.67		(0.56)		0.28	0.51		(0.09)

Less Distributions to Shareholders:
From net investment income	(0.19)		(0.44)		(0.41)		(0.41)	(0.41)		(0.08)
From net realized gains	—		—		(0.02)		—	—		—

Total distributions to shareholders	(0.19)		(0.44)		(0.43)		(0.41)	(0.41)		(0.08)

Increase from Regulatory Settlements	—		—	(c)	—		—	—		—

Net Asset Value, End of Period	$9.21		$8.95		$7.72		$8.71	$8.84		$8.74
Total return (d)	5.05	%(e)	22.01%		(6.58)%		3.24%	5.94	%(f)	(1.06	)%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.15	%(h)	1.15%		1.14%		1.13%	1.12%		1.30	%(h)
Interest expense	—	%(h)(i)	—	%(i)	—	%(i)	—	—		—
Net expenses (g)	1.15	%(h)	1.15%		1.14%		1.13%	1.12%		1.30	%(h)
Net investment income (g)	3.91	%(h)	4.78%		5.11%		4.60%	4.45%		3.25	%(h)
Portfolio turnover rate	82	%(e)	160%		137%		266%	150%		126	%(e)
Net assets, end of period (000s)	$2,065		$1,694		$1,819		$1,606	$42		$10

(a)	Class R shares were initially offered on January 23, 2006.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

30

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout the period is as follows:

Class W Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$9.21

Income from Investment Operations:
Net investment income (b)(c)	—
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts (c)	—

Total from investment operations (c)	—

Less Distributions to Shareholders:
From net investment income (c)	—

Net Asset Value, End of Period	$9.21
Total return (d)(e)	0.04%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	0.95%
Net investment income (f)(g)	3.85%
Portfolio turnover rate (e)	82%
Net assets, end of period (000s)	$3

(a)	Class W shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

31

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$8.95		$7.72		$8.71		$8.84	$8.74		$8.96

Income from Investment Operations:
Net investment income (a)	0.20		0.45		0.45		0.45	0.45		0.41
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.27		1.26		(0.97)		(0.13)	0.10		(0.20)

Total from investment operations	0.47		1.71		(0.52)		0.32	0.55		0.21

Less Distributions to Shareholders:
From net investment income	(0.21)		(0.48)		(0.45)		(0.45)	(0.45)		(0.43)
From net realized gains	—		—		(0.02)		—	—		—

Total distributions to shareholders	(0.21)		(0.48)		(0.47)		(0.45)	(0.45)		(0.43)

Increase from Regulatory Settlements	—		—	(b)	—		—	—		—

Net Asset Value, End of Period	$9.21		$8.95		$7.72		$8.71	$8.84		$8.74
Total return (c)	5.31	%(d)	22.62%		(6.11)%		3.74%	6.48	%(e)	2.37%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.65	%(g)	0.65%		0.64%		0.63%	0.62%		0.64%
Interest expense	—	%(g)(h)	—	%(h)	—	%(h)	—	—		—
Net expenses (f)	0.65	%(g)	0.65%		0.64%		0.63%	0.62%		0.64%
Net investment income (f)	4.43	%(g)	5.26%		5.58%		5.13%	5.08%		4.63%
Portfolio turnover rate	82	%(d)	160%		137%		266%	150%		126%
Net assets, end of period (000s)	$1,994,603		$1,973,020		$1,710,920		$2,259,863	$1,894,798		$1,379,320

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Not annualized.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

32

Notes to Financial Statements – Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Note 1. Organization

Columbia Intermediate Bond Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers seven classes of shares: Class A, Class B, Class C, Class I, Class R, Class W and Class Z. Effective September 27, 2010, Class I and Class W shares of the Fund commenced operations. Each share class has its own expense structure and sales charges, as applicable.

The Fund no longer accepts investments in Class B shares by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge (“CDSC”) of 1.00% based upon the holding period after purchase.

Class B shares are subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Class I, Class R, Class W and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of these share classes, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and, except as disclosed in Note 13, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data. These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

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Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

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Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Derivative Instruments

The Fund may invest in derivative instruments. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation (“Selling Participant”), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the forward purchase price.

The Fund’s policy is to record the components of mortgage dollar rolls using “to be announced” mortgage-backed securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor’s ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Stripped Securities

The Fund may invest in Interest only (“IO”) and Principal Only (“PO”) stripped mortgage-backed securities. These

35

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as an increase to the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and

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Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$118,424,847

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$142,501,883
Unrealized depreciation	(56,476,387)

Net unrealized appreciation	$86,025,496

The following capital loss carryforwards, determined as of March 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2017	$45,710,830
2018	3,475,333

Total	$49,186,163

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. (“Ameriprise Financial”) acquired a portion of the asset management business of Columbia Management Group, LLC (the “Transaction”), including the business of managing the Fund. In connection with the closing of the Transaction (the “Closing”), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Fund and subsequently changed its name to Columbia Management Investment Advisers, LLC (the “New Advisor”). The New Advisor receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.35%
$1 billion to $1.5 billion	0.30%
$1.5 billion to $3 billion	0.29%
$3 billion to $6 billion	0.28%
Over $6 billion	0.27%

Prior to the Closing, Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provided investment advisory services to the Fund under the same fee structure.

For the six month period ended September 30, 2010, the Fund’s annualized effective investment advisory fee rate was 0.32% of the Fund’s average daily net assets.

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Fund under a new Administrative Services Agreement (the “Administrative Agreement”). Under the Administrative Agreement, the New Advisor

37

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

provides administrative and other services to the Fund, including services previously performed under the Pricing and Bookkeeping Oversight and Services Agreement discussed below. The New Advisor receives a monthly administration fee at the annual rate of 0.15% of the Fund’s average daily net assets. Prior to the Closing, Columbia provided administrative services to the Fund at the same fee rates.

Pricing and Bookkeeping Fees

Prior to the Closing, the Fund entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank and Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Upon the Closing, Columbia assigned and delegated its rights and obligations under the State Street Agreements to the New Advisor. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Also prior to the Closing, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund’s portfolio securities, incurred by Columbia in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing. These services are now provided under the Administrative Agreement discussed above.

Transfer Agent Fee

In connection with the Closing, RiverSource Service Corporation, a wholly owned subsidiary of Ameriprise Financial, became the transfer agent of the Fund and subsequently changed its name to Columbia Management Investment Services Corp. (the “New Transfer Agent”). The New Transfer Agent has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The New Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the New Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The New Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The New Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the New Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the New Transfer Agent maintains in connection with its services to the Fund. The New Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to the Closing, Columbia Management Services, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and contracted with BFDS to serve as sub-transfer agent, under the same fee structure.

For the six month period ended September 30, 2010, the Fund’s annualized effective transfer agent fee rate for each class as a percentage of average daily net assets was as follows:

Class A	Class B	Class C	Class R	Class W	Class Z
0.14%	0.14%	0.14%	0.14%	0.19%	0.14%

Class I shares do not pay transfer agent fees.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum

38

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2010, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Fund and subsequently changed its name to Columbia Management Investment Distributors, Inc. (the “New Distributor”).

For the six month period ended September 30, 2010, initial sales charges paid by shareholders on the purchase of Class A shares amounted to $3,646 and received net CDSC fees paid by shareholders on certain redemptions of Class B and Class C shares amounted to $6,358 and $2,168, respectively.

The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) which require the payment of monthly distribution and service fees to the New Distributor based on the average daily net assets of the applicable class of the Fund at the following annual rates:

Distribution Fee
Class A	Class B	Class C	Class R	Class W
0.10%	0.75%	0.75%	0.50%	0.25%

Service Fee
Class A	Class B	Class C	Class W
0.25%	0.25%	0.25%	0.25%

Effective September 7, 2010, the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), but limited such fees to an aggregate of not more than 0.25% for Class A shares. Prior to September 7, 2010, the New Distributor had voluntarily agreed to waive a portion of the distribution and service fees for Class A shares of the Fund so that the combined fee did not exceed 0.25% annually of Class A average daily net assets.

The New Distributor has voluntarily agreed to waive a portion of the distribution and service fees for Class C shares so that the combined fee will not exceed 0.85% annually of Class C average daily net assets. This arrangement may be modified or terminated by the New Distributor at any time.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the New Distributor for amounts paid by the New Distributor to dealers who sold such shares.

Prior to the Closing, Columbia Management Distributors, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the principal underwriter of the Fund’s shares. There were no changes to the underwriting discount structure of the Fund, the service or distribution fee rates paid by the Fund, or the distribution and service fee waivers for the Class A or Class C shares as a result of the Transaction.

Fee Waivers and Expense Reimbursements

Effective September 27, 2010, the New Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses, so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.95%, 1.70%, 1.70%, 0.57%, 1.20%, 0.95% and 0.70% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I, Class R, Class W and Class Z shares, respectively. This arrangement may be modified or terminated by the New Advisor at any time.

From May 1, 2010 to September 26, 2010, the New Advisor had voluntarily agreed to reimburse a portion of the Fund’s expenses, so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, did not exceed 0.70% of the Fund’s average daily net assets on an annualized basis. Prior to May 1, 2010, Columbia voluntarily reimbursed a portion of the Fund’s expenses in the same manner.

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Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Fees Paid to Officers and Trustees

In connection with the Closing, all officers of the Fund are employees of the New Advisor or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year. Prior to the Closing, the Fund paid its pro-rata share of the expenses for the Chief Compliance Officer under the same fee structure.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended September 30, 2010, these custody credits reduced total expenses by $547 for the Fund.

Note 6. Objectives and Strategies for Investing in Derivative Instruments

The Fund uses derivatives instruments including futures contracts, credit default swaps and forward foreign currency exchange contracts in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for the use of derivatives do not work as intended, the Fund may not achieve its investment objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks:

Interest Rate Risk: Interest rate risk relates to the fluctuation in value of fixed income securities because of the inverse relationship of price and yield. Fixed income securities generally will decline in value upon an increase in general interest rates and their value generally will increase upon a decline in general interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign-currency-denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Credit Risk: Credit risk relates to the ability of the issuer or guarantor of a fixed income security, or counter party to a derivative contract to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Generally, lower-yield higher-quality bonds are subject to credit risk to a lesser extent than lower-grade higher-yield bonds.

The following provides more detailed information about each derivative type held by the Fund:

Futures Contracts — The Fund entered into interest rate futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark.

The use of futures contracts involves certain risks, which include, among these: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction of the future direction of interest rates by the Fund’s investment advisor.

Upon entering into a futures contract, the Fund identifies within its portfolio of investments cash or securities in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

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Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

During the six month period ended September 30, 2010, the Fund entered into 14,403 futures contracts.

Forward Foreign Currency Exchange Contracts — The Fund entered into forward foreign currency exchange contracts to shift its investment exposure from one currency to another.

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

During the six month period ended September 30, 2010, the Fund entered into 13 forward foreign currency exchange contracts. The Fund did not have any open forward foreign exchange contracts at the end of the period.

Credit Default Swap Contracts — The Fund entered into credit default swap transactions as a protection buyer to reduce overall credit exposure.

Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may receive or make an upfront payment as the protection buyer or seller. Credit default swaps are marked to market daily based on quotations from market makers and any change is recorded as unrealized appreciation/depreciation on the Statement of Assets and Liabilities. Periodic payments received or made are recorded as a realized gain or loss and premiums received or made are amortized on the Statement of Operations.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

During the six month period ended September 30, 2010, the Fund purchased credit default swaps with a notional amount of $103,180,000.

The following table is a summary of the value of the Fund’s derivative instruments as of September 30, 2010:

Fair Value of Derivative Instruments Statement of Assets and Liabilities
Assets	Fair Value	Liabilities	Fair Value
Futures Variation Margin	—	Futures Variation Margin	$ 178,969*
Open Credit Default Swaps/ Premiums	$5,623,452	Open Credit Default Swaps/ Premiums	1,159,535

*	Includes only current day’s variation margin.

41

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

The effect of derivative instruments on the Fund’s Statement of Operations for the six month period ended September 30, 2010:

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Futures Contracts	Interest Rate	$(40,003,028)	$(3,809,645)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Rate	60,282	(11,102)
Credit Default Swap Contracts	Credit	(1,723,159)	1,487,801

Note 7. Portfolio Information

For the six month period ended September 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $1,769,958,429 and $1,852,514,909, respectively, of which $735,884,721 and $869,099,094, respectively, were U.S. Government securities.

Note 8. Regulatory Settlements

During the year ended March 31, 2010, the Fund received payments totaling $62,349 relating to certain regulatory settlements with third parties that the Fund had participated in during the year. The payments have been included in “Increase from regulatory settlements” on the Statement of Changes in Net Assets.

Note 9. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2010, the average daily loan balance outstanding on days where borrowing existed was $21,220,000 at a weighted average interest rate of 1.55%.

Note 10. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 11. Shareholder Concentration

As of September 30, 2010, one shareholder account owned 45.1% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 12. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

High-Yield Securities Risk

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality

42

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market’s assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota

43

Columbia Intermediate Bond Fund

September 30, 2010 (Unaudited)

Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Note 13. Subsequent Event

Effective October 14, 2010, the line of credit disclosed in Note 9 was extended. Interest on the $280,000,000 committed, unsecured revolving line of credit provided by State Street will continue to be charged at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. The commitment fee has been decreased from 0.15% per annum to 0.125% per annum and will continue to be accrued and apportioned among the participating funds pro rata based on their relative net assets.

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Board Consideration and Approval of Advisory Agreements

In September 2010, the Board of Trustees (the “Board”) unanimously approved new Investment Management Services Agreements (the “Advisory Agreements”) on behalf of various Columbia funds that would increase or decrease the contractual investment advisory fee rates payable by each affected Columbia fund (each, an “Affected Fund”) to Columbia Management for investment advisory services. For Columbia Intermediate Bond Fund, the Advisory Agreement would, subject to shareholder approval, increase contractual investment advisory fee rates. As detailed below, the Board held numerous meetings and discussions with the management team of Columbia Management and reviewed and considered materials in connection with the approval of the investment advisory fee before determining to approve the Advisory Agreements.

On April 30, 2010, Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC, a subsidiary of Bank of America and the parent of the Affected Funds’ former investment adviser. In connection with that acquisition, the Affected Funds entered into investment management services agreements with Columbia Management, a subsidiary of Ameriprise Financial, Inc.

Beginning in April 2010, Columbia Management presented to the Advisory Fees and Expenses Committee (the “Committee”) of the Board a proposal to rationalize the fees and expenses, including the advisory fees, of the various registered investment companies in the combined complex of Columbia-, RiverSource-, Seligman- and Threadneedle-branded funds (the “Columbia Funds Complex”). Because these funds were organized at different times by many different sponsors, their fees and expenses did not reflect a common overall design, and Columbia Management proposed to implement a more consistent schedule of fees for similar funds based on a uniform pricing model across all of the funds. In this regard, Columbia Management presented the Committee with various data comparing current and proposed fee schedules to the fee schedules of peer funds, as selected by an independent third-party data provider. While Columbia Management projected that the proposed rationalization would reduce the overall fees and expenses of all of the funds in the aggregate, it was expected that certain fees and expenses, including advisory fees, would increase for certain funds. At the same time, Columbia Management presented the Committee with proposals to provide for consistent administrative services fee schedules across funds in the same asset class, reduced custody fee rates and a consistent transfer agency fee schedule across the funds, as well as initial proposals to merge various funds. In connection with these proposals, the Committee and the trustees considered a proposal by Columbia Management to contractually limit the total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund’s custodian) of Class A shares of funds, the expenses of which exceed the median expenses of such fund’s Class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider), to such median expenses (or a lower, agreed-upon rate), and to limit the total expenses of such funds’ other classes to a corresponding amount, adjusted to reflect any class-specific expenses (including transfer agency fees and payments under any distribution plan, shareholder servicing plan, and/or plan administration agreement).

The Committee and the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust (the “Independent Trustees”) requested and evaluated materials from, and were provided materials and information regarding the Advisory Agreements by, Columbia Management. The Committee, at meetings held on April 20, 2010, May 3, 2010, June 7, 2010, July 27, 2010 and August 10, 2010, and the Independent Trustees, at meetings held on April 20, 2010, May 4, 2010, June 7, 2010 and August 11, 2010, reviewed the materials provided in connection with their consideration of the Advisory Agreements and other matters relating to the proposals and discussed them with representatives of Columbia Management. The Committee and the Independent Trustees also reviewed and considered information that they had previously received in connection with their most recent consideration and approval of the current investment management services agreements with Columbia Management. They also consulted with Fund counsel and with the Independent Trustees’ independent legal counsel, who advised on the legal standards for consideration by the trustees and otherwise assisted the trustees in their deliberations. The trustees also met with, and reviewed and considered a report prepared and provided by, the independent fee consultant (the “Fee Consultant”) appointed

45

by the Independent Trustees pursuant to an assurance of discontinuance entered into by Columbia Management Advisors, LLC, the Affected Funds’ previous adviser, with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). Under the NYAG Settlement, the Fee Consultant’s role is to manage the process by which management fees are negotiated so that they are negotiated in a manner that is at arms’ length and reasonable. On August 10, 2010, the Committee recommended that the trustees approve the Advisory Agreements. On September 14, 2010, the trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for each Affected Fund, subject to shareholder approval.

The trustees considered all materials that they, their legal counsel or Columbia Management believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreements. The factors considered by the Committee and the trustees in recommending approval and approving the Advisory Agreement for each Affected Fund included the following:

■	The expected benefits of continuing to retain Columbia Management as the Affected Funds’ investment manager;

■	The terms and conditions of the Advisory Agreements, including the increase or decrease, as applicable, in the advisory fee schedule for each Affected Fund;

■

The impact of the proposed changes in investment advisory fee rates, as well as proposed changes in administrative services, transfer agency and custody fee rates, on each Affected Fund’s total expense ratio;

■	For Columbia Intermediate Bond Fund, the reduction in the rates payable under its administrative services agreement;

■

The willingness of Columbia Management to agree to contractually limit or cap total operating expenses for Columbia Intermediate Bond Fund so that total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund’s custodian) of Class A shares would not exceed the median expenses of such fund’s class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider);

■	That Columbia Management, and not any Affected Fund, would bear the costs of obtaining any necessary shareholder approvals of the Advisory Agreements;

■	The expected impact on expenses for certain Affected Funds of proposed mergers; and

■	The expected benefits of further integrating the Combined Fund Complex by:

■

Standardizing total management fees across similar funds in the Combined Fund Complex to promote comparability of pricing among a menu of funds available to investors, including through exchange privileges; and

■

Aligning investment advisory fee rates across funds in the Combined Fund Complex that are in the same investment category (e.g., the amendment would align the investment advisory fee rates of Columbia Large Cap Growth Fund with those of all other actively managed large-cap funds in the Combined Fund Complex).

Nature, Extent and Quality of Services Provided under the Advisory Agreements

The trustees considered the nature, extent and quality of services provided to the Affected Funds by Columbia Management and its affiliates under the Advisory Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Affected Funds by Columbia Management and its affiliates. The trustees considered, among other things, the ability of Columbia Management to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including Columbia Management’s personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the trade execution services provided on behalf of the Affected Funds and the quality of Columbia Management’s investment research capabilities and the other resources that it devotes to each Affected Fund. For each Affected Fund, the trustees also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing these and related factors, the trustees concluded, within the context of

46

their overall conclusions, that the nature, extent and quality of the services to be provided to each Affected Fund under the Advisory Agreements supported the approval of the Advisory Agreements.

Investment Performance

The trustees reviewed information about the performance of each Affected Fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each Affected Fund to the performance of peer groups of mutual funds and performance benchmarks. The trustees also reviewed a description of the third party’s methodology for identifying each Fund’s peer group for purposes of performance and expense comparisons. In the case of each Affected Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant approval of the Affected Fund’s Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Affected Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Affected Fund’s investment strategy and policies and that the Affected Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Affected Fund’s investment strategy; (iii) that the Affected Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that Columbia Management had taken or was taking steps designed to help improve the Affected Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The trustees noted that, through February 28, 2010, Columbia Intermediate Bond Fund’s performance was in the second quintile (where the best performance would be in the first quintile) for the one- and ten-year periods and in the third quintile for the three- and five-year periods of the peer group selected by an independent third-party data provider for the purposes of performance comparisons.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions regarding each of the Advisory Agreements, that the performance of each Affected Fund and Columbia Management was sufficient, in light of other considerations, to warrant the approval of the Advisory Agreement pertaining to that Affected Fund.

Investment Advisory Fee Rates and Other Expenses

The trustees considered that the Advisory Agreement for Columbia Intermediate Bond Fund would increase the contractual investment advisory fee rates payable by that Fund and would be otherwise identical to that Fund’s current investment management services agreement. In addition, the trustees also considered that, with the proposed fee reductions under the administrative services agreement, the contractual fee rate under both the Advisory Agreement and the proposed administrative services agreement would be lower than the current combined contractual fee rate under those agreements at certain asset levels. The trustees also considered that based on its expenses for its most recent fiscal year, adjusted to give effect to the Advisory Agreement and other proposed contractual changes, including the contractual expense limitations described above, Columbia Intermediate Bond Fund’s contractual management fees and total net expenses would have been in the third quintiles (where the lowest fees and expenses would be in the first quintile) of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the advisory fee rates under the Advisory Agreements and anticipated total expenses of each Affected Fund supported the approval of the Advisory Agreements.

Costs of Services Provided and Profitability

The trustees considered information about the advisory fees charged by Columbia Management to comparable institutional accounts. In considering the fees charged to those accounts, the trustees took into account, among other things, Columbia Management’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for

47

Columbia Management, and the additional resources required to manage mutual funds effectively. In evaluating each Affected Fund’s proposed advisory fees, the trustees also took into account the demands, complexity and quality of the investment management of the Affected Fund.

The trustees also considered the compensation directly or indirectly received by Columbia Management and its affiliates in connection with their relationships with the Affected Funds. The trustees reviewed information provided by management as to the projected profitability to Columbia Management and its affiliates of their relationships with each Affected Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant Affected Funds, the current and anticipated expense levels of each Affected Fund, and the implementation of breakpoints and/or expense limitations with respect to each Affected Fund.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions, that the proposed changes to the advisory fees, and the related profitability to Columbia Management and its affiliates of their relationships with the Affected Fund, supported the approval of the Advisory Agreement pertaining to that Affected Fund.

Economies of Scale

The trustees considered the existence of any economies of scale in the provision by Columbia Management of services to each Affected Fund, to groups of related funds and to Columbia Management’s investment advisory clients as a whole, and whether those economies of scale were shared with the Affected Funds through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by Columbia Management in investment, trading and compliance resources. The trustees noted that all of the Affected Funds were expected to benefit from breakpoints and/or expense limitation arrangements. In considering those issues, the trustees also took note of the costs of the services to be provided (both on an absolute and relative basis) and the projected profitability to Columbia Management and its affiliates of their relationships with the Affected Funds, as discussed above. The trustees also noted the expected expense synergies and other anticipated benefits to Columbia Management and fund shareholders of both the rationalization of fees and expenses and the proposed mergers of certain Affected Funds. After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Affected Funds supported the approval of the Advisory Agreements.

Other Benefits to Columbia Management

The trustees received and considered information regarding any expected “fall-out” or ancillary benefits to be received by Columbia Management and its affiliates as a result of their relationships with the Affected Funds, such as the provision by Columbia Management of administrative services to the Affected Funds and the provision by Columbia Management’s affiliates of distribution and transfer agency services to the Affected Funds, and how the proposed rationalization of fees and expenses might affect such benefits, including the fact that to the extent fees payable by the Affected Funds decrease, and the fees for such Funds were subject to a contractual limit or cap on expenses, Columbia Management may pay less in expense reimbursements. The trustees considered that the Affected Funds’ distributor, an affiliate of Columbia Management, retains a portion of the distribution fees from the Affected Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Affected Funds, and that other affiliates of Columbia Management receive various forms of compensation in connection with their sale of shares of the Affected Funds. The trustees also considered the benefits of research made available to Columbia Management by reason of brokerage commissions generated by the Affected Funds’ securities transactions, and reviewed information about Columbia Management’s practices with respect to allocating portfolio brokerage and the use of “soft” commission dollars to pay for research. The trustees considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to disclose and to monitor such possible conflicts of interest. The trustees recognized that Columbia Management’s profitability would be somewhat lower without these benefits.

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In their deliberations, the trustees did not identify any single item that was paramount or controlling and individual trustees may have attributed different weights to various factors. The trustees also evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each Affected Fund.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel and the Fee Consultant, the trustees, including the Independent Trustees, approved each Advisory Agreement.

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Summary of Management Fee Evaluation by Independent Fee Consultant

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS

SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, LLC, and Columbia Management Distributors, Inc. September 21, 2010

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Management Distributors, Inc.1 (“CMD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and, together with some or all of such funds, the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Atlantic Funds” (together with the other members of that Board, the “Trustees”) retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared this written evaluation of the fee negotiation process. As has been the case with my previous reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this report.

On September 29, 2009, Ameriprise entered into an asset purchase agreement with Bank of America, N.A. and its parent, Bank of America Corporation (together, the “Bank”) pursuant to which the Bank agreed to sell certain CMG assets relating to Columbia’s long-term asset management business, including management of the Atlantic Funds (the “Transaction”). The Transaction, which closed on April 30, 2010,1 resulted in the termination of the existing Investment Management Agreements with CMA. Prior to the closing of the Transaction, the Trustees and the shareholders of the Funds approved new Advisory and Administrative Agreements with an Ameriprise subsidiary now called Columbia Management Investment Advisers, LLC (“CMIA”). Those Agreements did not change the rates paid by the Funds from the levels specified in the former agreements with CMA.

CMIA serves as the adviser of funds supervised by three different Boards of Trustees: the Atlantic, Nations, and RiverSource Boards, and a subsidiary of CMIA serves as adviser to funds overseen by a fourth Board, Columbia/Wanger. After reviewing the range of funds overseen by all four Boards, CMIA proposed a series of changes intended, among other things, to rationalize its mutual fund product offerings (by, for example, proposing to merge funds with similar investment strategies) and the fees charged to the funds by CMIA and its affiliates. These proposals included (1) changes to the advisory fees paid by certain funds, (2) changes to administrative and similar fees paid by certain funds, (3) changes to the transfer agency, sub-transfer agency, custody, and pricing/bookkeeping fees paid by the Funds, and (4) mergers involving more than 60 funds. CMIA asked the Trustees to consider these proposals together. This report, consistent with and (to the extent applicable) in fulfillment of the terms of the AOD, will focus on changes to advisory and aggregate management fees and discuss other proposals insofar as they affect total fund expenses, which may be a relevant factor in considering the appropriate level of advisory and management fees (defined for purposes of this report as advisory plus administrative fees).

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees … to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD

[1]	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or Ameriprise Financial, Inc. (“Ameriprise”), aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Atlantic Funds.

[3]	CMIA, Materials Prepared for the Atlantic Fees and Expense Committee, June 7, 2010 (“June 7 Materials”), Tab 1 at p. 1.

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also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees … using … an annual independent written evaluation prepared by or under the direction of … the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of the adviser’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of the adviser for like services;

5.	Costs to the adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of the adviser and its affiliates from supplying such services.

II. Findings

1.	Based upon my examination of the information supplied by CMIA and Ameriprise in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed contractual advisory and/or administrative fee changes at any asset level for each affected Atlantic Fund (each a “Fee Change Fund”).

2.	In my view, the process by which the proposed management fees of each Fee Change Fund have been negotiated with CMIA thus far has been, to the extent practicable, at arm’s length and reasonable and consistent with the AOD.
3.	There are 25 Funds for which CMIA has proposed an increase either in the contractual advisory or management fee (each a “Fee Increase Fund”). Seven of these Funds have a combination of higher contractual advisory fees and either lower or unchanged contractual management fees. The remaining 18 Funds have higher contractual management fees with the majority resulting from higher contractual advisory fees. For five Funds, however, the higher management fees result from a combination of lower advisory fees and higher administrative fees.

4.	The actual management fee, computed on the basis of assets as of October 31, 2009, would increase for 16 of the Fee Increase Funds after accounting for CMIA’s proposed expense limitation program, non-management fee changes, and proposed mergers. Seven Funds would have lower actual management fees, and two would experience no change in actual management fees.

5.	Sixteen of the 25 Fee Increase Funds have generally median or better-than-median performance. Only one Fee Increase Fund — High Yield Opportunity Fund — would be identified for further review based on performance criteria used by the Trustees in past contract review processes.

6.	CMIA proposed that the Funds and most other mutual funds it or its affiliates advise or sponsor (together, the “CMIA Funds”) be subject to a contractual expense limitation calculated as the median of the relevant fund’s Lipper expense group. As a result, all Fee Increase Funds are projected to have total expenses in the first, second, or third quintiles after full implementation of the proposed fee changes, expense limitations, and mergers. The expense limitation would be recalculated every year based on updated Lipper data. An analysis of the changes in median expenses for 2009 and 2010 indicates that some Funds are likely to experience sizable changes in their expense limits. Some Funds would have higher-than-median actual management fees notwithstanding the newly-established expense limitations.

7.

CMIA reviewed differences between management of retail mutual funds and advising institutional accounts and supplied charts plotting contractual and actual institutional and fund fees against assets in various investment categories. The data showed that mutual fund fees are often lower at small asset levels reflecting CMIA’s

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reimbursement of fund expenses. At higher asset levels, mutual fund fees typically exceed institutional fees.

8.	CMIA provided fund-by-fund projected profitability data. Due to the significant changes in the operations of the Funds (including the change of the Funds’ investment adviser), historical profitability data was judged to have little relevance.
9.	CMIA provided projections of both the cumulative benefit to CMIA Fund shareholders of all aspects of its proposals (including proposed mergers) and the synergies in the form of decreased expenses that would benefit CMIA and its parent, Ameriprise.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Intermediate Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, MA 02110

53

Columbia Intermediate Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1190 A (11/10)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR; Not applicable for semiannual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. KEVIN CONNAUGHTON
J. Kevin Connaughton, President

Date	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. KEVIN CONNAUGHTON
J. Kevin Connaughton, President

Date	November 19, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 19, 2010